GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.2%

	Australia — 0.8%

320,055	Clean TeQ Water Ltd. * (a)	105,570

407,488	IGO Ltd. *	2,810,013

276,972	Paladin Energy Ltd. *	2,266,805

	Total Australia	5,182,388

	Brazil — 2.2%

2,769,880	Klabin SA	9,153,225

711,631	Suzano SA	5,912,213

	Total Brazil	15,065,438

	Canada — 4.2%

476,293	Anaergia, Inc. * (a)	1,008,795

360,083	Capstone Copper Corp. *	3,920,390

120,805	First Quantum Minerals Ltd. *	3,718,829

1,925,700	Greenlane Renewables, Inc. *	314,280

338,249	Ivanhoe Mines Ltd. – Class A * (a)	2,995,699

1,008,392	Largo, Inc. * (a)	950,865

1,085,613	NexGen Energy Ltd. * (a)	12,528,273

169,696	Northland Power, Inc. (a)	2,895,042

	Total Canada	28,332,173

	China — 5.2%

698,686	BYD Co. Ltd. – Class H	8,133,174

3,317,060	CECEP Solar Energy Co. Ltd. – Class A	2,974,897

786,566	CMOC Group Ltd. – Class H	1,835,789

275,100	Contemporary Amperex Technology Co. Ltd. – Class A	17,250,712

1,747,448	Goldwind Science & Technology Co. Ltd. – Class H	3,059,432

200	Xuji Electric Co. Ltd. – Class A	787

431,976	Yutong Bus Co. Ltd. – Class A	2,062,581

	Total China	35,317,372

	Denmark — 2.0%

58,018	Rockwool AS – B Shares	1,816,548

423,121	Vestas Wind Systems AS	11,871,864

	Total Denmark	13,688,412

	Finland — 2.3%

150,925	Kemira OYJ	3,136,175

388,934	Neste OYJ	12,788,153

	Total Finland	15,924,328

	France — 7.0%

103,218	Alstom SA *	2,060,172

51,162	Nexans SA	9,412,401

40,489	Schneider Electric SE	12,716,909

26,654	STMicroelectronics NV	1,828,388

807,416	Valeo SE (a)	12,434,212

Shares	Description	Value ($)

	France — continued

229,668	Veolia Environnement SA (a)	9,266,123

	Total France	47,718,205

	Germany — 2.6%

113,331	E.ON SE	2,405,849

55,982	Infineon Technologies AG	5,307,960

55,017	Knorr-Bremse AG	6,646,239

11,482	Siemens AG (Registered)	3,600,067

	Total Germany	17,960,115

	Italy — 1.0%

205,173	Enel SpA	2,302,282

82,736	ERG SpA (a)	2,212,759

208,538	Terna – Rete Elettrica Nazionale	2,395,925

	Total Italy	6,910,966

	Japan — 2.6%

42,481	Daikin Industries Ltd.	6,115,806

105,006	GS Yuasa Corp.	4,319,072

132,309	Kansai Electric Power Co., Inc.	1,938,952

79,881	Renesas Electronics Corp.	2,223,703

100,039	Yokogawa Electric Corp.	3,140,093

	Total Japan	17,737,626

	Kazakhstan — 0.5%

46,577	NAC Kazatomprom JSC GDR	3,365,877

	Mexico — 0.4%

2,160,597	Orbia Advance Corp. SAB de CV *	2,912,450

	Netherlands — 0.2%

34,000	Arcadis NV	1,387,762

	Norway — 2.1%

443,834	Austevoll Seafood ASA	4,259,511

107,070	Bakkafrost P	5,301,301

283,337	Cadeler AS *	1,826,026

121,613	Mowi ASA	2,679,550

	Total Norway	14,066,388

	Portugal — 0.4%

471,500	EDP SA	2,401,184

	Russia — 0.0%

7,221,500	GMK Norilskiy Nickel PAO * (b) (c)	—

120,856	PhosAgro PJSC * (b) (c)	—

2,335	PhosAgro PJSC GDR * (b) (c)	—

	Total Russia	—

	South Korea — 5.9%

68,624	CS Wind Corp.	2,164,211

112,964	LG Chem Ltd.	27,520,763

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

23,273	Samsung SDI Co. Ltd. *	10,630,024

	Total South Korea	40,314,998

	Spain — 1.4%

8,631	Acciona SA (a)	2,475,955

59,594	Endesa SA	2,491,562

100,456	Iberdrola SA	2,280,535

113,085	Redeia Corp. SA	1,940,024

	Total Spain	9,188,076

	Switzerland — 1.7%

124,501	Landis & Gyr Group AG	8,041,421

16,830	Sika AG	3,284,935

	Total Switzerland	11,326,356

	Thailand — 0.4%

26,436,811	Energy Absolute PCL NVDR *	2,759,498

	Ukraine — 0.2%

219,994	Kernel Holding SA *	1,169,384

	United Kingdom — 1.5%

101,565	Anglo American PLC	5,435,489

460,000	Lifezone Metals Ltd. *	2,415,000

139,643	National Grid PLC	2,241,344

	Total United Kingdom	10,091,833

	United States — 49.6%

52,955	Advanced Drainage Systems, Inc.	7,369,218

166,973	Aemetis, Inc. *	425,781

54,398	AGCO Corp.	6,107,807

134,372	Albemarle Corp.	23,705,908

43,821	Alcoa Corp.	3,402,262

526,763	Ameresco, Inc. – Class A *	18,952,933

2,855,446	Array Technologies, Inc. *	25,927,450

19,355	Axcelis Technologies, Inc. *	2,911,186

111,332	BorgWarner, Inc.	7,995,864

155,252	Carrier Global Corp.	9,915,945

3,259,274	Clean Energy Fuels Corp. *	6,648,919

484,876	CNH Industrial NV	4,950,584

64,901	Corteva, Inc.	5,080,450

436,796	Darling Ingredients, Inc. *	25,814,644

9,276	Deere & Co.	5,029,262

36,826	Edison International	2,575,610

26,830	EnerSys	6,116,435

46,048	Exelon Corp.	2,101,631

17,041	Fervo Energy Co. – Class A *	624,723

41,124	First Solar, Inc. *	12,616,432

54,693	Freeport-McMoRan, Inc.	3,593,877

659,372	Gevo, Inc. *	1,226,432

877,298	Green Plains, Inc. *	13,747,260

199,021	Itron, Inc. *	16,415,252

6,120	MasTec, Inc. *	2,315,624

Shares	Description	Value ($)

	United States — continued

6,080	MYR Group, Inc. *	2,827,565

82,753	Nextpower, Inc. – Class A *	12,942,569

18,477	ON Semiconductor Corp. *	2,228,696

52,482	Ormat Technologies, Inc.	7,202,105

38,290	Owens Corning	4,817,648

11,215	Pentair PLC	794,471

41,700	Primoris Services Corp.	5,245,026

1,416	Rayonier, Inc. – (REIT)	29,580

134,500	Sensata Technologies Holding PLC	6,642,955

341,946	SolarEdge Technologies, Inc. *	26,107,577

1,960,218	Sunrun, Inc. *	32,774,845

32,216	TE Connectivity PLC	6,875,217

10,864	Trane Technologies PLC	4,902,923

9,982	Valmont Industries, Inc.	5,188,743

126,292	Weyerhaeuser Co. – (REIT)	3,095,417

	Total United States	337,246,826

	TOTAL COMMON STOCKS (COST $613,225,861)	640,067,655

	PREFERRED STOCKS (d) — 3.1%

	Chile — 3.1%

247,374	Sociedad Quimica y Minera de Chile SA Sponsored ADR	21,242,005

	TOTAL PREFERRED STOCKS (COST $11,415,970)	21,242,005

	INVESTMENT FUNDS — 2.5%

	United States — 2.5%

3,423,161	GMO U.S. Treasury Fund, Class VI (e)	17,150,037

	TOTAL INVESTMENT FUNDS (COST $17,150,036)	17,150,037

	RIGHTS/WARRANTS — 0.1%

	France — 0.1%

114,522	Waga Energy SA Conditional Price Supplement Right * (b)	220,405

114,522	Waga Energy SA Price Adjustment Right * (b)	—

	Total France	220,405

	TOTAL RIGHTS/WARRANTS (COST $0)	220,405

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.5%

	Money Market Funds — 0.5%

3,259,465	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (f)	3,259,465

	TOTAL SHORT-TERM INVESTMENTS (COST $3,259,465)	3,259,465

	TOTAL INVESTMENTS — 100.4% (Cost $645,051,332)	681,939,567

	Other Assets and Liabilities (net) — (0.4)%	(2,639,786)

	TOTAL NET ASSETS — 100.0%	$679,299,781

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2026

GMK Norilskiy Nickel PAO	04/11/18	$21,636,323	0.0%	$—

PhosAgro PJSC	08/09/19	5,614,147	0.0%	—

PhosAgro PJSC GDR	08/09/19	36,037	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Affiliated company.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.5%

	Brazil — 2.8%

167,700	Banco Bradesco SA	515,279

23,462	Cia De Saneamento do Parana Sanepar	176,457

36,200	Guararapes Confeccoes SA	64,872

34,400	Pagseguro Digital Ltd. – Class A	321,640

120,200	Vale SA Sponsored ADR	1,953,250

27,400	Vibra Energia SA	161,590

	Total Brazil	3,193,088

	Czech Republic — 0.2%

220	Philip Morris CR AS	209,284

	Egypt — 0.2%

16,879	Orascom Construction PLC	240,706

	Greece — 0.1%

3,605	Motor Oil Hellas Corinth Refineries SA	155,584

	Hungary — 2.8%

17,313	Magyar Telekom Telecommunications PLC	150,302

59,165	MOL Hungarian Oil & Gas PLC	751,525

9,984	OTP Bank Nyrt	1,370,857

22,083	Richter Gedeon Nyrt	934,809

	Total Hungary	3,207,493

	India — 6.7%

110,055	Ashapura Minechem Ltd.	858,234

259,727	Bharat Petroleum Corp. Ltd.	817,088

78,754	Brightcom Group Ltd. *	8,679

3,433	GHCL Ltd.	16,391

154,506	Hindalco Industries Ltd.	1,840,937

97,519	Hindustan Petroleum Corp. Ltd.	404,100

341,311	Indian Oil Corp. Ltd.	505,620

1,459	KRBL Ltd.	5,334

11,440	Muthoot Finance Ltd.	397,342

864,211	NMDC Ltd.	804,205

485,738	Oil & Natural Gas Corp. Ltd.	1,359,331

552	Pokarna Ltd.	4,619

16,453	Siyaram Silk Mills Ltd.	99,329

89,815	Tata Motors Ltd. *	360,919

862	Vadilal Industries Ltd.	43,899

	Total India	7,526,027

	Indonesia — 1.5%

1,084,200	Aneka Tambang Tbk. PT	176,484

4,404,600	Astra International Tbk. PT	1,233,792

132,400	Indofood Sukses Makmur Tbk. PT	51,320

1,514,500	Perusahaan Gas Negara Persero Tbk. PT	154,751

242,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	17,541

252,000	Salim Ivomas Pratama Tbk. PT	7,837

	Total Indonesia	1,641,725

Shares	Description	Value ($)

	Kuwait — 1.0%

560,674	A’ayan Leasing & Investment Co. KSCP	500,094

41,333	Combined Group Contracting Co. SAK	126,962

22,878	Mobile Telecommunications Co. KSCP	44,154

335,079	Noor Financial Investment Co. KSC	442,279

	Total Kuwait	1,113,489

	Mexico — 1.4%

66,410	Cemex SAB de CV Sponsored ADR	869,307

19,000	El Puerto de Liverpool SAB de CV – Class C1 (a)	112,869

250,035	Gentera SAB de CV	618,129

	Total Mexico	1,600,305

	Poland — 1.0%

23,471	ORLEN SA	917,367

10,099	Powszechny Zaklad Ubezpieczen SA	179,342

	Total Poland	1,096,709

	Russia — 0.0%

131,280	Evraz PLC * (b) (c)	—

236,860,000	Federal Grid Co-Rosseti PJSC * (b) (c)	—

897,812	Gazprom PJSC * (b) (c)	—

783,200	GMK Norilskiy Nickel PAO * (b) (c)	—

6,151,400	Inter RAO UES PJSC * (b) (c)	—

93,370	Novatek PJSC * (b) (c)	—

1,403,510	Novolipetsk Steel PJSC * (b) (c)	—

4,917	PhosAgro PJSC * (b) (c)	—

95	PhosAgro PJSC GDR * (b) (c)	—

1	Polyus PJSC GDR * (b) (c)	—

140,607	Severstal PAO GDR (Registered) * (b) (c)	—

657,084	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	Saudi Arabia — 2.2%

1,896	Al Babtain Power & Telecommunication Co.	33,094

7,769	Arab National Bank	43,656

14,441	Banque Saudi Fransi	73,946

41,562	Riyad Bank	223,454

7,739	SABIC Agri-Nutrients Co.	282,523

13,226	Saudi Awwal Bank	119,330

129,747	Saudi National Bank	1,380,400

24,988	Saudi Telecom Co.	292,211

3,068	Savola Group	23,179

	Total Saudi Arabia	2,471,793

	South Africa — 0.7%

56,222	Ninety One Ltd.	164,381

785,469	Old Mutual Ltd.	622,452

5,652	Omnia Holdings Ltd.	35,367

	Total South Africa	822,200

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	South Korea — 27.3%

838	Global Standard Technology Co. Ltd.	30,085

8,131	GS Holdings Corp.	391,401

7,420	Hana Financial Group, Inc.	567,787

11,330	Hyundai Glovis Co. Ltd.	1,825,257

7,130	Hyundai Mobis Co. Ltd.	3,630,867

28,801	Kia Corp.	3,230,901

2,319	KT&G Corp.	283,256

15,486	LG Electronics, Inc.	3,019,375

884	LX Holdings Corp.	5,051

1,644	ROKIT Healthcare, Inc. *	59,782

35,192	Samsung E&A Co. Ltd.	1,231,621

46,750	Samsung Electronics Co. Ltd.	9,807,852

9,339	Shinhan Financial Group Co. Ltd.	580,907

3,306	SK Hynix, Inc.	5,147,466

51,371	Woori Financial Group, Inc.	1,015,951

55	Youngone Corp.	2,892

	Total South Korea	30,830,451

	Taiwan — 35.3%

219,000	AcBel Polytech, Inc.	414,850

12,000	Central Reinsurance Co. Ltd.	13,414

410,600	Evergreen Marine Corp. Taiwan Ltd.	2,788,501

8,000	Genius Electronic Optical Co. Ltd.	153,365

3,000	Global Brands Manufacture Ltd.	9,247

75,000	Greatek Electronics, Inc.	336,380

311,000	Hannstar Board Corp.	840,138

291,000	Hon Hai Precision Industry Co. Ltd.	2,663,755

143,000	KGI Financial Holding Co. Ltd.	102,580

27,000	Kung Long Batteries Industrial Co. Ltd.	108,208

26,000	Lelon Electronics Corp.	303,155

53,000	Lite-On Technology Corp.	391,485

1,000	Lotes Co. Ltd.	83,624

33,528	Nantex Industry Co. Ltd.	28,850

28,000	Pegatron Corp.	78,995

1,488,000	Pou Chen Corp.	1,208,077

161,000	Powertech Technology, Inc.	1,922,758

54,000	Realtek Semiconductor Corp.	995,323

1,280	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	535,616

225,000	Taiwan Semiconductor Manufacturing Co. Ltd.	16,669,187

18,000	TCI Co. Ltd.	68,527

68,000	Tripod Technology Corp.	1,120,829

11,000	TTY Biopharm Co. Ltd.	25,784

722,000	United Microelectronics Corp.	3,250,407

14,000	Walsin Technology Corp.	173,359

7,000	Wan Hai Lines Ltd.	18,315

103,000	Wistron Corp.	515,634

133,000	WPG Holdings Ltd.	500,085

6,000	WT Microelectronics Co. Ltd.	55,095

103,000	Yageo Corp.	2,396,399

293,000	Yang Ming Marine Transport Corp.	492,686

256,000	Yuanta Financial Holding Co. Ltd.	486,610

63,000	YungShin Global Holding Corp.	112,324

Shares	Description	Value ($)

	Taiwan — continued

59,000	Zhen Ding Technology Holding Ltd.	962,944

	Total Taiwan	39,826,506

	Thailand — 8.2%

652,000	3BB Internet Infrastructure Fund – Class F	128,958

388,600	AP Thailand PCL NVDR	87,139

33,000	Bangkok Life Assurance PCL NVDR	23,118

434,600	Digital Telecommunications Infrastructure Fund – Class F	132,911

250,200	Kasikornbank PCL NVDR	1,544,409

30,900	Kiatnakin Phatra Bank PCL NVDR	83,372

2,214,300	Krung Thai Bank PCL NVDR	2,362,976

148,900	Mega Lifesciences PCL NVDR	164,508

589,100	PTT Exploration & Production PCL NVDR	2,563,589

958,800	PTT PCL NVDR	1,068,170

238,900	Regional Container Lines PCL NVDR	231,196

105,600	SCB X PCL NVDR	436,196

103,200	Sri Trang Gloves Thailand PCL NVDR	36,500

34,600	Stecon Group PCL NVDR	16,622

226,900	Thai Oil PCL NVDR	322,307

45,500	TOA Paint Thailand PCL NVDR	17,083

	Total Thailand	9,219,054

	Turkey — 0.2%

53,914	Anadolu Anonim Turk Sigorta Sirketi	31,946

3,916	BIM Birlesik Magazalar AS	31,455

5,852	Migros Ticaret AS	83,026

144,465	Sekerbank Turk AS	40,912

	Total Turkey	187,339

	United Arab Emirates — 0.5%

70,051	Emirates NBD Bank PJSC	530,516

	United Kingdom — 0.6%

18,200	Global Ship Lease, Inc. – Class A	663,026

	Vietnam — 1.8%

94,380	An Binh CJSB *	55,956

8,100	Binh Minh Plastics JSC	42,297

17,700	Gelex Electric Equipment JSC	68,750

59,100	IDICO Corp. JSC	97,400

4,007	Masan Consumer Corp.	20,528

134,400	PetroVietNam Ca Mau Fertilizer JSC	203,579

40,200	Petrovietnam Fertilizer & Chemicals JSC	39,592

28,600	PetroVietnam Gas JSC	95,065

49,300	PetroVietnam Oil Corp.	28,292

48,750	Phu Nhuan Jewelry JSC	122,080

39,700	Quang Ngai Sugar JSC	71,820

284,220	Saigon - Hanoi Commercial Joint Stock Bank	149,165

99,700	Saigon Beer Alcohol Beverage Corp.	177,981

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Vietnam — continued

389,900	Vietnam Dairy Products JSC	877,370

	Total Vietnam	2,049,875

	TOTAL COMMON STOCKS (COST $96,523,183)	106,585,170

	PREFERRED STOCKS (d) — 3.5%

	Brazil — 3.0%

27,500	Banco Bradesco SA ADR	95,975

163,500	Bradespar SA	753,561

514,866	Cia Energetica de Minas Gerais	1,098,207

88,400	Petroleo Brasileiro SA - Petrobras Sponsored ADR	1,482,468

	Total Brazil	3,430,211

	Colombia — 0.0%

299	Grupo de Inversiones Suramericana SA	3,487

	South Korea — 0.5%

3,881	Samsung Electronics Co. Ltd.	519,253

	TOTAL PREFERRED STOCKS (COST $3,884,761)	3,952,951

Shares	Description	Value ($)

	INVESTMENT FUNDS — 2.0%

	United States — 2.0%

448,072	GMO U.S. Treasury Fund, Class VI (e)	2,244,841

	TOTAL INVESTMENT FUNDS (COST $2,244,841)	2,244,841

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

52,510	State Street Institutional Treasury Money

	Market Fund – Premier Class, 3.57% (f)	52,510

	TOTAL SHORT-TERM INVESTMENTS (COST $52,510)	52,510

	TOTAL INVESTMENTS — 100.1% (Cost $102,705,295)	112,835,472

	Other Assets and Liabilities (net) — (0.1)%	(82,278)

	TOTAL NET ASSETS — 100.0%	$112,753,194

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2026

Evraz PLC	10/18/21	$1,123,522	0.0%	$—

Federal Grid Co-Rosseti PJSC	10/18/21	599,930	0.0%	—

Gazprom PJSC	10/18/21	4,325,759	0.0%	—

GMK Norilskiy Nickel PAO	10/18/21	2,530,663	0.0%	—

Inter RAO UES PJSC	10/18/21	435,323	0.0%	—

Novatek PJSC	10/18/21	2,410,423	0.0%	—

Novolipetsk Steel PJSC	10/18/21	4,328,348	0.0%	—

PhosAgro PJSC	10/18/21	383,565	0.0%	—

PhosAgro PJSC GDR	10/18/21	2,465	0.0%	—

Polyus PJSC GDR	12/14/22	4	0.0%	—

Severstal PAO GDR (Registered)	10/18/21	3,190,235	0.0%	—

Tatneft PJSC	10/18/21	4,839,124	0.0%	—

				$—

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
20	MSCI Emerging Market	June 2026	$1,748,500	$(5,841)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Affiliated company.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.8%

	Brazil — 1.8%

67,200	Banco Bradesco SA	206,480

166,100	Pagseguro Digital Ltd. – Class A	1,553,035

473,600	Vale SA Sponsored ADR	7,696,000

219,399	Vibra Energia SA	1,293,896

	Total Brazil	10,749,411

	China — 16.0%

3,832,000	361 Degrees International Ltd.	2,312,180

187,000	3SBio, Inc.	441,797

5,142,000	Bosideng International Holdings Ltd.	2,790,371

8,733,878	China Communications Services Corp. Ltd. – Class H	4,602,761

1,252,000	China Conch Venture Holdings Ltd.	1,694,701

940,000	China Feihe Ltd. (a)	367,322

550,000	China Foods Ltd.	248,620

676,500	China Hongqiao Group Ltd.	2,425,683

4,436,000	China Lesso Group Holdings Ltd.	2,614,938

430,000	China Medical System Holdings Ltd.	579,824

1,184,000	China Nonferrous Mining Corp. Ltd.	2,054,935

2,492,000	China Reinsurance Group Corp. – Class H	378,490

1,093,000	China Resources Pharmaceutical Group Ltd.	651,236

3,000	China Sanjiang Fine Chemicals Co. Ltd. (a)	1,297

118,000	China Shineway Pharmaceutical Group Ltd.	126,150

2,930,400	China Taiping Insurance Holdings Co. Ltd.	7,440,051

3,044,000	Consun Pharmaceutical Group Ltd.	5,518,933

6,414,000	CSPC Pharmaceutical Group Ltd.	6,140,730

829,500	ENN Energy Holdings Ltd.	5,815,864

325,000	Fufeng Group Ltd.	247,642

30,000	Hengan International Group Co. Ltd.	93,240

10,248,000	Hua Han Health Industry Holdings Ltd. * (b)	24

14,000	JNBY Design Ltd.	34,297

235,000	Kingboard Holdings Ltd.	1,974,981

4,180,000	Kunlun Energy Co. Ltd.	3,820,040

319,700	Legend Holdings Corp. – Class H *	669,531

916,000	Lenovo Group Ltd.	2,807,138

2,044,000	Lonking Holdings Ltd. *	761,795

799,500	Minth Group Ltd.	3,862,369

595,000	Orient Overseas International Ltd. (a)	10,339,593

1,162,000	PICC Property & Casualty Co. Ltd. – Class H	2,156,652

343,000	Sany Heavy Equipment International Holdings Co. Ltd.	337,176

2,334,000	Sino Biopharmaceutical Ltd.	1,487,446

3,359,000	Sinopec Engineering Group Co. Ltd. – Class H	2,367,330

734,000	Sinopharm Group Co. Ltd. – Class H	1,583,390

282,000	Sinotruk Hong Kong Ltd.	1,340,715

1,320,000	Skyworth Group Ltd. *	953,281

61,000	TCL Electronics Holdings Ltd.	107,786

121,300	Tencent Holdings Ltd.	6,590,420

Shares	Description	Value ($)

	China — continued

428,415	Vipshop Holdings Ltd. ADR	6,092,061

7,450	ZTO Express Cayman, Inc.	164,065

	Total China	93,996,855

	Colombia — 0.0%

23,090	Almacenes Exito SA	28,027

	Egypt — 0.1%

57,011	Orascom Construction PLC	813,017

	Greece — 0.1%

216	Eurobank SA	1,006

8,659	Motor Oil Hellas Corinth Refineries SA	373,703

	Total Greece	374,709

	Hungary — 1.9%

71,665	Magyar Telekom Telecommunications PLC	622,139

163,285	MOL Hungarian Oil & Gas PLC	2,074,078

48,680	OTP Bank Nyrt	6,684,025

37,418	Richter Gedeon Nyrt	1,583,964

	Total Hungary	10,964,206

	India — 4.0%

209,555	Ashapura Minechem Ltd.	1,634,159

1,007,814	Bharat Petroleum Corp. Ltd.	3,170,532

649,259	Hindalco Industries Ltd.	7,735,912

349,087	Hindustan Petroleum Corp. Ltd.	1,446,549

911,942	Indian Oil Corp. Ltd.	1,350,956

2,588,383	NMDC Ltd.	2,408,660

1,573,684	Oil & Natural Gas Corp. Ltd.	4,403,931

39,747	Siyaram Silk Mills Ltd.	239,958

217,792	Tata Motors Ltd. *	875,192

	Total India	23,265,849

	Indonesia — 1.3%

17,956,400	Aneka Tambang Tbk. PT	2,922,918

16,209,800	Astra International Tbk. PT	4,540,599

80,200	Pabrik Kertas Tjiwi Kimia Tbk. PT	24,967

1,319,400	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	95,362

1,282,500	Salim Ivomas Pratama Tbk. PT	39,883

	Total Indonesia	7,623,729

	Kuwait — 0.7%

1,998,811	A’ayan Leasing & Investment Co. KSCP	1,782,843

104,107	Combined Group Contracting Co. SAK	319,783

19,223	Mobile Telecommunications Co. KSCP	37,099

17,300	National Mobile Telecommunications Co. KSCC	105,977

1,223,836	Noor Financial Investment Co. KSC	1,615,373

	Total Kuwait	3,861,075

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Mexico — 1.3%

447,000	Cemex SAB de CV Sponsored ADR	5,851,230

656,763	Gentera SAB de CV (a)	1,623,629

	Total Mexico	7,474,859

	Philippines — 0.1%

10,820	GT Capital Holdings, Inc.	84,275

1,603,500	LT Group, Inc.	411,155

356,800	Megaworld Corp.	12,042

2,900	Robinsons Retail Holdings, Inc.	2,175

	Total Philippines	509,647

	Poland — 1.0%

138,461	ORLEN SA	5,411,763

27,082	Powszechny Zaklad Ubezpieczen SA	480,933

	Total Poland	5,892,696

	Russia — 0.0%

39,977	Evraz PLC * (b) (c)	—

1,432,600,000	Federal Grid Co-Rosseti PJSC * (b) (c)	—

1,250,860	Gazprom PJSC * (b) (c)	—

3,721,200	GMK Norilskiy Nickel PAO * (b) (c)	—

78,536,400	Inter RAO UES PJSC * (b) (c)	—

239,440	LSR Group PJSC * (b) (c)	—

3	LSR Group PJSC GDR * (b) (c)	—

10,015,560	Novolipetsk Steel PJSC * (b) (c)	—

11,924	PhosAgro PJSC * (b) (c)	—

230	PhosAgro PJSC GDR * (b) (c)	—

706,464	Severstal PAO GDR (Registered) * (b) (c)	—

68,353	SFI PJSC * (b) (c)	—

2,860,038	Tatneft PJSC * (b) (c)	—

8,118,000	Unipro PAO * (b) (c)	—

556,430	United Co. RUSAL International PJSC * (b) (c)	—

	Total Russia	—

	Saudi Arabia — 2.4%

48,191	Banque Saudi Fransi	246,765

5,859	Etihad Etisalat Co.	99,932

285,753	Riyad Bank	1,536,322

58,018	SABIC Agri-Nutrients Co.	2,118,027

100,611	Saudi Awwal Bank	907,753

693,732	Saudi National Bank	7,380,730

161,452	Saudi Telecom Co.	1,888,031

	Total Saudi Arabia	14,177,560

	South Africa — 0.6%

4,173,112	Old Mutual Ltd.	3,307,020

	South Korea — 22.2%

151	Global Standard Technology Co. Ltd.	5,421

19,216	GS Holdings Corp.	924,997

44,330	Hana Financial Group, Inc.	3,392,181

41,979	Hyundai Glovis Co. Ltd.	6,762,795

Shares	Description	Value ($)

	South Korea — continued

36,741	Hyundai Mobis Co. Ltd.	18,709,914

154,885	Kia Corp.	17,375,024

13,564	KT&G Corp.	1,656,784

78,754	LG Electronics, Inc.	15,355,021

195	LX Holdings Corp.	1,114

10,150	ROKIT Healthcare, Inc. *	369,094

137,164	Samsung E&A Co. Ltd.	4,800,355

170,723	Samsung Electronics Co. Ltd.	35,816,598

50,489	Shinhan Financial Group Co. Ltd.	3,140,530

11,156	SK Hynix, Inc.	17,369,974

244,390	Woori Financial Group, Inc.	4,833,240

	Total South Korea	130,513,042

	Sri Lanka — 0.0%

103,983,101	Anilana Hotels & Properties Ltd. * (d) (e)	284,021

	Taiwan — 28.7%

1,623,000	AcBel Polytech, Inc.	3,074,438

77,000	ASE Technology Holding Co. Ltd.	1,471,111

136,000	ChipMOS Technologies, Inc.	483,676

1,777,200	Evergreen Marine Corp. Taiwan Ltd.	12,069,469

9,000	Genius Electronic Optical Co. Ltd.	172,536

1,089,000	Hannstar Board Corp.	2,941,833

912,000	Hon Hai Precision Industry Co. Ltd.	8,348,262

424,000	KGI Financial Holding Co. Ltd.	304,152

341,000	Lite-On Technology Corp.	2,518,797

4,546,000	Pou Chen Corp.	3,690,806

881,000	Powertech Technology, Inc.	10,521,429

315,000	Realtek Semiconductor Corp.	5,806,052

1,109,000	Taiwan Semiconductor Manufacturing Co. Ltd.	82,160,571

26,000	TCI Co. Ltd.	98,983

220,000	Tripod Technology Corp.	3,626,211

3,990,000	United Microelectronics Corp.	17,962,774

47,000	Wan Hai Lines Ltd.	122,971

120,000	Wistron Corp.	600,738

555,000	WPG Holdings Ltd.	2,086,821

262,000	Yageo Corp.	6,095,694

908,000	Yang Ming Marine Transport Corp.	1,526,823

1,286,000	Yuanta Financial Holding Co. Ltd.	2,444,453

53,000	YungShin Global Holding Corp.	94,495

15,000	Zhen Ding Technology Holding Ltd.	244,816

	Total Taiwan	168,467,911

	Thailand — 8.3%

2,438,100	3BB Internet Infrastructure Fund – Class F	482,229

1,097,300	AP Thailand PCL	246,056

31,400	Bangkok Life Assurance PCL NVDR	21,997

1,242,300	Digital Telecommunications Infrastructure Fund – Class F	379,926

128,500	GFPT PCL	33,764

1,397,200	Kasikornbank PCL	8,624,494

10,696,500	Krung Thai Bank PCL	11,414,703

714,500	Mega Lifesciences PCL	789,396

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Thailand — continued

48,200	Pruksa Holding PCL (Foreign Registered)	5,062

2,872,100	PTT Exploration & Production PCL	12,498,530

6,796,000	PTT PCL	7,571,217

817,500	Regional Container Lines PCL	791,138

682,600	SCB X PCL	2,819,575

47,100	Sri Trang Gloves Thailand PCL	16,658

1,739,500	Thai Oil PCL	2,470,922

128,900	Thai Vegetable Oil PCL	98,849

534,700	TOA Paint Thailand PCL	200,754

	Total Thailand	48,465,270

	Turkey — 0.6%

172,764	BIM Birlesik Magazalar AS	1,387,697

140,301	Migros Ticaret AS	1,990,536

	Total Turkey	3,378,233

	United Arab Emirates — 0.5%

333,630	Emirates NBD Bank PJSC	2,526,674

116,332	First Abu Dhabi Bank PJSC	536,065

	Total United Arab Emirates	3,062,739

	United Kingdom — 0.3%

46,500	Global Ship Lease, Inc. – Class A	1,693,995

	Vietnam — 1.9%

329,810	An Binh CJSB *	195,540

15,700	Binh Minh Plastics JSC	81,982

49,400	Gelex Electric Equipment JSC	191,878

41,035	Gelex Group JSC	50,085

164,300	IDICO Corp. JSC	270,775

4,664	Masan Consumer Corp.	23,894

489,800	PetroVietNam Ca Mau Fertilizer JSC	741,911

149,000	Petrovietnam Fertilizer & Chemicals JSC	146,745

231,800	PetroVietnam Oil Corp.	133,026

201,900	Phu Nhuan Jewelry JSC	505,601

317,300	Quang Ngai Sugar JSC	574,015

3,836,120	Saigon - Hanoi Commercial Joint Stock Bank	2,013,277

554,700	Saigon Beer Alcohol Beverage Corp.	990,231

2,088,300	Vietnam Dairy Products JSC	4,699,183

124,100	Vietnam Engine & Agricultural Machinery Corp.	164,134

325,200	Vietnam Prosperity JSC Bank	334,989

	Total Vietnam	11,117,266

	TOTAL COMMON STOCKS (COST $512,772,405)	550,021,137

Shares	Description	Value ($)

	PREFERRED STOCKS (f) — 4.8%

	Brazil — 3.6%

1,128,200	Banco Bradesco SA ADR	3,937,418

750,400	Bradespar SA	3,458,544

2,441,280	Cia Energetica de Minas Gerais	5,207,238

59,900	Gerdau SA	270,376

103,800	Gerdau SA Sponsored ADR	467,100

202,100	Itausa SA	517,615

426,400	Petroleo Brasileiro SA – Petrobras Sponsored ADR	7,150,728

	Total Brazil	21,009,019

	Russia — 0.0%

194,570	Nizhnekamskneftekhim PJSC * (b) (c)	—

	South Korea — 1.2%

55,473	Samsung Electronics Co. Ltd.	7,421,927

	TOTAL PREFERRED STOCKS (COST $24,374,135)	28,430,946

	INVESTMENT FUNDS — 0.2%

	United States — 0.2%

293,789	GMO U.S. Treasury Fund, Class VI (e)	1,471,885

	TOTAL INVESTMENT FUNDS (COST $1,471,885)	1,471,885

	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%

3,373,852	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (g)	3,373,852

	TOTAL SHORT-TERM INVESTMENTS (COST $3,373,852)	3,373,852

	TOTAL INVESTMENTS — 99.4% (Cost $541,992,277)	583,297,820

	Other Assets and Liabilities (net) — 0.6%	3,377,733

	TOTAL NET ASSETS — 100.0%	$586,675,553

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2026

Evraz PLC	10/20/21	$325,882	0.0%	$—

Federal Grid Co-Rosseti PJSC	01/16/20	3,566,461	0.0%	—

Gazprom PJSC	02/15/22	5,498,440	0.0%	—

GMK Norilskiy Nickel PAO	12/09/19	10,928,119	0.0%	—

Inter RAO UES PJSC	04/04/18	5,427,962	0.0%	—

LSR Group PJSC	03/01/19	2,449,446	0.0%	—

LSR Group PJSC GDR	05/06/21	7	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	204,612	0.0%	—

Novolipetsk Steel PJSC	10/11/17	26,618,404	0.0%	—

PhosAgro PJSC	02/09/22	802,829	0.0%	—

PhosAgro PJSC GDR	02/09/22	5,151	0.0%	—

Severstal PAO GDR (Registered)	10/12/17	13,249,420	0.0%	—

SFI PJSC	09/11/18	747,895	0.0%	—

Tatneft PJSC	11/02/18	25,364,999	0.0%	—

Unipro PAO	03/29/18	400,147	0.0%	—

United Co. RUSAL International PJSC	11/12/21	569,611	0.0%	—

				$—

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
40	MSCI Emerging Market	June 2026	$3,497,000	$100,023

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Investment valued using significant unobservable inputs.

(e)	Affiliated company.

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(g)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 93.4%

	Australia — 4.6%

655,928	BHP Group Ltd.	29,200,838

1,808,665	Fortescue Ltd.	29,048,716

548,429	Perseus Mining Ltd.	2,058,366

29,210	Rio Tinto Ltd.	3,906,676

135,546	Super Retail Group Ltd.	1,140,609

	Total Australia	65,355,205

	Belgium — 0.6%

26,040	Ageas SA	2,017,624

25,386	Bekaert SA	1,222,712

27,685	KBC Group NV	3,673,823

18,036	Melexis NV	1,704,195

29,381	Proximus SADP	228,776

	Total Belgium	8,847,130

	Canada — 1.9%

11,700	Bank of Nova Scotia	938,784

101,800	Magna International, Inc. (a)	6,597,635

36,600	Parex Resources, Inc.	638,472

160,800	Toronto-Dominion Bank	18,399,304

	Total Canada	26,574,195

	Finland — 3.0%

2,771,389	Nokia OYJ	40,705,547

43,068	Valmet OYJ	1,167,011

	Total Finland	41,872,558

	France — 7.9%

8,993	Amundi SA	876,765

8,794	ArcelorMittal SA	605,400

188,945	BNP Paribas SA	20,366,892

36,171	Cie de Saint-Gobain SA	3,277,849

101,591	Coface SA	1,767,002

94,864	Derichebourg SA	1,117,744

42,854	Eiffage SA	6,202,143

41,212	Ipsen SA	7,528,161

25,959	IPSOS SA	1,168,472

34,139	Metropole Television SA	459,443

101,973	Rubis SCA	4,211,972

309,791	Sanofi SA	27,156,003

14,681	Societe BIC SA *	996,127

63,687	Societe Generale SA	5,293,734

99,813	STMicroelectronics NV (b)	6,918,039

257,315	STMicroelectronics NV (b)	17,651,071

104,657	Television Francaise 1 SA	834,104

48,473	TotalEnergies SE	4,253,157

35,326	Valeo SE	544,021

	Total France	111,228,099

	Germany — 4.6%

845,354	Deutsche Bank AG (Registered)	27,393,784

Shares	Description	Value ($)

	Germany — continued

530,480	Deutsche Post AG	31,593,982

56,279	Deutsche Telekom AG (Registered)	1,889,572

20,328	DWS Group GmbH & Co. KGaA	1,462,347

5,326	Indus Holding AG *	187,200

40,876	Kloeckner & Co. SE *	542,381

24,046	RTL Group SA	883,167

2,864	Siemens AG (Registered)	897,979

	Total Germany	64,850,412

	Hong Kong — 4.9%

2,156,500	BOC Hong Kong Holdings Ltd.	13,176,933

607,000	CK Asset Holdings Ltd.	3,664,840

2,604,500	CK Hutchison Holdings Ltd.	23,434,942

202,800	Dah Sing Banking Group Ltd.	348,209

26,869	Dah Sing Financial Holdings Ltd.	145,616

936,585	IGG, Inc.	396,415

122,901	Johnson Electric Holdings Ltd.	400,372

197,640	KLN Logistics Group Ltd.	154,757

144,326	Luk Fook Holdings International Ltd.	384,938

730,331	Pacific Textiles Holdings Ltd.	104,561

789,000	SITC International Holdings Co. Ltd.	3,491,114

182,500	Sun Hung Kai Properties Ltd.	3,065,038

103,500	Swire Pacific Ltd. – Class A	1,077,062

278,000	Techtronic Industries Co. Ltd.	4,127,073

730,000	VSTECS Holdings Ltd.	896,246

72,700	VTech Holdings Ltd.	475,200

11,240,015	WH Group Ltd.	12,971,380

	Total Hong Kong	68,314,696

	Israel — 0.6%

315,831	Bank Hapoalim BM	8,097,990

	Italy — 2.3%

89,405	Anima Holding SpA	748,798

55,598	Banca IFIS SpA (a)	1,313,514

223,671	BPER Banca SpA	3,028,090

66,604	Esprinet SpA	540,140

83,547	Tenaris SA ADR	5,090,519

857,140	Unipol Assicurazioni SpA	21,191,325

	Total Italy	31,912,386

	Japan — 25.5%

38,420	AOKI Holdings, Inc.	395,812

168,796	Brother Industries Ltd.	3,971,396

27,600	Canon Marketing Japan, Inc.	616,325

52,300	Credit Saison Co. Ltd.	1,344,626

102,000	Daido Steel Co. Ltd.	1,332,522

66,290	Daiwabo Holdings Co. Ltd.	1,423,647

55,000	Ebara Corp.	1,955,705

25,700	Fuji Electric Co. Ltd.	2,494,149

29,118	Fuyo General Lease Co. Ltd.	766,389

30,906	Gunze Ltd.	722,509

27,800	Horiba Ltd.	4,576,159

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

862,300	Inpex Corp.	19,390,092

383,670	ITOCHU Corp.	4,638,461

41,000	Kaga Electronics Co. Ltd.	1,138,892

134,500	Kajima Corp.	4,967,287

124,088	Kanematsu Corp.	1,679,805

475,300	Komatsu Ltd.	19,410,155

23,193	Komeri Co. Ltd.	504,302

87,300	Kubota Corp.	1,551,101

285,900	Kyocera Corp.	6,251,213

705,800	Marubeni Corp.	23,071,466

270,000	Mitsubishi Electric Corp.	10,976,324

675,300	Mitsui & Co. Ltd.	22,444,074

471,900	Murata Manufacturing Co. Ltd.	29,722,461

61,500	NGK Corp.	2,435,816

148,278	Nichias Corp.	3,283,667

124,500	Niterra Co. Ltd.	7,938,873

48,300	Nitto Denko Corp.	905,133

41,200	Ono Pharmaceutical Co. Ltd.	618,214

56,800	ORIX Corp.	2,215,149

36,700	Osaka Gas Co. Ltd.	1,233,290

1,695,100	Panasonic Holdings Corp.	39,163,539

82,324	Press Kogyo Co. Ltd.	432,634

119,800	Renesas Electronics Corp.	3,334,956

54,600	Sanwa Holdings Corp.	1,245,149

33,000	SCREEN Holdings Co. Ltd.	2,301,978

72,100	Seiko Epson Corp.	1,326,138

75,390	Seiko Group Corp.	3,340,414

564,812	Sekisui Chemical Co. Ltd.	8,122,369

239,000	Sekisui House Ltd.	5,017,916

238,700	Shionogi & Co. Ltd.	4,489,427

169,300	Sojitz Corp.	5,731,285

336,000	Sumitomo Corp.	14,816,718

301,700	Sumitomo Electric Industries Ltd.	23,270,328

727,000	Sumitomo Forestry Co. Ltd.	5,957,989

6,800	Suzuki Motor Corp.	84,212

91,700	TDK Corp.	2,375,242

26,300	Tokyo Electron Ltd.	8,820,348

165,600	Tokyo Gas Co. Ltd.	6,620,579

5,900	Tokyo Seimitsu Co. Ltd.	642,825

101,975	Tokyu Construction Co. Ltd.	757,902

12,428	Towa Pharmaceutical Co. Ltd.	307,901

256,500	Toyo Tire Corp.	6,099,590

22,200	Toyoda Gosei Co. Ltd.	672,538

638,365	Toyota Tsusho Corp.	27,812,977

33,938	TPR Co. Ltd.	297,895

24,369	Valor Holdings Co. Ltd.	524,636

20,256	Warabeya Nichiyo Holdings Co. Ltd.	338,221

19,300	Yokogawa Electric Corp.	605,802

	Total Japan	358,486,522

	Netherlands — 8.7%

255,655	ABN AMRO Bank NV	10,160,068

4,155	ASM International NV	4,335,389

Shares	Description	Value ($)

	Netherlands — continued

40,050	ASML Holding NV (Registered)	64,591,038

295,102	ING Groep NV	9,140,908

65,464	Koninklijke Ahold Delhaize NV	2,758,465

195,328	Koninklijke KPN NV	1,017,473

229,115	NN Group NV	19,125,665

183,589	SBM Offshore NV	6,997,368

173,314	Signify NV (a)	4,197,078

	Total Netherlands	122,323,452

	Norway — 3.5%

30,088	Aker BP ASA	1,082,434

50,418	DOF Group ASA	651,381

452,486	Elkem ASA *	1,576,677

484,217	Equinor ASA	17,504,255

35,331	Europris ASA	353,605

330,122	Hoegh Autoliners ASA	4,885,617

700,784	Norsk Hydro ASA	8,570,425

988,560	Orkla ASA	10,418,373

268,642	Wallenius Wilhelmsen ASA	3,456,796

	Total Norway	48,499,563

	Portugal — 0.3%

51,456	Galp Energia SGPS SA	1,121,357

253,973	Navigator Co. SA (a)	1,005,922

156,820	REN—Redes Energeticas Nacionais SGPS SA	647,460

757,857	Sonae SGPS SA	1,683,045

	Total Portugal	4,457,784

	Singapore — 2.4%

245,300	ComfortDelGro Corp. Ltd. (a)	247,762

381,100	First Resources Ltd.	789,669

937,000	Oversea-Chinese Banking Corp. Ltd.	17,198,091

377,000	Sheng Siong Group Ltd.	900,765

87,700	Venture Corp. Ltd.	1,236,891

259,500	Wilmar International Ltd.	730,068

882,722	Yangzijiang Financial Holding Ltd. *	165,865

882,722	Yangzijiang Maritime Development Ltd.	428,432

4,448,722	Yangzijiang Shipbuilding Holdings Ltd.	12,691,802

	Total Singapore	34,389,345

	Spain — 6.9%

1,483,394	Banco Bilbao Vizcaya Argentaria SA	34,647,123

1,886,326	Banco Santander SA	23,590,093

432,441	CaixaBank SA	5,838,631

170,820	Indra Sistemas SA (a)	11,358,838

2,112,101	Mapfre SA (a)	9,876,319

476,399	Repsol SA	12,300,756

	Total Spain	97,611,760

	Sweden — 0.6%

114,328	Boliden AB	7,118,938

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

116,164	Telefonaktiebolaget LM Ericsson – B Shares	1,514,802

	Total Sweden	8,633,740

	Switzerland — 5.0%

334,602	ABB Ltd. (Registered)	35,778,097

100,883	Novartis AG (Registered)	15,173,817

10,479	Swisscom AG (Registered)	8,969,417

216,524	UBS Group AG (Registered)	10,225,529

3,995	Zehnder Group AG – Class RG	330,811

	Total Switzerland	70,477,671

	United Kingdom — 10.1%

231,696	3i Group PLC	7,036,561

45,147	British American Tobacco PLC Sponsored ADR	2,789,633

5,125,126	BT Group PLC	14,372,213

488,845	Ferrexpo PLC * (c)	191,448

49,060	Galliford Try Holdings PLC	343,071

243,568	GSK PLC	6,159,011

519,178	GSK PLC Sponsored ADR	26,239,256

103,137	Halfords Group PLC	241,194

131,843	HSBC Holdings PLC	2,475,778

273,796	Imperial Brands PLC	9,928,293

36,276	Kingfisher PLC	140,068

282,883	Man Group PLC	1,044,054

351,796	Rio Tinto PLC Sponsored ADR	37,427,577

43,532	Shell PLC	1,839,460

109,244	Vesuvius PLC	685,084

2,064,156	Vodafone Group PLC Sponsored ADR	30,879,774

	Total United Kingdom	141,792,475

	TOTAL COMMON STOCKS (COST $1,022,923,698)	1,313,724,983

	PREFERRED STOCKS (d) — 0.5%

	Germany — 0.5%

3,755	Draegerwerk AG & Co. KGaA	401,404

66,382	Volkswagen AG *	7,082,930

	Total Germany	7,484,334

	TOTAL PREFERRED STOCKS (COST $8,087,959)	7,484,334

	INVESTMENT FUNDS — 5.2%

	United States — 5.2%

13,487,541	GMO U.S. Treasury Fund, Class VI (e)	67,572,579

116,000	GMO Ultra-Short Income ETF (e)	5,805,220

	Total United States	73,377,799

	TOTAL INVESTMENT FUNDS (COST $73,393,925)	73,377,799

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

1,508,594	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (f)	1,508,594

	TOTAL SHORT-TERM INVESTMENTS (COST $1,508,594)	1,508,594

	TOTAL INVESTMENTS — 99.2% (Cost $1,105,914,176)	1,396,095,710

	Other Assets and Liabilities (net) — 0.8%	10,812,320

	TOTAL NET ASSETS — 100.0%	$1,406,908,030

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
400	MSCI EAFE	June 2026	$62,226,000	$488,688

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Investment valued using significant unobservable inputs.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Affiliated company.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.7%

	Australia — 5.8%

150,794	Aurizon Holdings Ltd.	453,806

239,340	BHP Group Ltd.	10,655,024

293,466	Fortescue Ltd.	4,713,316

69,412	QBE Insurance Group Ltd.	1,127,983

5,580	Rio Tinto Ltd.	746,294

71,915	Santos Ltd.	403,566

18,838	Suncorp Group Ltd.	234,926

46,156	Woodside Energy Group Ltd.	1,009,683

	Total Australia	19,344,598

	Austria — 1.3%

32,412	OMV AG (a)	2,332,373

32,603	Raiffeisen Bank International AG	1,871,508

	Total Austria	4,203,881

	Belgium — 0.3%

13,810	Ageas SA	1,070,023

6,183	Proximus SADP	48,144

	Total Belgium	1,118,167

	Canada — 14.9%

9,000	Alimentation Couche-Tard, Inc.	508,476

22,400	Bank of Montreal	3,638,365

56,765	Bank of Nova Scotia (b)	4,544,038

77,800	Bank of Nova Scotia (b)	6,242,510

4,900	Canadian Imperial Bank of Commerce	534,872

5,900	Empire Co. Ltd. – Class A	209,227

1,000	Fairfax Financial Holdings Ltd.	1,556,378

10,700	IGM Financial, Inc.	609,721

6,490	Magna International, Inc. (b)	420,292

17,200	Magna International, Inc. (b)	1,114,728

60,874	Manulife Financial Corp. (b)	2,324,778

113,800	Manulife Financial Corp. (a) (b)	4,352,573

7,900	Nutrien Ltd.	540,992

21,200	Open Text Corp.	504,070

43,200	Parex Resources, Inc.	753,607

15,800	Power Corp. of Canada	955,002

7,300	Russel Metals, Inc.	330,622

37,630	Sun Life Financial, Inc. (a) (b)	2,701,834

62,300	Sun Life Financial, Inc. (b)	4,477,339

120,500	Toronto-Dominion Bank	13,788,035

	Total Canada	50,107,459

	Denmark — 0.8%

327	AP Moller – Maersk AS – Class A	796,195

684	AP Moller – Maersk AS – Class B	1,698,348

38,768	H Lundbeck AS	261,855

	Total Denmark	2,756,398

	Finland — 0.2%

27,383	Valmet OYJ	741,996

Shares	Description	Value ($)

	France — 9.5%

15,275	AXA SA	704,381

93,531	BNP Paribas SA	10,081,959

4,511	Capgemini SE *	535,929

2,397	Carrefour SA	44,784

82,342	Sanofi SA	7,218,026

6,792	Teleperformance SE (a)	498,434

132,126	TotalEnergies SE	11,593,107

89,457	Valeo SE	1,377,638

	Total France	32,054,258

	Germany — 7.8%

4,436	Allianz SE (Registered)	1,965,839

26,765	Daimler Truck Holding AG	1,309,649

158,924	Deutsche Bank AG (Registered)	5,149,949

81,512	Deutsche Post AG	4,854,639

120,866	Deutsche Telekom AG (Registered)	4,058,085

6,512	DWS Group GmbH & Co. KGaA	468,457

18,315	Fresenius Medical Care AG	793,717

9,488	Henkel AG & Co. KGaA	688,152

92,665	Mercedes-Benz Group AG	5,626,435

7,702	Merck KGaA	1,172,969

6,145	Traton SE *	241,234

	Total Germany	26,329,125

	Hong Kong — 2.7%

212,000	CK Asset Holdings Ltd.	1,279,977

330,000	CK Hutchison Holdings Ltd.	2,969,296

59,000	Henderson Land Development Co. Ltd. (a)	232,937

49,500	Kerry Properties Ltd.	130,858

179,000	Sun Hung Kai Properties Ltd.	3,006,256

1,800	VTech Holdings Ltd.	11,766

1,288,500	WH Group Ltd.	1,486,975

	Total Hong Kong	9,118,065

	Ireland — 0.6%

97,060	AIB Group PLC	1,142,191

33,519	Bank of Ireland Group PLC	681,072

	Total Ireland	1,823,263

	Israel — 1.4%

61,244	Bank Hapoalim BM	1,570,312

3,378	Bank Leumi Le-Israel BM	85,467

59,366	ICL Group Ltd.	390,127

89,787	Israel Discount Bank Ltd. – Class A	994,062

13,038	Mizrahi Tefahot Bank Ltd.	999,016

20,354	ZIM Integrated Shipping Services Ltd.	478,116

	Total Israel	4,517,100

	Italy — 1.1%

17,499	Banco BPM SpA	274,929

3,256	Buzzi SpA	175,882

61,549	Intesa Sanpaolo SpA	415,952

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Italy — continued

51,439	MFE-MediaForEurope NV – Class A	181,255

71,889	Stellantis NV *	573,698

418,689	Telecom Italia SpA *	355,676

66,161	Unipol Assicurazioni SpA	1,635,718

	Total Italy	3,613,110

	Japan — 20.2%

198,500	Asahi Group Holdings Ltd.	1,894,210

78,200	Asahi Kasei Corp.	877,176

15,500	Astellas Pharma, Inc.	220,780

32,500	Brother Industries Ltd.	764,653

14,600	Canon, Inc.	388,278

4,300	Credit Saison Co. Ltd.	110,552

7,100	Daikin Industries Ltd.	1,022,156

38,900	Daito Trust Construction Co. Ltd.	772,709

81,900	Daiwa House Industry Co. Ltd.	2,227,216

166,500	Denso Corp.	1,980,918

7,500	Electric Power Development Co. Ltd.	189,085

64,900	FUJIFILM Holdings Corp.	1,349,235

24,900	Hitachi Construction Machinery Co. Ltd.	811,032

113,494	Honda Motor Co. Ltd. Sponsored ADR	3,063,203

367,600	Honda Motor Co. Ltd.	3,303,244

182,100	Inpex Corp.	4,094,788

31,800	Isuzu Motors Ltd.	467,192

179,900	Japan Post Holdings Co. Ltd.	2,333,161

66,300	Kirin Holdings Co. Ltd.	1,128,359

20,100	Kobe Steel Ltd.	250,065

98,600	Komatsu Ltd.	4,026,596

103,100	Kubota Corp.	1,831,827

28,900	Mazda Motor Corp.	206,468

154,300	Mitsui & Co. Ltd.	5,128,270

87,500	Nippon Yusen KK	2,915,532

2,700	Niterra Co. Ltd.	172,168

6,605,900	NTT, Inc.	6,197,841

67,800	Ono Pharmaceutical Co. Ltd.	1,017,352

57,400	ORIX Corp.	2,238,548

900	Otsuka Holdings Co. Ltd.	66,123

169,900	Panasonic Holdings Corp.	3,925,364

41,700	Ricoh Co. Ltd.	381,457

48,200	Seiko Epson Corp.	886,545

51,200	Sekisui Chemical Co. Ltd.	736,290

68,800	Sekisui House Ltd.	1,444,488

77,400	Shionogi & Co. Ltd.	1,455,726

22,000	Subaru Corp.	333,880

43,100	Sumitomo Corp.	1,900,597

105,200	Sumitomo Forestry Co. Ltd.	862,146

21,500	Suntory Beverage & Food Ltd.	580,756

32,600	Suzuki Motor Corp.	403,720

31,300	Tosoh Corp.	539,593

23,800	Toyo Tire Corp.	565,966

116,300	Toyota Motor Corp.	2,200,129

72,500	Yamaha Motor Co. Ltd. (a)	596,618

	Total Japan	67,862,012

Shares	Description	Value ($)

	Netherlands — 2.6%

45,162	ABN AMRO Bank NV	1,794,798

138,921	ING Groep NV	4,303,136

19,077	Koninklijke Ahold Delhaize NV	803,850

6,888	NN Group NV	574,984

47,871	Signify NV (a)	1,159,274

	Total Netherlands	8,636,042

	Norway — 2.2%

187,129	Equinor ASA	6,764,640

52,513	Orkla ASA	553,431

11,763	Wallenius Wilhelmsen ASA	151,363

	Total Norway	7,469,434

	Portugal — 0.0%

4,483	Sonae SGPS SA	9,956

	Singapore — 0.8%

23,698	Hafnia Ltd.	182,940

74,200	Oversea-Chinese Banking Corp. Ltd.	1,361,898

30,200	United Overseas Bank Ltd.	889,755

72,100	Wilmar International Ltd.	202,844

	Total Singapore	2,637,437

	Spain — 5.5%

440,882	Banco Bilbao Vizcaya Argentaria SA	10,297,529

148,400	Banco de Sabadell SA	501,750

242,587	Banco Santander SA	3,033,754

10,726	Puig Brands SA – Class B	201,288

176,766	Repsol SA	4,564,148

	Total Spain	18,598,469

	Sweden — 2.4%

58,387	Essity AB – Class B	1,637,573

75,769	Husqvarna AB – Class B	355,623

53,484	Investor AB – B Shares	2,197,735

53,430	SSAB AB – B Shares	549,454

217,996	Telefonaktiebolaget LM Ericsson – B Shares	2,842,711

14,133	Volvo AB – B Shares	497,569

	Total Sweden	8,080,665

	Switzerland — 6.5%

69,405	Adecco Group AG (Registered)	1,468,775

63,164	Nestle SA (Registered)	6,408,871

16,207	Novartis AG (Registered)	2,437,696

17,538	Novartis AG Sponsored ADR	2,633,682

14,333	Roche Holding AG	6,030,611

1,909	Roche Holding AG – Class BR	821,034

12,024	Sandoz Group AG ADR	1,011,459

21,140	UBS Group AG (Registered)	998,354

	Total Switzerland	21,810,482

GMO International Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — 9.1%

104,909	3i Group PLC	3,186,065

168,270	Aberdeen Group PLC	560,811

55,709	Associated British Foods PLC	1,363,271

4,216	Berkeley Group Holdings PLC *	194,297

658,698	BT Group PLC	1,847,164

24,226	DCC PLC	1,954,446

67,060	GSK PLC	1,695,721

152,855	GSK PLC Sponsored ADR	7,725,292

436	HSBC Holdings PLC Sponsored ADR	40,871

97,882	HSBC Holdings PLC	1,838,051

567,693	ITV PLC	620,514

197,828	JD Sports Fashion PLC	223,966

266,336	Kingfisher PLC	1,028,366

55,273	Man Group PLC	203,999

90,422	NatWest Group PLC	727,240

70,582	Rio Tinto PLC Sponsored ADR	7,509,219

	Total United Kingdom	30,719,293

	TOTAL COMMON STOCKS (COST $236,490,581)	321,551,210

	PREFERRED STOCKS (c) — 1.3%

	Germany — 1.3%

18,731	Henkel AG & Co. KGaA	1,453,890

29,528	Volkswagen AG *	3,150,624

	Total Germany	4,604,514

	TOTAL PREFERRED STOCKS (COST $4,353,093)	4,604,514

	INVESTMENT FUNDS — 1.9%

	United States — 1.9%

1,277,583	GMO U.S. Treasury Fund, Class VI (d)	6,400,692

	TOTAL INVESTMENT FUNDS (COST $6,400,692)	6,400,692

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

244,146	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (e)	244,146

	TOTAL SHORT-TERM INVESTMENTS (COST $244,146)	244,146

	TOTAL INVESTMENTS — 99.0% (Cost $247,488,512)	332,800,562

	Other Assets and Liabilities (net) — 1.0%	3,244,163

	TOTAL NET ASSETS — 100.0%	$336,044,725

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Securities are traded on separate exchanges for the same entity.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	Affiliated company.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.3%

	Automobiles & Components — 7.5%

633,400	Isuzu Motors Ltd.	9,305,640

232,700	Musashi Seimitsu Industry Co. Ltd.	13,810,714

	Total Automobiles & Components	23,116,354

	Banks — 8.2%

374,500	Sumitomo Mitsui Financial Group, Inc.	13,659,090

340,500	Sumitomo Mitsui Trust Group, Inc.	11,729,296

	Total Banks	25,388,386

	Capital Goods — 25.2%

258,800	AGC, Inc.	11,272,054

249,800	EXEO Group, Inc.	4,454,204

163,600	Fuji Corp.	8,123,477

917,300	Kanematsu Corp.	12,417,677

78,400	Kraftia Corp.	4,571,697

381,400	Mitsubishi Electric Corp.	15,505,074

754,900	Penta-Ocean Construction Co. Ltd.	8,416,262

270,000	TOTO Ltd.	12,986,013

	Total Capital Goods	77,746,458

	Consumer Durables & Apparel — 8.1%

502,300	Mizuno Corp.	10,335,857

589,100	Sega Sammy Holdings, Inc.	8,542,599

836,200	Yamaha Corp.	6,065,706

	Total Consumer Durables & Apparel	24,944,162

	Financial Services — 3.2%

385,300	Credit Saison Co. Ltd.	9,906,012

	Food, Beverage & Tobacco — 4.9%

365,100	Morinaga & Co. Ltd.	5,702,442

243,500	NH Foods Ltd.	9,314,458

	Total Food, Beverage & Tobacco	15,016,900

	Health Care Equipment & Services — 3.8%

598,200	H.U. Group Holdings, Inc.	11,701,986

	Insurance — 3.1%

364,300	T&D Holdings, Inc.	9,582,404

	Materials — 8.6%

314,400	Denka Co. Ltd.	8,826,733

917,600	Kobe Steel Ltd.	11,415,918

537,400	Maruichi Steel Tube Ltd.	6,090,290

	Total Materials	26,332,941

Shares	Description	Value ($)

	Real Estate Management & Development — 1.5%

454,000	Tosei Corp.	4,579,384

	Semiconductors & Semiconductor Equipment — 3.9%

474,000	SUMCO Corp.	11,889,719

	Software & Services — 1.4%

168,500	NEC Corp.	4,367,501

	Technology Hardware & Equipment — 13.1%

449,200	Daiwabo Holdings Co. Ltd.	9,647,037

521,200	FUJIFILM Holdings Corp.	10,835,458

256,100	Jeol Ltd.	11,434,214

244,100	Macnica Holdings, Inc.	4,766,266

295,200	Maxell Ltd.	3,601,538

	Total Technology Hardware & Equipment	40,284,513

	Transportation — 2.8%

154,400	Sankyu, Inc.	8,700,039

	TOTAL COMMON STOCKS (COST $218,581,309)	293,556,759

	INVESTMENT FUNDS — 3.3%

	Japan — 0.1%

795,000	Carlyle ARE Partners II, L.P. (a) (b)	449,005

	United States — 3.2%

1,946,418	GMO U.S. Treasury Fund, Class VI (c)	9,751,553

	TOTAL INVESTMENT FUNDS (COST $10,251,852)	10,200,558

	SHORT-TERM INVESTMENTS — 1.1%

	Money Market Funds — 1.1%

3,510,497	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (d)	3,510,497

	TOTAL SHORT-TERM INVESTMENTS (COST $3,510,497)	3,510,497

	TOTAL INVESTMENTS — 99.7% (Cost $232,343,658)	307,267,814

	Other Assets and Liabilities (net) — 0.3%	976,946

	TOTAL NET ASSETS — 100.0%	$308,244,760

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2026

Carlyle ARE Partners II, L.P.	03/24/26	$500,299	0.1%	$449,005

Notes to Schedule of Investments:

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Private placement security; restricted as to resale.

(c)	Affiliated company.

(d)	The rate disclosed is the 7 day net yield as of May 31, 2026.

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.8%

	Banks — 2.4%

5,530,510	U.S. Bancorp	303,348,473

	Capital Goods — 2.7%

449,203	Knorr-Bremse AG	54,265,237

822,201	Safran SA	292,417,450

	Total Capital Goods	346,682,687

	Commercial & Professional Services — 0.7%

2,476,599	Experian PLC	85,526,146

	Consumer Discretionary Distribution & Retail — 5.2%

1,794,119	Amazon.com, Inc. *	485,560,366

1,114,336	TJX Cos., Inc.	172,443,496

	Total Consumer Discretionary Distribution & Retail	658,003,862

	Consumer Durables & Apparel — 1.2%

265,729	LVMH Moet Hennessy Louis Vuitton SE	145,339,929

	Consumer Services — 3.5%

1,457,650	Amadeus IT Group SA	92,986,258

7,288,028	Compass Group PLC	233,729,048

368,039	Hilton Worldwide Holdings, Inc.	120,591,659

	Total Consumer Services	447,306,965

	Financial Services — 5.0%

441,976	Mastercard, Inc. – Class A	218,327,305

781,093	Tradeweb Markets, Inc. – Class A	78,304,573

1,004,386	Visa, Inc. – Class A	327,791,415

	Total Financial Services	624,423,293

	Food, Beverage & Tobacco — 3.8%

2,431,329	Coca-Cola Co.	192,099,304

1,206,235	Constellation Brands, Inc. – Class A	167,449,543

5,561,834	Diageo PLC	114,009,515

	Total Food, Beverage & Tobacco	473,558,362

	Health Care Equipment & Services — 10.0%

2,618,724	Abbott Laboratories	224,162,774

736,049	Cigna Group	204,179,993

555,502	Elevance Health, Inc.	218,417,831

372,228	Intuitive Surgical, Inc. *	158,062,898

568,962	Quest Diagnostics, Inc.	110,890,694

926,239	UnitedHealth Group, Inc.	352,257,954

	Total Health Care Equipment & Services	1,267,972,144

	Household & Personal Products — 1.5%

3,367,245	Unilever PLC	189,749,459

Shares	Description	Value ($)

	Media & Entertainment — 11.5%

1,836,083	Alphabet, Inc. – Class A	698,335,808

876,664	Meta Platforms, Inc. – Class A	554,498,747

2,277,230	Netflix, Inc. *	195,887,324

	Total Media & Entertainment	1,448,721,879

	Pharmaceuticals, Biotechnology & Life Sciences — 12.0%

220,220	Eli Lilly & Co.	243,343,100

42,985,766	Haleon PLC	194,055,937

2,119,707	Johnson & Johnson	477,633,578

1,926,143	Merck & Co., Inc.	228,671,697

762,123	Thermo Fisher Scientific, Inc.	375,353,199

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,519,057,511

	Semiconductors & Semiconductor Equipment — 19.0%

948,984	Broadcom, Inc.	423,977,582

122,504	KLA Corp.	235,417,162

1,922,270	Lam Research Corp.	611,627,868

9,108,608	Taiwan Semiconductor Manufacturing Co. Ltd.	674,813,734

1,490,013	Texas Instruments, Inc.	455,467,174

	Total Semiconductors & Semiconductor Equipment	2,401,303,520

	Software & Services — 15.0%

1,110,786	Accenture PLC – Class A	207,794,737

45,612	Constellation Software, Inc.	93,392,030

4,153,342	Dassault Systemes SE	91,121,879

1,973,648	Microsoft Corp.	888,615,275

1,291,136	Salesforce, Inc.	246,736,090

1,288,153	SAP SE	233,019,652

275,615	Synopsys, Inc. *	131,088,006

	Total Software & Services	1,891,767,669

	Technology Hardware & Equipment — 5.0%

2,027,865	Apple, Inc.	632,815,552

	Transportation — 1.3%

2,243,194	Uber Technologies, Inc. *	157,920,858

	TOTAL COMMON STOCKS (COST $6,880,582,476)	12,593,498,309

	INVESTMENT FUNDS — 0.5%

	United States — 0.5%

14,130,928	GMO U.S. Treasury Fund, Class VI (a)	70,795,952

	TOTAL INVESTMENT FUNDS (COST $70,791,941)	70,795,952

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

911,356	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	911,356

	TOTAL SHORT-TERM INVESTMENTS (COST $911,356)	911,356

	TOTAL INVESTMENTS — 100.3% (Cost $6,952,285,773)	12,665,205,617

	Other Assets and Liabilities (net) — (0.3)%	(44,119,729)

	TOTAL NET ASSETS — 100.0%	$12,621,085,888

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 88.0%

	Australia — 3.0%

100,941	BHP Group Ltd.	4,493,728

170,658	Paladin Energy Ltd. *	1,396,706

	Total Australia	5,890,434

	Brazil — 6.5%

1,448,976	Klabin SA	4,788,223

447,900	Sao Martinho SA	1,507,636

449,200	SLC Agricola SA	1,380,222

410,000	Suzano SA	3,406,270

96,300	Vale SA	1,581,026

	Total Brazil	12,663,377

	Canada — 11.8%

273,200	Anaergia, Inc. *	578,641

482,300	Capstone Copper Corp. *	5,251,023

35,600	Enerflex Ltd.	890,355

181,900	First Quantum Minerals Ltd. *	5,599,562

290,754	Greenlane Renewables, Inc. *	47,452

378,300	Ivanhoe Mines Ltd. – Class A * (a)	3,350,410

531,300	Largo, Inc. * (a)	500,990

520,000	NexGen Energy Ltd. * (a)	6,000,943

5,900	Precision Drilling Corp. *	527,155

	Total Canada	22,746,531

	China — 1.8%

344,900	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	1,482,830

864,000	MMG Ltd. *	973,925

236,869	Western Mining Co. Ltd. – Class A	1,071,004

	Total China	3,527,759

	Denmark — 1.5%

104,515	Vestas Wind Systems AS	2,932,466

	Finland — 3.8%

50,059	Kemira OYJ	1,040,210

190,567	Neste OYJ	6,265,845

	Total Finland	7,306,055

	France — 1.4%

69,523	Veolia Environnement SA	2,804,956

	Italy — 1.0%

213,079	Saipem SpA (a)	1,023,962

29,222	Tenaris SA	890,159

	Total Italy	1,914,121

	Japan — 0.5%

29,800	Mitsubishi Materials Corp.	965,281

Shares	Description	Value ($)

	Netherlands — 0.4%

17,856	SBM Offshore NV	680,569

	Norway — 3.4%

121,676	Aker Solutions ASA	560,936

132,389	Austevoll Seafood ASA	1,270,548

49,168	Bakkafrost P	2,434,429

88,780	Cadeler AS *	572,162

76,047	DOF Group ASA	982,499

42,050	TGS ASA	686,853

	Total Norway	6,507,427

	South Africa — 0.7%

190,919	Sibanye Stillwater Ltd.	570,920

9,055	Valterra Platinum Ltd.	747,706

	Total South Africa	1,318,626

	South Korea — 0.3%

21,370	CS Wind Corp.	673,951

	United Kingdom — 9.3%

129,000	Anglo American PLC	6,903,737

879,693	Glencore PLC *	6,690,410

41,025	Rio Tinto PLC	4,357,322

	Total United Kingdom	17,951,469

	United States — 42.6%

11,700	Advanced Drainage Systems, Inc.	1,628,172

106,319	Aemetis, Inc. *	271,113

38,200	AGCO Corp.	4,289,096

60,700	Albemarle Corp.	10,708,694

23,600	Alcoa Corp.	1,832,304

122,290	Ameresco, Inc. – Class A *	4,399,994

776,545	Array Technologies, Inc. *	7,051,029

573,320	Clean Energy Fuels Corp. *	1,169,573

131,947	CNH Industrial NV	1,347,179

35,600	Corteva, Inc.	2,786,768

205,000	Darling Ingredients, Inc. *	12,115,500

2,480	Deere & Co.	1,344,606

5,900	First Solar, Inc. *	1,810,061

52,000	Freeport-McMoRan, Inc.	3,416,920

294,000	Green Plains, Inc. *	4,606,980

16,300	Halliburton Co.	633,255

15,900	Nextpower, Inc. – Class A *	2,486,760

16,800	Noble Corp. PLC	780,864

30,000	NOV, Inc.	598,800

94,603	SolarEdge Technologies, Inc. *	7,222,939

513,215	Sunrun, Inc. *	8,580,955

2,280	Valmont Industries, Inc.	1,185,167

10,000	Weatherford International PLC	1,036,400

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

49,700	Weyerhaeuser Co. – (REIT)	1,218,147

	Total United States	82,521,276

	TOTAL COMMON STOCKS (COST $172,016,540)	170,404,298

	PREFERRED STOCKS (b) — 8.9%

	Brazil — 4.1%

1,740,265	Bradespar SA	8,020,767

	Chile — 4.8%

108,100	Sociedad Quimica y Minera de Chile SA Sponsored ADR	9,282,547

	TOTAL PREFERRED STOCKS (COST $18,487,951)	17,303,314

	INVESTMENT FUNDS — 2.8%

	United States — 2.8%

1,086,214	GMO U.S. Treasury Fund, Class VI (c) (d)	5,441,934

	TOTAL INVESTMENT FUNDS (COST $5,441,991)	5,441,934

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

535,710	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (e)	535,710

	TOTAL SHORT-TERM INVESTMENTS (COST $535,710)	535,710

	TOTAL INVESTMENTS — 100.0% (Cost $196,482,192)	193,685,256

	Other Assets and Liabilities (net) — (0.0)%	(78,643)

	TOTAL NET ASSETS — 100.0%	$193,606,613

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	Affiliated company.

(d)	All or a portion of this security is purchased with collateral from securities loaned.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.9%

	Argentina — 6.6%

689,108	Vista Energy SAB de CV ADR *	51,131,813

668,667	YPF SA Sponsored ADR * (a)	35,446,038

	Total Argentina	86,577,851

	Australia — 2.2%

426,292	BHP Group Ltd.	18,977,820

735,000	Clean TeQ Water Ltd. * (a)	242,438

720,722	Paladin Energy Ltd. *	5,898,562

519,793	Santos Ltd.	2,916,924

	Total Australia	28,035,744

	Brazil — 4.6%

6,123,609	Klabin SA	20,235,811

480,570	PRIO SA *	5,930,258

1,892,882	Sao Martinho SA	6,371,458

1,898,400	SLC Agricola SA	5,833,067

1,732,652	Suzano SA	14,394,831

397,980	Vale SA	6,533,924

	Total Brazil	59,299,349

	Canada — 10.8%

654,900	Anaergia, Inc. *	1,387,087

1,638,300	Baytex Energy Corp.	8,011,287

2,038,400	Capstone Copper Corp. *	22,193,003

269,100	Cenovus Energy, Inc.	7,419,087

155,700	Enerflex Ltd.	3,894,053

768,977	First Quantum Minerals Ltd. *	23,671,986

696,749	Greenlane Renewables, Inc. *	113,712

1,618,182	Ivanhoe Mines Ltd. – Class A * (a)	14,331,413

1,273,509	Largo, Inc. *	1,200,857

2,196,039	NexGen Energy Ltd. * (a)	25,342,894

406,600	Parex Resources, Inc.	7,092,975

23,900	Precision Drilling Corp. *	2,135,424

121,500	Suncor Energy, Inc. (a)	7,594,136

832,500	Tamarack Valley Energy Ltd.	7,705,146

760,145	Whitecap Resources, Inc.	8,733,686

	Total Canada	140,826,746

	China — 1.5%

1,475,400	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	6,343,193

3,708,000	MMG Ltd. *	4,179,761

993,445	Western Mining Co. Ltd. – Class A	4,491,867

2,670,000	Yankuang Energy Group Co. Ltd. – Class H	4,972,061

	Total China	19,986,882

	Denmark — 0.9%

437,380	Vestas Wind Systems AS	12,271,941

Shares	Description	Value ($)

	Finland — 2.3%

214,150	Kemira OYJ	4,449,971

794,783	Neste OYJ	26,132,472

	Total Finland	30,582,443

	France — 0.9%

297,418	Veolia Environnement SA	11,999,546

	Hong Kong — 0.2%

40,806,000	United Energy Group Ltd. (a)	2,400,904

	Italy — 0.6%

851,683	Saipem SpA (a)	4,092,807

113,248	Tenaris SA	3,449,755

	Total Italy	7,542,562

	Japan — 0.6%

330,200	Japan Petroleum Exploration Co. Ltd.	3,710,994

125,700	Mitsubishi Materials Corp.	4,071,673

	Total Japan	7,782,667

	Netherlands — 0.2%

67,853	SBM Offshore NV	2,586,170

	Norway — 3.2%

186,472	Aker BP ASA	6,708,442

520,773	Aker Solutions ASA	2,400,806

566,357	Austevoll Seafood ASA	5,435,375

210,340	Bakkafrost P	10,414,454

61,659	Bluenord ASA	3,489,001

375,198	Cadeler AS *	2,418,044

325,329	DOF Group ASA	4,203,129

158,684	TGS ASA	2,591,976

916,816	Var Energi ASA	4,513,727

	Total Norway	42,174,954

	Pakistan — 0.3%

2,955,862	Oil & Gas Development Co. Ltd.	3,510,378

	Russia — 0.0%

3,574,704	Gazprom Neft PJSC * (b) (c)	—

14,145,410	Gazprom PJSC * (b) (c)	—

23,291,700	GMK Norilskiy Nickel PAO * (b) (c)	—

248,399	LUKOIL PJSC * (b) (c)	—

338,098	PhosAgro PJSC * (b) (c)	—

6,533	PhosAgro PJSC GDR * (b) (c)	—

3,476,399	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	Singapore — 0.0%

2,725,600	Ezra Holdings Ltd. * (a) (b)	3

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	South Africa — 0.9%

412,642	Exxaro Resources Ltd.	5,511,991

817,132	Sibanye Stillwater Ltd.	2,443,532

40,666	Valterra Platinum Ltd.	3,357,949

	Total South Africa	11,313,472

	South Korea — 0.2%

91,462	CS Wind Corp.	2,884,458

	Thailand — 0.3%

21,432,900	Banpu PCL (Registered)	3,762,475

	Ukraine — 0.2%

501,341	Kernel Holding SA *	2,664,892

	United Kingdom — 15.0%

512,624	Anglo American PLC	27,434,273

6,378,926	BP PLC	45,057,318

3,483,651	Glencore PLC *	26,494,529

10,789,900	Harbour Energy PLC	38,206,051

1,221,000	Lifezone Metals Ltd. *	6,410,250

170,157	Rio Tinto PLC	18,072,610

789,002	Shell PLC	33,339,556

	Total United Kingdom	195,014,587

	United States — 39.4%

50,187	Advanced Drainage Systems, Inc.	6,984,023

454,920	Aemetis, Inc. *	1,160,046

161,296	AGCO Corp.	18,110,315

251,699	Albemarle Corp.	44,404,738

99,500	Alcoa Corp.	7,725,180

555,885	Ameresco, Inc. – Class A *	20,000,742

181,500	APA Corp.	6,612,045

3,279,540	Array Technologies, Inc. *	29,778,223

571,560	California Resources Corp.	33,887,792

18,600	Chord Energy Corp.	2,452,782

2,452,688	Clean Energy Fuels Corp. *	5,003,484

564,740	CNH Industrial NV	5,765,995

285,891	ConocoPhillips	32,585,856

152,507	Corteva, Inc.	11,938,248

234,433	Crescent Energy Co. – Class A	2,710,046

838,378	Darling Ingredients, Inc. *	49,548,140

10,640	Deere & Co.	5,768,795

48,100	Devon Energy Corp.	2,139,969

241,300	EQT Corp.	13,254,609

139,600	Expand Energy Corp.	12,980,008

25,400	First Solar, Inc. *	7,792,466

221,508	Freeport-McMoRan, Inc.	14,555,291

1,241,485	Green Plains, Inc. *	19,454,070

74,650	Gulfport Energy Corp. *	12,585,244

71,900	Halliburton Co.	2,793,315

8,604,569	Kosmos Energy Ltd. *	24,092,793

40,700	Matador Resources Co.	2,181,520

68,665	Nextpower, Inc. – Class A *	10,739,206

58,800	Noble Corp. PLC	2,733,024

Shares	Description	Value ($)

	United States — continued

131,800	NOV, Inc.	2,630,728

70,600	Ovintiv, Inc.	3,956,424

142,200	Peabody Energy Corp.	3,846,510

333,700	Permian Resources Corp. – Class A	6,417,051

417,705	SM Energy Co.	12,827,721

312,741	SolarEdge Technologies, Inc. *	23,877,775

2,167,588	Sunrun, Inc. *	36,242,071

9,600	Valmont Industries, Inc.	4,990,176

42,900	Weatherford International PLC	4,446,156

212,700	Weyerhaeuser Co. – (REIT)	5,213,277

	Total United States	514,185,854

	TOTAL COMMON STOCKS (COST $1,130,895,561)	1,185,403,878

	PREFERRED STOCKS (d) — 8.3%

	Brazil — 5.4%

7,227,772	Bradespar SA	33,312,327

4,416,847	Petroleo Brasileiro SA - Petrobras	36,773,860

	Total Brazil	70,086,187

	Chile — 2.9%

447,222	Sociedad Quimica y Minera de Chile SA Sponsored ADR	38,402,953

	Russia — 0.0%

20,237,584	Surgutneftegas PAO * (b) (c)	—

7,494,797	Tatneft PJSC * (b) (c)	—

	Total Russia	—

	TOTAL PREFERRED STOCKS (COST $132,633,975)	108,489,140

	INVESTMENT FUNDS — 0.4%

	United States — 0.4%

1,013,159	GMO U.S. Treasury Fund, Class VI (e)	5,075,930

	TOTAL INVESTMENT FUNDS (COST $5,075,930)	5,075,930

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

833,764	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (f)	833,764

	TOTAL SHORT-TERM INVESTMENTS (COST $833,764)	833,764

	TOTAL INVESTMENTS — 99.7% (Cost $1,269,439,230)	1,299,802,712

	Other Assets and Liabilities (net) — 0.3%	3,701,977

	TOTAL NET ASSETS — 100.0%	$1,303,504,689

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2026

Gazprom Neft PJSC	09/18/15	$17,308,985	0.0%	$—

Gazprom PJSC	09/21/21	65,108,289	0.0%	—

GMK Norilskiy Nickel PAO	04/11/18	66,379,494	0.0%	—

LUKOIL PJSC	10/15/14	14,600,074	0.0%	—

PhosAgro PJSC	08/26/16	14,566,965	0.0%	—

PhosAgro PJSC GDR	08/26/16	93,496	0.0%	—

Surgutneftegas PAO	08/11/16	10,546,926	0.0%	—

Tatneft PJSC	08/12/20	24,585,036	0.0%	—

Tatneft PJSC	09/28/15	47,831,491	0.0%	—

				$—

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	Affiliated company.

(f)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PJSC - Private Joint-Stock Company

REIT - Real Estate Investment Trust

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.2%

	Automobiles & Components — 1.1%

172,243	XPEL, Inc. *	7,874,950

	Capital Goods — 14.3%

191,522	AAON, Inc.	26,851,384

94,633	Allegion PLC	12,308,914

7,463	Arxis, Inc. – Class A *	335,313

87,923	Builders FirstSource, Inc. *	6,705,008

59,017	Kadant, Inc.	18,837,046

8,766	Preformed Line Products Co.	3,241,842

18,980	RBC Bearings, Inc. *	10,855,801

513,828	Trex Co., Inc. *	21,272,479

	Total Capital Goods	100,407,787

	Commercial & Professional Services — 9.2%

779,012	ACV Auctions, Inc. – Class A *	5,118,109

191,774	Booz Allen Hamilton Holding Corp.	15,184,665

85,887	Clean Harbors, Inc. *	24,136,824

130,712	FTI Consulting, Inc. *	20,022,464

	Total Commercial & Professional Services	64,462,062

	Consumer Discretionary Distribution & Retail — 3.2%

279,524	Ollie’s Bargain Outlet Holdings, Inc. *	22,817,544

	Consumer Durables & Apparel — 2.6%

143,092	Acushnet Holdings Corp.	12,703,708

200,559	Malibu Boats, Inc. – Class A *	5,507,350

	Total Consumer Durables & Apparel	18,211,058

	Consumer Services — 4.8%

632,376	Aramark	33,756,231

	Consumer Staples Distribution & Retail — 4.7%

195,228	PriceSmart, Inc.	33,186,808

	Energy — 2.3%

283,241	Cactus, Inc. – Class A	16,439,308

	Financial Services — 9.7%

270,135	Cohen & Steers, Inc.	18,855,423

126,010	Houlihan Lokey, Inc.	17,850,577

143,590	Jack Henry & Associates, Inc.	19,574,189

236,201	StepStone Group, Inc. – Class A	11,647,071

	Total Financial Services	67,927,260

	Food, Beverage & Tobacco — 5.8%

272,799	Celsius Holdings, Inc. *	9,076,023

89,588	Coca-Cola Consolidated, Inc.	15,522,017

146,564	Marzetti Co.	16,406,374

	Total Food, Beverage & Tobacco	41,004,414

Shares	Description	Value ($)

	Health Care Equipment & Services — 4.0%

49,594	CorVel Corp. *	3,062,430

303,757	Globus Medical, Inc. – Class A *	24,871,623

	Total Health Care Equipment & Services	27,934,053

	Materials — 7.5%

193,958	AptarGroup, Inc.	22,470,034

160,982	Balchem Corp.	25,230,709

42,099	U.S. Lime & Minerals, Inc.	4,798,865

	Total Materials	52,499,608

	Media & Entertainment — 3.2%

300,616	New York Times Co. – Class A	22,609,329

	Pharmaceuticals, Biotechnology & Life Sciences — 3.4%

212,708	Bruker Corp.	12,526,374

25,258	Medpace Holdings, Inc. *	11,293,104

	Total Pharmaceuticals, Biotechnology & Life Sciences	23,819,478

	Semiconductors & Semiconductor Equipment — 14.4%

90,085	Axcelis Technologies, Inc. *	13,549,685

180,237	Cirrus Logic, Inc. *	30,631,278

51,820	Entegris, Inc.	7,192,098

86,918	Onto Innovation, Inc. *	22,445,704

114,615	Universal Display Corp.	10,558,334

287,284	Veeco Instruments, Inc. *	16,559,050

	Total Semiconductors & Semiconductor Equipment	100,936,149

	Software & Services — 2.4%

304,915	Dolby Laboratories, Inc. – Class A	17,017,306

	Technology Hardware & Equipment — 3.6%

153,935	Badger Meter, Inc.	19,072,546

71,148	Itron, Inc. *	5,868,287

	Total Technology Hardware & Equipment	24,940,833

	Transportation — 1.0%

33,388	Landstar System, Inc.	6,907,977

	TOTAL COMMON STOCKS (COST $649,030,810)	682,752,155

	INVESTMENT FUNDS — 2.6%

	United States — 2.6%

3,583,965	GMO U.S. Treasury Fund, Class VI (a)	17,955,663

	TOTAL INVESTMENT FUNDS (COST $17,955,663)	17,955,663

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

1,773,724	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	1,773,724

	TOTAL SHORT-TERM INVESTMENTS (COST $1,773,724)	1,773,724

	TOTAL INVESTMENTS — 100.1% (Cost $668,760,197)	702,481,542

	Other Assets and Liabilities (net) — (0.1)%	(450,192)

	TOTAL NET ASSETS — 100.0%	$702,031,350

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.8%

	Automobiles & Components — 6.6%

40,035	BorgWarner, Inc.	2,875,314

346,905	Ford Motor Co.	6,050,023

8,509	Garrett Motion, Inc.	278,755

57,092	General Motors Co.	4,752,338

3,053	Gentex Corp.	73,761

3,077	Lear Corp.	440,380

2,059	Phinia, Inc.	159,078

	Total Automobiles & Components	14,629,649

	Banks — 4.6%

36,564	Bank of America Corp.	1,886,702

1,900	Capital City Bank Group, Inc.	86,716

36,926	Citigroup, Inc.	4,648,983

1,500	First Financial Corp.	103,770

5,176	JPMorgan Chase & Co.	1,549,229

5,128	Truist Financial Corp.	247,221

28,713	U.S. Bancorp	1,574,908

	Total Banks	10,097,529

	Capital Goods — 4.4%

216	Allison Transmission Holdings, Inc.	24,522

2,651	AMETEK, Inc.	598,728

2,726	Carrier Global Corp.	174,110

2,451	Caterpillar, Inc.	2,146,757

2,963	Cummins, Inc.	1,915,965

611	Dover Corp.	129,141

219	EMCOR Group, Inc.	181,074

1,112	EnerSys	253,503

2,622	Ferguson Enterprises, Inc.	592,493

4,994	Honeywell International, Inc.	1,187,873

11,786	Innovative Solutions & Support, Inc. * (a)	203,191

8,707	Kennametal, Inc.	285,590

8,420	Mueller Industries, Inc.	1,082,812

122	Northrop Grumman Corp.	68,769

196	Parker-Hannifin Corp.	165,547

2,413	Terex Corp.	140,388

2,456	Toro Co.	220,745

882	Westinghouse Air Brake Technologies Corp.	230,343

	Total Capital Goods	9,601,551

	Commercial & Professional Services — 0.5%

1,470	Cimpress PLC *	144,883

8,288	Deluxe Corp.	201,316

4,481	IBEX Holdings Ltd. *	141,779

1,799	ICF International, Inc.	123,843

1,239	Leidos Holdings, Inc.	158,344

42,682	Resources Connection, Inc. (a)	192,923

3,000	TrueBlue, Inc. *	18,630

5,559	Upwork, Inc. *	49,030

	Total Commercial & Professional Services	1,030,748

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — 4.0%

21,396	Amazon.com, Inc. *	5,790,614

21,252	eBay, Inc.	2,322,206

16,783	Macy’s, Inc.	365,198

4,554	Urban Outfitters, Inc. *	330,848

	Total Consumer Discretionary Distribution & Retail	8,808,866

	Consumer Durables & Apparel — 3.1%

3,033	Carter’s, Inc.	117,043

3,190	Crocs, Inc. * (a)	378,557

7,939	DR Horton, Inc.	1,167,748

4,998	Ethan Allen Interiors, Inc.	103,059

3,894	Garmin Ltd.	910,885

4,381	G-III Apparel Group Ltd. (a)	141,638

4,262	KB Home	208,241

7,265	Lennar Corp. – Class A	652,252

7,624	Levi Strauss & Co. – Class A (a)	176,877

7,184	Lululemon Athletica, Inc. *	942,397

1,084	M/I Homes, Inc. *	142,676

13,007	Mattel, Inc. *	194,325

3,704	PulteGroup, Inc.	437,739

1,858	Ralph Lauren Corp.	676,126

878	SharkNinja, Inc. * (a)	107,019

3,423	Toll Brothers, Inc.	474,222

	Total Consumer Durables & Apparel	6,830,804

	Consumer Services — 0.9%

1,275	Booking Holdings, Inc.	213,473

2,508	Covista, Inc. *	295,443

16,153	El Pollo Loco Holdings, Inc. *	240,195

7,390	H&R Block, Inc.	284,441

19,707	Perdoceo Education Corp.	638,113

3,898	Stride, Inc. *	360,097

	Total Consumer Services	2,031,762

	Consumer Staples Distribution & Retail — 1.8%

4,021	Dollar General Corp.	444,763

6,718	Kroger Co.	417,523

22,084	Target Corp.	2,806,214

5,685	United Natural Foods, Inc. *	291,925

	Total Consumer Staples Distribution & Retail	3,960,425

	Energy — 2.0%

1,151	ConocoPhillips	131,191

14,106	EOG Resources, Inc.	1,881,458

4,325	Halliburton Co.	168,026

11,992	Kinder Morgan, Inc.	372,711

2,059	Marathon Petroleum Corp.	512,218

5,339	Phillips 66	939,023

3,956	SM Energy Co.	121,489

990	Valaris Ltd. *	91,704

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Energy — continued

9,885	Venture Global, Inc. – Class A	119,016

	Total Energy	4,336,836

	Equity Real Estate Investment Trusts (REITs) — 0.1%

6,016	Alpine Income Property Trust, Inc. – (REIT)	115,928

	Financial Services — 5.5%

1,474	American Express Co.	466,477

4,043	Bank of New York Mellon Corp.	563,715

1,850	Bread Financial Holdings, Inc.	164,779

9,260	Capital One Financial Corp.	1,740,232

2,793	Enova International, Inc. *	451,097

1,641	Goldman Sachs Group, Inc.	1,682,944

3,675	Invesco Ltd.	104,590

5,292	Jackson Financial, Inc. – Class A	545,658

16,440	MGIC Investment Corp.	414,617

3,541	Morgan Stanley	736,528

5,867	PROG Holdings, Inc.	215,730

14,758	Radian Group, Inc.	503,986

18,870	State Street Corp.	2,936,927

21,852	Synchrony Financial	1,561,107

	Total Financial Services	12,088,387

	Food, Beverage & Tobacco — 5.1%

28,277	Altria Group, Inc.	1,967,514

6,884	Archer-Daniels-Midland Co.	549,206

5,229	Bunge Global SA	644,736

3,329	Cal-Maine Foods, Inc.	248,743

16,678	Coca-Cola Co.	1,317,729

2,532	Coca-Cola Consolidated, Inc.	438,694

40,305	General Mills, Inc.	1,362,712

35,077	Keurig Dr. Pepper, Inc.	1,053,362

20,145	Monster Beverage Corp. *	1,774,372

10,523	PepsiCo, Inc.	1,517,311

25	Seaboard Corp.	127,048

5,597	Smithfield Foods, Inc.	144,570

3,307	Universal Corp.	171,534

	Total Food, Beverage & Tobacco	11,317,531

	Health Care Equipment & Services — 1.1%

1,182	Cigna Group	327,887

19,469	CVS Health Corp.	1,771,289

567	Elevance Health, Inc.	222,939

	Total Health Care Equipment & Services	2,322,115

	Household & Personal Products — 1.2%

97	Colgate-Palmolive Co.	8,743

10,898	Kimberly-Clark Corp.	1,063,645

11,215	Procter & Gamble Co.	1,610,025

	Total Household & Personal Products	2,682,413

Shares	Description	Value ($)

	Insurance — 2.0%

8,593	Allstate Corp.	1,770,932

8,840	Hartford Insurance Group, Inc.	1,123,829

5,454	Heritage Insurance Holdings, Inc. *	118,243

4,462	Travelers Cos., Inc.	1,302,413

	Total Insurance	4,315,417

	Materials — 2.0%

3,318	CF Industries Holdings, Inc.	372,777

694	NewMarket Corp.	536,865

13,612	Nucor Corp.	3,403,000

581	Steel Dynamics, Inc.	151,147

	Total Materials	4,463,789

	Media & Entertainment — 6.9%

5,514	Alphabet, Inc. – Class A	2,097,195

24,906	Alphabet, Inc. – Class C	9,375,365

5,708	Meta Platforms, Inc. – Class A	3,610,367

3,317	Yelp, Inc. *	75,628

	Total Media & Entertainment	15,158,555

	Pharmaceuticals, Biotechnology & Life Sciences — 4.8%

35,659	Altimmune, Inc. * (a)	108,760

12,033	Bristol-Myers Squibb Co.	688,047

13,380	Johnson & Johnson	3,014,915

27,238	Merck & Co., Inc.	3,233,695

70,394	Pfizer, Inc.	1,842,915

2,625	Regeneron Pharmaceuticals, Inc.	1,613,798

	Total Pharmaceuticals, Biotechnology & Life Sciences	10,502,130

	Semiconductors & Semiconductor Equipment — 20.8%

5,019	ACM Research, Inc. – Class A *	434,445

10,771	Applied Materials, Inc.	4,847,596

6,873	Axcelis Technologies, Inc. *	1,033,768

8,011	Broadcom, Inc.	3,579,074

3,851	Cirrus Logic, Inc. *	654,477

6,856	Everspin Technologies, Inc. *	180,861

998	KLA Corp.	1,917,867

14,570	Lam Research Corp.	4,635,883

85,720	NVIDIA Corp.	18,098,921

1,548	NXP Semiconductors NV	497,450

3,872	Photronics, Inc. *	125,259

18,944	Qnity Electronics, Inc.	2,955,264

22,797	QUALCOMM, Inc.	5,722,503

14,845	Skyworks Solutions, Inc.	1,155,683

	Total Semiconductors & Semiconductor Equipment	45,839,051

	Software & Services — 4.7%

7,977	Accenture PLC – Class A	1,492,257

3,209	Adobe, Inc. *	831,805

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares / Par Value†	Description	Value ($)

	Software & Services — continued

20,379	Cognizant Technology Solutions Corp. – Class A	1,136,231

15,470	Microsoft Corp.	6,965,213

	Total Software & Services	10,425,506

	Technology Hardware & Equipment — 13.3%

48,208	Apple, Inc.	15,043,788

1,698	Avnet, Inc.	147,607

61,354	Cisco Systems, Inc.	7,388,249

9,259	Dell Technologies, Inc. – Class C	3,897,206

38,826	Hewlett Packard Enterprise Co.	1,671,071

544	Keysight Technologies, Inc. *	184,052

11,684	Methode Electronics, Inc.	134,833

3,094	Ralliant Corp.	191,426

3,361	TE Connectivity PLC	717,271

	Total Technology Hardware & Equipment	29,375,503

	Telecommunication Services — 1.7%

76,174	Verizon Communications, Inc.	3,641,879

	Transportation — 2.2%

3,743	FedEx Corp.	1,541,180

1,494	Matson, Inc.	270,862

28,982	United Parcel Service, Inc. – Class B	3,092,090

	Total Transportation	4,904,132

	Utilities — 0.5%

937	American Electric Power Co., Inc.	118,690

8,231	Edison International	575,676

7,024	Exelon Corp.	320,575

4,154	UGI Corp.	145,058

	Total Utilities	1,159,999

	TOTAL COMMON STOCKS (COST $172,344,351)	219,640,505

	DEBT OBLIGATIONS — 0.0%

	U.S. Government — 0.0%

56,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 04/30/27 (b)	56,053

	TOTAL DEBT OBLIGATIONS (COST $56,012)	56,053

	INVESTMENT FUNDS — 0.5%

	United States — 0.5%

210,299	GMO U.S. Treasury Fund, Class VI (c) (d)	1,053,596

	TOTAL INVESTMENT FUNDS (COST $1,053,596)	1,053,596

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

98,750	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (e)	98,750

	TOTAL SHORT-TERM INVESTMENTS (COST $98,750)	98,750

	TOTAL INVESTMENTS — 100.3% (Cost $173,552,709)	220,848,904

	Other Assets and Liabilities (net) — (0.3)%	(691,713)

	TOTAL NET ASSETS — 100.0%	$220,157,191

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1	S&P 500 E-Mini	June 2026	$379,788	$43,433

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(c)	Affiliated company.

(d)	All or a portion of this security is purchased with collateral from securities loaned.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2026.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.1%

	Automobiles & Components — 2.2%

5,701	Autoliv, Inc.	724,711

2,885	BorgWarner, Inc.	207,201

173,804	Ford Motor Co.	3,031,142

37,893	General Motors Co.	3,154,213

	Total Automobiles & Components	7,117,267

	Banks — 9.3%

134,922	Bank of America Corp.	6,961,975

32,999	Citigroup, Inc.	4,154,574

13,405	Fifth Third Bancorp	669,312

73,185	Huntington Bancshares, Inc.	1,197,307

18,347	JPMorgan Chase & Co.	5,491,441

7,270	M&T Bank Corp.	1,571,120

13,803	PNC Financial Services Group, Inc.	3,052,119

34,634	Truist Financial Corp.	1,669,705

65,160	U.S. Bancorp	3,574,026

23,995	Wells Fargo & Co.	1,860,572

	Total Banks	30,202,151

	Capital Goods — 1.5%

5,220	A.O. Smith Corp.	296,079

8,467	Carrier Global Corp.	540,787

19,035	Fortune Brands Innovations, Inc.	741,223

3,688	Northrop Grumman Corp.	2,078,852

1,579	Oshkosh Corp.	205,270

497	Snap-on, Inc.	184,491

3,385	Terex Corp.	196,939

2,158	Textron, Inc.	198,018

3,828	Timken Co.	489,908

	Total Capital Goods	4,931,567

	Commercial & Professional Services — 0.6%

3,050	Booz Allen Hamilton Holding Corp.	241,499

11,109	Genpact Ltd.	366,042

3,004	Leidos Holdings, Inc.	383,911

5,644	Paycom Software, Inc.	788,297

	Total Commercial & Professional Services	1,779,749

	Consumer Discretionary Distribution & Retail — 3.0%

4,679	Abercrombie & Fitch Co. – Class A *	361,312

19,075	Academy Sports & Outdoors, Inc.	1,007,160

2,799	AutoNation, Inc. *	525,428

16,758	Bath & Body Works, Inc.	335,495

7,633	Best Buy Co., Inc.	594,992

26,058	eBay, Inc.	2,847,358

19,171	Gap, Inc.	405,467

1,662	Group 1 Automotive, Inc.	525,757

27,540	LKQ Corp.	746,885

81,947	Macy’s, Inc.	1,783,167

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued

7,535	Signet Jewelers Ltd.	658,484

	Total Consumer Discretionary Distribution & Retail	9,791,505

	Consumer Durables & Apparel — 3.1%

11,455	Crocs, Inc. *	1,359,365

15,293	DR Horton, Inc.	2,249,447

21,077	KB Home	1,029,822

6,984	Lennar Corp. – Class A	627,024

1,714	M/I Homes, Inc. *	225,597

47,531	Mattel, Inc. *	710,113

11,615	Meritage Homes Corp.	757,763

11,918	NIKE, Inc. – Class B	550,969

8,934	PulteGroup, Inc.	1,055,820

9,379	PVH Corp.	874,873

1,402	Toll Brothers, Inc.	194,233

9,856	YETI Holdings, Inc. *	472,792

	Total Consumer Durables & Apparel	10,107,818

	Consumer Services — 1.0%

3,981	Covista, Inc. *	468,962

61,008	H&R Block, Inc.	2,348,198

15,461	Perdoceo Education Corp.	500,627

	Total Consumer Services	3,317,787

	Consumer Staples Distribution & Retail — 2.5%

51,846	Albertsons Cos., Inc. – Class A	809,316

5,377	Dollar General Corp.	594,750

30,095	Kroger Co.	1,870,404

2,825	Sysco Corp.	214,163

37,178	Target Corp.	4,724,209

	Total Consumer Staples Distribution & Retail	8,212,842

	Energy — 7.3%

57,110	APA Corp.	2,080,517

13,255	Chevron Corp.	2,418,507

24,678	ConocoPhillips	2,812,798

25,299	Devon Energy Corp.	1,125,553

30,980	EOG Resources, Inc.	4,132,112

3,114	Expand Energy Corp.	289,540

57,442	Exxon Mobil Corp.	8,344,025

28,186	Halliburton Co.	1,095,026

11,549	Kinder Morgan, Inc.	358,943

3,563	Marathon Petroleum Corp.	886,368

1,498	Phillips 66	263,468

	Total Energy	23,806,857

	Equity Real Estate Investment Trusts (REITs) — 0.3%

31,048	VICI Properties, Inc. – (REIT)	876,174

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Financial Services — 6.6%

8,285	American Express Co.	2,621,954

1,356	Ameriprise Financial, Inc.	604,383

1,890	Berkshire Hathaway, Inc. – Class B *	896,767

22,925	Blue Owl Capital Corp.	258,135

7,040	Bread Financial Holdings, Inc.	627,053

18,174	Capital One Financial Corp.	3,415,440

7,173	Enova International, Inc. *	1,158,511

4,716	Federated Hermes, Inc.	264,379

21,189	Franklin Resources, Inc.	657,283

16,927	Janus Henderson Group PLC	875,295

39,245	MGIC Investment Corp.	989,759

52,272	PayPal Holdings, Inc.	2,339,172

43,384	Radian Group, Inc.	1,481,563

26,065	SLM Corp.	576,558

12,858	State Street Corp.	2,001,219

11,402	Synchrony Financial	814,559

10,223	T. Rowe Price Group, Inc.	1,068,610

107,028	Western Union Co.	870,138

	Total Financial Services	21,520,778

	Food, Beverage & Tobacco — 2.9%

22,059	Archer-Daniels-Midland Co.	1,759,867

16,495	Brown-Forman Corp. – Class B	424,251

29,597	General Mills, Inc.	1,000,675

4,650	Ingredion, Inc.	471,696

36,116	Keurig Dr. Pepper, Inc.	1,084,563

30,463	Mondelez International, Inc. – Class A	1,863,422

20,228	PepsiCo, Inc.	2,916,675

	Total Food, Beverage & Tobacco	9,521,149

	Health Care Equipment & Services — 6.3%

1,519	Becton Dickinson & Co.	223,475

17,850	Cigna Group	4,951,590

43,059	CVS Health Corp.	3,917,508

7,646	Elevance Health, Inc.	3,006,331

3,632	Humana, Inc.	1,109,285

3,408	ResMed, Inc.	649,463

17,190	UnitedHealth Group, Inc.	6,537,529

	Total Health Care Equipment & Services	20,395,181

	Household & Personal Products — 2.8%

12,384	Colgate-Palmolive Co.	1,116,170

78,012	Kenvue, Inc.	1,348,047

15,323	Kimberly-Clark Corp.	1,495,525

34,575	Procter & Gamble Co.	4,963,587

	Total Household & Personal Products	8,923,329

	Insurance — 6.9%

14,733	Aflac, Inc.	1,656,284

18,167	Allstate Corp.	3,744,037

18,801	American International Group, Inc.	1,395,598

Shares	Description	Value ($)

	Insurance — continued

15,142	Arch Capital Group Ltd.*	1,352,786

7,102	Chubb Ltd.	2,213,907

20,913	Hartford Insurance Group, Inc.	2,658,670

20,469	MetLife, Inc.	1,692,582

22,086	Progressive Corp.	4,205,174

7,172	Prudential Financial, Inc.	721,790

8,156	Travelers Cos., Inc.	2,380,655

2,892	Unum Group	240,701

	Total Insurance	22,262,184

	Materials — 1.4%

6,894	Commercial Metals Co.	524,289

5,736	CRH PLC	624,019

4,247	Eastman Chemical Co.	322,220

8,984	Mosaic Co.	214,718

443	NewMarket Corp.	342,696

7,584	Nucor Corp.	1,896,000

6,685	PPG Industries, Inc.	755,271

	Total Materials	4,679,213

	Media & Entertainment — 7.2%

617	Alphabet, Inc. – Class A	234,670

11,623	Fox Corp. – Class A	742,942

43,277	Fox Corp. – Class B	2,483,667

78,858	Match Group, Inc.	2,849,140

26,452	Meta Platforms, Inc. – Class A	16,731,154

41,099	ZoomInfo Technologies, Inc. *	136,860

	Total Media & Entertainment	23,178,433

	Pharmaceuticals, Biotechnology & Life Sciences — 9.7%

91,651	Bristol-Myers Squibb Co.	5,240,604

3,506	Gilead Sciences, Inc.	471,312

28,411	Johnson & Johnson	6,401,851

73,018	Merck & Co., Inc.	8,668,697

259,291	Pfizer, Inc.	6,788,238

6,250	Regeneron Pharmaceuticals, Inc.	3,842,375

	Total Pharmaceuticals, Biotechnology & Life Sciences	31,413,077

	Real Estate Management & Development — 0.1%

3,408	CBRE Group, Inc. – Class A *	426,136

	Semiconductors & Semiconductor Equipment — 3.4%

1,984	NXP Semiconductors NV	637,558

38,036	QUALCOMM, Inc.	9,547,797

11,605	Skyworks Solutions, Inc.	903,449

	Total Semiconductors & Semiconductor Equipment	11,088,804

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Software & Services — 9.7%

31,883	Cognizant Technology Solutions Corp. – Class A	1,777,637

23,026	Dropbox, Inc. – Class A *	618,939

18,977	DXC Technology Co. *	188,062

17,260	International Business Machines Corp.	5,140,028

1,684	Intuit, Inc.	558,297

48,197	Microsoft Corp.	21,700,217

13,338	Zoom Communications, Inc. *	1,355,007

	Total Software & Services	31,338,187

	Technology Hardware & Equipment — 3.4%

1,023	Arrow Electronics, Inc. *	219,567

22,865	Avnet, Inc.	1,987,654

18,165	Cisco Systems, Inc.	2,187,429

1,260	Dell Technologies, Inc. – Class C	530,347

78,137	Hewlett Packard Enterprise Co.	3,363,017

39,709	HP, Inc.	1,073,731

7,811	NetApp, Inc.	1,361,379

7,413	Vontier Corp.	210,381

	Total Technology Hardware & Equipment	10,933,505

	Telecommunication Services — 5.0%

212,537	AT&T, Inc.	5,270,918

136,143	Comcast Corp. – Class A	3,385,876

160,144	Verizon Communications, Inc.	7,656,485

	Total Telecommunication Services	16,313,279

	Transportation — 2.7%

28,414	Delta Air Lines, Inc.	2,343,587

3,932	FedEx Corp.	1,619,001

44,472	United Parcel Service, Inc. – Class B	4,744,717

	Total Transportation	8,707,305

	Utilities — 0.2%

6,889	Edison International	481,817

	TOTAL COMMON STOCKS (COST $288,691,751)	321,326,094

	INVESTMENT FUNDS — 1.0%

	United States — 1.0%

667,920	GMO U.S. Treasury Fund, Class VI (a)	3,346,281

	TOTAL INVESTMENT FUNDS (COST $3,346,281)	3,346,281

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%

519,489	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	519,489

	TOTAL SHORT-TERM INVESTMENTS (COST $519,489)	519,489

	TOTAL INVESTMENTS — 100.3% (Cost $292,557,521)	325,191,864

	Other Assets and Liabilities (net) — (0.3)%	(859,736)

	TOTAL NET ASSETS — 100.0%	$324,332,128

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Automobiles & Components — 6.5%

15,394	BorgWarner, Inc.	1,105,597

15,777	Dauch Corp. *	104,759

8,325	Garrett Motion, Inc.	272,727

4,291	Gentex Corp.	103,670

1,704	Harley-Davidson, Inc.	41,203

13,457	Holley, Inc. *	36,738

5,433	Lear Corp.	777,571

1,749	Motorcar Parts of America, Inc. *	19,344

4,370	Phinia, Inc.	337,626

279	Strattec Security Corp. *	22,309

4,091	Winnebago Industries, Inc.	121,462

	Total Automobiles & Components	2,943,006

	Banks — 8.0%

4,458	Amalgamated Financial Corp.	184,918

1,073	Associated Banc-Corp.	29,840

397	BankUnited, Inc.	18,417

600	Capital City Bank Group, Inc.	27,384

3,623	Central Pacific Financial Corp.	124,486

778	ChoiceOne Financial Services, Inc.	24,429

2,069	Community Trust Bancorp, Inc.	138,333

2,782	Customers Bancorp, Inc. *	209,039

884	East West Bancorp, Inc.	108,325

4,926	First Commonwealth Financial Corp.	93,298

1,441	First Community Bankshares, Inc.	62,122

2,252	First Financial Corp.	155,793

20,652	FNB Corp.	360,997

21,541	Fulton Financial Corp.	467,224

4,357	Hanmi Financial Corp.	131,233

8,743	Hope Bancorp, Inc.	109,637

4,294	Horizon Bancorp, Inc.	79,654

3,074	Independent Bank Corp.	105,500

1,008	Investar Holding Corp.	28,486

2,407	Northwest Bancshares, Inc.	34,059

301	OceanFirst Financial Corp.	5,656

1,076	OFG Bancorp	49,023

1,879	Popular, Inc.	279,088

452	Preferred Bank	43,311

1,766	Provident Financial Services, Inc.	39,188

758	Stellar Bancorp, Inc.	28,304

49,246	Valley National Bancorp	678,117

	Total Banks	3,615,861

	Capital Goods — 9.4%

3,735	Apogee Enterprises, Inc.	143,461

6,352	Atkore, Inc.	526,009

511	BlueLinx Holdings, Inc. *	26,567

3,090	EnerSys	704,427

105	Gates Industrial Corp. PLC *	2,722

7,080	Hudson Technologies, Inc. *	37,666

Shares	Description	Value ($)

	Capital Goods — continued

1,159	Hyster-Yale, Inc.	42,095

2,810	Innovative Solutions & Support, Inc. *	48,444

21,899	Kennametal, Inc.	718,287

6,650	Matrix Service Co. *	87,315

40	Miller Industries, Inc.	1,916

3,025	Mueller Industries, Inc.	389,015

1,777	Oshkosh Corp.	231,010

1,152	Park-Ohio Holdings Corp.	37,509

2,008	Perma-Pipe International Holdings, Inc. *	61,626

610	Preformed Line Products Co.	225,590

300	Rush Enterprises, Inc. – Class B	19,470

519	Tennant Co.	44,691

11,667	Terex Corp.	678,786

1,471	Toro Co.	132,213

749	Trinity Industries, Inc.	24,298

2,219	Wabash National Corp.	17,597

670	Worthington Enterprises, Inc.	38,036

	Total Capital Goods	4,238,750

	Commercial & Professional Services — 2.7%

2,194	Amentum Holdings, Inc. *	50,967

2,886	Brady Corp. – Class A	248,427

1,923	Cimpress PLC *	189,531

10,708	Deluxe Corp.	260,097

1,281	Interface, Inc.	37,918

6,354	Kelly Services, Inc. – Class A	73,833

5,482	ManpowerGroup, Inc.	173,396

1,381	Millerknoll, Inc.	22,344

1,300	Mistras Group, Inc. *	22,854

139	Pitney Bowes, Inc.	2,238

10,690	Resources Connection, Inc.	48,319

2,176	Robert Half, Inc.	64,061

5,005	TrueBlue, Inc. *	31,081

	Total Commercial & Professional Services	1,225,066

	Consumer Discretionary Distribution & Retail — 3.2%

4,104	Buckle, Inc.	188,250

2,190	Cato Corp. – Class A *	7,096

8,206	Kohl’s Corp.	117,838

34,194	Macy’s, Inc.	744,061

25,884	Sally Beauty Holdings, Inc. *	343,740

1,831	Shoe Carnival, Inc.	32,409

901	Upbound Group, Inc.	17,308

494	Weyco Group, Inc.	17,433

	Total Consumer Discretionary Distribution & Retail	1,468,135

	Consumer Durables & Apparel — 8.4%

13,624	Carter’s, Inc.	525,750

5,102	Century Communities, Inc.	269,488

1,284	Columbia Sportswear Co.	84,975

2,272	Dream Finders Homes, Inc. – Class A *	35,125

7,269	Ethan Allen Interiors, Inc.	149,887

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued

9,500	G-III Apparel Group Ltd.	307,135

1,368	Hooker Furnishings Corp.	16,375

634	Johnson Outdoors, Inc. – Class A	28,378

5,118	KB Home	250,065

6,128	La-Z-Boy, Inc.	230,290

6,337	Leggett & Platt, Inc.	65,081

4,503	Levi Strauss & Co. – Class A	104,470

1,878	M/I Homes, Inc. *	247,182

11,405	Mattel, Inc. *	170,391

2,354	Meritage Homes Corp.	153,575

1,977	Movado Group, Inc.	75,679

2,669	Oxford Industries, Inc.	119,091

5,670	Polaris, Inc.	400,132

3,752	Steven Madden Ltd.	162,987

2,896	Toll Brothers, Inc.	401,212

1,681	Universal Electronics, Inc. *	6,993

	Total Consumer Durables & Apparel	3,804,261

	Consumer Services — 2.9%

4,035	Bloomin’ Brands, Inc.	34,056

4,448	El Pollo Loco Holdings, Inc. *	66,142

173	Graham Holdings Co. – Class B	189,831

3,010	H&R Block, Inc.	115,855

16,422	Perdoceo Education Corp.	531,744

1,713	Stride, Inc. *	158,247

30,683	Wendy’s Co.	236,259

	Total Consumer Services	1,332,134

	Consumer Staples Distribution & Retail — 1.1%

1,615	Ingles Markets, Inc. – Class A	142,863

5,421	United Natural Foods, Inc. *	278,368

1,140	Village Super Market, Inc. – Class A	52,965

	Total Consumer Staples Distribution & Retail	474,196

	Energy — 8.5%

789	Cactus, Inc. – Class A	45,794

2,049	Chord Energy Corp.	270,202

2,936	Core Laboratories, Inc.	40,135

5,966	Dorian LPG Ltd.	239,953

130	Expro Group Holdings NV *	1,920

3,973	Flowco Holdings, Inc. – Class A	92,928

9,097	FutureFuel Corp.	37,662

5,023	Helix Energy Solutions Group, Inc. *	46,965

2,782	Innovex International, Inc. *	74,307

3,523	International Seaways, Inc.	271,940

3,850	Liberty Energy, Inc.	112,651

2,514	Matador Resources Co.	134,750

227	Natural Gas Services Group, Inc.	8,921

8,296	Noble Corp. PLC	385,598

7,612	NOV, Inc.	151,936

7,224	Oceaneering International, Inc. *	276,174

1,843	Oil States International, Inc. *	15,665

Shares	Description	Value ($)

	Energy — continued

6,927	PBF Energy, Inc. – Class A	281,929

760	Riley Exploration Permian, Inc.	25,278

21,502	SM Energy Co.	660,326

7,262	Valaris Ltd. *	672,679

	Total Energy	3,847,713

	Equity Real Estate Investment Trusts (REITs) — 4.8%

2,874	Alpine Income Property Trust, Inc. – (REIT)	55,382

4,094	American Assets Trust, Inc. – (REIT)	95,390

10,334	Apple Hospitality REIT, Inc.	151,806

665	CBL & Associates Properties, Inc. – (REIT)	31,980

8,409	DiamondRock Hospitality Co. – (REIT)	92,415

366	Empire State Realty Trust, Inc. – Class A, (REIT)	2,097

1,487	EPR Properties – (REIT)	84,833

21,676	Host Hotels & Resorts, Inc. – (REIT)	498,114

13,716	Industrial Logistics Properties Trust – (REIT)	123,033

3,612	Innovative Industrial Properties, Inc. – (REIT)	209,460

4,836	LTC Properties, Inc. – (REIT)	180,915

9,236	Outfront Media, Inc. – (REIT)	297,769

4,198	Postal Realty Trust, Inc. – Class A, (REIT)	96,722

19,165	SITE Centers Corp. – (REIT)	96,783

2,686	Sunstone Hotel Investors, Inc. – (REIT)	29,063

2,995	Whitestone REIT – (REIT)	57,145

4,828	Xenia Hotels & Resorts, Inc. – (REIT)	83,862

	Total Equity Real Estate Investment Trusts (REITs)	2,186,769

	Financial Services — 10.3%

7,279	Bread Financial Holdings, Inc.	648,341

5,201	Enova International, Inc. *	840,014

9,161	EZCORP, Inc. – Class A *	286,190

13,151	Invesco Ltd.	374,278

7,361	Jackson Financial, Inc. – Class A	758,993

639	Merchants Bancorp	30,122

14,158	MGIC Investment Corp.	357,065

6,415	Oportun Financial Corp. *	34,769

6,781	PROG Holdings, Inc.	249,337

19,036	Radian Group, Inc.	650,079

2,039	Waterstone Financial, Inc.	37,742

49,441	Western Union Co.	401,955

294	Westwood Holdings Group, Inc.	4,839

	Total Financial Services	4,673,724

	Food, Beverage & Tobacco — 4.5%

7,041	Cal-Maine Foods, Inc.	526,104

1,804	Campbell’s Co.	38,082

20,028	Conagra Brands, Inc.	265,972

1,436	Flowers Foods, Inc.	10,971

5,645	Fresh Del Monte Produce, Inc.	181,430

112	Seaboard Corp.	569,176

1,258	Seneca Foods Corp. – Class A *	180,888

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Food, Beverage & Tobacco — continued

5,213	Universal Corp.	270,398

	Total Food, Beverage & Tobacco	2,043,021

	Health Care Equipment & Services — 1.6%

6,951	Ardent Health, Inc. *	64,158

1,075	Molina Healthcare, Inc. *	186,620

294	National HealthCare Corp.	54,220

2,765	NeuroPace, Inc. *	45,733

12,331	OraSure Technologies, Inc. *	53,023

10,995	Pediatrix Medical Group, Inc. *	236,832

3,923	RxSight, Inc. *	20,910

6,071	Varex Imaging Corp. *	62,106

	Total Health Care Equipment & Services	723,602

	Household & Personal Products — 0.9%

2,125	Edgewell Personal Care Co.	37,230

15,113	Herbalife Ltd. *	180,751

4,404	Nu Skin Enterprises, Inc. – Class A	25,499

2,140	Spectrum Brands Holdings, Inc.	168,397

	Total Household & Personal Products	411,877

	Insurance — 2.1%

2,623	Hamilton Insurance Group Ltd. – Class B	77,667

310	Heritage Insurance Holdings, Inc. *	6,721

21,531	Lincoln National Corp.	759,829

2,723	Universal Insurance Holdings, Inc.	100,805

	Total Insurance	945,022

	Materials — 4.2%

3,132	AdvanSix, Inc.	70,282

566	Alpha Metallurgical Resources, Inc. *	112,617

615	Cabot Corp.	53,819

9,336	Commercial Metals Co.	710,003

2,533	Eastman Chemical Co.	192,179

10,625	FMC Corp.	145,137

238	Kaiser Aluminum Corp.	43,325

3,519	Koppers Holdings, Inc.	143,575

13,440	Orion SA	102,682

562	Ryerson Holding Corp.	16,073

26,866	SunCoke Energy, Inc.	242,063

223	Sylvamo Corp.	8,757

29	Warrior Met Coal, Inc.	2,742

1,065	Worthington Steel, Inc.	44,932

	Total Materials	1,888,186

	Media & Entertainment — 0.6%

6,121	Gray Media, Inc.	24,545

5,832	Shutterstock, Inc.	86,839

7,720	Yelp, Inc. *	176,016

	Total Media & Entertainment	287,400

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — 1.6%

12,031	Altimmune, Inc. *	36,695

1,569	Amphastar Pharmaceuticals, Inc. *	29,576

593	Avalo Therapeutics, Inc. *	9,458

4,937	Enanta Pharmaceuticals, Inc. *	64,971

5,678	Exagen, Inc. *	28,276

10,891	Harmony Biosciences Holdings, Inc. *	344,047

13,065	Larimar Therapeutics, Inc. *	45,466

166	Phibro Animal Health Corp. – Class A	5,111

1,843	Tenax Therapeutics, Inc. *	21,876

20,178	Vanda Pharmaceuticals, Inc. *	130,148

	Total Pharmaceuticals, Biotechnology & Life Sciences	715,624

	Real Estate Management & Development — 0.3%

12,743	Douglas Elliman, Inc. *	22,938

8,663	Newmark Group, Inc. – Class A	121,022

	Total Real Estate Management & Development	143,960

	Semiconductors & Semiconductor Equipment — 8.8%

6,822	Axcelis Technologies, Inc. *	1,026,097

4,910	Cirrus Logic, Inc. *	834,455

2,448	Diodes, Inc. *	257,823

7,974	Everspin Technologies, Inc. *	210,354

396	Kulicke & Soffa Industries, Inc.	40,348

19,351	Photronics, Inc. *	626,005

11,121	Skyworks Solutions, Inc.	865,770

2,154	Veeco Instruments, Inc. *	124,157

	Total Semiconductors & Semiconductor Equipment	3,985,009

	Software & Services — 0.1%

2,360	Viant Technology, Inc. – Class A *	30,019

	Technology Hardware & Equipment — 3.2%

8,309	Avnet, Inc.	722,301

1,810	Eastman Kodak Co. *	17,955

2,139	Kimball Electronics, Inc. *	55,464

3,330	Lantronix, Inc. *	25,142

6,720	Methode Electronics, Inc.	77,549

3,578	One Stop Systems, Inc. *	65,048

9,148	Vishay Intertechnology, Inc.	476,154

	Total Technology Hardware & Equipment	1,439,613

	Telecommunication Services — 0.1%

3,787	Spok Holdings, Inc.	40,104

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Transportation — 3.0%

6,246	ArcBest Corp.	853,766

1,506	Genco Shipping & Trading Ltd.	36,234

2,421	Matson, Inc.	438,927

3,164	Pangaea Logistics Solutions Ltd.	23,952

	Total Transportation	1,352,879

	Utilities — 1.8%

1,690	Northwest Natural Holding Co.	81,948

1,103	Portland General Electric Co.	55,282

19,463	UGI Corp.	679,648

	Total Utilities	816,878

	TOTAL COMMON STOCKS (COST $37,378,015)	44,632,809

	INVESTMENT FUNDS — 1.1%

	United States — 1.1%

102,075	GMO U.S. Treasury Fund, Class VI (a)	511,397

	TOTAL INVESTMENT FUNDS (COST $511,397)	511,397

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%

185,373	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	185,373

	TOTAL SHORT-TERM INVESTMENTS (COST $185,373)	185,373

	TOTAL INVESTMENTS — 100.1% (Cost $38,074,785)	45,329,579

	Other Assets and Liabilities (net) — (0.1)%	(36,773)

	TOTAL NET ASSETS — 100.0%	$45,292,806

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, International Equity Fund, International Opportunistic Value Fund, Japan Value Creation Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2026, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; investment funds whose valuations are based on quarterly net asset value statements; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2026:

Description	Level 1	Level 2	Level 3	Total
Climate Change Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$5,182,388	$—	$5,182,388
Brazil	—	15,065,438	—	15,065,438
Canada	28,332,173	—	—	28,332,173
China	—	35,317,372	—	35,317,372
Denmark	—	13,688,412	—	13,688,412
Finland	—	15,924,328	—	15,924,328
France	—	47,718,205	—	47,718,205
Germany	—	17,960,115	—	17,960,115
Italy	—	6,910,966	—	6,910,966
Japan	—	17,737,626	—	17,737,626
Kazakhstan	—	3,365,877	—	3,365,877

Description	Level 1	Level 2	Level 3		Total
Climate Change Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Mexico	$2,912,450	$—	$—		$2,912,450
Netherlands	—	1,387,762	—		1,387,762
Norway	—	14,066,388	—		14,066,388
Portugal	—	2,401,184	—		2,401,184
Russia	—	—	0	§	0	§
South Korea	—	40,314,998	—		40,314,998
Spain	—	9,188,076	—		9,188,076
Switzerland	—	11,326,356	—		11,326,356
Thailand	—	2,759,498	—		2,759,498
Ukraine	—	1,169,384	—		1,169,384
United Kingdom	2,415,000	7,676,833	—		10,091,833
United States	337,246,826	—	—		337,246,826

TOTAL COMMON STOCKS	370,906,449	269,161,206	0	§	640,067,655

Preferred Stocks
Chile	21,242,005	—	—		21,242,005

TOTAL PREFERRED STOCKS	21,242,005	—	—		21,242,005

Rights/Warrants
France	—	—	220,405		220,405

TOTAL RIGHTS/WARRANTS	—	—	220,405		220,405

Investment Funds
United States	17,150,037	—	—		17,150,037

TOTAL INVESTMENT FUNDS	17,150,037	—	—		17,150,037

Short-Term Investments	3,259,465	—	—		3,259,465

Total Investments	412,557,956	269,161,206	220,405		681,939,567

Total	$412,557,956	$269,161,206	$220,405		$681,939,567

Emerging Markets ex-China Fund
Asset Valuation Inputs
Common Stocks
Brazil	$2,274,890	$918,198	$—		$3,193,088
Czech Republic	—	209,284	—		209,284
Egypt	—	240,706	—		240,706
Greece	—	155,584	—		155,584
Hungary	—	3,207,493	—		3,207,493
India	—	7,526,027	—		7,526,027
Indonesia	—	1,641,725	—		1,641,725
Kuwait	—	1,113,489	—		1,113,489
Mexico	1,600,305	—	—		1,600,305
Poland	—	1,096,709	—		1,096,709
Russia	—	—	0	§	0	§
Saudi Arabia	—	2,471,793	—		2,471,793
South Africa	—	822,200	—		822,200
South Korea	—	30,830,451	—		30,830,451
Taiwan	535,616	39,290,890	—		39,826,506
Thailand	—	9,219,054	—		9,219,054
Turkey	—	187,339	—		187,339
United Arab Emirates	—	530,516	—		530,516
United Kingdom	663,026	—	—		663,026
Vietnam	—	2,049,875	—		2,049,875

TOTAL COMMON STOCKS	5,073,837	101,511,333	0	§	106,585,170

Preferred Stocks
Brazil	1,578,443	1,851,768	—		3,430,211

Description	Level 1	Level 2	Level 3		Total
Emerging Markets ex-China Fund (continued)
Asset Valuation Inputs (continued)
Preferred Stocks (continued)
Colombia	$3,487	$—	$—		$3,487
South Korea	—	519,253	—		519,253

TOTAL PREFERRED STOCKS	1,581,930	2,371,021	—		3,952,951

Investment Funds
United States	2,244,841	—	—		2,244,841

TOTAL INVESTMENT FUNDS	2,244,841	—	—		2,244,841

Short-Term Investments	52,510	—	—		52,510

Total Investments	8,953,118	103,882,354	0	§	112,835,472

Total	$8,953,118	$103,882,354	$0	§	$112,835,472

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$(5,841)	$—	$—		$(5,841)

Total	$(5,841)	$—	$—		$(5,841)

Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$9,249,035	$1,500,376	$—		$10,749,411
China	6,092,061	87,904,770	24		93,996,855
Colombia	28,027	—	—		28,027
Egypt	—	813,017	—		813,017
Greece	—	374,709	—		374,709
Hungary	—	10,964,206	—		10,964,206
India	—	23,265,849	—		23,265,849
Indonesia	—	7,623,729	—		7,623,729
Kuwait	—	3,861,075	—		3,861,075
Mexico	7,474,859	—	—		7,474,859
Philippines	—	509,647	—		509,647
Poland	—	5,892,696	—		5,892,696
Russia	—	—	0	§	0	§
Saudi Arabia	—	14,177,560	—		14,177,560
South Africa	—	3,307,020	—		3,307,020
South Korea	—	130,513,042	—		130,513,042
Sri Lanka	—	—	284,021		284,021
Taiwan	—	168,467,911	—		168,467,911
Thailand	—	48,465,270	—		48,465,270
Turkey	—	3,378,233	—		3,378,233
United Arab Emirates	—	3,062,739	—		3,062,739
United Kingdom	1,693,995	—	—		1,693,995
Vietnam	—	11,117,266	—		11,117,266

TOTAL COMMON STOCKS	24,537,977	525,199,115	284,045		550,021,137

Preferred Stocks
Brazil	11,555,246	9,453,773	—		21,009,019
Russia	—	—	0	§	0	§
South Korea	—	7,421,927	—		7,421,927

TOTAL PREFERRED STOCKS	11,555,246	16,875,700	0	§	28,430,946

Investment Funds
United States	1,471,885	—	—		1,471,885

TOTAL INVESTMENT FUNDS	1,471,885	—	—		1,471,885

Description	Level 1	Level 2	Level 3	Total
Emerging Markets Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$3,373,852	$—	$—	$3,373,852

Total Investments	40,938,960	542,074,815	284,045	583,297,820

Derivatives^
Futures Contracts
Equity Risk	100,023	—	—	100,023

Total	$41,038,983	$542,074,815	$284,045	$583,397,843

International Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$65,355,205	$—	$65,355,205
Belgium	—	8,847,130	—	8,847,130
Canada	26,574,195	—	—	26,574,195
Finland	—	41,872,558	—	41,872,558
France	6,918,039	104,310,060	—	111,228,099
Germany	—	64,850,412	—	64,850,412
Hong Kong	—	68,314,696	—	68,314,696
Israel	—	8,097,990	—	8,097,990
Italy	5,090,519	26,821,867	—	31,912,386
Japan	—	358,486,522	—	358,486,522
Netherlands	64,591,038	57,732,414	—	122,323,452
Norway	—	48,499,563	—	48,499,563
Portugal	—	4,457,784	—	4,457,784
Singapore	—	34,389,345	—	34,389,345
Spain	—	97,611,760	—	97,611,760
Sweden	—	8,633,740	—	8,633,740
Switzerland	—	70,477,671	—	70,477,671
United Kingdom	97,336,240	44,264,787	191,448	141,792,475

TOTAL COMMON STOCKS	200,510,031	1,113,023,504	191,448	1,313,724,983

Preferred Stocks
Germany	—	7,484,334	—	7,484,334

TOTAL PREFERRED STOCKS	—	7,484,334	—	7,484,334

Investment Funds
United States	73,377,799	—	—	73,377,799

TOTAL INVESTMENT FUNDS	73,377,799	—	—	73,377,799

Short-Term Investments	1,508,594	—	—	1,508,594

Total Investments	275,396,424	1,120,507,838	191,448	1,396,095,710

Derivatives^
Futures Contracts
Equity Risk	488,688	—	—	488,688

Total	$275,885,112	$1,120,507,838	$191,448	$1,396,584,398

International Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$19,344,598	$—	$19,344,598
Austria	—	4,203,881	—	4,203,881
Belgium	—	1,118,167	—	1,118,167
Canada	50,107,459	—	—	50,107,459
Denmark	—	2,756,398	—	2,756,398
Finland	—	741,996	—	741,996
France	—	32,054,258	—	32,054,258

Description	Level 1	Level 2	Level 3	Total
International Opportunistic Value Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Germany	$—	$26,329,125	$—	$26,329,125
Hong Kong	—	9,118,065	—	9,118,065
Ireland	—	1,823,263	—	1,823,263
Israel	478,116	4,038,984	—	4,517,100
Italy	—	3,613,110	—	3,613,110
Japan	3,063,203	64,798,809	—	67,862,012
Netherlands	—	8,636,042	—	8,636,042
Norway	—	7,469,434	—	7,469,434
Portugal	—	9,956	—	9,956
Singapore	—	2,637,437	—	2,637,437
Spain	—	18,598,469	—	18,598,469
Sweden	—	8,080,665	—	8,080,665
Switzerland	3,645,141	18,165,341	—	21,810,482
United Kingdom	15,275,382	15,443,911	—	30,719,293

TOTAL COMMON STOCKS	72,569,301	248,981,909	—	321,551,210

Preferred Stocks
Germany	—	4,604,514	—	4,604,514

TOTAL PREFERRED STOCKS	—	4,604,514	—	4,604,514

Investment Funds
United States	6,400,692	—	—	6,400,692

TOTAL INVESTMENT FUNDS	6,400,692	—	—	6,400,692

Short-Term Investments	244,146	—	—	244,146

Total Investments	79,214,139	253,586,423	—	332,800,562

Total	$79,214,139	$253,586,423	$—	$332,800,562

Japan Value Creation Fund
Asset Valuation Inputs
Common Stocks	$—	$293,556,759	$—	$293,556,759
Investment Funds	9,751,553	—	449,005	10,200,558
Short-Term Investments	3,510,497	—	—	3,510,497

Total Investments	13,262,050	293,556,759	449,005	307,267,814

Total	$13,262,050	$293,556,759	$449,005	$307,267,814

Quality Fund
Asset Valuation Inputs
Common Stocks
Canada	$93,392,030	$—	$—	$93,392,030
France	—	528,879,258	—	528,879,258
Germany	—	287,284,889	—	287,284,889
Spain	—	92,986,258	—	92,986,258
Taiwan	—	674,813,734	—	674,813,734
United Kingdom	—	817,070,105	—	817,070,105
United States	10,099,072,035	—	—	10,099,072,035

TOTAL COMMON STOCKS	10,192,464,065	2,401,034,244	—	12,593,498,309

Investment Funds
United States	70,795,952	—	—	70,795,952

TOTAL INVESTMENT FUNDS	70,795,952	—	—	70,795,952

Short-Term Investments	911,356	—	—	911,356

Total Investments	10,264,171,373	2,401,034,244	—	12,665,205,617

Total	$10,264,171,373	$2,401,034,244	$—	$12,665,205,617

Description	Level 1	Level 2	Level 3		Total
Resource Transition Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$5,890,434	$—		$5,890,434
Brazil	—	12,663,377	—		12,663,377
Canada	22,746,531	—	—		22,746,531
China	—	3,527,759	—		3,527,759
Denmark	—	2,932,466	—		2,932,466
Finland	—	7,306,055	—		7,306,055
France	—	2,804,956	—		2,804,956
Italy	—	1,914,121	—		1,914,121
Japan	—	965,281	—		965,281
Netherlands	—	680,569	—		680,569
Norway	—	6,507,427	—		6,507,427
South Africa	—	1,318,626	—		1,318,626
South Korea	—	673,951	—		673,951
United Kingdom	—	17,951,469	—		17,951,469
United States	82,521,276	—	—		82,521,276

TOTAL COMMON STOCKS	105,267,807	65,136,491	—		170,404,298

Preferred Stocks
Brazil	—	8,020,767	—		8,020,767
Chile	9,282,547	—	—		9,282,547

TOTAL PREFERRED STOCKS	9,282,547	8,020,767	—		17,303,314

Investment Funds
United States	5,441,934	—	—		5,441,934

TOTAL INVESTMENT FUNDS	5,441,934	—	—		5,441,934

Short-Term Investments	535,710	—	—		535,710

Total Investments	120,527,998	73,157,258	—		193,685,256

Total	$120,527,998	$73,157,258	$—		$193,685,256

Resources Fund
Asset Valuation Inputs
Common Stocks
Argentina	$86,577,851	$—	$—		$86,577,851
Australia	—	28,035,744	—		28,035,744
Brazil	—	59,299,349	—		59,299,349
Canada	140,826,746	—	—		140,826,746
China	—	19,986,882	—		19,986,882
Denmark	—	12,271,941	—		12,271,941
Finland	—	30,582,443	—		30,582,443
France	—	11,999,546	—		11,999,546
Hong Kong	—	2,400,904	—		2,400,904
Italy	—	7,542,562	—		7,542,562
Japan	—	7,782,667	—		7,782,667
Netherlands	—	2,586,170	—		2,586,170
Norway	—	42,174,954	—		42,174,954
Pakistan	—	3,510,378	—		3,510,378
Russia	—	—	0	§	0	§
Singapore	—	—	3		3
South Africa	—	11,313,472	—		11,313,472
South Korea	—	2,884,458	—		2,884,458
Thailand	—	3,762,475	—		3,762,475
Ukraine	—	2,664,892	—		2,664,892
United Kingdom	6,410,250	188,604,337	—		195,014,587

Description	Level 1	Level 2	Level 3		Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
United States	$514,185,854	$—	$—		$514,185,854

TOTAL COMMON STOCKS	748,000,701	437,403,174	3		1,185,403,878

Preferred Stocks
Brazil	—	70,086,187	—		70,086,187
Chile	38,402,953	—	—		38,402,953
Russia	—	—	0	§	0	§

TOTAL PREFERRED STOCKS	38,402,953	70,086,187	0	§	108,489,140

Investment Funds
United States	5,075,930	—	—		5,075,930

TOTAL INVESTMENT FUNDS	5,075,930	—	—		5,075,930

Short-Term Investments	833,764	—	—		833,764

Total Investments	792,313,348	507,489,361	3		1,299,802,712

Total	$792,313,348	$507,489,361	$3		$1,299,802,712

Small Cap Quality Fund
Asset Valuation Inputs
Common Stocks	$682,752,155	$—	$—		$682,752,155
Investment Funds	17,955,663	—	—		17,955,663
Short-Term Investments	1,773,724	—	—		1,773,724

Total Investments	702,481,542	—	—		702,481,542

Total	$702,481,542	$—	$—		$702,481,542

U.S. Equity Fund
Asset Valuation Inputs
Common Stocks	$219,640,505	$—	$—		$219,640,505
Debt Obligations	56,053	—	—		56,053
Investment Funds	1,053,596	—	—		1,053,596
Short-Term Investments	98,750	—	—		98,750

Total Investments	220,848,904	—	—		220,848,904

Derivatives^
Futures Contracts
Equity Risk	43,433	—	—		43,433

Total	$220,892,337	$—	$—		$220,892,337

U.S. Opportunistic Value Fund
Asset Valuation Inputs
Common Stocks	$321,326,094	$—	$—		$321,326,094
Investment Funds	3,346,281	—	—		3,346,281
Short-Term Investments	519,489	—	—		519,489

Total Investments	325,191,864	—	—		325,191,864

Total	$325,191,864	$—	$—		$325,191,864

Description	Level 1	Level 2	Level 3	Total
U.S. Small Cap Value Fund
Asset Valuation Inputs
Common Stocks	$44,632,809	$—	$—	$44,632,809
Investment Funds	511,397	—	—	511,397
Short-Term Investments	185,373	—	—	185,373

Total Investments	45,329,579	—	—	45,329,579

Total	$45,329,579	$—	$—	$45,329,579

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2026.
^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2026 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Climate Change Fund
GMO U.S. Treasury Fund, Class VI	$16,963,453	$40,780,608	$40,600,000	$75,505	$—	$5,976	$—	$17,150,037

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund, Class VI	$506,163	$8,907,178	$7,168,500	$6,958	$—	$—	$—	$2,244,841

Emerging Markets Fund
Anilana Hotels & Properties Ltd.	$302,374	$—	$—	$—	$—	$—	$(18,353)	$284,021
GMO U.S. Treasury Fund, Class VI	2,002,959	63,053,926	63,585,000	54,076	—	—	—	1,471,885

Totals	$2,305,333	$63,053,926	$63,585,000	$54,076	$—	$—	$(18,353)	$1,755,906

International Equity Fund
GMO U.S. Treasury Fund, Class VI	$10,318,555	$181,160,000	$123,900,000	$276,809	$—	$—	$(5,976)	$67,572,579
GMO Ultra-Short Income ETF	—	5,815,370	—	34,359	—	—	(10,150)	5,805,220

Totals	$10,318,555	$186,975,370	$123,900,000	$311,168	$—	$—	$(16,126)	$73,377,799

International Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI	$9,692	$11,800,000	$5,409,000	$18,085	$—	$18	$(18)	$6,400,692

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Japan Value Creation Fund
GMO U.S. Treasury Fund, Class VI	$5,349,561	$16,200,000	$11,800,000	$55,203		$—	$1,992	$—	$9,751,553

Quality Fund
GMO U.S. Treasury Fund, Class VI	$180,906,709	$380,000,000	$490,300,000	$1,483,375		$—	$189,243	$—	$70,795,952

Resource Transition Fund
GMO U.S. Treasury Fund, Class VI	$3,886,166	$44,545,356	$42,989,531	$32,375	**	$—	$—	$(57)	$5,441,934

Resources Fund
GMO U.S. Treasury Fund, Class VI	$6,785,891	$85,800,000	$87,500,000	$144,177		$—	$(9,961)	$—	$5,075,930
Kosmos Energy Ltd.	56,201,103	—	43,737,185	—		—	(17,432,108)	29,060,983	—	#

Totals	$62,986,994	$85,800,000	$131,237,185	$144,177		$—	$(17,442,069)	$29,060,983	$5,075,930

Small Cap Quality Fund
GMO U.S. Treasury Fund, Class VI	$19,993,081	$10,062,582	$12,100,000	$161,432		$—	$—	$—	$17,955,663

U.S. Equity Fund
GMO U.S. Treasury Fund, Class VI	$1,100,608	$8,782,422	$8,828,500	$5,803	**	$—	$(934)	$—	$1,053,596

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund, Class VI	$1,129,113	$7,917,168	$5,700,000	$17,294		$—	$—	$—	$3,346,281

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund, Class VI	$91,397	$1,200,000	$780,000	$1,665		$—	$—	$—	$511,397

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2026 through May 31, 2026. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2027.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $5,503 and $582 in Resource Transition Fund and U.S. Equity Fund, respectively, during the period.

#	Security is no longer an affiliate at period end.

Subsequent events

With respect to GMO International Opportunistic Value Fund, effective June 30, 2026, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.67% for Class III shares; 0.62% for Class IV shares; 0.67% for Class R6 shares; and 0.67% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, borrowing and borrowing-related costs (such as expenses incurred in establishing and maintaining a credit facility), taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. These reimbursements and waivers will continue through at least June 30, 2027 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 7.9%

	U.S. Government — 7.9%

4,855,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 07/31/27 (a)	4,859,716

4,425,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28 (a)	4,425,705

	Total U.S. Government	9,285,421

	TOTAL DEBT OBLIGATIONS (COST $9,280,817)	9,285,421

	SHORT-TERM INVESTMENTS — 92.2%

	Money Market Funds — 2.2%

2,543,089	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	2,543,089

	Repurchase Agreements — 90.0%

106,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated 05/29/2026 maturing on 06/01/26 with a maturity value of $106,031,888 and an effective yield of 3.61%, collateralized by a U.S. Treasury Note with maturity date 10/31/27 and a market value of $108,208,763.	106,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $108,543,089)	108,543,089

	TOTAL INVESTMENTS — 100.1% (Cost $117,823,906)	117,828,510

	Other Assets and Liabilities (net) — (0.1)%	(101,537)

	TOTAL NET ASSETS — 100.0%	$117,726,973

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/31/2026	JPM	USD	2,794,901	EUR	2,393,000	$6,741

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
249	U.S. Long Bond (CBT)	September 2026	27,942,469	365,373
325	U.S. Treasury Note 10 Yr. (CBT)	September 2026	35,694,141	74,451
706	U.S. Treasury Note 2 Yr. (CBT)	September 2026	145,833,125	328,457
732	U.S. Treasury Note 5 Yr. (CBT)	September 2026	78,478,406	94,933
273	U.S. Treasury Ultra 10 Yr. (CBT)	September 2026	30,597,328	119,077
183	U.S. Ultra Bond (CBT)	September 2026	20,936,344	337,137

			$339,481,813	$1,319,428

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUR.45	EUR	154,700,000	1.00%	0.53%	N/A	06/20/2031	Quarterly	$(2,748,215)	$(4,018,083)	$(1,269,868)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 92.9%

		Albania — 0.9%

		Corporate Debt — 0.8%

EUR	15,900,000	Delphos Securities SARL - Compartment Bernina, 7.63%, due 04/08/35	18,237,811

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	2,410,000	Albania Government International Bonds, Reg S, 4.75%, due 02/14/35	2,812,373

		Total Albania	21,050,184

		Angola — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

	1,670,000	Angola Government International Bonds, 144A, 9.88%, due 03/31/37	1,750,369

	4,680,000	Angola Government International Bonds, Reg S, 9.38%, due 05/08/48	4,586,400

	7,720,000	Angola Government International Bonds, Reg S, 9.13%, due 11/26/49	7,358,125

		Total Angola	13,694,894

		Argentina — 3.2%

		Sovereign and Sovereign Agency Issuers — 3.2%

EUR	2,456,273	Argentina Government International Bonds, Step Up, 4.00%, due 07/09/46	1,991,172

	353,739	Argentina Republic Government International Bonds, 1.00%, due 07/09/29	309,590

	8,412,115	Argentina Republic Government International Bonds, Step Up, 0.75%, due 07/09/30	7,335,364

JPY	218,057,108	Argentina Republic Government International Bonds, 4.33%, due 12/31/33 (a)	232,755

EUR	7,100,000	Argentina Republic Government International Bonds, Step Up, 3.88%, due 07/09/35	6,103,420

EUR	11,260,000	Argentina Republic Government International Bonds, Step Up, 4.25%, due 01/09/38	10,112,919

JPY	223,573,000	Argentina Republic Government International Bonds, 0.67%, due 12/31/38 (a)	238,643

EUR	10,268,000	Argentina Republic Government International Bonds, Step Up, 3.00%, due 07/09/41	8,299,779

	622,000	Argentina Republic Government International Bonds, Step Up, 3.50%, due 07/09/41	446,285

	50,837,204	Argentina Republic Government International Bonds, Step Up, 4.13%, due 07/09/46	37,416,183

		Total Argentina	72,486,110

Par Value†	Description	Value ($)
	Armenia — 0.4%

	Corporate Debt — 0.1%

2,990,000	Ardshinbank CJSC Via Dilijan Finance BV, 144A, 6.60%, due 01/22/31	2,992,796

	Sovereign and Sovereign Agency Issuers — 0.3%

6,000,000	Republic of Armenia International Bonds, Reg S, 6.75%, due 03/12/35	6,266,280

	Total Armenia	9,259,076

	Bahamas — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

1,310,000	Bahamas Government International Bonds, Reg S, 8.25%, due 06/24/36	1,462,615

	Bahrain — 2.0%

	Sovereign and Sovereign Agency Issuers — 2.0%

3,700,000	Bahrain Government International Bonds, Reg S, 7.10%, due 02/03/38	3,662,445

46,296,000	Bahrain Government International Bonds, Reg S, 6.00%, due 09/19/44	39,081,463

3,350,000	Bahrain Government International Bonds, Reg S, 6.25%, due 01/25/51	2,881,971

	Total Bahrain	45,625,879

	Barbados — 0.6%

	Sovereign and Sovereign Agency Issuers — 0.6%

12,220,000	Barbados Government International Bonds, Reg S, 8.00%, due 06/26/35	12,940,980

	Belarus — 0.6%

	Sovereign and Sovereign Agency Issuers — 0.6%

6,804,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (b)	3,878,280

12,200,000	Republic of Belarus International Bonds, Reg S, 6.20%, due 02/28/30 (a) (b)	9,394,000

	Total Belarus	13,272,280

	Bolivia — 0.2%

	Sovereign and Sovereign Agency Issuers — 0.2%

4,600,230	Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28 (c)	4,270,164

	Brazil — 4.4%

	Corporate Debt — 1.8%

1,457,000	Braskem America Finance Co., Reg S, 7.13%, due 07/22/41 (c)	786,780

10,010,000	Braskem Netherlands Finance BV, Reg S, 8.50%, due 01/12/31	6,275,269

30,812,000	Braskem Netherlands Finance BV, Reg S, 8.00%, due 10/15/34	17,763,118

12,125,000	Kinetics LNG Holdings Ltd., Reg S, 9.88%, due 11/13/29	12,447,805

3,840,182	Yinson Boronia Production BV, Reg S, 8.95%, due 07/31/42	4,225,543

		41,498,515

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		Brazil — continued

		Sovereign and Sovereign Agency Issuers — 2.6%

	23,100,000	Brazil Government International Bonds, 6.25%, due 05/22/36	22,909,425

	5,950,000	Brazil Government International Bonds, 4.75%, due 01/14/50	4,413,413

	24,100,000	Brazil Government International Bonds, 7.25%, due 01/12/56	24,045,775

BRL	35,675,533	Rio Smart Lighting SARL, Reg S, 12.25%, due 09/20/32 (d)	6,555,535

			57,924,148

		Total Brazil	99,422,663

		Bulgaria — 0.1%

		Corporate Debt — 0.1%

EUR	2,300,000	Eastern European Electric Co. BV, 144A, 6.50%, due 05/15/30	2,773,261

		Cameroon — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

EUR	18,650,000	Republic of Cameroon International Bonds, Reg S, 5.95%, due 07/07/32	19,671,994

		Chile — 1.2%

		Corporate Debt — 0.9%

	14,451,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (e)	13,660,531

	7,890,000	EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU, Reg S, 8.50%, due 06/30/32	8,112,892

			21,773,423

		Sovereign and Sovereign Agency Issuers — 0.3%

	2,200,000	Chile Government International Bonds, 3.10%, due 05/07/41	1,669,800

	4,496,523	Chile Electricity Lux MPC II SARL, Reg S, 5.58%, due 10/20/35	4,567,568

			6,237,368

		Total Chile	28,010,791

		China — 0.0%

		Corporate Debt — 0.0%

	9,300,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (b)	176,700

	11,800,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (b)	221,840

	6,200,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (b)	117,025

	5,000,000	Scenery Journey Ltd., Reg S, 11.50%, due 10/24/22 (b)	31,250

	1,700,000	Scenery Journey Ltd., Reg S, 13.00%, due 11/06/22 (b)	17,000

	3,000,000	Scenery Journey Ltd., Reg S, 12.00%, due 10/24/23 (b)	30,000

Par Value†		Description	Value ($)

		China — continued

		Corporate Debt — continued

	3,400,000	Scenery Journey Ltd., Reg S, 13.75%, due 11/06/23 (b)	34,000

		Total China	627,815

		Colombia — 3.2%

		Corporate Debt — 0.2%

COP	26,099,790,781	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	5,911,256

		Sovereign and Sovereign Agency Issuers — 3.0%

	892,000	Colombia Government International Bonds, 8.38%, due 02/15/27 (e)	905,994

	2,500,000	Colombia Government International Bonds, 11.85%, due 03/09/28 (e)	2,735,380

	31,260,000	Colombia Government International Bonds, 5.63%, due 02/26/44	25,523,790

	18,890,000	Colombia Government International Bonds, 5.00%, due 06/15/45	14,205,280

	27,140,000	Ecopetrol SA, 5.88%, due 05/28/45	20,413,351

COP	16,553,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	4,099,693

			67,883,488

		Total Colombia	73,794,744

		Congo Republic (Brazzaville) — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

	20,003,998	Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29 (a) (c)	19,566,511

		Costa Rica — 2.2%

		Sovereign and Sovereign Agency Issuers — 2.2%

EUR	4,790,000	Costa Rica Government International Bonds, 144A, 5.95%, due 04/27/33	5,922,278

EUR	17,000,000	Costa Rica Government International Bonds, Reg S, 6.00%, due 01/16/36	20,833,521

	3,860,000	Costa Rica Government International Bonds, Reg S, 7.00%, due 04/04/44	4,157,220

	17,231,000	Costa Rica Government International Bonds, Reg S, 7.16%, due 03/12/45	18,790,406

		Total Costa Rica	49,703,425

		Cote D’Ivoire — 0.6%

		Sovereign and Sovereign Agency Issuers — 0.6%

EUR	13,150,000	Ivory Coast Government International Bonds, Reg S, 6.63%, due 03/22/48	14,580,835

		Czech Republic — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	3,658,000	CEZ AS, Reg S, 5.63%, due 04/03/42	3,351,057

		Democratic Republic of the Congo — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	1,700,000	DRC International Bonds, 144A, 9.50%, due 04/16/37	1,733,762

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		Dominican Republic — 2.4%

		Corporate Debt — 0.1%

	3,125,000	Polaris Renewable Energy, Inc., 9.50%, due 12/03/29	3,275,391

		Sovereign and Sovereign Agency Issuers — 2.3%

DOP	60,500,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,218,036

	2,490,000	Dominican Republic International Bonds, Reg S, 5.88%, due 10/28/35	2,447,670

DOP	203,800,000	Dominican Republic International Bonds, Reg S, 10.75%, due 06/01/36	3,697,651

	17,620,000	Dominican Republic International Bonds, Reg S, 6.15%, due 05/17/38	17,338,080

	700,000	Dominican Republic International Bonds, Reg S, 5.30%, due 01/21/41	623,000

	29,554,000	Dominican Republic International Bonds, Reg S, 5.88%, due 01/30/60	25,800,642

			51,125,079

		Total Dominican Republic	54,400,470

		Ecuador — 2.6%

		Sovereign and Sovereign Agency Issuers — 2.6%

	2,922,203	Ecuador Government International Bonds, Reg S, Zero Coupon, due 07/31/30	2,518,358

	5,350,000	Ecuador Government International Bonds, Reg S, 8.75%, due 01/29/34	5,415,805

	37,385,988	Ecuador Government International Bonds, Reg S, Step Up, 6.90%, due 07/31/35	34,314,452

	1,040,000	Ecuador Government International Bonds, Reg S, 9.25%, due 01/29/39	1,068,309

	18,381,750	Ecuador Government International Bonds, Reg S, Step Up, 5.00%, due 07/31/40	15,358,687

	1,734,536	Ecuador Social Bonds SARL, Reg S, Zero Coupon, due 01/30/35	1,298,509

		Total Ecuador	59,974,120

		Egypt — 2.4%

		Sovereign and Sovereign Agency Issuers — 2.4%

	17,170,000	Egypt Government International Bonds, Reg S, 8.50%, due 01/31/47	16,322,145

	17,430,000	Egypt Government International Bonds, Reg S, 8.70%, due 03/01/49	16,691,622

	24,064,000	Egypt Government International Bonds, Reg S, 8.15%, due 11/20/59	21,656,517

		Total Egypt	54,670,284

		El Salvador — 0.7%

		Sovereign and Sovereign Agency Issuers — 0.7%

	16,720,000	El Salvador Government International Bonds, Reg S, 7.12%, due 01/20/50	15,220,885

Par Value†	Description	Value ($)

	Ethiopia — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

2,490,000	Ethiopia International Bonds, Reg S, 6.63%, due 12/11/24 (b)	2,614,500

	Gabon — 0.6%

	Sovereign and Sovereign Agency Issuers — 0.6%

1,700,000	Gabon Blue Bond Master Trust, Reg S, 6.10%, due 08/01/38	1,686,604

5,300,000	Gabon Government International Bonds, Reg S, 6.63%, due 02/06/31	4,665,113

8,700,000	Gabon Government International Bonds, Reg S, 7.00%, due 11/24/31	7,601,364

	Total Gabon	13,953,081

	Georgia — 0.1%

	Corporate Debt — 0.1%

3,240,000	Bank of Georgia JSC, 144A, 6.50%, due 06/03/31	3,235,950

	Ghana — 1.4%

	Sovereign and Sovereign Agency Issuers — 1.4%

572,000	Ghana Government International Bonds, Reg S, Zero Coupon, due 07/03/26	569,140

3,283,826	Ghana Government International Bonds, Reg S, Zero Coupon, due 01/03/30	2,930,815

24,582,000	Ghana Government International Bonds, Step Up, Reg S, 5.00%, due 07/03/35	23,006,785

5,865,211	Saderea DAC, Reg S, 12.50%, due 11/30/26 (b)	6,129,145

	Total Ghana	32,635,885

	Grenada — 0.1%

	Sovereign and Sovereign Agency Issuers — 0.1%

2,622,999	Grenada Government International Bonds, Reg S, 7.00%, due 05/12/30	2,525,660

	Guatemala — 1.3%

	Corporate Debt — 0.3%

7,410,000	Threelands Energy Ltd. SARL, Reg S, 7.45%, due 10/20/35	7,552,842

	Sovereign and Sovereign Agency Issuers — 1.0%

1,890,000	Guatemala Government Bonds, Reg S, 6.60%, due 06/13/36	2,006,235

3,300,000	Guatemala Government Bonds, Reg S, 6.25%, due 08/15/36	3,423,750

16,240,000	Guatemala Government Bonds, Reg S, 6.13%, due 06/01/50	16,128,594

		21,558,579

	Total Guatemala	29,111,421

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Hungary — 2.2%

	Sovereign and Sovereign Agency Issuers — 2.2%

30,630,000	Hungary Government International Bonds, Reg S, 5.50%, due 03/26/36	30,692,485

17,200,000	Hungary Government International Bonds, Reg S, 3.13%, due 09/21/51	10,750,000

7,450,000	Hungary Government International Bonds, 144A, 6.75%, due 09/23/55	7,970,979

	Total Hungary	49,413,464

	India — 0.9%

	Corporate Debt — 0.9%

14,541,828	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, Reg S, 6.70%, due 03/12/42	14,338,242

7,752,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra, Reg S, 4.63%, due 10/15/39	6,569,820

	Total India	20,908,062

	Indonesia — 0.8%

	Corporate Debt — 0.6%

9,920,000	Delphos Securities SARL - Compartment Verdant Rock, Reg S, Variable Rate, 11.00%, due 04/29/56 (a)	9,448,800

3,876,371	LLPL Capital Pte. Ltd., Reg S, 6.88%, due 02/04/39	3,944,208

		13,393,008

	Sovereign and Sovereign Agency Issuers — 0.2%

4,080,000	Indonesia Government International Bonds, 5.69%, due 05/29/36	4,153,542

	Total Indonesia	17,546,550

	Iraq — 0.5%

	Corporate Debt — 0.5%

10,440,000	Pearl Petroleum Co. Ltd., Reg S, 13.00%, due 05/15/28	11,182,910

	Israel — 0.9%

	Sovereign and Sovereign Agency Issuers — 0.9%

12,683,000	Israel Electric Corp. Ltd., Reg S, 8.10%, due 12/15/96	16,513,076

7,350,000	State of Israel, Reg S, 3.80%, due 05/13/60	4,922,662

	Total Israel	21,435,738

	Jamaica — 0.9%

	Corporate Debt — 0.9%

19,200,000	NCB Financial Group Ltd., Reg S, 11.00%, due 07/31/30	20,225,280

Par Value†		Description	Value ($)

		Jamaica — continued

		Sovereign and Sovereign Agency Issuers — 0.0%

	505,000	Jamaica Government International Bonds, 7.88%, due 07/28/45	599,154

		Total Jamaica	20,824,434

		Jordan — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	19,455,000	Jordan Government International Bonds, Reg S, 7.38%, due 10/10/47	19,056,756

		Kazakhstan — 0.5%

		Sovereign and Sovereign Agency Issuers — 0.5%

KZT	1,742,000,000	Development Bank of Kazakhstan JSC, 144A, 18.40%, due 10/16/28	3,586,685

	4,500,000	Kazakhstan Government International Bonds, Reg S, 5.50%, due 07/01/37	4,627,350

	2,310,000	KazMunayGas National Co. JSC, Reg S, 6.38%, due 10/24/48	2,329,150

	1,580,000	QazaqGaz NC JSC, 144A, 5.63%, due 05/08/36	1,546,425

		Total Kazakhstan	12,089,610

		Kenya — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%

	9,200,000	Republic of Kenya Government International Bonds, Reg S, 8.70%, due 02/26/39	9,004,178

	24,574,000	Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48 (c)	23,130,032

		Total Kenya	32,134,210

		Kyrgyzstan — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	5,720,000	Eldik Bank OAO, 144A, 8.50%, due 04/23/31	5,709,990

	3,460,000	Kyrgyz Republic International Bonds, 144A, 7.75%, due 06/03/30	3,520,550

		Total Kyrgyzstan	9,230,540

		Lao Peoples Democratic Republic — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	5,300,000	Laos Government International Bonds, 144A, 11.25%, due 11/12/30	5,593,408

		Latvia — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	6,250,000	Latvia Government International Bonds, Reg S, 5.13%, due 07/30/34	6,258,250

		Lebanon — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	4,547,000	Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28 (b) (c)	1,168,579

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		Lebanon — continued

		Sovereign and Sovereign Agency Issuers — continued

	40,805,000	Lebanon Government International Bonds, Reg S, 7.15%, due 11/20/31 (b)	10,650,105

	12,100,000	Lebanon Government International Bonds, Reg S, 8.20%, due 05/17/33 (b) (c)	3,248,850

	46,914,000	Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34 (b) (c)	12,596,409

		Total Lebanon	27,663,943

		Mexico — 6.6%

		Corporate Debt — 1.1%

	25,000,000	Newco Holding Eur 31 SARL, 13.50%, due 04/24/30 (e)	24,859,767

		Sovereign and Sovereign Agency Issuers — 5.5%

	4,320,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	3,654,979

	3,600,000	Mexico Government International Bonds, 6.75%, due 02/09/56	3,506,400

GBP	32,506,000	Mexico Government International Bonds, 5.63%, due 03/19/2114	31,879,743

	7,190,000	Petroleos Mexicanos, Reg S, 6.63% (f)	5,464,400

	87,500,000	Petroleos Mexicanos, 7.69%, due 01/23/50	80,356,500

			124,862,022

		Total Mexico	149,721,789

		Mongolia — 1.0%

		Corporate Debt — 1.0%

	21,280,000	Tsetsens Mining & Energy LLC, Reg S, 11.38%, due 02/05/31	22,035,866

		Montenegro — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	1,200,000	Montenegro Government International Bonds, Reg S, 7.25%, due 03/12/31	1,266,000

		Morocco — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	5,200,000	Morocco Government International Bonds, Reg S, 4.00%, due 12/15/50	3,672,864

		Mozambique — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	8,276,000	Mozambique International Bonds, Reg S, Step Up, 9.00%, due 09/15/31	7,194,244

		Nigeria — 1.1%

		Sovereign and Sovereign Agency Issuers — 1.1%

	4,000,000	Nigeria Government International Bonds, 144A, 9.13%, due 01/13/46	4,470,000

Par Value†		Description	Value ($)

		Nigeria — continued

		Sovereign and Sovereign Agency Issuers — continued

	20,150,000	Nigeria Government International Bonds, Reg S, 8.25%, due 09/28/51	20,682,061

		Total Nigeria	25,152,061

		Oman — 0.9%

		Sovereign and Sovereign Agency Issuers — 0.9%

	18,810,000	Oman Government International Bonds, Reg S, 6.75%, due 01/17/48	20,487,100

		Pakistan — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	2,710,000	Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36 (c)	2,636,153

	5,530,000	Pakistan Government International Bonds, Reg S, 8.88%, due 04/08/51	5,358,215

	1,746,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	1,655,103

		Total Pakistan	9,649,471

		Panama — 0.5%

		Corporate Debt — 0.2%

	4,270,000	Generadora de Gatun SA, 144A, 6.87%, due 09/30/44	4,354,205

		Sovereign and Sovereign Agency Issuers — 0.3%

	1,470,000	Empresa de Transmision Electrica SA, Reg S, 5.13%, due 05/02/49	1,164,225

	2,479,000	Panama Government International Bonds, 8.13%, due 04/28/34	2,865,781

	4,200,000	Panama Government International Bonds, 4.50%, due 04/16/50	3,332,700

			7,362,706

		Total Panama	11,716,911

		Paraguay — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

PYG	26,341,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	4,118,865

		Peru — 2.2%

		Corporate Debt — 0.3%

	6,898,713	Peru LNG SRL, Reg S, 5.38%, due 03/22/30	6,691,751

		Sovereign and Sovereign Agency Issuers — 1.9%

	2,000,000	Peru Government International Bonds, 3.60%, due 01/15/72	1,257,000

	2,710,000	Peru Government International Bonds, 3.23%, due 07/28/2121	1,470,175

	57,345,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	41,575,125

			44,302,300

		Total Peru	50,994,051

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		Philippines — 0.8%

		Sovereign and Sovereign Agency Issuers — 0.8%

	3,200,000	Bangko Sentral ng Pilipinas International Bonds, 8.60%, due 06/15/97 (e)	4,335,970

	8,500,000	Philippines Government International Bonds, 3.20%, due 07/06/46	5,869,250

	3,090,000	Philippines Government International Bonds, 4.20%, due 03/29/47	2,473,545

	4,800,000	Philippines Government International Bonds, 5.75%, due 01/27/51	4,758,000

		Total Philippines	17,436,765

		Poland — 3.4%

		Sovereign and Sovereign Agency Issuers — 3.4%

	24,930,000	Republic of Poland Government International Bonds, 5.13%, due 09/18/34	25,086,311

	23,300,000	Republic of Poland Government International Bonds, 5.38%, due 02/12/35	23,662,781

	15,640,000	Republic of Poland Government International Bonds, 5.38%, due 04/14/36	15,710,536

	10,600,000	Republic of Poland Government International Bonds, 5.50%, due 03/18/54	9,819,734

	3,550,000	Republic of Poland Government International Bonds, 6.13%, due 04/14/56	3,538,392

		Total Poland	77,817,754

		Republic of North Macedonia — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

EUR	2,900,000	North Macedonia Government International Bonds, 144A, 4.75%, due 01/21/34	3,324,413

		Romania — 3.3%

		Sovereign and Sovereign Agency Issuers — 3.3%

	31,250,000	Romania Government International Bonds, Reg S, 5.75%, due 03/24/35	30,195,312

	5,910,000	Romania Government International Bonds, Reg S, 6.63%, due 05/16/36	6,033,815

EUR	2,900,000	Romania Government International Bonds, Reg S, 2.75%, due 04/14/41	2,272,674

EUR	35,280,000	Romania Government International Bonds, Reg S, 2.88%, due 04/13/42	27,493,939

EUR	1,800,000	Romania Government International Bonds, Reg S, 3.38%, due 01/28/50	1,352,091

	11,260,000	Romania Government International Bonds, Reg S, 4.00%, due 02/14/51	7,659,277

		Total Romania	75,007,108

Par Value†		Description	Value ($)

		Russia — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (b) (e) (g)	3,435

	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (b) (e) (g)	2,600

	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (b) (e) (g)	3,400

	20,000,000	Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35 (b) (e) (g)	10,000

	6,400,000	Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35 (b) (e) (g)	3,200

		Total Russia	22,635

		Rwanda — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	2,240,000	Rwanda International Government Bonds, Reg S, 5.50%, due 08/09/31	2,112,970

		Saudi Arabia — 1.8%

		Corporate Debt — 0.1%

	2,069,959	Acwa Power Management & Investments One Ltd., Reg S, 5.95%, due 12/15/39	2,076,438

		Sovereign and Sovereign Agency Issuers — 1.7%

	8,100,000	Saudi Government International Bonds, Reg S, 4.63%, due 10/04/47	6,864,750

	7,600,000	Saudi Government International Bonds, Reg S, 5.00%, due 01/18/53	6,621,500

	11,540,000	Saudi Government International Bonds, Reg S, 3.75%, due 01/21/55	8,078,000

	26,000,000	Saudi Government International Bonds, Reg S, 3.45%, due 02/02/61	16,614,000

			38,178,250

		Total Saudi Arabia	40,254,688

		Senegal — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

EUR	1,333,333	Senegal Government International Bonds, Reg S, 4.75%, due 03/13/28	884,520

	15,850,000	Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48 (c)	8,043,875

		Total Senegal	8,928,395

		Serbia — 1.0%

		Sovereign and Sovereign Agency Issuers — 1.0%

	6,820,000	Serbia International Bonds, Reg S, 6.00%, due 06/12/34	6,988,795

	14,530,000	Serbia International Bonds, 144A, 5.50%, due 05/06/36	14,198,571

EUR	860,000	Telecommunications Co. Telekom Srbija AD Belgrade, 144A, 7.13%, due 05/18/36	1,019,013

		Total Serbia	22,206,379

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		South Africa — 1.9%

		Sovereign and Sovereign Agency Issuers — 1.9%

ZAR	136,450,000	Eskom Holdings, Zero Coupon, due 12/31/32	3,400,100

	44,820,000	Republic of South Africa Government International Bonds, 5.75%, due 09/30/49	37,751,886

ZAR	18,300,000	Transnet, Reg S, 13.50%, due 04/18/28	1,184,168

		Total South Africa	42,336,154

		Sri Lanka — 1.3%

		Sovereign and Sovereign Agency Issuers — 1.3%

	1,622,885	Sri Lanka Government International Bonds, Step Up, Reg S, 3.10%, due 01/15/30	1,587,425

	9,401,276	Sri Lanka Government International Bonds, Step Up, Reg S, 3.35%, due 03/15/33	8,602,167

	7,435,292	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 06/15/35	5,903,622

	2,415,484	Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36 (c)	2,340,000

	10,335,771	Sri Lanka Government International Bonds, Step Up, Reg S, 3.60%, due 02/15/38	10,028,282

		Total Sri Lanka	28,461,496

		SupraNational — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

NGN	3,125,000,000	European Bank for Reconstruction & Development, 21.00%, due 07/21/26	2,283,628

NGN	3,925,000,000	European Bank for Reconstruction & Development, 22.50%, due 07/31/26	2,865,917

		Total SupraNational	5,149,545

		Tajikistan — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

	1,287,000	Republic of Tajikistan International Bonds, Reg S, 7.13%, due 09/14/27	1,289,819

		Trinidad And Tobago — 1.2%

		Sovereign and Sovereign Agency Issuers — 1.2%

	17,854,667	Port of Spain Waterfront Development, Reg S, 7.88%, due 02/19/40	18,401,020

	5,322,000	Telecommunications Services of Trinidad & Tobago Ltd., Reg S, 8.88%, due 10/18/29	5,416,199

Par Value†		Description	Value ($)

		Trinidad And Tobago — continued

		Sovereign and Sovereign Agency Issuers — continued

	3,960,000	Trinidad & Tobago Government International Bonds, Reg S, 6.50%, due 01/28/36	4,075,122

		Total Trinidad And Tobago	27,892,341

		Tunisia — 1.4%

		Sovereign and Sovereign Agency Issuers — 1.4%

JPY	4,711,700,000	Tunisian Republic, 4.30%, due 08/02/30 (a)	26,403,744

JPY	190,000,000	Tunisian Republic, 4.20%, due 03/17/31 (a)	1,052,805

JPY	630,000,000	Tunisian Republic, 3.50%, due 02/03/33	3,278,263

		Total Tunisia	30,734,812

		Turkey — 4.4%

		Corporate Debt — 1.4%

	40,330,000	Zorlu Enerji Elektrik Uretim AS, Reg S, 11.00%, due 04/23/30	31,870,782

		Sovereign and Sovereign Agency Issuers — 3.0%

	2,500,000	Turkiye Government International Bonds, 6.38%, due 05/22/31	2,480,000

	9,969,000	Turkiye Government International Bonds, 6.88%, due 01/14/38	9,645,506

	27,277,000	Turkiye Government International Bonds, 4.88%, due 04/16/43	20,019,136

	46,013,000	Turkiye Government International Bonds, 5.75%, due 05/11/47	36,120,205

			68,264,847

		Total Turkey	100,135,629

		Ukraine — 2.3%

		Sovereign and Sovereign Agency Issuers — 2.3%

	4,500,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (b)	4,342,500

	2,011,014	Ukraine Government International Bonds, Step Up, Reg S, Zero Coupon, due 02/01/30	1,407,710

	12,965,640	Ukraine Government International Bonds, Reg S, Step Up, 4.00%, due 02/01/32	10,631,825

	16,726,157	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/34	8,889,952

	3,622,412	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/34	2,481,352

	7,282,158	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/35	4,209,087

	12,255,124	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/35	8,272,209

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Ukraine — continued

	Sovereign and Sovereign Agency Issuers — continued

5,318,464	Ukraine Government International Bonds, Step Up, Reg S, 3.00%, due 02/01/36	3,068,754

13,553,917	Ukraine Government International Bonds, Step Up, Reg S, 4.50%, due 02/01/36	9,013,355

211,141	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (b)	158,527

	Total Ukraine	52,475,271

	United Arab Emirates — 0.6%

	Sovereign and Sovereign Agency Issuers — 0.6%

7,500,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	4,865,519

11,300,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51 (c)	7,746,150

	Total United Arab Emirates	12,611,669

	United States — 2.3%

	Asset-Backed Securities — 0.2%

253,014	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. USD Term SOFR + 0.35%, 3.98%, due 12/15/35	247,199

259,569	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 3.94%, due 05/15/36	252,302

4,993,618	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.26%, 3.85%, due 11/25/36	1,601,711

5,043,060	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.33%, 3.92%, due 11/25/36	1,617,525

2,575,369	WaMu Asset-Backed Certificates Trust, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. USD Term SOFR + 0.83%, 4.42%, due 04/25/37	911,940

		4,630,677

	U.S. Government — 2.1%

13,600,000	U.S. Treasury Bonds, 4.25%, due 08/15/54 (h)	12,046,094

28,820,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 07/31/27 (h)	28,847,994

Par Value†		Description	Value ($)

		United States — continued

		U.S. Government — continued

	7,500,000	U.S. Treasury Notes, 3.88%, due 11/30/27	7,487,988

			48,382,076

		Total United States	53,012,753

		Uruguay — 0.4%

		Sovereign and Sovereign Agency Issuers — 0.4%

	1,700,000	Oriental Republic of Uruguay, 5.25%, due 09/10/60	1,551,250

UYU	77,400,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	2,139,128

UYU	132,500,000	Uruguay Government International Bonds, 8.00%, due 10/29/35	3,370,837

	1,518,000	Uruguay Government International Bonds, 4.98%, due 04/20/55	1,352,538

		Total Uruguay	8,413,753

		Uzbekistan — 1.5%

		Sovereign and Sovereign Agency Issuers — 1.5%

	4,520,000	Aloqabank JSC, 144A, 7.70%, due 05/18/31	4,468,020

	3,000,000	Jscb Agrobank, Reg S, 9.25%, due 10/02/29	3,257,250

	4,700,000	Republic of Uzbekistan International Bonds, Reg S, 3.70%, due 11/25/30	4,382,750

	600,000	Republic of Uzbekistan International Bonds, Reg S, 6.95%, due 05/25/32	644,268

	4,600,000	Uzbek Industrial & Construction Bank ATB, Reg S, 8.95%, due 07/24/29	4,942,244

	5,400,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	5,251,500

	9,590,000	Uzbekneftegaz JSC, Reg S, 8.75%, due 05/07/30	10,335,047

		Total Uzbekistan	33,281,079

		Venezuela — 5.4%

		Sovereign and Sovereign Agency Issuers — 5.4%

	91,865,000	C.A. La Electricidad de Caracas, Reg S, 8.50%, due 04/10/18 (a) (b)	34,944,527

	8,900,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21 (b)	4,108,240

	690,000	Petroleos de Venezuela SA, Reg S, 12.75%, due 02/17/22 (b)	363,078

	8,400,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 10/28/22 (b)	3,169,320

	34,420,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (b) (c)	13,602,784

	65,070,000	Petroleos de Venezuela SA, Reg S, 9.75%, due 05/17/35 (b)	30,713,040

	24,850,000	Venezuela Government International Bonds, Reg S, 12.75%, due 08/23/22 (b)	14,065,100

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		Venezuela — continued

		Sovereign and Sovereign Agency Issuers — continued

	41,593,000	Venezuela Government International Bonds, Reg S, 9.00%, due 05/07/23 (b)	20,630,128

		Total Venezuela	121,596,217

		Vietnam — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

	6,618,000	Vietnam Government International Bonds, Variable Rate, 6 mo. USD LIBOR + 0.81%, 5.49%, due 03/13/28 (a)	6,684,180

		Zambia — 0.2%

		Sovereign and Sovereign Agency Issuers — 0.2%

	4,115,983	Zambia Government International Bonds, Reg S, Step Up, 5.75%, due 06/30/33	4,076,922

		TOTAL DEBT OBLIGATIONS (COST $2,181,763,879)	2,110,251,140

		LOAN ASSIGNMENTS — 0.6%

		Serbia — 0.6%

	12,400,000	Telekom Srbija AD Beograd, Variable Rate, 8.42%, due 06/13/29 (a)	14,174,090

		TOTAL LOAN ASSIGNMENT (COST $13,393,243)	14,174,090

		LOAN PARTICIPATIONS — 0.1%

		Angola — 0.1%

	1,600,000	Angola Government International Bonds Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (a)	1,588,720

		Iraq — 0.0%

EUR	224,413	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (e)	247,647

		Russia — 0.0%

EUR	76,893,500	Russian Foreign Trade Obligations, (Participation with GML International Ltd.) (a) (b) (g)	3

		Sudan — 0.0%

CHF	11,833,578	Republic of Sudan, Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (a) (b)	379,014

CHF	5,155,077	Republic of Sudan, Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (a) (b)	148,599

		Total Sudan	527,613

		TOTAL LOAN PARTICIPATIONS (COST $22,474,233)	2,363,983

Shares / Par Value†		Description	Value ($)

		INVESTMENT FUNDS — 0.7%

		Colombia — 0.7%

	9,300,000	Bona Fide Investment Holdings II LLC (e) (i) (j)	16,751,922

		TOTAL INVESTMENT FUNDS (COST $9,300,000)	16,751,922

		RIGHTS/WARRANTS — 1.1%

		Argentina — 1.1%

EUR	179,789,676	Argentina Republic GDP Linked Warrants, Variable Rate, Expires 12/15/35 (k)	24,011,410

JPY	1,656,571,000	Argentina Republic GDP Linked Warrants, Variable Rate, Expires 12/15/35 (e) (k)	234,030

		TOTAL RIGHTS/WARRANTS (COST $26,587,765)	24,245,440

		SHORT-TERM INVESTMENTS — 4.2%

		Money Market Funds — 0.1%

	2,365,732	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (l)	2,365,732

		Repurchase Agreements — 4.1%

	90,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated 05/29/2026, maturing on 06/01/26 with a maturity value of $90,027,075 and an effective yield of 3.61%, collateralized by a U.S. Treasury Note with maturity date 10/31/27 and a market value of $91,875,196.	90,000,000

	3,214,362	Nomura International PLC Repurchase Agreement, dated 10/10/2025, to be returned on demand at face value plus an effective yield of 3.80%, collateralized by a Suzano Austria GmbH, 3.75%, due 01/15/31 and a market value of $3,229,496. (m)	3,214,362

		Total Repurchase Agreements	93,214,362

		TOTAL SHORT-TERM INVESTMENTS (COST $95,580,094)	95,580,094

		TOTAL INVESTMENTS — 99.6% (Cost $2,349,099,214)	2,263,366,669

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	SECURITIES SOLD SHORT — (0.1)%

	Corporate Debt — (0.1)%

	Brazil — (0.1)%

(3,400,000)	Suzano Austria GmbH, 3.75%, due 01/15/31	(3,194,232)

	TOTAL CORPORATE DEBT (PROCEEDS $3,162,000)	(3,194,232)

	TOTAL SECURITIES SOLD SHORT — (0.1)% (PROCEEDS $3,162,000)	(3,194,232)

	Other Assets and Liabilities (net) — 0.5%	11,490,144

	TOTAL NET ASSETS — 100.0%	$2,271,662,581

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2026

Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.7%	$16,751,922

GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,830,433	0.0%	3,435

GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,248,738	0.0%	2,600

GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,890,814	0.0%	3,400

Russia Foreign Bonds - Eurobond, 144A, 5.10%, due 03/28/35	03/21/19	20,000,000	0.0%	10,000

Russia Foreign Bonds - Eurobond, Reg S, 5.10%, due 03/28/35	10/11/19	6,748,719	0.0%	3,200

Russian Foreign Trade Obligations, (Participation with GML International Ltd.)	07/12/07	17,524,276	0.0%	3

				$16,774,560

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/14/2026	DB	EUR	4,300,000	USD	5,046,426	21,873
07/14/2026	JPM	EUR	1,900,000	USD	2,235,737	15,586
07/14/2026	MSCI	EUR	168,070,000	USD	197,450,460	1,060,554
07/14/2026	SSB	EUR	2,200,000	USD	2,606,416	35,714
07/14/2026	BCLY	JPY	4,290,620,000	USD	27,314,416	281,513
07/15/2026	SSB	USD	3,630,254	GBP	2,700,000	5,542
06/30/2026	MSCI	USD	4,811,203	PEN	17,000,000	162,434
06/30/2026	MSCI	USD	1,799,295	ZAR	30,000,000	46,584
08/10/2026	MSCI	COP	98,825,000,000	USD	25,991,736	(369,858)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/15/2026	JPM	GBP	37,800,000	USD	50,813,035	(88,121)
07/14/2026	SSB	USD	20,245,139	EUR	17,200,000	(146,928)
07/15/2026	DB	USD	3,928,902	GBP	2,900,000	(23,786)
07/15/2026	JPM	USD	2,579,166	GBP	1,900,000	(20,642)
07/15/2026	MSCI	USD	7,582,672	GBP	5,620,000	(14,828)
07/14/2026	SSB	USD	2,916,415	JPY	461,600,000	(8,120)
07/16/2026	JPM	USD	11,821,252	KRW	17,430,200,000	(252,052)

						$705,465

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Reverse Repurchase Agreements(n)

Face Value		Description	Value ($)

USD	(926,716)	JP Morgan Securities PLC, 3.30%, dated 04/29/26, (Collateral: Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51), to be repurchased on demand at face value plus accrued interest.	(926,716)

USD	(2,269,577)	JP Morgan Securities PLC, 3.30%, dated 04/29/26, (Collateral: Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24), to be repurchased on demand at face value plus accrued interest.	(2,269,577)

USD	(4,772,910)	JP Morgan Securities PLC, 3.25%, dated 05/18/26, (Collateral: Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51), to be repurchased on demand at face value plus accrued interest.	(4,772,910)

USD	(2,137,415)	JP Morgan Securities PLC, 3.25%, dated 05/18/26, (Collateral: Pakistan Government International Bonds, Reg S, 7.88%, due 03/31/36), to be repurchased on demand at face value plus accrued interest.	(2,137,415)

USD	(8,099,327)	JP Morgan Securities PLC, 3.30%, dated 05/28/26, (Collateral: Republic of Kenya Government International Bonds, Reg S, 8.25%, due 02/28/48), to be repurchased on demand at face value plus accrued interest.	(8,099,327)

USD	(1,497,194)	Morgan Stanley & Co. International PLC, 2.75%, dated 01/13/26, (Collateral: Sri Lanka Government International Bonds, Step Up, 144A, 3.60%, due 05/15/36), to be repurchased on demand at face value plus accrued interest.	(1,497,194)

USD	(8,045,951)	Morgan Stanley & Co. International PLC, 3.25%, dated 02/25/26, (Collateral: Senegal Government International Bonds, Reg S, 6.75%, due 03/13/48), to be repurchased on demand at face value plus accrued interest.	(8,045,951)

USD	(412,091)	Morgan Stanley & Co. International PLC, 2.75%, dated 02/26/26, (Collateral: Congolese International Bonds, Reg S, Step Up, 6.00%, due 06/30/29), to be repurchased on demand at face value plus accrued interest.	(412,091)

USD	(714,698)	Morgan Stanley & Co. International PLC, 2.75%, dated 03/20/26, (Collateral: Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(714,698)

USD	(760,779)	Morgan Stanley & Co. International PLC, 3.10%, dated 03/20/26, (Collateral: Lebanon Government International Bonds, Reg S, 8.25%, due 05/17/34), to be repurchased on demand at face value plus accrued interest.	(760,779)

USD	(783,807)	Morgan Stanley & Co. International PLC, 2.75%, dated 04/23/26, (Collateral: Lebanon Government International Bonds, Reg S, 8.20%, due 05/17/33), to be repurchased on demand at face value plus accrued interest.	(783,807)

USD	(750,271)	Morgan Stanley & Co. International PLC, 2.75%, dated 04/30/26, (Collateral: Braskem America Finance Co., Reg S, 7.13%, due 07/22/41), to be repurchased on demand at face value plus accrued interest.	(750,271)

USD	(1,600,426)	Morgan Stanley & Co. International PLC, 2.75%, dated 05/07/26, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,600,426)

USD	(227,163)	Morgan Stanley & Co. International PLC, 2.75%, dated 05/18/26, (Collateral: Lebanon Government International Bonds, Reg S, 7.00%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(227,163)

USD	(1,464,780)	Nomura International PLC, 3.10%, dated 05/05/26, (Collateral: Bolivia Government International Bonds, Reg S, 4.50%, due 03/20/28), to be repurchased on demand at face value plus accrued interest.	(1,464,780)

			$(34,463,105)

		Average balance outstanding	$(30,360,444)

		Average interest rate (net)	(3.26)%

		Maximum balance outstanding	$(48,556,227)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S45	USD	73,200,000	1.00%	1.50%	N/A	06/20/2031	Quarterly	$1,820,740	$1,625,406	$(195,334)

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts — (Continued)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Republic of Brazil	MSBNA	USD	12,700,000	1.00%	44.40%	N/A	12/20/2026	Quarterly	(63,507)	(39,519)	23,988
Republic of Colombia	MSCI	USD	45,300,000	1.00%	0.73%	N/A	12/20/2026	Quarterly	(125,808)	(68,978)	56,830
Republic of South Africa Government International Bonds	JPM	USD	34,300,000	1.00%	0.23%	N/A	12/20/2026	Quarterly	(234,412)	(148,668)	85,744
Republic of Egypt	CITI	USD	2,300,000	1.00%	2.23%	N/A	12/20/2027	Quarterly	655,500	42,292	(613,208)
Republic of Egypt	JPM	USD	2,500,000	1.00%	2.23%	N/A	12/20/2027	Quarterly	690,000	45,970	(644,030)
Republic of Egypt	JPM	USD	2,500,000	1.00%	2.23%	N/A	12/20/2027	Quarterly	725,000	45,970	(679,030)
Israel Government International Bonds	GS	USD	10,000,000	1.00%	23.92%	N/A	06/20/2028	Quarterly	(98,649)	(151,868)	(53,219)
Kingdom of Bahrain	MSBNA	USD	5,400,000	1.00%	190.60%	N/A	06/20/2028	Quarterly	401,901	95,531	(306,370)
Republic of Turkey	MSBNA	USD	1,600,000	1.00%	136.93%	N/A	06/20/2028	Quarterly	350,660	11,643	(339,017)
Panama Government International Bonds	DB	USD	113,000,000	1.00%	0.53%	N/A	03/20/2029	Quarterly	(1,429,530)	(1,405,467)	24,063
Israel Government International Bonds	BOA	USD	9,500,000	1.00%	0.39%	N/A	12/20/2029	Quarterly	211,213	(193,783)	(404,996)
Israel Government International Bonds	JPM	USD	3,800,000	1.00%	0.39%	N/A	12/20/2029	Quarterly	76,240	(77,513)	(153,753)
United States of Mexico	MSBNA	USD	29,400,000	1.00%	62.10%	N/A	12/20/2029	Quarterly	273,879	(370,567)	(644,446)
Republic of South Africa Government International Bonds	MSBNA	USD	15,000,000	1.00%	130.56%	N/A	06/20/2031	Quarterly	306,291	206,782	(99,509)
United States of Mexico	GS	USD	14,700,000	1.00%	89.94%	N/A	09/20/2031	Quarterly	1,940,882	(70,214)	(2,011,096)
Sell Protection^:
Panama Government International Bonds	DB	USD	113,000,000	1.00%	0.53%	113,000,000 USD	03/20/2029	Quarterly	(123,129)	(100,061)	23,068

									$3,556,531	$(2,178,450)	$(5,734,981)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
USD-SOFR-OIS COMPOUND	4.01%	USD	162,500,000	12/21/2027	Annually	155,081	335,939	180,858
BRL-CDI	13.30%	BRL	266,263,658	01/02/2031	At Maturity	(10,266)	(1,280,079)	(1,269,813)
1.10%	JPY-TONA-OIS-COMPOUND	JPY	7,694,000,000	09/18/2034	Annually	(96,110)	4,304,340	4,400,450
USD-SOFR-OIS COMPOUND	4.00%	USD	87,800,000	09/17/2035	Annually	2,412,828	(97,779)	(2,510,607)
1.40%	THB-THOR	THB	835,000,000	12/17/2035	Quarterly	173,060	1,786,312	1,613,252
3.10%	EURIBOR	EUR	32,300,000	06/17/2036	Semi-Annually	106,206	(388,816)	(495,022)
4.60%	GBP-SONIA-COMPOUND	GBP	16,200,000	09/17/2055	Annually	(81,607)	755,045	836,652
3.20%	EURIBOR	EUR	30,900,000	06/17/2056	Semi-Annually	120,949	(363,263)	(484,212)

						$2,780,141	$5,051,699	$2,271,558

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts — (Continued)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
J.P. Morgan EMBIG Div Ex CCC Total Return USD	USD-SOFR-OIS COMPOUND	JPM	USD	57,100,000	06/09/2026	At Maturity	$—	$211,523	$211,523

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Investment valued using significant unobservable inputs.

(b)	Security is in default.

(c)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(d)	Security is backed by the United States International Development Finance Corporation.

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(f)	Perpetual security with not stated maturity date.

(g)	The security is restricted as to resale.

(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(i)	Affiliated company.

(j)

Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals. Share amount represents the Fund’s invested capital.

(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.

(l)	The rate disclosed is the 7 day net yield as of May 31, 2026.

(m)	The repurchase agreement has an open maturity date and can be closed by either party on demand.

(n)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BRL CDI - Brazilian Interbank Offered Rate denominated in Brazilian Real.

CDI - Certificado de Deposito Interbancario

CJSC - Closed Joint-Stock Company

EURIBOR - Euro Interbank Offered Rate

GDP - Gross Domestic Product

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

OIS - Overnight Indexed Swaps

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SOFR - Secured Overnight Financing Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

THOR - Thai Overnight Repurchase Rate

TONA - Tokyo Overnight Average Rate

USD LIBOR - London Interbank Offered Rate denominated in United States Dollar.

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC BOA - Bank of America, N.A. CITI - Citibank N.A. DB - Deutsche Bank AG GS - Goldman Sachs International	JPM - JPMorgan Chase Bank, N.A. MSBNA - Morgan Stanley Bank, N.A. MSCI - Morgan Stanley & Co. International PLC SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazilian Real CHF - Swiss Franc COP - Colombian Peso DOP - Dominican Republic Peso EUR - Euro GBP - British Pound JPY - Japanese Yen KRW - South Korean Won	KZT - Kazakhstani Tenge NGN - Nigerian Naira PEN - Peruvian Sol PYG - Paraguayan Guarani THB - Thai Baht USD - United States Dollar UYU - Uruguay Peso ZAR - South African Rand

GMO Emerging Country Debt Shares Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 100.1%

	United States — 100.1%

2,539,012	GMO Emerging Country Debt Fund, Class III (a)	62,002,681

	TOTAL INVESTMENT FUNDS (COST $60,428,083)	62,002,681

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%

19,455	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	19,455

	TOTAL SHORT-TERM INVESTMENTS (COST $19,455)	19,455

	TOTAL INVESTMENTS — 100.1% (Cost $60,447,538)	62,022,136

	Other Assets and Liabilities (net) — (0.1%)	(56,451)

	TOTAL NET ASSETS — 100.0%	$61,965,685

Notes to Schedule of Investments:

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 85.2%

	Corporate Debt — 29.9%

	Australia — 1.0%

470,000	Fortescue Treasury Pty. Ltd., 144A, 4.50%, due 09/15/27	467,601

450,000	Mineral Resources Ltd., 144A, 7.00%, due 04/01/31	467,804

395,000	PLS Group Ltd., 144A, 6.88%, due 05/01/31	405,233

	Total Australia	1,340,638

	Canada — 1.4%

445,000	Bombardier, Inc., 144A, 7.45%, due 05/01/34	489,490

475,000	Enerflex, Inc., 144A, 6.88%, due 01/15/31	488,571

460,000	Precision Drilling Corp., 144A, 6.88%, due 01/15/29	464,517

385,000	RB Global Holdings, Inc., 144A, 6.75%, due 03/15/28	390,993

	Total Canada	1,833,571

	Denmark — 0.3%

465,000	Genmab AS/Genmab Finance LLC, 144A, 6.25%, due 12/15/32	473,665

	Italy — 0.3%

430,000	Telecom Italia Capital SA, 7.20%, due 07/18/36	468,518

	Japan — 0.9%

370,000	Kioxia Holdings Corp., 144A, 6.25%, due 07/24/30	380,949

435,000	Nissan Motor Co. Ltd., 144A, 8.13%, due 07/17/35	461,916

300,000	Rakuten Group, Inc., 144A, 9.75%, due 04/15/29	327,805

	Total Japan	1,170,670

	Luxembourg — 0.1%

235,000	SES AMERICOM, Inc., 144A, 5.30%, due 03/25/44	181,109

	Macau — 0.3%

350,000	Wynn Macau Ltd., 144A, 5.13%, due 12/15/29	342,989

	Norway — 0.8%

485,000	Seadrill Finance Ltd., 144A, 8.38%, due 08/01/30	506,912

480,000	TGS ASA, 144A, 8.50%, due 01/15/30	504,716

	Total Norway	1,011,628

	United Kingdom — 0.3%

395,000	Belron U.K. Finance PLC, 144A, 5.75%, due 10/15/29	398,353

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — 24.5%

460,000	Allegiant Travel Co., 144A, 7.25%, due 08/15/27	461,853

360,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 144A, 8.63%, due 06/15/29	376,167

245,000	Allison Transmission, Inc., 144A, 3.75%, due 01/30/31	229,484

475,000	AMN Healthcare, Inc., 144A, 6.50%, due 01/15/31	477,431

495,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 144A, 5.75%, due 10/15/33	489,800

265,000	Arbor Realty SR, Inc., 144A, 7.88%, due 07/15/30	248,870

535,000	Ball Corp., 2.88%, due 08/15/30	486,688

495,000	Boyd Gaming Corp., 144A, 4.75%, due 06/15/31	477,232

360,000	Brandywine Operating Partnership LP, 8.88%, due 04/12/29	379,724

350,000	BWX Technologies, Inc., 144A, 4.13%, due 06/30/28	343,565

485,000	California Resources Corp., 144A, 7.00%, due 01/15/34	488,914

505,000	Carpenter Technology Corp., 144A, 5.63%, due 03/01/34	501,722

450,000	Celanese U.S. Holdings LLC, 7.70%, due 11/15/33	483,259

525,000	Centene Corp., 4.63%, due 12/15/29	511,333

490,000	Charles River Laboratories International, Inc., 144A, 3.75%, due 03/15/29	469,411

505,000	Chord Energy Corp., 144A, 6.00%, due 10/01/30	511,288

495,000	Clean Harbors, Inc., 144A, 5.75%, due 10/15/33	497,486

525,000	Clearway Energy Operating LLC, 144A, 3.75%, due 02/15/31	489,249

365,000	CNX Resources Corp., 144A, 7.38%, due 01/15/31	374,643

490,000	Constellium SE, 144A, 3.75%, due 04/15/29	472,276

500,000	Credit Acceptance Corp., 144A, 6.63%, due 03/15/30	503,500

475,000	DaVita, Inc., 144A, 4.63%, due 06/01/30	461,550

440,000	Deluxe Corp., 144A, 8.13%, due 09/15/29	459,405

418,000	Diamond Foreign Asset Co./Diamond Finance LLC, 144A, 8.50%, due 10/01/30	439,709

475,000	Encore Capital Group, Inc., 144A, 6.63%, due 04/15/31	478,935

470,000	Enpro, Inc., 144A, 6.13%, due 06/01/33	478,507

195,000	Excelerate Energy LP, 144A, 8.00%, due 05/15/30	206,471

505,000	FirstCash, Inc., 144A, 4.63%, due 09/01/28	497,831

750,000	FMC Corp., 5.65%, due 05/18/33	673,950

525,000	FS KKR Capital Corp., 6.13%, due 01/15/30	513,890

470,000	FTAI Aviation Investors LLC, 144A, 5.50%, due 05/01/28	469,459

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued

	United States — continued

250,000	Genting New York LLC/GENNY Capital, Inc., 144A, 7.25%, due 10/01/29	255,998

475,000	GFL Environmental, Inc., 144A, 4.00%, due 08/01/28	464,509

490,000	Hilton Domestic Operating Co., Inc., 144A, 3.75%, due 05/01/29	473,154

300,000	HNI Corp., 144A, 5.13%, due 01/18/29	293,267

490,000	Huntsman International LLC, 4.50%, due 05/01/29	474,524

490,000	Ingevity Corp., 144A, 3.88%, due 11/01/28	473,245

350,000	Iron Mountain, Inc., 144A, 4.50%, due 02/15/31	334,252

475,000	Jazz Securities DAC, 144A, 4.38%, due 01/15/29	466,273

475,000	Kodiak Gas Services LLC, 144A, 6.75%, due 10/01/35	488,178

515,000	Lamar Media Corp., 3.75%, due 02/15/28	505,043

275,000	Level 3 Financing, Inc., 144A, 7.00%, due 03/31/34	285,034

270,000	Match Group Holdings II LLC, 144A, 6.13%, due 09/15/33	265,495

505,000	MGM Resorts International, 6.13%, due 09/15/29	512,479

520,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	502,326

475,000	Murphy Oil Corp., 6.00%, due 10/01/32	477,893

545,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	507,826

470,000	Nabors Industries, Inc., 144A, 7.63%, due 11/15/32	489,950

375,000	NRG Energy, Inc., 144A, 3.63%, due 02/15/31	347,792

520,000	Olin Corp., 144A, 6.63%, due 04/01/33	516,184

510,000	ON Semiconductor Corp., 144A, 3.88%, due 09/01/28	497,584

505,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A, 4.13%, due 04/30/28	498,837

105,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 144A, 7.38%, due 02/15/31	109,507

525,000	Paramount Global, 6.88%, due 04/30/36	485,631

460,000	Patrick Industries, Inc., 144A, 6.38%, due 11/01/32	459,449

470,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, due 02/15/28	470,180

180,000	Phinia, Inc., 144A, 6.63%, due 10/15/32	184,689

495,000	PRA Group, Inc., 144A, 8.88%, due 01/31/30	508,852

210,000	Range Resources Corp., 144A, 4.75%, due 02/15/30	205,509

455,000	Resideo Funding, Inc., 144A, 6.50%, due 07/15/32	457,440

400,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., Reg S, 4.63%, due 04/16/29	364,113

350,000	Seagate Data Storage Technology Pte. Ltd., 144A, 5.75%, due 12/01/34	355,992

355,000	Sealed Air Corp., 144A, 6.88%, due 07/15/33	348,820

Par Value† / Shares	Description	Value ($)

	Corporate Debt — continued

	United States — continued

530,000	Sensata Technologies, Inc., 144A, 3.75%, due 02/15/31	497,074

470,000	TerraForm Power Operating LLC, 144A, 5.00%, due 01/31/28	467,331

430,000	Tidewater, Inc., 144A, 9.13%, due 07/15/30	462,990

245,000	TransDigm, Inc., 144A, 6.00%, due 01/15/33	247,801

465,000	Travel & Leisure Co., 6.00%, due 04/01/27	465,477

485,000	TTM Technologies, Inc., 144A, 4.00%, due 03/01/29	469,762

490,000	Twilio, Inc., 3.63%, due 03/15/29	471,858

380,000	U.S. Foods, Inc., 144A, 4.63%, due 06/01/30	369,378

390,000	Vertiv Group Corp., 144A, 4.13%, due 11/15/28	385,271

530,000	VF Corp., 2.95%, due 04/23/30	479,774

420,000	Viasat, Inc., 144A, 5.63%, due 04/15/27	419,444

50,000	Weatherford International Ltd., 144A, 6.75%, due 10/15/33	51,450

205,000	WESCO Distribution, Inc., 144A, 6.38%, due 03/15/29	209,597

345,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 144A, 5.25%, due 05/15/27	345,273

475,000	XPLR Infrastructure Operating Partners LP, 144A, 7.75%, due 04/15/34	501,577

	Total United States	32,877,684

	Total Corporate Debt	40,098,825

	U.S. Government — 55.3%

955,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 07/31/27 (a)	955,927

160,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.82%, due 10/31/27 (a)	160,275

72,995,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28 (a)	73,006,631

	Total U.S. Government	74,122,833

	TOTAL DEBT OBLIGATIONS (COST $114,161,207)	114,221,658

	SHORT-TERM INVESTMENTS — 13.8%

	Money Market Funds — 0.7%

961,347	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	961,347

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†		Description	Value ($)

		Sovereign and Sovereign Agency Issuers — 12.6%

JPY	2,695,000,000	Japan Treasury Discount Bills, Zero Coupon, due 07/10/26	16,906,851

		U.S. Government — 0.5%

	700,000	U.S. Treasury Notes, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 04/30/28	700,162

		TOTAL SHORT-TERM INVESTMENTS (COST $18,535,725)	18,568,360

		TOTAL INVESTMENTS — 99.0% (Cost $132,696,932)	132,790,018

		Other Assets and Liabilities (net) — 1.0%	1,325,204

		TOTAL NET ASSETS — 100.0%	$134,115,222

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)

07/10/2026	JPM	JPY	2,695,000,000	USD	16,998,003	$23,666

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
40	U.S. Treasury Note 10 Yr. (CBT)	September 2026	4,393,125	13,347
51	U.S. Treasury Note 2 Yr. (CBT)	September 2026	10,534,687	23,361
87	U.S. Treasury Note 5 Yr. (CBT)	September 2026	9,327,352	17,540

			$24,255,164	$54,248

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HY.46	USD	34,188,660	5.00%	3.02%	34,188,660 USD	06/20/2031	Quarterly	$1,569,338	$2,851,368	$1,282,030

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts — continued

Centrally Cleared Credit Default Swaps — continued

(1)

As of May 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BNP	USD	29,591,000	06/20/2026	Quarterly	—	505,005	505,005
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BOA	USD	24,170,000	06/20/2026	Quarterly	—	440,983	440,983

							$—	$945,988	$945,988

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SOFR - Secured Overnight Financing Rate

Counterparty Abbreviations:

BNP - BNP Paribas

BOA - Bank of America, N.A.

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 89.1%

	Asset-Backed Securities — 73.3%

	Auto Retail Prime — 0.4%

5,253,144	Chase Auto Owner Trust, Series 24-4A, Class A3, 144A, 4.94%, due 07/25/29	5,281,667

	Auto Retail Subprime — 2.2%

6,655,000	Ford Credit Auto Owner Trust, Series 22-1, Class A, 144A, 3.88%, due 11/15/34	6,638,442

3,624,134	GM Financial Consumer Automobile Receivables Trust, Series 24-1, Class A3, 4.85%, due 12/18/28	3,637,137

7,549,537	Hyundai Auto Receivables Trust, Series 24-A, Class A3, 4.99%, due 02/15/29	7,587,987

943,906	Volkswagen Auto Loan Enhanced Trust, Series 23-1, Class A3, 5.02%, due 06/20/28	947,284

3,621,000	Volkswagen Auto Loan Enhanced Trust, Series 24-1, Class A3, 4.63%, due 07/20/29	3,639,115

5,692,492	World Omni Auto Receivables Trust, Series 24-C, Class A3, 4.43%, due 12/17/29	5,706,898

	Total Auto Retail Subprime	28,156,863

	CMBS CDO — 0.0%

8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	9

	Collateralized Loan Obligations — 10.0%

5,050,833	AGL CLO 12 Ltd., Series 21-12A, Class XR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.80%, 4.48%, due 10/20/38	5,047,267

2,000,000	Allegro CLO X Ltd., Series 19-1A, Class BRR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.60%, 5.28%, due 04/20/32	2,000,702

2,454,000	Battalion CLO VIII Ltd., Series 15-8A, Class BR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.25%, 4.93%, due 07/18/30	2,455,031

3,259,675	Battalion CLO XV Ltd., Series 20-15A, Class A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.98%, 4.66%, due 01/17/33	3,256,184

6,924,369	BlueMountain CLO Ltd., Series 15-4A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.95%, 4.63%, due 04/20/30	6,928,116

6,818,721	Canyon Capital CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.33%, 5.00%, due 07/15/31	6,823,808

9,260,000	Carlyle U.S. CLO Ltd., Series 19-1A, A2R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.40%, 5.08%, due 04/20/31	9,273,890

2,593,222	Dryden 64 CLO Ltd., Series 18-64A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 4.91%, due 04/18/31	2,595,330

9,078,004	Dryden 80 CLO Ltd., Series 19-80A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.95%, 4.63%, due 01/17/33	9,072,729

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

2,199,034	Eaton Vance CLO Ltd., Series 14-1RA, Class BR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.57%, due 07/15/30	2,199,047

10,000,000	Galaxy XXII CLO Ltd., Series 16-22A, Class AR4, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.02%, 4.70%, due 04/16/34	10,005,550

4,783,772	Gallatin CLO VIII Ltd., Series 17-1A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.35%, 5.02%, due 07/15/31	4,789,336

534,022	Jefferson Mill CLO Ltd., Series 15-1A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.23%, 4.91%, due 10/20/31	534,164

3,308,248	LCM 37 Ltd., Series 37A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.06%, 4.73%, due 04/15/34	3,308,903

298,770	LCM XVIII LP, Series 18A, Class CR, 144A, Variable Rate, 3 mo. USD Term SOFR + 2.11%, 5.79%, due 04/20/31	298,697

2,473,434	Madison Park Funding XLII Ltd., Series 13A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.92%, 4.59%, due 11/21/30	2,473,753

4,047,920	Mountain View CLO LLC, Series 16-1A, Class AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.88%, 4.55%, due 04/14/33	4,047,786

3,641,584	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. USD Term SOFR + 1.93%, 5.60%, due 10/12/30	3,650,892

1,645,965	Northwoods Capital XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.32%, 4.99%, due 04/22/31	1,650,023

1,083,456	OZLM VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	108

4,050,800	OZLM XV Ltd., Series 16-15A, Class A1R3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.73%, due 04/20/33	4,050,800

9,793,487	Riserva CLO Ltd., Series 16-3A, Class AR3, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.73%, due 01/18/34	9,798,374

6,000,000	Rockford Tower CLO Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.98%, 5.62%, due 05/20/31	6,016,674

4,156,702	Rockford Tower CLO Ltd., Series 19-2A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 4.77%, due 08/20/32	4,159,146

454,048	Sounds Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.09%, due 04/18/31	454,048

900,000	THL Credit Wind River CLO Ltd., Series 17-3A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 4.87%, due 04/15/35	900,264

4,353,035	Trinitas CLO XII Ltd., Series 20-12A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.05%, 4.72%, due 04/25/33	4,350,623

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Collateralized Loan Obligations — continued

1,230,175	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.36%, 5.04%, due 07/18/31	1,231,999

1,114,492	Venture 38 CLO Ltd., Series 19-38A, Class ARR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.00%, 4.66%, due 07/30/32	1,115,105

799,791	Voya CLO Ltd., Series 19-2A, Class AR, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.20%, 4.88%, due 07/20/32	800,409

1,552,500	Voya CLO Ltd., Series 25-1A, Class X, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.90%, 4.58%, due 04/20/38	1,552,475

7,112,945	Wellfleet CLO Ltd., Series 20-1A, Class A1RR, 144A, Variable Rate, 3 mo. USD Term SOFR + 0.99%, 4.66%, due 04/15/33	7,116,501

5,368,000	Zais CLO 16 Ltd., Series 20-16A, Class A1R2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.13%, 4.81%, due 10/20/34	5,355,922

	Total Collateralized Loan Obligations	127,313,656

	Commercial Mortgage-Backed Securities — 20.1%

15,387,600	BBCMS Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. USD

	Term SOFR + 0.92%, 4.55%, due 03/15/37	14,588,696

4,931,125	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.12%, due 07/25/36	4,642,164

4,825,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	4,743,924

18,847,000	Benchmark Mortgage Trust, Series 20-B20, Class A5, 2.03%, due 10/15/53	16,681,759

11,556,000	Benchmark Mortgage Trust, Series 22-B32, Class A5, Variable Rate, 3.00%, due 01/15/55	10,273,291

16,535,000	Benchmark Mortgage Trust, Series 22-B34, Class A5, Variable Rate, 3.79%, due 04/15/55	15,280,753

11,790,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	10,996,295

8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	7,420,014

8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.55%, due 03/11/44	7,412,179

13,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	12,300,493

4,570,000	BX Trust, Series 19-OC11, Class D, 144A, Variable Rate, 3.94%, due 12/09/41	4,321,002

9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 3.94%, due 12/09/41	8,329,581

15,516,000	COMM Mortgage Trust, Series 24-277P, Class A, 144A, 6.34%, due 08/10/44	16,110,998

26,327,712	COMM Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	25,882,874

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Commercial Mortgage-Backed Securities — continued

7,865,000	ESTN Trust, Series 26-TOWN, Class A, 144A, Variable Rate, 5.54%, due 05/12/46	7,918,495

8,625,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	7,695,590

2,566,279	GSMS Trust, Series 26-DAWN, Class A, 144A, Variable Rate, 5.63%, due 04/10/43	2,553,721

4,636,000	Houston Galleria Mall Trust, Series 25-HGLR, Class A, 144A, Variable Rate, 5.46%, due 02/05/45	4,742,874

11,393,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 24-OMNI, Class A, 144A, Variable Rate, 5.80%, due 10/05/39	11,489,381

14,600,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	13,147,929

4,000,000	MTN Commercial Mortgage Trust, Series 26-LPFX, Class A, 144A, Variable Rate, 5.15%, due 05/15/43	4,001,486

2,754,000	NYC Commercial Mortgage Trust, Series 26-1PARK, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.25%, 4.88%, due 02/15/43	2,751,418

5,708,086	OBX Trust, Series 25-NQM8, Class A1, 144A, Step Up, 5.47%, due 03/25/65	5,729,258

4,000,000	ROCK Trust, Series 24-CNTR, Class A, 144A, 5.39%, due 11/13/41	4,056,313

4,000,000	ROCK Trust, Series 24-CNTR, Class E, 144A, 8.82%, due 11/13/41	4,168,919

2,265,688	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	2,006,729

3,231,240	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 5.38%, due 11/23/43	3,206,243

11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 6.09%, due 03/23/45	10,709,942

2,413,437	WFRBS Commercial Mortgage Trust, Series 14-C21, Class B, Variable Rate, 4.21%, due 08/15/47	2,371,177

9,814,966	WFRBS Commercial Mortgage Trust, Series 14-C21, Class C, Variable Rate, 4.23%, due 08/15/47	9,446,807

	Total Commercial Mortgage-Backed Securities	254,980,305

	Credit Cards — 1.1%

13,695,000	American Express Credit Account Master Trust, Series 24-3, Class A, 4.65%, due 07/15/29	13,785,051

	Residential Mortgage-Backed Securities — Other — 10.2%

732,465	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 3.98%, due 02/25/36	46,410

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

1,902,838	ACE Securities Corp. Home Equity Loan Trust, Series 05-SD3, Class M2, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 5.95%, due 08/25/45	1,712,544

864,610	American Home Mortgage Assets Trust, Series 06-2, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 4.08%, due 09/25/46	852,767

17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.06%, due 02/25/36	499,939

6,918,871	Angel Oak Mortgage Trust, Series 25-5, Class A1, 144A, Step Up, 5.57%, due 04/25/70	6,949,007

1,577,479	Atlas Senior Loan Fund XV Ltd., Series 19-15A, Class A1R, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.22%, 4.89%, due 10/23/32	1,578,407

13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	744,087

8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/16	430,890

1,541,843	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	1,513,251

2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	155,583

4,287,280	Bear Stearns Mortgage Funding Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.27%, 3.86%, due 01/25/37	3,841,087

58,367	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.02%, due 02/25/37	83,184

3,190,404	CHL Mortgage Pass-Through Trust, Series 07-4, Class 1A71, 6.00%, due 05/25/37	1,296,542

850,000	COLT Mortgage Loan Trust, Series 26-3, Class A1, 144A, Variable Rate, 5.12%, due 05/25/71	847,564

712,211	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	720,469

752,772	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	761,142

3,835,576	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	3,947,433

4,206,049	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	4,317,309

3,377,083	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	3,435,229

180,938	CoreVest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	177,873

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

6,173,234	Cross Mortgage Trust, Series 26-NQM6, Class A1, 144A, Variable Rate, 5.27%, due 05/25/71	6,166,633

5,162,711	Dryden 40 Senior Loan Fund, Series 15-40A, Class AR2, 144A, Variable Rate, 3 mo. USD Term SOFR + 1.15%, 4.80%, due 08/15/31	5,167,678

6,096,308	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	6,013,012

1,779,743	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.20%, due 10/25/34	1,761,669

963,821	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	950,323

4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.36%, due 09/25/35	37,788

7,572,884	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	1,160,963

8,236,190	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	660,847

8,472,722	Invitation Homes Trust, Series 24-SFR1, Class A, 144A, 4.00%, due 09/17/41	8,245,494

3,325,064	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,177,950

3,445,353	MASTR Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.02%, due 03/25/36	176,534

69,748	Mellon Re-REMICS Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.36%, 3.95%, due 02/26/34	65,793

620,505	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.09%, 4.67%, due 10/25/33	617,724

13,443,273	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. USD Term SOFR + 0.31%, 3.90%, due 03/25/36	260,943

7,668,319	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 4.04%, due 03/25/36	148,761

20,444,582	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. USD Term SOFR + 0.51%, 4.10%, due 03/25/36	396,502

10,725	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.67%, due 08/25/35 (a)	197,615

1,122,385	Oakwood Mortgage Investors, Inc., Series 01-E, Class A2, 5.05%, due 11/15/19	1,088,605

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Other — continued

356,051	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	357,483

1,476,282	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	1,487,402

5,462,979	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	1,861,636

11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	1,170,502

2,751,397	Oakwood Mortgage Investors, Inc., Series 01-B, Class M1, 144A, Variable Rate, 7.92%, due 03/15/31	2,694,952

2,376,755	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	835,265

231,814	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	227,501

1,658,815	Oakwood Mortgage Investors, Inc., Series 02-C, Class M1, Variable Rate, 6.89%, due 11/15/32	1,666,624

1,269,543	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,199,424

3,250,041	RALI Trust, Series 05-QS11, Class A1, 5.50%, due 07/25/35	2,742,516

9,260,000	RCKT Mortgage Trust, Series 26-CES5, Class A1A, 144A, Step Up, 5.25%, due 05/25/56	9,252,671

12,698,411	Tricon American Homes Trust, Series 20-SFR1, Class A, 144A, 1.50%, due 07/17/38	12,643,637

9,102,949	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	8,696,542

9,839,504	Tricon Residential Trust, Series 24-SFR4, Class A, 144A, 4.30%, due 11/17/41	9,632,885

968,906	UCFC Manufactured Housing Contract, Series 98-2, Class M1, 6.73%, due 10/15/29	947,995

4,333,099	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 4.80%, due 04/25/67	4,228,180

	Total Residential Mortgage-Backed Securities — Other	129,850,766

	Residential Mortgage-Backed Securities — Performing Loans — 0.6%

1,751,568	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	1,585,251

3,017,747	COLT Trust, Series 21-RPL1, Class A1, 144A, Variable Rate, 1.67%, due 09/25/61	2,780,204

3,512,623	CSMC Trust, Series 21-RPL2, Class A1A, 144A, Variable Rate, 1.11%, due 01/25/60	2,959,303

	Total Residential Mortgage-Backed Securities — Performing Loans	7,324,758

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Prime —2.4%

7,232,145	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. USD Term SOFR + 0.32%, 3.91%, due 10/25/46	3,598,499

314,484	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, 1 yr. CMT + 2.30%, 6.42%, due 10/25/35	304,911

3,585,594	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	1,774,624

1,661,619	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.82%, due 12/25/36	1,262,349

767,301	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.88%, due 03/25/37	558,565

6,047,470	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 4.14%, due 04/25/46	5,572,201

1,597,079	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	618,453

50,789,310	RFMSI Trust, Series 05-SA4, Class 2A2, Variable Rate, 6.23%, due 09/25/35 (a)	1

3,576,497	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 1 yr. MTA + 1.40%, 5.17%, due 05/25/35	2,863,660

2,872,499	Structured Asset Mortgage Investments II Trust, Series 07-AR1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.02%, due 01/25/37	2,636,281

576,393	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 4.47%, due 09/25/35	550,214

745,019	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 1 yr. MTA + 1.25%, 5.02%, due 01/25/47	678,168

1,435,879	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-4, Class CB3, Variable Rate, 1 mo. USD Term SOFR + 0.56%, 4.15%, due 06/25/35	1,264,192

1,553,919	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 05-10, Class 4CB3, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.30%, due 12/25/35	1,392,839

3,760,243	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-8, Class A5, Step Up, 4.06%, due 10/25/36	1,300,610

7,008,715	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 07-5, Class A6, 6.00%, due 06/25/37	6,469,362

	Total Residential Mortgage-Backed Securities — Prime	30,844,929

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Subprime — 2.2%

609,847	ABFC Trust, Series 05-AQ1, Class A5, Step Up, 4.06%, due 06/25/35	589,322

403,041	BCAP LLC Trust, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.15%, due 05/26/37	396,914

13,756,370	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.30%, due 07/25/36	12,544,553

5,583,561	Carrington Mortgage Loan Trust, Series 06-FRE2, Class A2, Variable Rate, 1 mo. USD Term SOFR + 0.23%, 3.82%, due 10/25/36	4,738,403

265,862	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.39%, 3.98%, due 12/25/36	261,429

619,965	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 5.23%, due 11/20/34	601,516

1,765,120	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.22%, 3.80%, due 09/25/36	1,669,452

1,724,941	Home Equity Asset Trust, Series 06-2, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 4.27%, due 05/25/36	1,712,158

630,583	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.20%, due 08/25/37	625,418

2,153,245	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. USD Term SOFR + 1.31%, 4.90%, due 01/25/35	2,089,280

831,205	Saxon Asset Securities Trust, Series 04-3, Class M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.60%, due 12/26/34	813,637

1,404,604	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 06-AR9, Class 2A, Variable Rate, 1 yr. MTA + 0.84%, 4.61%, due 11/25/46	1,230,086

	Total Residential Mortgage-Backed Securities — Subprime	27,272,168

	Residential Mortgage-Backed Securities — Alt-A — 3.2%

462,448	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. USD Term SOFR + 1.01%, 4.60%, due 11/25/34	463,453

1,540,456	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.02%, due 01/25/47	1,458,041

1,113,520	Bear Stearns Asset-Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,072,604

3,128,849	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 4.69%, due 07/25/36	1,685,647

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Residential Mortgage-Backed Securities — Alt-A — continued

85,489	Countrywide Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	85,397

1,921,733	Countrywide Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	1,401,395

1,470,622	Countrywide Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 4.40%, due 05/25/36	574,675

1,518,127	Countrywide Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.81%, 4.40%, due 10/25/36	511,849

2,026,932	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 06-AF1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.71%, 4.30%, due 04/25/36	1,941,041

7,046,642	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 07-AR2, Class A1, Variable Rate, 1 mo. USD Term SOFR + 0.41%, 4.00%, due 03/25/37	6,791,138

3,937,197	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. USD Term SOFR + 2.66%, 6.25%, due 10/25/35	2,510,641

10,122,666	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. USD Term SOFR + 0.43%, 4.02%, due 06/25/36	1,769,873

9,975,307	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.17%, due 06/25/47	5,667,202

4,993,307	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 0.55%, 3.95%, due 07/19/37	4,918,945

26,996	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 6.05%, due 02/26/37	21,772

911,630	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. USD Term SOFR + 3.11%, 6.70%, due 10/25/37	875,227

3,453,560	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,572,334

15,320,011	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	3,442,947

7,509,182	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.24%, due 08/25/37	3,229,874

	Total Residential Mortgage-Backed Securities — Alt-A	39,994,055

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — 4.1%

1,741,041	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.58%, 4.16%, due 08/25/35	1,703,831

905,864	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.70%, 4.35%, due 01/25/36	868,619

1,161,772	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.65%, 4.24%, due 04/25/36	1,104,429

467,007	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.68%, 4.27%, due 04/25/36	439,550

644,695	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.04%, due 07/25/36	627,003

1,318,733	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.12%, due 07/25/36	1,285,009

2,568,525	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.49%, 4.07%, due 10/25/36	2,495,835

5,175,460	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.53%, 4.12%, due 01/25/37	4,946,983

812,647	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.44%, 4.03%, due 03/25/37	780,777

1,486,038	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.47%, 4.06%, due 07/25/37	1,430,197

4,185,861	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.52%, 4.10%, due 07/25/37	3,931,137

5,376,096	Bayview Commercial Asset Trust, Series 07-4A, Class A1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.79%, 4.37%, due 09/25/37	5,120,097

595,664	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. USD Term SOFR + 2.36%, 5.95%, due 01/25/38	593,376

69,184,182	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 0.00, due 05/25/30	1,598,826

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Small Balance Commercial Mortgages — continued

82,131,039	FRESB Mortgage Trust, Series 19-SB63, Class X1, Variable Rate, 1.56%, due 04/25/39	2,063,624

30,778,946	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 0.00, due 03/25/40	810,308

189,488,596	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.18%, due 06/25/40	6,586,264

1,295,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M4, 144A, Variable Rate, 4.64%, due 09/25/46	1,256,725

3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, 144A, Variable Rate, 5.73%, due 09/25/46	3,386,658

3,230,000	Harvest Commercial Capital Loan Trust, Series 20-1, Class M4, 144A, Variable Rate, 5.96%, due 04/25/52	3,156,462

1,532,289	Harvest Commercial Capital Loan Trust, Series 24-1, Class A, 6.16%, due 10/25/56	1,551,439

1,877,652	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1A, Class M1, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.61%, 4.20%, due 03/25/37	1,734,488

606,569	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.30%, due 10/25/37	615,748

3,391,461	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	3,054,377

1,196,482	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	991,169

	Total Small Balance Commercial Mortgages	52,132,931

	Student Loans — Federal Family Education Loan Program — 3.7%

6,493,782	AccessLex Institute, Series 04-2, Class A4, Variable Rate, 90 day USD SOFR Average + 0.60%, 4.27%, due 04/26/32	6,442,115

2,872,714	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90 day USD SOFR Average + 0.96%, 4.63%, due 01/25/43	2,650,930

8,922,866	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 90 day USD SOFR Average + 1.16%, 4.85%, due 06/15/40	8,850,990

3,324,957	SLM Student Loan Trust, Series 07-7, Class A4, Variable Rate, 90 day USD SOFR Average + 0.59%, 4.26%, due 01/25/22	3,288,372

6,204,406	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90 day USD SOFR Average + 1.91%, 5.58%, due 07/25/22	6,197,678

13,674,624	SLM Student Loan Trust, Series 08-6, Class A4, Variable Rate, 90 day USD SOFR Average + 1.36%, 5.03%, due 07/25/23	13,530,048

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Federal Family Education Loan Program — continued

5,843,932	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90 day USD SOFR Average + 1.96%, 5.63%, due 07/25/23	5,866,822

	Total Student Loans — Federal Family Education Loan Program	46,826,955

	Student Loans — Private — 13.1%

2,383,071	Commonbond Student Loan Trust, Series 21-AGS, Class A, 144A, 1.20%, due 03/25/52	2,060,230

3,861,166	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.56%, 5.27%, due 12/27/38	3,795,978

10,482,945	KeyCorp Student Loan Trust, Series 06-A, Class 2C, Variable Rate, 3 mo. USD Term SOFR + 1.41%, 5.12%, due 03/27/42	8,446,168

3,165,822	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. USD Term SOFR + 1.51%, 5.18%, due 07/28/42	3,074,284

8,758,011	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 8.64%, due 03/31/38 (a)	996,224

7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28 day ARS + 0.00%, 8.07%, due 03/25/38 (a)	867,344

423,652	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.01%, due 05/25/32	422,503

5,440,000	National Collegiate Student Loan Trust, Series 06-4, Class B, Variable Rate, 1 mo. USD Term SOFR + 0.45%, 4.04%, due 05/25/32	3,082,365

2,128,138	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.40%, 3.99%, due 01/25/33	2,093,956

2,152,242	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. USD Term SOFR + 0.46%, 4.05%, due 03/25/33	2,134,113

564,137	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. USD Term SOFR + 0.48%, 4.07%, due 06/25/33	560,818

5,351,968	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. USD Term SOFR + 0.42%, 4.00%, due 10/25/33	5,301,675

24,944	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 7.26%, due 03/25/38 (b)	19,442

75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 7.75%, due 03/25/38 (b)	58,455

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans — Private — continued

2,714,389	Navient Private Education Refi Loan Trust, Series 21-DA, Class A, 144A, Variable Rate, U.S. (Fed) Prime Rate - 1.99%, 4.76%, due 04/15/60	2,652,101

3,309,652	Navient Private Education Refi Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,013,346

1,095,811	Navient Student Loan Trust, Series 23-BA, Class A1B, 144A, Variable Rate, 30 day USD SOFR Average + 1.70%, 5.34%, due 03/15/72	1,101,449

798,086	Navient Student Loan Trust, Series 23-BA, Class A1A, 144A, 6.48%, due 03/15/72	813,413

1,662,215	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	1,584,853

2,515,898	Nelnet Student Loan Trust, Series 21-DA, Class AFL, 144A, Variable Rate, 1 mo. USD Term SOFR + 0.80%, 4.41%, due 04/20/62	2,506,267

1,939,289	SLM Private Credit Student Loan Trust, Series 03-A, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.54%, due 06/15/32	789,575

1,621,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 6.94%, due 06/15/32 (b)	1,617,434

11,085,731	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.54%, due 09/15/32	2,336,504

750,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (b)	748,350

7,367,782	SLM Private Credit Student Loan Trust, Series 03-B, Class C, Variable Rate, 3 mo. USD Term SOFR + 1.86%, 5.54%, due 03/15/33	1,974,514

1,400,100	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. USD Term SOFR + 0.66%, 4.34%, due 06/15/33	1,398,621

4,386,933	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.69%, 4.37%, due 09/15/33	4,340,285

13,539,786	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.57%, 4.25%, due 12/15/38	13,461,235

13,704,817	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.55%, 4.23%, due 06/15/39	13,412,952

16,796,589	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. USD Term SOFR + 0.59%, 4.27%, due 06/15/39	16,596,953

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued

	Student Loans - Private — continued

3,958,578	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.46%, 4.14%, due 12/15/39	3,885,445

6,652,576	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. USD Term SOFR + 0.53%, 4.21%, due 12/15/39	6,528,467

2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. USD Term SOFR + 0.65%, 4.33%, due 12/15/39	2,540,890

7,590,201	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. USD Term SOFR + 0.50%, 4.18%, due 12/16/41	7,503,177

3,101,867	SLM Private Education Loan Trust, Series 10-C, Class A5, 144A, Variable Rate, 1 mo. USD Term SOFR + 4.86%, 8.49%, due 10/15/41	3,242,361

938,929	SLM Student Loan Trust, Series 08-2, Class A3, Variable Rate, 90 day USD SOFR Average + 1.01%, 4.68%, due 04/25/23	938,907

1,150,000	SMB Private Education Loan Trust, Series 14-A, Class C, 144A, 4.50%, due 09/15/45	1,033,903

6,897,863	SMB Private Education Loan Trust, Series 21-A, Class B, 144A, 2.31%, due 01/15/53	6,715,839

1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (b)	295,535

448,117	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 4.75%, due 01/25/46	448,100

6,897,850	Towd Point Asset Trust, Series 21-SL1, Class A1, 144A, 1.05%, due 11/20/61	6,724,579

6,900,000	Towd Point Asset Trust, Series 21-SL1, Class B, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.16%, 4.77%, due 11/20/61	6,854,758

17,741,000	Towd Point Asset Trust, Series 21-SL1, Class C, 144A, Variable Rate, 1 mo. USD Term SOFR + 1.51%, 5.12%, due 11/20/61	17,547,644

	Total Student Loans — Private	165,521,012

	Total Asset-Backed Securities	929,285,125

Par Value† / Shares	Description	Value ($)

	U.S. Government — 13.1%

13,200,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 07/31/27 (c)	13,212,822

153,150,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28 (c)	153,174,403

	Total U.S. Government	166,387,225

	U.S. Government Agency — 2.7%

13,800,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 06/01/39	14,042,579

7,000,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 06/01/56	5,856,216

14,500,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 06/01/56	14,805,517

	Total U.S. Government Agency	34,704,312

	TOTAL DEBT OBLIGATIONS (COST $1,214,720,689)	1,130,376,662

	INVESTMENT FUNDS — 1.7%

	United States — 1.7%

2,323,242	GMO U.S. Treasury Fund, Class VI (d)	11,639,444

199,600	GMO Ultra-Short Income ETF (d)	9,988,982

	Total United States	21,628,426

	TOTAL INVESTMENT FUNDS (COST $21,710,407)	21,628,426

	SHORT-TERM INVESTMENTS — 9.8%

	Money Market Funds — 0.2%

2,474,436	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (e)	2,474,436

	Repurchase Agreements — 9.6%

122,000,950	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/29/2026 maturing on 06/01/26 with a maturity value of $122,037,753 and an effective yield of 3.62%, collateralized by a U.S. Treasury Note with maturity date 06/15/28 and a market value of $124,509,192.	122,000,950

	TOTAL SHORT-TERM INVESTMENTS (COST $124,475,386)	124,475,386

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Equity Options – Calls — 0.0%
iShares 20+ Year Treasury Bond ETF (f)	86.00	09/18/26	82,000	USD	7,032,320	143,500
iShares 7-10 Year Treasury Bond ETF (f)	95.00	09/18/26	41,000	USD	3,880,650	45,100

					Total Equity Options – Calls	188,600

TOTAL PURCHASED OPTIONS (COST $175,877)						188,600

TOTAL INVESTMENTS — 100.6% (Cost $1,361,082,359)						1,276,669,074

Par Value†	Description	Value ($)

	SECURITIES SOLD SHORT — (0.8)%

	DEBT OBLIGATIONS — (0.8)%

	U.S. Government Agency — (0.8)%

(10,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 06/01/56	(10,724,518)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $10,714,102)	(10,724,518)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $10,714,102)	(10,724,518)

	Other Assets and Liabilities (net) — 0.2%	2,650,225

	TOTAL NET ASSETS — 100.0%	$1,268,594,781

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)

08/31/2026	JPM	USD	2,622,044	EUR	2,245,000	6,324
08/31/2026	MSCI	EUR	1,745,000	USD	2,037,712	(5,273)
08/31/2026	JPM	EUR	4,598,000	USD	5,370,227	(12,952)

						$(11,901)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
770	U.S. Treasury Note 10 Yr. (CBT)	September 2026	84,567,656	176,392
1,455	U.S. Treasury Note 2 Yr. (CBT)	September 2026	300,548,438	676,918
265	U.S. Treasury Ultra 10 Yr. (CBT)	September 2026	29,700,703	115,588

			$414,816,797	$968,898

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
25	BBG U.S. Corporate Investment Grade Duration-Hedged Index Futures	June 2026	2,812,500	(1,920)
306	U.S. Treasury Note 5 Yr. (CBT)	September 2026	32,806,547	(40,999)
6	U.S. Ultra Bond (CBT)	September 2026	686,438	(11,259)

			$36,305,485	$(54,178)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options — Calls
iShares iBoxx USD Investment Grade Corporate Bond ETF (f)	109.00	09/18/26	(1,261)	USD	(13,790,296)	(308,945)

			TOTAL WRITTEN OPTIONS (Premiums $172,346)			$(308,945)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUR.42	EUR	47,150,000	1.00%	0.36%	N/A	12/20/2029	Quarterly	(881,120)	(1,201,547)	(320,427)
CDX.NA.IG.S45	USD	39,820,000	1.00%	0.47%	N/A	12/20/2030	Quarterly	(781,419)	(887,707)	(106,288)
ITRAXX.FINSR.44	EUR	104,424,000	1.00%	0.48%	N/A	12/20/2030	Quarterly	(2,290,098)	(2,689,956)	(399,858)
ITRAXX.XO.44	EUR	10,290,000	5.00%	2.23%	N/A	12/20/2030	Quarterly	(1,331,030)	(1,338,395)	(7,365)
CDX.NA.IG.46.V1	USD	117,930,000	1.00%	0.51%	N/A	06/20/2031	Quarterly	(1,990,395)	(2,654,133)	(663,738)
Sell Protection^:
CDX.NA.IG.46.V1	USD	2,387,000	1.00%	0.90%	2,387,000 USD	06/20/2036	Quarterly	16,887	18,418	1,531

								$(7,257,175)	$(8,753,320)	$(1,496,145)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.43	GS	USD	11,900,000	5.00%	1.89%	N/A	12/20/2029	Quarterly	(896,533)	(1,221,585)	(325,052)
ITRAXX.EUR.44	BOA	EUR	1,690,000	1.00%	5.97%	N/A	12/20/2030	Quarterly	403,818	385,600	(18,218)
ITRAXX.EUR.44	BOA	EUR	3,705,000	1.00%	1.44%	N/A	12/20/2030	Quarterly	96,206	82,144	(14,062)
CMBX.NA.A.7	CGMI	USD	240,243	2.00%	83.55%	N/A	01/17/2047	Monthly	15,087	38,831	23,744
CMBX.NA.A.7	CGMI	USD	1,691,852	2.00%	83.55%	N/A	01/17/2047	Monthly	100,453	273,457	173,004
CMBX.NA.A.7	GS	USD	480,486	2.00%	83.55%	N/A	01/17/2047	Monthly	26,454	77,662	51,208
CMBX.NA.AS.7	BOA	USD	192,546	1.00%	1.74%	N/A	01/17/2047	Monthly	2,024	120	(1,904)
CMBX.NA.AS.7	DB	USD	325,170	1.00%	1.74%	N/A	01/17/2047	Monthly	(5,125)	203	5,328
CMBX.NA.AS.7	DB	USD	712,819	1.00%	1.74%	N/A	01/17/2047	Monthly	8,435	446	(7,989)
CMBX.NA.AS.7	GS	USD	188,059	1.00%	1.74%	N/A	01/17/2047	Monthly	4,822	118	(4,704)
CMBX.NA.AS.7	MORD	USD	567,167	1.00%	1.74%	N/A	01/17/2047	Monthly	8,795	354	(8,441)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	1.74%	N/A	11/18/2054	Monthly	(6,041)	12,444	18,485
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	1.74%	N/A	11/18/2054	Monthly	(63,740)	14,392	78,132
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.74%	N/A	11/18/2054	Monthly	(67,279)	14,387	81,666
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	1.74%	N/A	11/18/2054	Monthly	(61,372)	14,386	75,758
CMBX.NA.BBB-.11	CGMI	USD	2,167,000	3.00%	12.16%	N/A	11/18/2054	Monthly	331,822	247,851	(83,971)
CMBX.NA.BBB-.11	GS	USD	9,940,000	3.00%	12.16%	N/A	11/18/2054	Monthly	1,289,094	1,136,888	(152,206)
CMBX.NA.A.8	CGMI	USD	2,484,076	2.00%	32.18%	N/A	10/17/2057	Monthly	130,414	148,427	18,013
CMBX.NA.A.8	GS	USD	908,675	2.00%	32.18%	N/A	10/17/2057	Monthly	15,348	54,295	38,947
CMBX.NA.A.8	MORD	USD	993,631	2.00%	32.18%	N/A	10/17/2057	Monthly	53,408	59,371	5,963
CMBX.NA.BBB-.18	GS	USD	5,156,000	3.00%	5.93%	N/A	12/17/2057	Monthly	331,917	415,638	83,721
CMBX.NA.BBB-.18	GS	USD	8,160,000	3.00%	5.93%	N/A	12/17/2057	Monthly	633,175	657,798	24,623
CMBX.NA.BBB-.18	MSCI	USD	5,156,000	3.00%	5.93%	N/A	12/17/2057	Monthly	360,920	415,638	54,718
CMBX.NA.BBB-.9	MORD	USD	2,692,009	3.00%	185.49%	N/A	09/17/2058	Monthly	307,632	882,474	574,842
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	1.71%	N/A	08/17/2061	Monthly	(61,731)	30,476	92,207
CMBX.NA.AA.6	GS	USD	487,718	1.50%	64.34%	N/A	05/11/2063	Monthly	3,617	57,135	53,518
CMBX.NA.BBB-.6	CGMI	USD	1,203,681	3.00%	59.59%	N/A	05/11/2063	Monthly	382,269	304,682	(77,587)
CMBX.NA.BBB-.6	GS	USD	1,149,045	3.00%	59.59%	N/A	05/11/2063	Monthly	162,303	290,852	128,549
CMBX.NA.A.15	CGMI	USD	5,000,000	2.00%	2.95%	N/A	11/18/2064	Monthly	600,000	202,648	(397,352)
CMBX.NA.A.15	MORD	USD	3,000,000	2.00%	2.95%	N/A	11/18/2064	Monthly	287,104	121,589	(165,515)

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CMBX.NA.A.15	MSCI	USD	4,560,000	2.00%	2.95%	N/A	11/18/2064	Monthly	275,394	184,815	(90,579)
CMBX.NA.BBB-.15	CGMI	USD	5,000,000	3.00%	6.76%	N/A	11/18/2064	Monthly	796,876	729,688	(67,188)
CMBX.NA.BBB-.15	GS	USD	5,000,000	3.00%	6.76%	N/A	11/18/2064	Monthly	787,500	729,688	(57,812)
CMBX.NA.BBB-.15	MSCI	USD	5,000,000	3.00%	6.76%	N/A	11/18/2064	Monthly	718,500	729,688	11,188
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	3.38%	N/A	12/16/2072	Monthly	349,769	129,901	(219,868)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	1.86%	N/A	12/16/2072	Monthly	147,238	21,611	(125,627)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	1.86%	N/A	12/16/2072	Monthly	138,948	32,416	(106,532)
CMBX.NA.BBB-.14	CGMI	USD	3,933,500	3.00%	8.08%	N/A	12/16/2072	Monthly	1,111,213	642,881	(468,332)
CMBX.NA.BBB-.14	GS	USD	1,360,000	3.00%	8.08%	N/A	12/16/2072	Monthly	340,000	222,275	(117,725)
Sell Protection^:
CDX.NA.HY.43	GS	USD	18,250,000	5.00%	0.75%	18,250,000 USD	12/20/2029	Quarterly	2,749,160	2,591,261	(157,899)
CDX.NA.HY.43	MSCI	USD	3,967,000	5.00%	0.75%	3,967,000 USD	12/20/2029	Quarterly	595,601	563,262	(32,339)
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	0.75%	3,060,000 USD	12/20/2029	Quarterly	288,677	434,480	145,803
CDX.NA.HY.43	GS	USD	3,060,000	5.00%	1.89%	3,060,000 USD	12/20/2029	Quarterly	(161,755)	314,122	475,877
ITRAXX.EUR.42	BOA	EUR	78,580,000	1.00%	0.17%	78,580,000 EUR	12/20/2029	Quarterly	2,735,206	2,603,719	(131,487)
CDX.NA.HY.45	JPM	USD	14,884,332	5.00%	0.46%	14,884,332 USD	12/20/2030	Quarterly	2,798,999	2,743,153	(55,846)
ITRAXX.EUR.44	BOA	EUR	39,500,000	1.00%	0.25%	39,500,000 EUR	12/20/2030	Quarterly	1,589,343	1,494,298	(95,045)
ITRAXX.XO.44	BNP	EUR	23,390,000	5.00%	0.54%	23,390,000 EUR	12/20/2030	Quarterly	5,444,057	5,081,401	(362,656)
CMBX.NA.AA.7	CITI	USD	714,003	1.50%	20.14%	714,003 USD	01/17/2047	Monthly	(22,138)	(38,549)	(16,411)
CMBX.NA.BBB-.17	MSCI	USD	3,747,000	3.00%	5.88%	3,747,000 USD	12/15/2056	Monthly	(497,649)	(533,854)	(36,205)
CMBX.NA.AAA.10	GS	USD	6,209,219	0.50%	0.17%	6,209,219 USD	11/17/2059	Monthly	56,789	6,201	(50,588)
CMBX.NA.AAA.15	CGMI	USD	9,984,762	0.50%	0.46%	9,984,762 USD	11/18/2064	Monthly	(372,539)	18,220	390,759
CMBX.NA.AAA.15	GS	USD	2,820,695	0.50%	0.46%	2,820,695 USD	11/18/2064	Monthly	(43,398)	5,147	48,545
CMBX.NA.AAA.15	MSCI	USD	9,106,103	0.50%	0.46%	9,106,103 USD	11/18/2064	Monthly	(131,541)	16,616	148,157

									$24,087,546	$23,441,161	$(646,385)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
3.89%	USD-SOFR-OIS COMPOUND	USD 26,000,000	11/30/2030	Annually	10,200	(22,131)	(32,331)

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(b)	Investment valued using significant unobservable inputs.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(d)	Affiliated company.

(e)	The rate disclosed is the 7 day net yield as of May 31, 2026.

(f)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CDO - Collateralized Debt Obligation

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

ETF - Exchange-Traded Fund

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

IO - Interest Only

MTA - Monthly Treasury Average Index

MTN - Medium Term Note

OIS - Overnight Indexed Swaps

SOFR - Secured Overnight Financing Rate

STEP - Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2026.

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

BNP - BNP Paribas

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares / Par Value	Description	Value ($)

	SHORT-TERM INVESTMENTS — 99.5%

	Money Market Funds — 0.0%

111,089	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 3.57% (a)	111,089

	Repurchase Agreements — 24.1%

6,300,189	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/29/2026 maturing on 06/01/26 with a maturity value of $6,302,079 and an effective yield of 3.60%, collateralized by a U.S. Treasury Note with maturity date 12/31/28 and a market value of $6,427,293.	6,300,188

95,000,813	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/29/2026 maturing on 06/01/26 with a maturity value of $95,029,471 and an effective yield of 3.62%, collateralized by a U.S. Treasury Note with maturity date 06/15/28 and a market value of $96,953,954.	95,000,813

	Total Repurchase Agreements	101,301,001

	U.S. Government Agency — 2.7%

2,900,000	Federal Home Loan Bank Discount Notes, Zero Coupon, , due 09/23/26	2,866,117

8,700,000	Federal Home Loan Bank Discount Notes, Zero Coupon, , due 09/30/26	8,592,270

	Total U.S. Government Agency	11,458,387

	U.S. Government — 72.7%

16,610,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 07/31/27	16,626,134

50,148,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28	50,155,991

17,036,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 04/30/28	17,039,933

7,546,727	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/26	7,598,316

7,574,348	U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26	7,594,467

10,749,000	U.S. Treasury Notes, 4.38%, due 07/31/26	10,760,337

5,350,000	U.S. Treasury Notes, 3.75%, due 08/31/26	5,349,948

19,011,000	U.S. Treasury Notes, 4.63%, due 09/15/26	19,057,537

18,797,000	U.S. Treasury Notes, 4.25%, due 11/30/26	18,841,202

18,855,000	U.S. Treasury Notes, 4.25%, due 12/31/26	18,902,138

18,941,000	U.S. Treasury Notes, 4.13%, due 01/31/27	18,978,734

19,424,000	U.S. Treasury Notes, 1.88%, due 02/28/27	19,147,056

18,874,000	U.S. Treasury Notes, 3.88%, due 05/31/27	18,868,249

19,005,000	U.S. Treasury Notes, 3.88%, due 07/31/27	18,990,895

19,137,000	U.S. Treasury Notes, 3.63%, due 08/31/27	19,062,246

Shares / Par Value	Description	Value ($)

	U.S. Government — continued

19,078,000	U.S. Treasury Notes, 3.38%, due 11/30/27	18,913,303

19,142,000	U.S. Treasury Notes, 3.38%, due 12/31/27	18,962,544

	Total U.S. Government	304,849,030

	TOTAL SHORT-TERM INVESTMENTS (COST $417,849,858)	417,719,507

	TOTAL INVESTMENTS — 99.5% (Cost $417,849,858)	417,719,507

	Other Assets and Liabilities (net) — 0.5%	1,961,168

	TOTAL NET ASSETS — 100.0%	$419,680,675

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	The rate disclosed is the 7 day net yield as of May 31, 2026.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, Emerging Country Debt Shares Fund, High Yield Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Some of the Funds may invest in other GMO Funds (“underlying funds”). Emerging Country Debt Shares Fund invests substantially all its assets in shares of Emerging Country Debt Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2026, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds and exchange-traded funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain loan assignments valued using a vendor price of a comparable loan; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2026:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$9,285,421	$—	$—	$9,285,421

TOTAL DEBT OBLIGATIONS	9,285,421	—	—	9,285,421

Short-Term Investments	2,543,089	106,000,000	—	108,543,089

Total Investments	11,828,510	106,000,000	—	117,828,510

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	6,741	—	6,741
Futures Contracts
Interest Rate Risk	1,319,428	—	—	1,319,428

Total	$13,147,938	$106,006,741	$—	$119,154,679

Liability Valuation Inputs
Derivatives^
Swap Contracts
Credit Risk	$—	$(4,018,083)	$—	$(4,018,083)

Total	$—	$(4,018,083)	$—	$(4,018,083)

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$4,630,677	$—	$4,630,677
Corporate Debt	—	217,508,031	47,969,098	265,477,129
Sovereign and Sovereign Agency Issuers	—	1,685,244,114	106,517,144	1,791,761,258
U.S. Government	48,382,076	—	—	48,382,076

TOTAL DEBT OBLIGATIONS	48,382,076	1,907,382,822	154,486,242	2,110,251,140

Loan Assignments	—	—	14,174,090	14,174,090
Loan Participations	—	—	2,363,983	2,363,983
Investment Funds	—	—	16,751,922	16,751,922
Rights/Warrants	—	24,011,410	234,030	24,245,440
Short-Term Investments	2,365,732	93,214,362	—	95,580,094

Total Investments	50,747,808	2,024,608,594	188,010,267	2,263,366,669

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,629,800	—	1,629,800
Swap Contracts
Credit Risk	—	2,073,594	—	2,073,594
Interest Rate Risk	—	7,393,159	—	7,393,159

Total	$50,747,808	$2,035,705,147	$188,010,267	$2,274,463,222

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Liability Valuation Inputs
Debt Obligations
Corporate Debt	$—	$(3,194,232)	$—	$(3,194,232)

TOTAL DEBT OBLIGATIONS	—	(3,194,232)	—	(3,194,232)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(924,335)	—	(924,335)
Swap Contracts
Credit Risk	—	(2,626,638)	—	(2,626,638)
Interest Rate Risk	—	(2,129,937)	—	(2,129,937)

Total	$—	$(8,875,142)	$—	$(8,875,142)

Emerging Country Debt Shares Fund
Asset Valuation Inputs
Investment Funds	$62,002,681	$—	$—	$62,002,681
Short-Term Investments	19,455	—	—	19,455

Total Investments	62,022,136	—	—	62,022,136

Total	$62,022,136	$—	$—	$62,022,136

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$40,098,825	$—	$40,098,825
U.S. Government	74,122,833	—	—	74,122,833

TOTAL DEBT OBLIGATIONS	74,122,833	40,098,825	—	114,221,658

Short-Term Investments	1,661,509	16,906,851	—	18,568,360

Total Investments	75,784,342	57,005,676	—	132,790,018

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	23,666	—	23,666
Futures Contracts
Interest Rate Risk	54,248	—	—	54,248
Swap Contracts
Credit Risk	—	2,851,368	—	2,851,368
Interest Rate Risk	—	945,988	—	945,988

Total	$75,838,590	$60,826,698	$—	$136,665,288

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$924,484,725	$4,800,400	$929,285,125
U.S. Government	166,387,225	—	—	166,387,225
U.S. Government Agency	—	34,704,312	—	34,704,312

TOTAL DEBT OBLIGATIONS	166,387,225	959,189,037	4,800,400	1,130,376,662

Investment Funds	21,628,426	—	—	21,628,426
Short-Term Investments	2,474,436	122,000,950	—	124,475,386
Purchased Options	188,600	—	—	188,600

Total Investments	190,678,687	1,081,189,987	4,800,400	1,276,669,074

Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$6,324	$—	$6,324
Futures Contracts
Interest Rate Risk	968,898	—	—	968,898
Swap Contracts
Credit Risk	—	25,253,567	—	25,253,567

Total	$191,647,585	$1,106,449,878	$4,800,400	$1,302,897,863

Liability Valuation Inputs
Debt Obligations
U.S. Government Agency	$—	$(10,724,518)	$—	$(10,724,518)

TOTAL DEBT OBLIGATIONS	—	(10,724,518)	—	(10,724,518)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(18,225)	—	(18,225)
Futures Contracts
Interest Rate Risk	(54,178)	—	—	(54,178)
Written Options
Interest Rate Risk	(308,945)	—	—	(308,945)
Swap Contracts
Credit Risk	—	(10,565,726)	—	(10,565,726)
Interest Rate Risk	—	(22,131)	—	(22,131)

Total	$(363,123)	$(21,330,600)	$—	$(21,693,723)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$301,225,723	$116,493,784	$—	$417,719,507

Total Investments	301,225,723	116,493,784	—	417,719,507

Total	$301,225,723	$116,493,784	$—	$417,719,507

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for bond forward contracts and forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of May 31, 2026, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include Newco Holding Eur 31 SARL, 13.50%, due 04/24/30, which is valued by applying a spread of 860 basis points over the spread of Mexico Government International Bonds, 6.00%, due 05/13/30, and an investment fund valued based on a monthly net asset value statement.

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2026	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2026	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2026
Emerging Country Debt Fund
Debt Obligations:
Corporate Debt	$15,394,310	$36,924,000	$(3,923,193)	$973	$(74,601)	$(352,391)	$—	$—	$47,969,098	$(352,391)
Sovereign and Sovereign Agency Issuers	107,417,033	—	(11,567,699)	335,953	(8,595,051)	18,926,908	—	—	106,517,144	18,926,908
Investment Funds	15,843,071	—	—	—	—	908,851	—	—	16,751,922	908,851
Loan Assignments	23,139,275	—	(8,507,335)	8,449	(346,643)	(119,656)	—	—	14,174,090	(404,492)
Loan Participations	2,521,866	—	(154,960)	24,224	(187)	(26,960)	—	—	2,363,983	(26,960)
Rights/Warrants	195,890	9,537	(18,486)	—	11,874	35,215	—	—	234,030	35,215

Total Investments	164,511,445	36,933,537	(24,171,673)	369,599	(9,004,608)	19,371,967	—	—	188,010,267	19,087,131

Total	$164,511,445	$36,933,537	$(24,171,673)#	$369,599	$(9,004,608)	$19,371,967	$—	$—	$188,010,267	$19,087,131

#	Includes $8,507,335 of proceeds received from partial calls and/or principal paydowns as applicable.

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2026.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	7,977,344	Market comparable	Discount for lack of liquidity/marketability	0.50% - 1.60% (0.99%)
Sovereign and Sovereign Agency Issuers	22,635	Recovery value	Discount for lack of liquidity/marketability	99% (N/A)
Corporate Debt	13,660,531	Market comparable	Discount for lack of liquidity/marketability	2.70% (N/A)
Corporate Debt	24,859,767	Market comparable	Discount for lack of liquidity/marketability	8.60% (N/A)
Loan Participations	247,647	Market comparable	Discount for lack of liquidity/marketability	5.00% (N/A)
Warrants	234,030	Market comparable	Discount for lack of liquidity/marketability	50% (N/A)
Investment Funds	16,751,922	NAV	Net asset value statement	(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2026, the value of these securities and/or derivatives for Emerging Country Debt Fund was $124,256,391. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2026 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$15,843,071	$—	$—	$—	$—	$—	$908,851	$16,751,922

Emerging Country Debt Shares Fund
GMO Emerging Country Debt Fund, Class III	$26,566,548	$34,390,170	$43,000	$—	$—	$677	$1,088,286	$62,002,681

Opportunistic Income Fund
GMO U.S. Treasury Fund, Class VI	$11,639,444	$—	$—	$110,233	$—	$—	$—	$11,639,444
GMO Ultra-Short Income ETF	301,417	9,706,476	—	61,202	—	—	(18,911)	9,988,982

Totals	$11,940,861	$9,706,476	$—	$171,435	$—	$—	$(18,911)	$21,628,426

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2026 through May 31, 2026. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2027.

Subsequent events

Subsequent to May 31, 2026, GMO Emerging Country Debt Shares Fund received redemption requests in the amount of $25,852,748.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 148.4%

	Australia — 3.3%

4,887	Aristocrat Leisure Ltd. (a)	175,592

22,922	ASX Ltd. (a)	761,384

75,917	BHP Group Ltd. (a)	3,379,700

76,203	Brambles Ltd. (a)	907,826

7,078	CSL Ltd.	491,575

200,818	Fortescue Ltd. (a)	3,225,310

4,436,538	Qube Holdings Ltd.	15,963,733

27,518	Santos Ltd. (a)	154,423

406,058	Stockland – (REIT) (a)	1,193,392

328,834	Vicinity Ltd. – (REIT) (a)	596,925

	Total Australia	26,849,860

	Austria — 0.4%

8,799	Erste Group Bank AG (a)	1,048,817

1,883	OMV AG (a)	135,501

30,186	Raiffeisen Bank International AG (a)	1,732,765

2,620	Verbund AG (a)	175,883

	Total Austria	3,092,966

	Belgium — 0.4%

45,595	Ageas SA (a)	3,532,779

	Canada — 6.9%

10,600	Alimentation Couche-Tard, Inc. (a)	598,871

571,058	Allied Gold Corp. *	14,456,116

906,535	ARC Resources Ltd. (a)	20,522,219

17,900	Brookfield Asset Management Ltd. – Class A (b) (c)	869,940

13,200	Canadian Tire Corp. Ltd. – Class A (a)	1,693,744

17,700	CCL Industries, Inc. – Class B (a)	1,143,153

31,900	CGI, Inc. (a)	2,227,782

612	Constellation Software, Inc. (a)	1,253,090

6,000	Empire Co. Ltd. – Class A (a)	212,773

600	Fairfax Financial Holdings Ltd. (a)	933,827

3,700	FirstService Corp. (a)	496,017

7,800	iA Financial Corp., Inc. (a)	972,447

20,169	IGM Financial, Inc. (a)	1,149,296

25,700	Kinross Gold Corp. (a)	780,703

38,097	Magna International, Inc. (a) (d)	2,467,162

11,300	Magna International, Inc. (a) (d)	732,350

22,008	Manulife Financial Corp. (a) (c)	840,485

11,965	Nutrien Ltd. (a)	820,201

63,500	Open Text Corp. (a) (d)	1,509,832

48,300	Open Text Corp. (a) (c) (d)	1,151,472

6,900	TFI International, Inc. (a) (b)	1,063,428

	Total Canada	55,894,908

	China — 0.7%

1,279,000	AviChina Industry & Technology Co. Ltd. – Class H	511,544

Shares	Description	Value ($)

	China — continued

45,000	Bank of Communications Co. Ltd. – Class H	41,949

61,000	Beijing Enterprises Holdings Ltd.	240,040

410,000	China Communications Services Corp. Ltd. – Class H	216,070

250,000	China National Building Material Co. Ltd. – Class H	169,225

695,000	China Overseas Land & Investment Ltd.	1,382,410

1,414,000	China Railway Group Ltd. – Class H	632,546

58,800	China Taiping Insurance Holdings Co. Ltd.	149,288

791,000	CITIC Ltd.	1,326,695

2,293	JD.com, Inc. ADR (c)	66,107

152,000	Longfor Group Holdings Ltd.	152,031

42,456	Qfin Holdings, Inc. ADR (a)	682,692

	Total China	5,570,597

	Denmark — 1.1%

697	AP Moller – Maersk AS – Class A (a)	1,697,089

881	AP Moller – Maersk AS – Class B (a)	2,187,492

11,402	Genmab AS *	2,988,734

5,206	Pandora AS (a)	487,222

49,248	Rockwool AS – B Shares (a)	1,541,959

	Total Denmark	8,902,496

	Finland — 0.9%

3,025	Elisa OYJ (a)	145,252

38,775	Neste OYJ (a)	1,274,922

216,204	Nokia OYJ (a)	3,175,557

15,128	Orion OYJ – Class B	1,263,594

32,140	Wartsila OYJ Abp (a)	1,304,357

	Total Finland	7,163,682

	France — 2.3%

13,071	Amundi SA (a)	1,274,347

36,131	ArcelorMittal SA (a)	2,487,344

9,602	BioMerieux (a)	830,435

10,683	Capgemini SE * (a)	1,269,192

20,683	Carrefour SA (a)	386,427

28,610	Cie Generale des Etablissements Michelin SCA (a)	1,044,298

55,685	Dassault Systemes SE (a)	1,221,696

7,817	Ipsen SA	1,427,925

7,526	Legrand SA (a)	1,293,566

282	L’Oreal SA (a)	124,432

3,563	LVMH Moet Hennessy Louis Vuitton SE (a)	1,948,775

1,168	Publicis Groupe SA (a)	113,633

11,022	Safran SA (a)	3,919,997

2,275	Schneider Electric SE (a)	714,539

2,524	TotalEnergies SE (a)	221,463

	Total France	18,278,069

	Germany — 2.4%

44,587	Bayer AG (Registered)	1,896,139

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

64,404	Deutsche Bank AG (Registered) (a)	2,087,018

21,379	Deutsche Post AG (a)	1,273,277

33,807	Deutsche Telekom AG (Registered) (a)	1,135,073

84,808	E.ON SE (a)	1,800,348

4,262	GEA Group AG (a)	274,740

18,915	Infineon Technologies AG (a)	1,793,435

5,915	Knorr-Bremse AG (a)	714,552

25,462	Mercedes-Benz Group AG (a)	1,546,002

28,600	Qiagen NV (b) (c)	1,046,474

1,653	Rational AG (a)	1,264,791

17,269	SAP SE (a)	3,123,865

1,832	Siemens AG (Registered) (a)	574,405

2,777	Symrise AG (a)	255,254

8,553	Talanx AG (a)	1,023,078

	Total Germany	19,808,451

	Hong Kong — 1.4%

369,268	CK Asset Holdings Ltd. (a)	2,229,502

292,500	CK Hutchison Holdings Ltd. (a)	2,631,876

766,279	HKT Trust & HKT Ltd. (a)	1,183,838

300,000	SITC International Holdings Co. Ltd.	1,327,420

87,500	Sun Hung Kai Properties Ltd. (a)	1,469,539

73,500	Techtronic Industries Co. Ltd. (a)	1,091,151

1,094,500	WH Group Ltd. (a)	1,263,092

	Total Hong Kong	11,196,418

	Indonesia — 0.0%

888,600	Astra International Tbk. PT	248,910

168,600	Indofood Sukses Makmur Tbk. PT	65,351

	Total Indonesia	314,261

	Ireland — 0.1%

3,852	Kingspan Group PLC	352,111

	Israel — 0.3%

54,899	ICL Group Ltd.	360,772

32,276	Israel Discount Bank Ltd. – Class A	357,338

19,442	Nice Ltd. Sponsored ADR * (a) (c)	1,801,496

2,253	Nice Ltd. *	203,432

	Total Israel	2,723,038

	Italy — 1.8%

17,622	Buzzi SpA (a)	951,901

18,207	Leonardo SpA (a)	1,156,236

14,406	Moncler SpA (a)	933,840

8,197	Prysmian SpA (a)	1,412,072

21,804	Recordati Industria Chimica e Farmaceutica SpA	1,309,404

33,819	Snam SpA (a)	247,166

294,965	Stellantis NV * (a)	2,353,917

4,313,726	Telecom Italia SpA * (a)	3,664,508

42,254	Tenaris SA (a)	1,287,139

Shares	Description	Value ($)

	Italy — continued

47,598	Unipol Assicurazioni SpA (a)	1,176,779

	Total Italy	14,492,962

	Japan — 6.0%

2,300	Canon, Inc. (a)	61,167

36,200	Chubu Electric Power Co., Inc. (a)	664,639

18,200	Dai Nippon Printing Co. Ltd. (a)	316,458

64,900	Daito Trust Construction Co. Ltd. (a)	1,289,172

29,100	Daiwa House Industry Co. Ltd. (a)	791,355

20,400	Fuji Electric Co. Ltd. (a)	1,979,791

12,500	FUJIFILM Holdings Corp. (a)	259,868

114,200	Honda Motor Co. Ltd. (a)	1,026,198

4,000	Hoya Corp. (a)	679,308

70,500	Inpex Corp. (a)	1,585,297

5,400	Japan Post Insurance Co. Ltd. (a)	48,430

76,400	Kirin Holdings Co. Ltd. (a)	1,300,251

6,400	Komatsu Ltd. (a)	261,361

81,000	Kyowa Kirin Co. Ltd.	1,272,868

3,100	Makita Corp. (a)	107,591

34,800	Mitsubishi Electric Corp. (a)	1,414,726

7,700	Mitsui Fudosan Co. Ltd. (a)	73,707

5,400	Mitsui OSK Lines Ltd. (a)	185,608

54,700	Nippon Yusen KK (a)	1,822,624

967,600	Nissan Motor Co. Ltd. * (a)	2,407,921

70,400	Nitto Denko Corp. (a)	1,319,283

19,300	Olympus Corp. (a)	216,232

29,400	Osaka Gas Co. Ltd. (a)	987,976

172,426	Panasonic Holdings Corp. (a)	3,983,725

24,600	Recruit Holdings Co. Ltd. (a)	1,645,018

91,800	Renesas Electronics Corp. (a)	2,555,501

32,400	SBI Holdings, Inc. (a)	592,755

4,900	Shin-Etsu Chemical Co. Ltd. (a)	237,859

144,500	Shionogi & Co. Ltd.	2,717,731

14,000	SoftBank Group Corp. (a)	658,589

198,900	Subaru Corp. (a)	3,018,580

21,200	Sumitomo Electric Industries Ltd. (a)	1,635,171

16,500	Sumitomo Metal Mining Co. Ltd. (a)	935,411

18,500	Sumitomo Mitsui Financial Group, Inc. (a)	674,748

113,400	Suzuki Motor Corp. (a)	1,404,353

68,102	TDK Corp. (a)	1,763,999

700	Tokyo Electron Ltd. (a)	234,762

40,000	Tokyo Gas Co. Ltd. (a)	1,599,174

13,500	TOPPAN Holdings, Inc. (a)	386,852

81,200	Toyota Tsusho Corp. (a)	3,537,809

38,500	Yamaha Motor Co. Ltd. (a)	316,825

18,500	Yokogawa Electric Corp. (a)	580,691

	Total Japan	48,551,384

	Mexico — 0.1%

65,583	Cemex SAB de CV Sponsored ADR	858,481

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Netherlands — 2.1%

32,749	ABN AMRO Bank NV (a)	1,301,489

261,269	Aegon Ltd. (a)	2,216,107

48,240	Akzo Nobel NV (a)	3,661,179

974	ASM International NV (a)	1,016,286

18,290	DSM-Firmenich AG (a)	1,536,932

31,815	EXOR NV (a)	2,477,643

15,702	ING Groep NV (a)	486,376

19,465	Koninklijke Ahold Delhaize NV (a)	820,199

123,484	Koninklijke KPN NV (a)	643,234

14,456	NN Group NV (a)	1,206,733

17,898	Randstad NV (a)	548,730

15,947	Wolters Kluwer NV (a)	1,133,778

	Total Netherlands	17,048,686

	New Zealand — 0.0%

65,902	Meridian Energy Ltd. (a)	231,338

	Norway — 0.5%

47,287	Equinor ASA (a)	1,709,407

114,523	Norsk Hydro ASA (a)	1,400,590

22,163	Orkla ASA (a)	233,574

11,162	Yara International ASA	605,969

	Total Norway	3,949,540

	Poland — 0.4%

80,643	ORLEN SA	3,151,940

143,893	PGE Polska Grupa Energetyczna SA *	419,287

	Total Poland	3,571,227

	Portugal — 0.2%

54,211	Galp Energia SGPS SA	1,181,396

17,783	Jeronimo Martins SGPS SA	376,490

	Total Portugal	1,557,886

	Singapore — 0.6%

278,400	CapitaLand Integrated Commercial Trust – (REIT)	495,539

80,600	Singapore Exchange Ltd.	1,381,778

16,400	Wilmar International Ltd.	46,139

1,102,700	Yangzijiang Shipbuilding Holdings Ltd.	3,145,904

	Total Singapore	5,069,360

	South Korea — 2.6%

12,475	Doosan Bobcat, Inc.	533,686

17,151	Hankook Tire & Technology Co. Ltd.	760,141

38,235	HMM Co. Ltd.	496,032

2,995	Hyundai Glovis Co. Ltd.	482,493

7,199	Hyundai Mobis Co. Ltd.	3,666,005

20,400	Kia Corp.	2,288,475

2,838	Korea Electric Power Corp.	73,724

870	Krafton, Inc.	148,637

Shares	Description	Value ($)
	South Korea — continued

11,716	LG Corp.	1,140,559

21,578	LG Electronics, Inc.	4,207,159

1,179	POSCO Holdings, Inc. Sponsored ADR (c)	83,591

1,150	POSCO Holdings, Inc.	323,929

11,653	Samsung Electronics Co. Ltd.	2,444,725

854	Samsung SDS Co. Ltd.	169,936

4,901	Shinhan Financial Group Co. Ltd. ADR (a)	309,204

3,769	Shinhan Financial Group Co. Ltd.	234,440

4,286	SK Square Co. Ltd.	3,554,030

	Total South Korea	20,916,766

	Spain — 1.5%

40,565	Amadeus IT Group SA (a)	2,587,718

93,546	Banco Bilbao Vizcaya Argentaria SA (a)	2,184,922

341,752	Banco Santander SA (a)	4,273,896

256,389	Mapfre SA (a)	1,198,891

67,824	Repsol SA (a)	1,751,235

	Total Spain	11,996,662

	Sweden — 1.4%

25,969	Boliden AB (a)	1,617,029

9,996	Industrivarden AB – A Shares (a)	566,912

34,621	Industrivarden AB – C Shares (a)	1,893,081

59,120	Investor AB – B Shares (a)	2,429,326

30,927	Sandvik AB (a)	1,257,808

27,675	Skanska AB – B Shares (a)	748,746

87,050	SKF AB – B Shares (a)	2,283,273

26,103	Svenska Cellulosa AB SCA – Class B (a)	287,135

44,650	Telefonaktiebolaget LM Ericsson – B Shares (a)	582,245

	Total Sweden	11,665,555

	Switzerland — 0.9%

12,101	ABB Ltd. (Registered) (a)	1,293,927

6,330	BKW AG (a)	1,197,728

17,391	Logitech International SA (Registered) (a)	2,113,439

1,672	Novartis AG (Registered) (a)	251,486

1,200	Schindler Holding AG (Registered) (a)	392,762

1,044	Swatch Group AG – Class BR (a)	289,016

30,650	UBS Group AG (Registered) (a)	1,447,472

882	VAT Group AG (a)	688,654

	Total Switzerland	7,674,484

	Taiwan — 1.9%

80,000	Asustek Computer, Inc.	1,929,965

699,000	Compal Electronics, Inc.	813,143

356,000	Evergreen Marine Corp. Taiwan Ltd.	2,417,697

135,000	Pegatron Corp.	380,868

19,000	Realtek Semiconductor Corp.	350,206

122,110	Taiwan Semiconductor Manufacturing Co. Ltd.	9,046,553

238,000	Wan Hai Lines Ltd.	622,703

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued

109,000	Yang Ming Marine Transport Corp.	183,286

	Total Taiwan	15,744,421

	Thailand — 0.5%

236,800	Kasikornbank PCL NVDR	1,461,695

2,114,100	Krung Thai Bank PCL NVDR	2,256,049

155,000	PTT Exploration & Production PCL NVDR	674,514

	Total Thailand	4,392,258

	Turkey — 0.1%

129,508	Turk Hava Yollari AO	831,231

	United Kingdom — 8.1%

88,473	3i Group PLC (a)	2,686,907

25,205	Antofagasta PLC	1,388,479

25,910	Barratt Redrow PLC (a)	91,286

601,515	Beazley PLC (a)	10,347,306

826,966	BT Group PLC (a)	2,319,032

18,441	Coca-Cola HBC AG – Class DI (a)	1,057,858

121,364	Compass Group PLC (a)	3,892,177

74,559	Diageo PLC (a)	1,528,351

55,918	Experian PLC (a)	1,931,056

12,791	Fresnillo PLC	562,028

41,910	GSK PLC Sponsored ADR (a)	2,118,131

16,582	GSK PLC (a)	419,303

576,285	Haleon PLC	2,601,594

39,342	HSBC Holdings PLC (a)	738,773

912,128	JD Sports Fashion PLC (a)	1,032,644

450,496	Kingfisher PLC (a)	1,739,438

6,596	Next PLC (a)	1,169,881

73,801	Pearson PLC (a)	1,097,008

92,997	Sage Group PLC (a)	1,052,009

2,500,846	Schroders PLC	19,592,077

8,302	Shell PLC ADR (a)	698,364

12,187	Smiths Group PLC (a)	402,350

31,617	Standard Chartered PLC (a)	846,695

45,145	Unilever PLC (a)	2,543,991

3,431	Unilever PLC Sponsored ADR (a)	193,680

1,068,107	Vodafone Group PLC (a)	1,605,070

148,695	Vodafone Group PLC Sponsored ADR (a)	2,224,477

	Total United Kingdom	65,879,965

	United States — 99.5%

18,634	AAON, Inc. (c)	2,612,487

35,106	Abbott Laboratories (c)	3,005,074

22,717	Accenture PLC – Class A (a) (c)	4,249,669

13,871	Acushnet Holdings Corp. (c)	1,231,467

74,918	ACV Auctions, Inc. – Class A * (c)	492,211

13,729	Adobe, Inc. * (a) (c)	3,558,694

1,356,632	AES Corp. (a)	19,901,791

3,100	Air Products & Chemicals, Inc. (a) (b)	863,722

67,300	Albertsons Cos., Inc. – Class A (b) (c)	1,050,553

Shares	Description	Value ($)

	United States — continued

8,943	Allegion PLC (a) (c)	1,163,216

14,641	Allstate Corp. (c)	3,017,364

24,615	Alphabet, Inc. – Class A (a) (c)	9,362,069

31,337	Amazon.com, Inc. * (c)	8,481,046

8,018	American Electric Power Co., Inc. (a) (c)	1,015,640

9,387	Amphenol Corp. – Class A (c)	1,396,410

31,733	Apple, Inc. (a)	9,902,600

18,597	AptarGroup, Inc. (c)	2,154,462

60,876	Aramark (a)	3,249,561

6,359	Arch Capital Group Ltd. * (a) (c)	568,113

719	Arxis, Inc. – Class A * (a)	32,305

3,232	Atlassian Corp. – Class A * (c)	347,796

106,700	Avantor, Inc. * (b) (c)	973,104

449,930	Axalta Coating Systems Ltd. * (a)	13,844,346

8,674	Axcelis Technologies, Inc. *	1,304,656

14,793	Badger Meter, Inc. (c)	1,832,853

15,293	Balchem Corp. (a)	2,396,872

44,586	Bank of America Corp. (a) (c)	2,300,638

4,572	Bank of New York Mellon Corp. (a)	637,474

4,000	Becton Dickinson & Co. (a) (b)	588,480

58,556	Best Buy Co., Inc. (a)	4,564,440

7,000	Blackstone, Inc. (a) (b)	818,790

8,589	Block, Inc. * (a)	650,359

18,488	Booz Allen Hamilton Holding Corp. (c)	1,463,880

15,000	Boston Scientific Corp. * (a) (b)	724,650

12,722	Broadcom, Inc. (a)	5,683,808

20,320	Bruker Corp. (c)	1,196,645

37,121	Builders FirstSource, Inc. * (c)	2,830,847

27,215	Cactus, Inc. – Class A (c)	1,579,559

3,440	Cadence Design Systems, Inc. * (a)	1,289,759

228,101	Caesars Entertainment, Inc. * (a)	6,626,334

16,099	Capital One Financial Corp. (a) (c)	3,025,485

1,479	Caterpillar, Inc. (a)	1,295,412

1,226	Cboe Global Markets, Inc. (c)	408,945

8,598	CBRE Group, Inc. – Class A * (a)	1,075,094

2,957	CDW Corp. (a)	370,956

26,089	Celsius Holdings, Inc. * (c)	867,981

399,386	Centessa Pharmaceuticals PLC ADR *	15,879,587

10,170	CF Industries Holdings, Inc. (a)	1,142,599

99,324	Chart Industries, Inc. * (a) (c)	20,641,514

5,800	Charter Communications, Inc. – Class A * (a) (b)	835,490

3,612	Chubb Ltd. (a) (c)	1,125,969

18,959	Cigna Group (a) (c)	5,259,227

17,283	Cirrus Logic, Inc. * (a) (c)	2,937,246

14,190	Cisco Systems, Inc. (c)	1,708,760

30,863	Citigroup, Inc. (a) (c)	3,885,652

8,131	Citizens Financial Group, Inc. (a) (c)	506,236

8,190	Clean Harbors, Inc. * (c)	2,301,636

181,275	CNH Industrial NV (a) (c)	1,850,818

32,596	Coca-Cola Co. (c)	2,575,410

8,615	Coca-Cola Consolidated, Inc. (a)	1,492,635

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

293,511	Coeur Mining, Inc.	5,670,632

15,400	Cognex Corp. (b) (c)	1,014,090

77,514	Cognizant Technology Solutions Corp. – Class A (a) (b) (c)	4,321,793

25,969	Cohen & Steers, Inc. (a) (c)	1,812,636

166,185	Comcast Corp. – Class A (a) (b) (c)	4,133,021

496	Comfort Systems USA, Inc. (a)	906,792

10,410	Consolidated Edison, Inc. (a)	1,099,608

16,171	Constellation Brands, Inc. – Class A (c)	2,244,858

17,500	Cooper Cos., Inc. * (a) (b)	1,071,175

50,601	Corebridge Financial, Inc. (c)	1,366,227

11,781	Corteva, Inc. (c)	922,217

4,922	CorVel Corp. * (a) (c)	303,933

19,522	CoStar Group, Inc. * (a)	628,608

1,983	Cummins, Inc. (c)	1,282,267

1,729	Curtiss-Wright Corp. (a) (c)	1,292,618

46,438	CVS Health Corp. (c)	4,224,929

2,200	Darden Restaurants, Inc. (c)	448,602

23,186	Deckers Outdoor Corp. * (a)	2,639,726

12,816	Dell Technologies, Inc. – Class C (a)	5,394,383

35,626	Delta Air Lines, Inc. (c)	2,938,432

316,417	Devon Energy Corp. (c)	14,077,392

29,001	Dolby Laboratories, Inc. – Class A (a) (c)	1,618,546

3,930	Dollar General Corp. (a)	434,697

5,920	Dover Corp. (c)	1,251,251

14,970	DR Horton, Inc. (a) (c)	2,201,937

8,891	Duke Energy Corp. (c)	1,091,192

3,500	Eagle Materials, Inc. (a) (b) (c)	774,130

35,195	eBay, Inc. (a)	3,845,758

26,732	Edison International (a) (c)	1,869,636

13,346	Edwards Lifesciences Corp. * (a)	1,154,029

54,675	Electronic Arts, Inc. (a) (c)	11,029,041

12,423	Elevance Health, Inc. (a) (c)	4,884,599

2,952	Eli Lilly & Co. (c)	3,261,960

1,434	EMCOR Group, Inc. (a)	1,185,660

4,990	Entegris, Inc. (c)	692,562

7,207	EOG Resources, Inc. (a) (c)	961,270

511,958	Essential Utilities, Inc. (a)	18,886,131

6,779	Everest Group Ltd. (a)	2,196,599

14,454	Evergy, Inc. (c)	1,185,806

25,217	Exelon Corp. (c)	1,150,904

568	Expedia Group, Inc. (c)	128,249

8,299	Expeditors International of Washington, Inc. (c)	1,311,159

2,900	FedEx Corp. (a) (c)	1,194,075

955	First Solar, Inc. * (a)	292,984

4,745	Fiserv, Inc. * (a)	268,377

32,700	Fluor Corp. * (a) (b) (c)	1,496,352

211,493	Ford Motor Co. (a) (c)	3,688,438

20,862	Fox Corp. – Class A (c)	1,333,499

12,414	FTI Consulting, Inc. * (a) (c)	1,901,576

27,050	Gaming & Leisure Properties, Inc. – (REIT) (a) (c)	1,270,538

Shares	Description	Value ($)

	United States — continued

1,127	Gartner, Inc. * (a)	182,799

54,939	GE HealthCare Technologies, Inc. (c)	3,424,897

9,492	Gen Digital, Inc. (c)	244,799

59,800	General Mills, Inc. (c)	2,021,838

34,338	General Motors Co. (a)	2,858,295

37,700	Gitlab, Inc. – Class A * (b) (c)	1,170,585

24,413	Global Payments, Inc. (c)	1,843,426

29,185	Globus Medical, Inc. – Class A * (a) (c)	2,389,668

1,279	Goldman Sachs Group, Inc. (a)	1,311,691

32,073	Halliburton Co. (a)	1,246,036

12,146	Hartford Insurance Group, Inc. (c)	1,544,121

89,997	Hewlett Packard Enterprise Co. (a) (c)	3,873,471

4,934	Hilton Worldwide Holdings, Inc. (b) (c)	1,616,674

12,132	Houlihan Lokey, Inc. (c)	1,718,619

168,159	HP, Inc. (c)	4,547,019

2,683	Humana, Inc. (c)	819,442

6,724	Huntington Bancshares, Inc. (c)	110,005

43,432	Incyte Corp. * (c)	4,201,612

14,497	Interactive Brokers Group, Inc. – Class A (a) (c)	1,260,804

664	International Business Machines Corp. (c)	197,739

28,500	International Paper Co. (a) (b)	953,895

7,648	Intuitive Surgical, Inc. * (a) (c)	3,247,647

6,858	Itron, Inc. * (a)	565,648

3,607	Jabil, Inc. (a)	1,314,968

13,666	Jack Henry & Associates, Inc. (a)	1,862,949

15,786	Jacobs Solutions, Inc. (a) (b)	1,892,110

28,417	Johnson & Johnson (a) (c)	6,403,203

5,630	Kadant, Inc. (c)	1,796,983

901,579	Kenvue, Inc. (a)	15,579,285

39,500	Keurig Dr. Pepper, Inc. (b) (c)	1,186,185

22,671	Kimberly-Clark Corp. (a) (b)	2,212,690

55,007	Kimco Realty Corp. – (REIT) (a)	1,324,569

8,600	KKR & Co., Inc. (a) (b)	825,084

1,642	KLA Corp. (a)	3,155,448

115,978	Kraft Heinz Co. (a) (b)	2,784,632

11,401	Kroger Co. (a)	708,572

30,622	Lam Research Corp. (a)	9,743,308

19,400	Lamb Weston Holdings, Inc. (b) (c)	837,692

3,171	Landstar System, Inc. (a)	656,080

23,277	Las Vegas Sands Corp. (a)	1,177,118

7,566	Leidos Holdings, Inc. (c)	966,935

24,791	Lennar Corp. – Class A (c)	2,225,736

317,311	Liberty Broadband Corp. – Class C * (a)	10,712,419

43,900	LKQ Corp. (b) (c)	1,190,568

25,754	Lululemon Athletica, Inc. * (a) (c)	3,378,410

12,414	LyondellBasell Industries NV – Class A (a)	827,393

1,037	M&T Bank Corp. (c)	224,106

19,539	Malibu Boats, Inc. – Class A * (a) (c)	536,541

14,056	Marzetti Co. (a)	1,573,429

3,534	Masco Corp. (a) (c)	248,263

5,930	Mastercard, Inc. – Class A (a)	2,929,301

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

2,432	Medpace Holdings, Inc. * (c)	1,087,372

48,657	Merck & Co., Inc. (c)	5,776,559

19,777	Meta Platforms, Inc. – Class A (a) (b)	12,509,150

29,452	Microsoft Corp. (a)	13,260,468

6,800	Middleby Corp. * (a) (b) (c)	1,054,068

757	Monolithic Power Systems, Inc. (c)	1,185,621

16,032	Monster Beverage Corp. * (a)	1,412,099

6,488	Morgan Stanley (c)	1,349,504

73,407	National Storage Affiliates Trust – (REIT) REIT (c)	3,130,809

309,330	NCR Atleos Corp. *	13,796,118

1,560	NetApp, Inc. (a)	271,892

46,658	Netflix, Inc. * (a) (b) (c)	4,013,521

13,201	Neurocrine Biosciences, Inc. *	2,089,718

28,573	New York Times Co. – Class A (a) (c)	2,148,975

2,593	Nordson Corp. (a)	745,047

71,696	Norfolk Southern Corp. (a)	21,864,412

1,761	Northrop Grumman Corp. (c)	992,640

364,065	Northwestern Energy Group, Inc. (c)	25,706,630

19,682	Nucor Corp. (a) (c)	4,920,500

2,331	NVIDIA Corp. (a)	492,167

26,914	Ollie’s Bargain Outlet Holdings, Inc. * (a) (c)	2,196,990

26,041	Omnicom Group, Inc. (c)	1,893,441

8,369	Onto Innovation, Inc. * (a) (c)	2,161,211

69,497	PayPal Holdings, Inc. (a)	3,109,991

93,500	Penn Entertainment, Inc. * (a) (b)	1,760,605

10,592	Pentair PLC (a) (c)	750,337

5,427	Penumbra, Inc. * (a)	1,727,414

80,794	Pfizer, Inc. (a)	2,115,187

2,022	Phillips 66 (a)	355,629

175,157	Pinterest, Inc. – Class A * (a) (c)	3,511,898

423	PPG Industries, Inc. (c)	47,791

844	Preformed Line Products Co. (a) (c)	312,128

18,580	PriceSmart, Inc. (a) (c)	3,158,414

13,092	Principal Financial Group, Inc. (c)	1,356,593

18,377	PulteGroup, Inc. (c)	2,171,794

6,546	Qnity Electronics, Inc. (c)	1,021,176

173,502	Qorvo, Inc. * (a)	17,967,867

13,747	QUALCOMM, Inc. (c)	3,450,772

7,628	Quest Diagnostics, Inc. (c)	1,486,697

1,772	Raymond James Financial, Inc. (c)	254,123

1,752	RBC Bearings, Inc. * (c)	1,002,074

4,281	Regeneron Pharmaceuticals, Inc.	2,631,873

67,694	Regions Financial Corp. (c)	1,895,432

66,900	Rocket Cos., Inc. – Class A * (a) (b)	970,719

780	Roper Technologies, Inc. (c)	253,913

6,008	Ross Stores, Inc. (a) (c)	1,392,234

17,310	Salesforce, Inc. (a) (c)	3,307,941

594,270	Select Medical Holdings Corp.	9,805,455

60,771	Silicon Laboratories, Inc. * (a) (c)	13,223,770

47,967	Solventum Corp. * (a) (b) (c)	3,595,127

18,138	State Street Corp. (a)	2,822,998

Shares	Description	Value ($)

	United States — continued

10,864	Steel Dynamics, Inc. (a) (c)	2,826,270

22,537	StepStone Group, Inc. – Class A (a)	1,111,299

63,438	Super Micro Computer, Inc. * (a)	2,923,857

52,147	Synchrony Financial (a)	3,725,382

5,595	Synopsys, Inc. * (b) (c)	2,661,094

35,813	T. Rowe Price Group, Inc. (c)	3,743,533

35,951	Target Corp. (a) (b) (c)	4,568,294

4,856	TE Connectivity PLC (a)	1,036,319

19,976	Texas Instruments, Inc. (a)	6,106,264

24,083	Textron, Inc. (a) (c)	2,209,856

10,217	Thermo Fisher Scientific, Inc. (c)	5,031,975

14,939	TJX Cos., Inc. (a)	2,311,810

36,382	Trade Desk, Inc. – Class A * (c)	784,396

11,349	Tradeweb Markets, Inc. – Class A (a)	1,137,737

1,964	Trane Technologies PLC (a)	886,353

3,686	Travelers Cos., Inc. (a) (c)	1,075,907

49,368	Trex Co., Inc. * (a)	2,043,835

18,153	Trimble, Inc. * (c)	1,024,011

379,313	TXNM Energy, Inc. (a)	22,459,123

134,493	U.S. Bancorp (a) (c)	7,376,941

4,129	U.S. Lime & Minerals, Inc. (a)	470,665

30,072	Uber Technologies, Inc. * (a) (c)	2,117,069

2,236	Ulta Beauty, Inc. * (a)	1,137,789

4,000	Union Pacific Corp. (a) (b)	1,050,560

22,173	United Airlines Holdings, Inc. * (a) (c)	2,545,460

23,209	United Parcel Service, Inc. – Class B (a) (c)	2,476,168

2,340	United Therapeutics Corp. * (c)	1,302,959

12,418	UnitedHealth Group, Inc. (a) (c)	4,722,690

11,042	Universal Display Corp. (c)	1,017,189

15,119	Universal Health Services, Inc. – Class B (a) (c)	2,209,037

5,415	Valero Energy Corp. (a)	1,325,700

27,552	Veeco Instruments, Inc. *	1,588,097

72,648	Verizon Communications, Inc. (a) (c)	3,473,301

3,734	Vertiv Holdings Co. – Class A (a)	1,178,861

41,752	VICI Properties, Inc. – (REIT) (a)	1,178,241

13,477	Visa, Inc. – Class A (a) (c)	4,398,354

372,494	Warner Bros Discovery, Inc. * (a)	10,061,063

542	Waters Corp. *	207,877

318,352	Webster Financial Corp. (a)	23,150,557

6,748	Williams-Sonoma, Inc. (c)	1,373,690

16,734	WP Carey, Inc. – (REIT) (a)	1,245,344

1,080	WW Grainger, Inc. (c)	1,332,979

16,464	XPEL, Inc. * (c)	752,734

2,943	Yum! Brands, Inc. (c)	435,417

6,874	Zebra Technologies Corp. – Class A * (a)	1,674,713

7,223	Zoetis, Inc. (c)	561,155

35,770	Zoom Communications, Inc. * (a) (c)	3,633,874

	Total United States	809,314,660

	TOTAL COMMON STOCKS (COST $1,101,479,759)	1,207,426,502

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares / Par Value†		Description	Value ($)

		PREFERRED STOCKS (e) — 0.4%

		Brazil — 0.1%

	122,200	Cia Energetica de Minas Gerais	260,652

	51,873	Gerdau SA Sponsored ADR (a)	233,429

		Total Brazil	494,081

		Germany — 0.3%

	5,162	Bayerische Motoren Werke AG (a)	448,687

	21,740	Volkswagen AG * (a)	2,319,648

		Total Germany	2,768,335

		South Korea — 0.0%

	2,532	Samsung Electronics Co. Ltd.	338,765

		TOTAL PREFERRED STOCKS (COST $3,251,934)	3,601,181

		RIGHTS/WARRANTS — 0.1%

		Canada — 0.0%

	176,256	Resolute Forest Products, Inc. * (f)	264,384

		United States — 0.1%

	13,635	ABIOMED, Inc. CVR * (f)	21,816

	117,606	Akero Therapeutics, Inc. CVR * (f)	58,803

	195,149	Bristol-Myers Squibb Co. * (f)	585,447

	192,737	Hologic, Inc. * (f)	1,927

	38,486	Pershing Square Holdings Ltd. * (f)	11,546

	121,981	Walgreens Boots Alliance, Inc. CVR * (f)	60,991

		Total United States	740,530

		TOTAL RIGHTS/WARRANTS (COST $691,641)	1,004,914

		INVESTMENT FUNDS — 1.7%

		Japan — 0.2%

	3,259,500	Carlyle ARE Partners II, L.P. (g) (h)	1,840,921

		United States — 1.5%

	9,856,086	Altaba, Inc.* (f)	12,320,107

		TOTAL INVESTMENT FUNDS (COST $14,141,689)	14,161,028

		DEBT OBLIGATIONS — 24.3%

		Dominican Republic — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

DOP	100,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	2,013,282

Par Value†		Description	Value ($)

		Kazakhstan — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

KZT	183,000,000	Development Bank of Kazakhstan JSC, 144A, 18.40%, due 10/16/28	376,787

		Malaysia — 0.3%

		Sovereign and Sovereign Agency Issuers — 0.3%

MYR	10,200,000	Malaysia Government Bonds, 3.90%, due 11/30/26	2,584,176

		Paraguay — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

PYG	1,660,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	259,569

		Uganda — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

UGX	1,010,000,000	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	268,424

		United States — 23.5%

		U.S. Government — 21.1%

	305,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/27 (a) (i)	305,095

	58,669,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 07/31/27 (a) (i)	58,725,987

	1,150,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.82%, due 10/31/27 (a) (i)	1,151,977

	111,456,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28 (a) (i)	111,473,759

		Total U.S. Government	171,656,818

		U.S. Government Agency — 2.4%

	15,000,000	Uniform Mortgage-Backed Security, TBA, 5.50%, due 06/01/39	15,263,673

	1,500,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 06/01/56	1,254,903

	3,100,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 06/01/56	3,165,318

		Total U.S. Government Agency	19,683,894

		Total United States	191,340,712

		Uruguay — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

UYU	13,000,000	Uruguay Government International Bonds, 8.25%, due 05/21/31	338,075

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value† / Shares		Description	Value ($)

		Sovereign and Sovereign Agency Issuers — continued

UYU	14,000,000	Uruguay Government International Bonds, 8.00%, due 10/29/35	356,164

		Total Uruguay	694,239

		TOTAL DEBT OBLIGATIONS (COST $197,239,739)	197,537,189

		SHORT-TERM INVESTMENTS — 20.7%

		Money Market Funds — 1.3%

	10,281,701	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (j)	10,281,701

		Repurchase Agreements — 18.5%

	150,000,760	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/29/26, maturing on 06/01/26 with a maturity value of $150,046,010 and an effective yield of 3.62%, collateralized by a U.S. Treasury Note with maturity date 06/15/28 and a market value of $153,084,656.	150,000,760

Par Value†		Description	Value ($)

		Sovereign and Sovereign Agency Issuers — 0.5%

EGP	58,000,000	Egypt Treasury Bills, Zero Coupon, due 09/01/26	1,050,675

EGP	34,000,000	Egypt Treasury Bills, Zero Coupon, due 10/06/26	602,364

EGP	22,000,000	Egypt Treasury Bills, Zero Coupon, due 10/20/26	386,437

NGN	1,500,000,000	Nigeria OMO Bills, Zero Coupon, due 08/04/26	1,055,777

NGN	1,699,999,999	Nigeria OMO Bills, Zero Coupon, due 08/11/26	1,191,813

		Total Sovereign and Sovereign Agency Issuers	4,287,066

		U.S. Government — 0.4%

	3,475,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 04/30/28 (i)	3,475,802

		TOTAL SHORT-TERM INVESTMENTS (COST $168,184,171)	168,045,329

PURCHASED OPTIONS — 0.0%

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls — 0.0%
iShares 20+ Year Treasury Bond ETF (b)	86.00	09/18/26	371	USD	3,181,696	64,925
iShares 7-10 Year Treasury Bond ETF (b)	95.00	09/18/26	186	USD	1,760,490	20,460

Total Equity Options – Calls						85,385

TOTAL PURCHASED OPTIONS (COST $79,624)						85,385

TOTAL INVESTMENTS — 195.6% (Cost $1,485,068,557)						1,591,861,528

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (96.4)%

	Common Stocks — (94.6)%

	Australia — (2.4)%

(123,399)	APA Group	(892,902)

(12,940)	Commonwealth Bank of Australia	(1,533,588)

(38,376)	GPT Group – (REIT)	(133,645)

(27,325)	Insurance Australia Group Ltd.	(150,188)

(193,788)	Lottery Corp. Ltd.	(752,780)

(134,945)	Lynas Rare Earths Ltd. *	(1,855,289)

(7,850)	Macquarie Group Ltd.	(1,346,111)

(5,328)	National Australia Bank Ltd.	(143,007)

(14,577)	NEXTDC Ltd. *	(159,460)

(18,954)	Pro Medicus Ltd.	(1,801,857)

(74,097)	Scentre Group – (REIT)	(203,567)

Shares	Description	Value ($)

	Australia — continued

(27,121)	SGH Ltd.	(800,916)

(1,055,205)	Sigma Healthcare Ltd.	(2,225,979)

(344,906)	South32 Ltd.	(1,196,520)

(148,477)	Transurban Group	(1,596,904)

(45,170)	Vicinity Ltd. – (REIT)	(81,996)

(27,193)	Washington H Soul Pattinson & Co. Ltd.	(849,853)

(5,183)	Westpac Banking Corp.	(134,010)

(27,115)	WiseTech Global Ltd.	(704,920)

(49,723)	Xero Ltd. *	(2,701,877)

	Total Australia	(19,265,369)

	Belgium — (0.4)%

(16,883)	Anheuser-Busch InBev SA	(1,351,781)

(8,596)	Elia Group SA	(1,336,217)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Belgium — continued

(2,388)	Groupe Bruxelles Lambert NV	(224,847)

(51)	Lotus Bakeries NV	(653,608)

	Total Belgium	(3,566,453)

	Brazil — (0.2)%

(143,894)	NU Holdings Ltd. – Class A *	(1,889,328)

	Canada — (2.4)%

(39,100)	AltaGas Ltd.	(1,521,572)

(19,300)	AtkinsRealis Group, Inc.	(1,158,574)

(400)	Bombardier, Inc. – Class B *	(90,230)

(1,200)	Brookfield Corp. (b)	(54,671)

(27,106)	Brookfield Renewable Corp.	(1,083,698)

(11,694)	Cameco Corp.	(1,317,914)

(1,900)	Dollarama, Inc.	(242,970)

(7,500)	Element Fleet Management Corp.	(149,440)

(23,014)	Enbridge, Inc.	(1,259,786)

(3,900)	Equinox Gold Corp.	(53,182)

(4,400)	First Majestic Silver Corp.	(92,937)

(5,367)	Franco-Nevada Corp.	(1,238,167)

(23,167)	GFL Environmental, Inc.	(777,021)

(3,500)	IAMGOLD Corp. *	(63,316)

(93,500)	Keyera Corp.	(3,878,624)

(1,300)	Loblaw Cos. Ltd.	(58,152)

(1,500)	OR Royalties, Inc.	(55,902)

(23,227)	Pan American Silver Corp.	(1,323,707)

(29,639)	Pembina Pipeline Corp.	(1,379,695)

(9,550)	RB Global, Inc.	(1,015,642)

(17,118)	Restaurant Brands International, Inc.	(1,278,715)

(3,919)	TC Energy Corp.	(261,084)

(7,204)	Wheaton Precious Metals Corp.	(955,250)

	Total Canada	(19,310,249)

	Chile — (0.1)%

(20,275)	Latam Airlines Group SA ADR	(1,088,362)

	China — (0.3)%

(10,000)	Akeso, Inc. *	(151,038)

(7,200)	BeOne Medicines Ltd. – Class H *	(161,995)

(28,000)	Genscript Biotech Corp. *	(48,786)

(14,000)	Innovent Biologics, Inc. *	(148,657)

(1,300)	Legend Biotech Corp. ADR *	(35,308)

(214,241)	NIO, Inc. ADR *	(1,199,750)

(25,630)	NIO, Inc. – Class A *	(144,416)

(31,105)	XPeng, Inc. ADR *	(511,677)

(13,000)	XPeng, Inc. – Class A *	(105,741)

	Total China	(2,507,368)

	Denmark — (1.1)%

(40,150)	Coloplast AS – Class B	(2,464,779)

(25,287)	Novonesis Novozymes B – Class B	(1,469,126)

(78,351)	Orsted AS *	(1,996,817)

Shares	Description	Value ($)

	Denmark — continued

(127,195)	Tryg AS	(2,989,705)

	Total Denmark	(8,920,427)

	Finland — (0.4)%

(10,616)	Kesko OYJ – Class B	(257,224)

(65,104)	Nordea Bank Abp	(1,247,385)

(51,238)	Sampo OYJ – Class A	(540,794)

(96,200)	Stora Enso OYJ – Class R	(1,125,796)

	Total Finland	(3,171,199)

	France — (0.7)%

(14,738)	Aeroports de Paris SA	(1,974,731)

(216)	Dassault Aviation SA	(76,739)

(919)	Gecina SA – (REIT)	(78,556)

(73,117)	Getlink SE	(1,597,634)

(773)	Hermes International SCA	(1,444,527)

(12,760)	Renault SA	(436,425)

(1,504)	Unibail-Rodamco-Westfield – (REIT) *	(173,861)

	Total France	(5,782,473)

	Germany — (2.6)%

(21,757)	BASF SE	(1,288,292)

(27,895)	Bayer AG (Registered)	(1,186,283)

(60,752)	Delivery Hero SE *	(2,602,499)

(1,238)	Deutsche Boerse AG	(356,682)

(113,708)	Deutsche Lufthansa AG (Registered)	(1,130,545)

(63,607)	Evonik Industries AG *	(1,245,661)

(2,556)	Fresenius Medical Care AG	(110,769)

(4,331)	Fresenius SE & Co. KGaA	(182,881)

(31,684)	Hensoldt AG	(3,289,428)

(2,258)	HOCHTIEF AG	(1,276,589)

(8,955)	LEG Immobilien SE	(581,403)

(3,143)	MTU Aero Engines AG	(1,146,681)

(20,203)	Qiagen NV (b)	(744,971)

(121)	Rational AG	(92,583)

(149)	Rheinmetall AG	(224,329)

(13,843)	Siemens Energy AG	(2,620,674)

(12,669)	Talanx AG	(1,515,418)

(51,662)	Vonovia SE	(1,287,606)

	Total Germany	(20,883,294)

	Hong Kong — (0.7)%

(96,200)	AIA Group Ltd.	(1,009,116)

(65,500)	CK Infrastructure Holdings Ltd.	(495,779)

(28,000)	Galaxy Entertainment Group Ltd.	(111,523)

(18,000)	Henderson Land Development Co. Ltd.	(71,066)

(21,700)	Hongkong Land Holdings Ltd.	(165,417)

(218,800)	Link REIT	(1,127,872)

(288,000)	MTR Corp. Ltd.	(1,158,834)

(422,400)	Sands China Ltd.	(825,213)

(114,000)	Wharf Holdings Ltd.	(322,529)

	Total Hong Kong	(5,287,349)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Israel — (0.2)%

(2,781)	Monday.com Ltd. *	(232,547)

(37,316)	Teva Pharmaceutical Industries Ltd. Sponsored ADR *	(1,318,001)

(3,434)	Wix.com Ltd. *	(192,510)

	Total Israel	(1,743,058)

	Italy — (1.3)%

(124,124)	Banca Monte dei Paschi di Siena SpA	(1,334,968)

(12,468)	Ferrari NV	(4,284,140)

(86,464)	FinecoBank Banca Fineco SpA	(2,109,649)

(30,721)	Generali	(1,383,527)

(162,428)	Intesa Sanpaolo SpA	(1,097,699)

(522)	Prysmian SpA	(89,923)

	Total Italy	(10,299,906)

	Japan — (6.2)%

(5,200)	Advantest Corp.	(850,176)

(304,500)	Aeon Co. Ltd.	(2,665,195)

(46,800)	ANA Holdings, Inc.	(876,531)

(2,900)	Asics Corp.	(88,096)

(45,200)	Chiba Bank Ltd.	(660,843)

(5,000)	Disco Corp.	(2,040,174)

(31,200)	East Japan Railway Co.	(664,538)

(23,300)	Eisai Co. Ltd.	(579,306)

(2,400)	Fast Retailing Co. Ltd.	(1,243,767)

(24,100)	Fujikura Ltd.	(718,192)

(18,400)	Fujitsu Ltd.	(391,921)

(5,000)	Hikari Tsushin, Inc.	(1,146,716)

(20,800)	Ibiden Co. Ltd.	(2,990,378)

(139,600)	IHI Corp.	(2,425,740)

(131,500)	Japan Exchange Group, Inc.	(1,606,437)

(70,900)	Japan Post Bank Co. Ltd.	(1,366,328)

(2,800)	JX Advanced Metals Corp.	(69,111)

(61,000)	Kawasaki Heavy Industries Ltd.	(1,193,010)

(30,900)	KDDI Corp.	(531,184)

(4,200)	Kioxia Holdings Corp. *	(1,729,510)

(100)	Kobe Bussan Co. Ltd.	(1,701)

(3,100)	Mitsubishi Estate Co. Ltd.	(78,330)

(37,400)	Mitsubishi Heavy Industries Ltd.	(884,090)

(16,500)	Mizuho Financial Group, Inc.	(741,609)

(161,000)	MonotaRO Co. Ltd.	(1,902,864)

(481,000)	Nissan Motor Co. Ltd. *	(1,196,993)

(49,200)	Nitori Holdings Co. Ltd.	(807,993)

(15,800)	Oracle Corp. Japan	(856,924)

(247,100)	Oriental Land Co. Ltd.	(3,553,456)

(632,200)	Rakuten Group, Inc. *	(2,955,223)

(50,600)	Resona Holdings, Inc.	(645,927)

(6,100)	Ryohin Keikaku Co. Ltd.	(148,986)

(245,000)	Sanrio Co. Ltd.	(1,317,412)

(15,400)	Seibu Holdings, Inc.	(272,883)

(11,524)	Shimano, Inc.	(1,192,717)

(117,100)	Shiseido Co. Ltd.	(2,064,605)

Shares	Description	Value ($)

	Japan — continued

(2,978,400)	SoftBank Corp.	(4,024,010)

(39,600)	SoftBank Group Corp.	(1,862,866)

(13,800)	Tokyo Metro Co. Ltd.	(126,686)

(43,800)	Tokyu Corp.	(439,163)

(55,400)	Toyota Motor Corp.	(1,048,041)

(16,100)	West Japan Railway Co.	(265,550)

(8,600)	Zensho Holdings Co. Ltd.	(434,951)

	Total Japan	(50,660,133)

	Mexico — (0.0)%

(933)	Grupo Aeroportuario del Pacifico SAB de CV ADR	(220,468)

	Netherlands — (3.2)%

(1,070)	Adyen NV *	(1,172,043)

(56,031)	Aegon Ltd.	(475,260)

(185,851)	Akzo Nobel NV	(14,105,176)

(8,611)	BE Semiconductor Industries NV	(2,851,152)

(198,338)	CVC Capital Partners PLC	(3,170,306)

(14,299)	Heineken NV	(1,116,677)

(32,788)	Koninklijke Philips NV	(870,520)

(9,111)	Nebius Group NV *	(2,105,461)

	Total Netherlands	(25,866,595)

	New Zealand — (0.2)%

(80,074)	Auckland International Airport Ltd.	(396,505)

(101,157)	Contact Energy Ltd.	(577,711)

(33,483)	Infratil Ltd.	(315,102)

(92,443)	Meridian Energy Ltd.	(324,506)

	Total New Zealand	(1,613,824)

	Norway — (0.7)%

(63,116)	Kongsberg Gruppen ASA	(2,260,886)

(43,308)	Salmar ASA	(2,690,547)

(18,348)	Telenor ASA	(299,678)

	Total Norway	(5,251,111)

	Peru — (0.3)%

(12,363)	Southern Copper Corp.	(2,365,120)

	Portugal — (0.2)%

(92,020)	EDP Renewables SA	(1,521,526)

	Singapore — (0.8)%

(89,383)	CapitaLand Integrated Commercial Trust – (REIT)	(159,097)

(628,600)	CapitaLand Investment Ltd.	(1,250,597)

(225,355)	Grab Holdings Ltd. – Class A *	(797,757)

(158,300)	Keppel Ltd.	(1,334,946)

(20,463)	Sea Ltd. ADR *	(1,852,515)

(225,200)	Singapore Airlines Ltd.	(1,196,342)

	Total Singapore	(6,591,254)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Spain — (1.8)%

(295,497)	Banco Santander SA Sponsored ADR	(3,687,803)

(358,654)	Banco Santander SA	(4,485,270)

(80,689)	Cellnex Telecom SA *	(2,700,068)

(54,450)	Ferrovial NV	(3,724,306)

(33,931)	Grifols SA	(367,318)

	Total Spain	(14,964,765)

	Sweden — (1.4)%

(4,116)	AddTech AB – B Shares	(146,704)

(83,281)	Beijer Ref AB – Class B	(1,157,141)

(90,324)	EQT AB	(3,106,628)

(160,785)	Fastighets AB Balder – B Shares *	(920,967)

(111,167)	Hexagon AB – B Shares	(1,019,901)

(32,021)	Holmen AB – Class B	(1,063,927)

(118,534)	Nibe Industrier AB – B Shares	(463,284)

(12,364)	Norion Bank AB *	(77,591)

(11,116)	Octave Intelligence PLC SDR *	(189,498)

(17,331)	Skandinaviska Enskilda Banken AB – Class A	(346,356)

(2,712)	Spotify Technology SA *	(1,349,708)

(122,759)	Svenska Cellulosa AB SCA – Class B	(1,350,358)

	Total Sweden	(11,192,063)

	Switzerland — (1.5)%

(3,044)	Alcon AG	(202,540)

(44,512)	Avolta AG	(2,797,066)

(6,881)	Banque Cantonale Vaudoise (Registered)	(1,035,419)

(293)	Barry Callebaut AG (Registered)	(451,732)

(35)	Chocoladefabriken Lindt & Spruengli AG	(417,004)

(5,765)	Cie Financiere Richemont SA – Class A (Registered)	(1,237,854)

(2,503)	Helvetia Baloise Holding AG	(649,514)

(877)	Lonza Group AG (Registered)	(560,150)

(63)	Partners Group Holding AG	(66,469)

(1,396)	Sika AG (Registered)	(272,476)

(3,188)	Swatch Group AG – Class BR	(882,551)

(127)	Swiss Life Holding AG (Registered)	(137,880)

(7,559)	Swiss Prime Site AG (Registered)	(1,267,097)

(7,636)	Swiss Re AG	(1,144,151)

(714)	VAT Group AG	(557,481)

(1,060)	Zurich Insurance Group AG	(752,747)

	Total Switzerland	(12,432,131)

	United Kingdom — (4.2)%

(11,843)	Antofagasta PLC	(652,400)

(52,326)	Entain PLC	(374,432)

(211,702)	Informa PLC	(2,300,033)

(16,949)	InterContinental Hotels Group PLC	(2,599,150)

(25,022)	Land Securities Group PLC – (REIT)	(211,250)

(16,514)	London Stock Exchange Group PLC	(1,998,182)

(101,318)	Melrose Industries PLC	(639,411)

(9,456)	Reckitt Benckiser Group PLC	(581,934)

Shares	Description	Value ($)

	United Kingdom — continued

(142,485)	Rentokil Initial PLC	(856,173)

(60,304)	Rolls-Royce Holdings PLC	(1,084,979)

(23,253)	Segro PLC – (REIT)	(225,410)

(65,320)	Severn Trent PLC	(2,604,564)

(176,140)	Shell PLC ADR	(14,816,897)

(5,448)	St. James’s Place PLC	(88,070)

(216,957)	Standard Life PLC	(2,257,280)

(52,203)	United Utilities Group PLC	(943,510)

(16,816)	Whitbread PLC	(528,048)

(132,567)	Wise Group PLC – Class A *	(1,660,745)

	Total United Kingdom	(34,422,468)

	United States — (61.3)%

(8,294)	3M Co.	(1,270,060)

(15,565)	AbbVie, Inc.	(3,388,812)

(2,120)	AeroVironment, Inc. *	(439,349)

(87,944)	Affirm Holdings, Inc. *	(6,477,076)

(4,404)	Agilent Technologies, Inc.	(596,874)

(4,955)	Air Products & Chemicals, Inc. (b)	(1,380,562)

(3,200)	Alexandria Real Estate Equities, Inc. – (REIT)	(158,976)

(9,238)	Alnylam Pharmaceuticals, Inc. *	(2,789,691)

(10,096)	American International Group, Inc.	(749,426)

(156,148)	American Water Works Co., Inc.	(19,248,364)

(17,037)	Amrize Ltd. *	(909,843)

(2,360)	Analog Devices, Inc.	(976,686)

(9,100)	Annaly Capital Management, Inc. – (REIT)	(198,835)

(9,500)	Apollo Global Management, Inc.	(1,222,745)

(17,600)	Applied Digital Corp. *	(832,128)

(200)	Applied Optoelectronics, Inc. *	(31,682)

(5,789)	AppLovin Corp. – Class A *	(3,549,178)

(10,883)	ARES Management Corp. – Class A	(1,398,466)

(2,500)	Arrowhead Pharmaceuticals, Inc. *	(194,775)

(8,817)	Arthur J Gallagher & Co.	(1,773,187)

(36,381)	AST SpaceMobile, Inc. *	(4,125,969)

(45,775)	AT&T, Inc.	(1,135,220)

(600)	ATI, Inc. *	(105,096)

(24,600)	Aurora Innovation, Inc. *	(180,564)

(9,349)	Axon Enterprise, Inc. *	(4,195,083)

(1,500)	Baker Hughes Co.	(95,820)

(8,000)	Bank of New York Mellon Corp.	(1,115,440)

(6,446)	Becton Dickinson & Co. (b)	(948,336)

(4,852)	Biogen, Inc. *	(950,992)

(356,628)	Black Hills Corp.	(25,969,651)

(9,913)	Blackstone, Inc. (b)	(1,159,524)

(11,029)	Block, Inc. *	(835,116)

(14,644)	Bloom Energy Corp. – Class A *	(4,173,540)

(77,300)	Blue Owl Capital, Inc.	(794,644)

(27,393)	Boeing Co. *	(6,331,892)

(5,619)	Boston Scientific Corp. * (b)	(271,454)

(7,400)	Bridgebio Pharma, Inc. *	(490,324)

(2,400)	Bright Horizons Family Solutions, Inc. *	(150,288)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(48,687)	Brink’s Co.	(5,064,422)

(19,196)	Brown & Brown, Inc.	(1,079,775)

(10,437)	Burlington Stores, Inc. *	(3,379,814)

(900)	BXP, Inc. – (REIT)	(54,009)

(3,800)	Camden Property Trust – (REIT)	(404,928)

(7,800)	Carlyle Group, Inc.	(354,354)

(1,060)	Carpenter Technology Corp.	(497,119)

(77,160)	Carvana Co. *	(5,632,680)

(3,000)	Casella Waste Systems, Inc. – Class A *	(246,510)

(3,700)	Cava Group, Inc. *	(287,342)

(3,977)	Cencora, Inc.	(1,071,245)

(74,895)	Charter Communications, Inc. – Class A * (b)	(10,788,625)

(5,000)	Chewy, Inc. – Class A *	(112,700)

(2,444)	Ciena Corp. *	(1,418,082)

(9,923)	Cintas Corp.	(1,699,413)

(9,400)	Cleveland-Cliffs, Inc. *	(127,840)

(27,644)	Cloudflare, Inc. – Class A *	(6,684,872)

(663)	CME Group, Inc.	(181,357)

(348,011)	Coeur Mining, Inc.	(6,723,573)

(7,286)	Coherent Corp. *	(2,633,670)

(15,581)	Coinbase Global, Inc. – Class A *	(2,945,276)

(5,610)	Constellation Energy Corp.	(1,614,278)

(6,272)	Cooper Cos., Inc. * (b)	(383,909)

(12,400)	CoreWeave, Inc. – Class A *	(1,358,172)

(7,857)	Corning, Inc.	(1,423,374)

(2,260)	Corpay, Inc. *	(817,668)

(324)	Costco Wholesale Corp.	(309,848)

(13,211)	Credo Technology Group Holding Ltd. *	(3,118,192)

(14,133)	Crown Castle, Inc. – (REIT)	(1,293,170)

(4,100)	Cytokinetics, Inc. *	(314,716)

(4,898)	Danaher Corp.	(894,718)

(316,009)	Devon Energy Corp.	(14,059,240)

(15,662)	Dexcom, Inc. *	(1,154,916)

(6,490)	Diamondback Energy, Inc.	(1,242,705)

(18,295)	Digital Realty Trust, Inc. – (REIT)	(3,476,050)

(7,985)	Dollar Tree, Inc. *	(929,773)

(18,213)	Dominion Energy, Inc.	(1,219,178)

(14,198)	DoorDash, Inc. – Class A *	(2,261,599)

(31,837)	Dow, Inc.	(1,074,499)

(166,116)	DraftKings, Inc. – Class A *	(4,068,181)

(3,600)	DT Midstream, Inc.	(503,928)

(20,060)	DuPont de Nemours, Inc.	(971,305)

(9,600)	Dutch Bros, Inc. – Class A *	(556,800)

(41,300)	D-Wave Quantum, Inc. *	(1,244,782)

(2,961)	Eaton Corp. PLC	(1,186,177)

(16,543)	EchoStar Corp. – Class A *	(2,137,190)

(7,498)	Ecolab, Inc.	(1,919,488)

(6,161)	Equifax, Inc.	(1,021,432)

(4,802)	Erie Indemnity Co. – Class A	(1,023,162)

(14,552)	Estee Lauder Cos., Inc. – Class A	(1,294,400)

(5,377)	Everpure, Inc. – Class A *	(427,525)

(2,399)	Fair Isaac Corp. *	(3,000,165)

(102,883)	Fidelity National Information Services, Inc.	(4,422,940)

Shares	Description	Value ($)

	United States — continued

(608)	First Citizens BancShares, Inc. – Class A	(1,210,230)

(24,238)	Fiserv, Inc. *	(1,370,901)

(1,360)	Flutter Entertainment PLC *	(131,893)

(9,852)	FTAI Aviation Ltd.	(2,564,870)

(25,200)	GameStop Corp. – Class A *	(533,736)

(3,625)	Gartner, Inc. *	(587,975)

(1,481)	GE Vernova, Inc.	(1,434,082)

(520)	Goldman Sachs Group, Inc.	(533,291)

(6,500)	Guardant Health, Inc. *	(842,985)

(13,700)	Guidewire Software, Inc. *	(2,091,579)

(1,900)	HealthEquity, Inc. *	(167,181)

(91,011)	Healthpeak Properties, Inc. – (REIT)	(1,742,861)

(42,700)	Hecla Mining Co.	(758,779)

(3,290)	Home Depot, Inc.	(1,043,391)

(400)	Hut 8 Corp. *	(49,932)

(23,882)	Hyatt Hotels Corp. – Class A	(4,331,240)

(9,622)	Illumina, Inc. *	(1,568,001)

(16,045)	Ingersoll Rand, Inc.	(1,149,464)

(29,613)	Insmed, Inc. *	(3,165,926)

(2,712)	Insulet Corp. *	(393,077)

(36,973)	Intel Corp. *	(4,240,064)

(7,834)	Intercontinental Exchange, Inc.	(1,158,257)

(25,407)	International Flavors & Fragrances, Inc.	(1,932,202)

(38,183)	International Paper Co. (b)	(1,277,985)

(201)	Intuit, Inc.	(66,638)

(3,800)	Ionis Pharmaceuticals, Inc. *	(290,700)

(126,518)	IonQ, Inc. *	(9,118,152)

(6,428)	IQVIA Holdings, Inc. *	(1,171,246)

(49,117)	IREN Ltd. *	(3,120,894)

(1,962)	Johnson Controls International PLC	(263,026)

(10,300)	KeyCorp	(219,699)

(131,858)	Kimberly-Clark Corp. (b)	(12,869,341)

(23,400)	Kimco Realty Corp. – (REIT)	(563,472)

(34,726)	KKR & Co., Inc. (b)	(3,331,612)

(52,576)	Kraft Heinz Co. (b)	(1,262,350)

(9,600)	Kratos Defense & Security Solutions, Inc. *	(615,648)

(1,108)	Labcorp Holdings, Inc.	(288,147)

(2,330)	Lennox International, Inc.	(1,170,033)

(53,842)	Liberty Media Corp.-Liberty Formula One – Class C *	(4,888,315)

(7,605)	Linde PLC	(3,784,932)

(26,132)	Live Nation Entertainment, Inc. *	(4,400,890)

(4,043)	Lumentum Holdings, Inc. *	(3,456,603)

(520)	Madrigal Pharmaceuticals, Inc. NULL *	(258,580)

(324)	Marriott International, Inc. – Class A	(121,694)

(26,733)	Marvell Technology, Inc.	(5,480,265)

(10,700)	McCormick & Co., Inc.	(506,859)

(2,652)	McKesson Corp.	(1,968,951)

(686)	MercadoLibre, Inc. *	(1,163,216)

(8,939)	MongoDB, Inc. *	(2,999,481)

(288)	Motorola Solutions, Inc.	(116,145)

(25,900)	MP Materials Corp. *	(1,675,730)

(4,422)	MSCI, Inc.	(2,791,962)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(14,614)	Natera, Inc. *	(3,264,329)

(15,822)	NextEra Energy, Inc.	(1,376,672)

(13,771)	NIKE, Inc. – Class B	(636,633)

(664)	NiSource, Inc.	(30,690)

(29,200)	Nutanix, Inc. – Class A *	(1,520,444)

(9,570)	Occidental Petroleum Corp.	(541,949)

(50,409)	Oklo, Inc. *	(3,371,354)

(66,656)	Okta, Inc. *	(8,216,685)

(43,411)	ONEOK, Inc.	(3,643,919)

(2,780)	O’Reilly Automotive, Inc. *	(241,526)

(53,005)	Otis Worldwide Corp.	(3,754,874)

(21,874)	Palantir Technologies, Inc. – Class A *	(3,424,156)

(7,321)	Palo Alto Networks, Inc. *	(2,062,253)

(6,476)	Paychex, Inc.	(628,043)

(4,900)	Planet Fitness, Inc. – Class A *	(262,199)

(600)	Planet Labs PBC *	(30,684)

(440)	Praxis Precision Medicines, Inc. *	(153,987)

(1,600)	Public Service Enterprise Group, Inc.	(125,840)

(10,276)	Public Storage – (REIT)	(3,120,718)

(161)	Quanta Services, Inc.	(114,589)

(30,500)	QXO, Inc. *	(526,125)

(26,311)	Realty Income Corp. – (REIT)	(1,612,338)

(5,800)	Reinsurance Group of America, Inc.	(1,164,292)

(4,391)	Republic Services, Inc.	(880,132)

(13,690)	Revolution Medicines, Inc. *	(2,155,901)

(33,500)	Rigetti Computing, Inc. *	(855,590)

(10,000)	Riot Platforms, Inc. *	(271,100)

(280,870)	Rivian Automotive, Inc. – Class A *	(4,578,181)

(43,967)	Robinhood Markets, Inc. – Class A *	(4,146,088)

(96,246)	ROBLOX Corp. – Class A *	(4,537,999)

(178,330)	Rocket Cos., Inc. – Class A * (b)	(2,587,568)

(30,205)	Rocket Lab Corp. *	(4,333,813)

(4,900)	Roku, Inc. *	(637,882)

(42,122)	Rollins, Inc.	(2,005,007)

(1,100)	Royal Caribbean Cruises Ltd.	(313,093)

(7,507)	RTX Corp.	(1,348,708)

(28,200)	Rubrik, Inc. – Class A *	(2,217,366)

(9,700)	Ryan Specialty Holdings, Inc.	(308,945)

(2,870)	S&P Global, Inc.	(1,216,880)

(86,849)	Samsara, Inc. – Class A *	(3,038,847)

(3,579)	Seagate Technology Holdings PLC	(3,148,804)

(1,300)	Semtech Corp. *	(198,302)

(6,690)	ServiceNow, Inc. *	(832,035)

(1,360)	SiTime Corp. *	(965,872)

(166,564)	Skyworks Solutions, Inc.	(12,967,007)

(169,531)	Snap, Inc. – Class A *	(968,022)

(27,497)	Snowflake, Inc. *	(7,026,858)

(214,080)	SoFi Technologies, Inc. *	(3,900,538)

(9,400)	Southern Co.	(865,270)

(33,156)	Starbucks Corp.	(3,287,749)

(3,400)	Starwood Property Trust, Inc. – (REIT)	(58,072)

(2,151)	STERIS PLC	(457,582)

(14,440)	Strategy, Inc. *	(2,297,260)

Shares	Description	Value ($)

	United States — continued

(21,076)	Sun Communities, Inc. – (REIT)	(2,606,258)

(12,141)	Super Micro Computer, Inc. *	(559,579)

(11,611)	Take-Two Interactive Software, Inc. *	(2,602,722)

(12,452)	Targa Resources Corp.	(3,176,132)

(2,400)	TechnipFMC PLC	(164,208)

(3,400)	Tempus AI, Inc. – Class A *	(171,598)

(1,400)	Terawulf, Inc. *	(35,784)

(8,551)	Tesla, Inc. *	(3,726,440)

(5,563)	Texas Pacific Land Corp.	(2,186,259)

(6,151)	T-Mobile U.S., Inc.	(1,153,497)

(27,344)	Tractor Supply Co.	(862,156)

(1,491)	TransDigm Group, Inc.	(1,876,155)

(13,428)	TransUnion	(960,908)

(7,053)	Twilio, Inc. – Class A *	(1,344,584)

(890)	Tyler Technologies, Inc. *	(278,704)

(45,399)	UDR, Inc. – (REIT)	(1,675,223)

(71,697)	Union Pacific Corp. (b)	(18,830,500)

(19,700)	Unity Software, Inc. *	(600,259)

(1,200)	Upstart Holdings, Inc. *	(40,548)

(29,200)	Uranium Energy Corp. *	(402,084)

(2,400)	Varonis Systems, Inc. *	(81,960)

(2,100)	Vaxcyte, Inc. *	(107,940)

(37,404)	Ventas, Inc. – (REIT)	(3,157,646)

(571)	Verisk Analytics, Inc.	(99,919)

(573)	Vertex Pharmaceuticals, Inc. *	(256,440)

(12,815)	Vistra Corp.	(2,053,347)

(7,400)	Vornado Realty Trust – (REIT)	(249,750)

(7,123)	Waste Connections, Inc.	(1,061,470)

(196)	Waste Management, Inc.	(41,446)

(1)	Waters Corp. *	(365)

(10,238)	Watsco, Inc.	(3,758,370)

(1,413)	Wells Fargo & Co.	(109,564)

(10,900)	Welltower, Inc. – (REIT)	(2,238,097)

(5,930)	Western Digital Corp.	(3,150,075)

(50,574)	Williams Cos., Inc.	(3,610,478)

(4,688)	Willis Towers Watson PLC	(1,170,453)

(2,415)	Workday, Inc. – Class A *	(353,049)

(41,375)	Zillow Group, Inc. – Class C *	(1,448,125)

(9,982)	Zimmer Biomet Holdings, Inc.	(821,818)

(31,356)	Zscaler, Inc. *	(4,381,374)

	Total United States	(498,607,291)

	TOTAL COMMON STOCKS (PROCEEDS $723,124,990)	(769,423,584)

	PREFERRED STOCKS (e) — (0.4)%

	Germany — (0.4)%

(7,007)	Sartorius AG	(1,997,260)

(18,101)	Dr. Ing hc F Porsche AG *	(985,258)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,972,908)	(2,982,518)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	RIGHTS/WARRANTS — (0.0)%

	Portugal — (0.0)%

(92,020)	EDP Renewables SA *	(13,620)

	United States — (0.0)%

(1,710)	GameStop Corp. *	(5,558)

	TOTAL RIGHTS/WARRANTS (PROCEEDS $13,391)	(19,178)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — (1.4)%

	United States — (1.4)%

	U.S. Government Agency — (1.4)%

(11,500,000)	Uniform Mortgage-Backed Security, TBA, 6.00%, due 06/01/56	(11,745,901)

	TOTAL DEBT OBLIGATIONS (PROCEEDS $11,734,492)	(11,745,901)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $737,845,781)	(784,171,181)

	Other Assets and Liabilities (net) — 0.8%	6,119,262

	TOTAL NET ASSETS — 100.0%	$ 813,809,609

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2026

Carlyle ARE Partners II, L.P.	03/24/26	$2,051,226	0.2%	$1,840,921

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/13/2026	SSB	AUD	1,400,000	USD	1,012,435	7,644
08/13/2026	MSCI	AUD	6,410,000	USD	4,636,336	35,832
06/23/2026	SSB	CAD	1,957,763	USD	1,435,701	14,318
06/26/2026	SSB	CAD	4,590,795	USD	3,350,499	17,048
06/26/2026	CITI	CAD	12,702,952	USD	9,259,237	35,418
06/26/2026	DB	CAD	877,925	USD	643,122	5,647
06/26/2026	JPM	CAD	20,795	USD	15,344	244
06/26/2026	MSCI	CAD	14,109,971	USD	10,357,324	111,845
07/08/2026	BCLY	CAD	5,400,000	USD	3,932,947	9,930
08/10/2026	MSCI	COP	720,000,000	USD	194,708	2,648
06/30/2026	UBSA	EUR	23,457,229	USD	27,503,390	109,391
06/18/2026	DB	EUR	19,290,000	USD	22,590,394	74,587
06/05/2026	SSB	GBP	21,217,426	USD	28,659,289	85,996
06/05/2026	MSCI	GBP	1,417,412	USD	1,927,293	18,479
06/16/2026	GS	INR	225,000,000	USD	2,416,030	51,018
06/16/2026	SSB	INR	30,000,000	USD	317,756	2,421
06/17/2026	BCLY	JPY	157,000,000	USD	1,005,269	18,264
06/30/2026	SSB	JPY	535,429,786	USD	3,427,600	57,926
07/15/2026	SSB	MXN	42,300,000	USD	2,440,916	9,893
07/15/2026	CITI	MXN	5,600,000	USD	322,850	1,013
06/30/2026	SSB	NOK	17,313,366	USD	1,876,906	5,322
06/30/2026	UBSA	NOK	23,907,969	USD	2,596,130	11,665
07/01/2026	CITI	PHP	34,500,000	USD	565,157	5,274
07/01/2026	MSCI	PHP	37,600,000	USD	628,353	18,161
07/01/2026	BCLY	PHP	50,500,000	USD	844,453	24,914
07/01/2026	SSB	PHP	21,000,000	USD	344,647	3,849
06/17/2026	MSCI	SEK	42,000,000	USD	4,600,538	48,138

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/20/2026	CITI	SGD	6,160,000	USD	4,873,877	31,117
07/21/2026	CITI	THB	94,552,251	USD	2,972,612	56,494
06/30/2026	SSB	USD	12,358,536	AUD	17,253,417	35,534
06/05/2026	SSB	USD	1,296,126	CHF	1,023,996	16,184
08/10/2026	MSCI	USD	14,316,245	COP	54,432,800,000	203,718
08/10/2026	GS	USD	298,978	COP	1,160,000,000	10,452
07/15/2026	DB	USD	1,964,151	CZK	40,900,000	1,170
07/15/2026	CITI	USD	364,787	CZK	7,600,000	407
06/30/2026	SSB	USD	2,234,278	EUR	1,916,445	3,800
07/15/2026	JPM	USD	2,137,374	GBP	1,590,000	3,707
08/19/2026	DB	USD	3,997,750	HUF	1,243,020,539	84,753
08/19/2026	SSB	USD	386,182	HUF	120,000,000	7,939
06/16/2026	CITI	USD	312,688	INR	30,000,000	2,647
06/16/2026	GS	USD	230,959	INR	22,000,000	287
06/16/2026	MSCI	USD	270,265	INR	26,000,000	3,026
06/17/2026	JPM	USD	1,482,731	JPY	236,000,000	920
07/15/2026	SSB	USD	10,360,137	MXN	182,318,725	117,896
07/02/2026	MSCI	USD	5,950,815	MXN	104,687,031	72,189
07/15/2026	CITI	USD	20,476,586	NOK	195,027,768	600,652
06/30/2026	SSB	USD	46,119,387	NOK	429,297,703	287,933
06/17/2026	JPM	USD	4,687,984	NZD	7,980,000	93,048
06/17/2026	SSB	USD	4,125,188	NZD	7,020,000	80,683
06/17/2026	BCLY	USD	2,837,293	NZD	4,800,000	38,516
06/17/2026	MSCI	USD	2,773,716	NZD	4,660,000	18,215
06/30/2026	BCLY	USD	882,400	NZD	1,505,232	19,811
06/30/2026	MSCI	USD	11,767,636	PEN	41,580,000	397,296
06/30/2026	CITI	USD	1,558,801	PEN	5,400,000	21,060

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/01/2026	GS	USD	437,835	PHP	27,000,000	334
07/27/2026	BCLY	USD	991,313	SEK	9,174,215	5,155
07/29/2026	BCLY	USD	1,211,180	TRY	59,300,000	11,301
07/27/2026	GS	USD	795,065	TWD	25,156,651	2,075
06/30/2026	MSCI	USD	12,721,014	ZAR	212,100,000	329,352
06/30/2026	CITI	USD	158,972	ZAR	2,600,000	1,004
06/30/2026	UBSA	AUD	1,266,042	USD	902,112	(7,355)
07/27/2026	MSCI	AUD	23,069,997	USD	16,408,978	(154,484)
08/13/2026	CITI	AUD	2,220,000	USD	1,580,951	(12,360)
06/30/2026	SSB	AUD	2,791,900	USD	1,994,248	(11,326)
07/08/2026	JPM	CAD	3,690,000	USD	2,661,461	(19,267)
07/08/2026	BCLY	CAD	4,100,000	USD	2,973,627	(4,960)
06/05/2026	BCLY	CHF	56,957,628	USD	71,764,993	(1,229,478)
07/15/2026	MSCI	CHF	17,937,275	USD	23,019,576	(66,926)
07/15/2026	JPM	CHF	1,780,000	USD	2,288,708	(2,274)
08/10/2026	MSCI	CLP	525,903,500	USD	585,547	(5,547)
08/10/2026	GS	COP	1,059,500,000	USD	280,644	(1,977)
07/15/2026	DB	CZK	29,000,000	USD	1,392,674	(830)
08/31/2026	MSCI	EUR	2,527,000	USD	2,950,888	(7,636)
08/31/2026	JPM	EUR	8,841,266	USD	10,326,143	(24,904)
07/15/2026	MSCI	GBP	1,090,000	USD	1,462,757	(5,028)
08/12/2026	MSCI	ILS	10,017,605	USD	3,448,992	(106,155)
06/16/2026	SSB	INR	62,000,000	USD	646,367	(5,325)
07/15/2026	SSB	MXN	33,000,000	USD	1,887,233	(9,308)
07/15/2026	CITI	MXN	12,600,000	USD	718,572	(5,563)
06/30/2026	SSB	NOK	38,201,516	USD	4,117,181	(12,424)
06/30/2026	UBSA	NOK	6,525,413	USD	701,302	(4,099)
06/17/2026	JPM	NZD	2,540,000	USD	1,457,390	(64,393)
06/17/2026	MSCI	NZD	6,360,000	USD	3,732,699	(77,749)
06/17/2026	SSB	NZD	11,770,000	USD	6,980,486	(71,238)
06/30/2026	JPM	NZD	5,586,575	USD	3,294,621	(53,877)
06/17/2026	BCLY	NZD	2,490,000	USD	1,471,492	(20,334)
08/19/2026	SSB	PLN	5,550,000	USD	1,518,167	(11,855)
08/19/2026	CITI	PLN	1,250,000	USD	342,859	(1,740)
08/26/2026	DB	RON	22,291,896	USD	4,902,815	(26,212)
06/17/2026	GS	SEK	12,800,000	USD	1,378,291	(9,106)
06/17/2026	CITI	SEK	23,400,000	USD	2,495,019	(41,318)
07/27/2026	MSCI	SEK	57,698,760	USD	6,190,329	(76,686)
07/21/2026	CITI	THB	54,000,000	USD	1,660,344	(5,087)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/30/2026	SSB	USD	2,968,699	AUD	4,127,688	(3,556)
07/02/2026	BCLY	USD	9,993,963	BRL	50,660,798	(24,603)
07/02/2026	JPM	USD	24,750,802	BRL	125,649,917	(24,596)
07/08/2026	BCLY	USD	11,742,722	CAD	16,010,000	(111,703)
06/23/2026	BOA	USD	14,344,249	CAD	19,526,892	(167,262)
07/08/2026	JPM	USD	4,485,685	CAD	6,090,000	(61,393)
06/05/2026	SSB	USD	1,604,127	CHF	1,251,430	(347)
07/15/2026	SSB	USD	3,561,404	CHF	2,750,000	(21,965)
07/15/2026	CITI	USD	936,049	CZK	19,400,000	(3,843)
07/15/2026	MSCI	USD	620,545	CZK	12,800,000	(5,482)
07/15/2026	DB	USD	727,408	CZK	15,000,000	(6,631)
06/30/2026	BCLY	USD	1,753,984	EUR	1,496,142	(6,749)
06/30/2026	SSB	USD	3,523,890	EUR	2,996,430	(24,577)
07/15/2026	BCLY	USD	5,360,346	GBP	3,970,000	(14,377)
07/15/2026	SSB	USD	1,733,575	GBP	1,280,000	(9,938)
06/30/2026	JPM	USD	3,272,766	GBP	2,423,444	(9,281)
06/30/2026	SSB	USD	514,744	GBP	378,856	(4,565)
08/05/2026	CITI	USD	3,348,184	IDR	58,336,743,000	(90,710)
08/05/2026	GS	USD	190,812	IDR	3,307,000,000	(6,152)
06/16/2026	BCLY	USD	537,230	INR	51,000,000	(1,160)
06/16/2026	CITI	USD	930,766	INR	88,000,000	(5,784)
06/16/2026	SSB	USD	1,510,065	INR	142,000,000	(17,480)
06/17/2026	JPM	USD	27,212,970	JPY	4,300,915,155	(174,576)
06/17/2026	SSB	USD	1,257,391	JPY	199,000,000	(6,346)
06/30/2026	SSB	USD	39,755,830	JPY	6,299,192,030	(112,492)
06/30/2026	UBSA	USD	1,426,247	JPY	225,998,626	(3,947)
07/16/2026	JPM	USD	1,443,784	KRW	2,128,830,175	(30,784)
07/16/2026	SSB	USD	3,039,373	KRW	4,460,000,000	(79,071)
07/16/2026	GS	USD	419,827	KRW	620,000,000	(8,305)
07/07/2026	JPM	USD	5,113,106	KRW	7,540,962,740	(108,787)
07/01/2026	CITI	USD	2,548,939	PHP	155,600,000	(23,785)
07/01/2026	MSCI	USD	373,866	PHP	22,500,000	(8,725)
07/01/2026	SSB	USD	268,365	PHP	16,500,000	(595)
07/21/2026	CITI	USD	2,752,095	THB	87,600,000	(50,395)
06/30/2026	SSB	ZAR	15,600,000	USD	939,639	(20,218)
07/27/2026	GS	ZAR	34,592,060	USD	2,089,450	(34,295)

						$(95,736)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
23	Australia Government Bond 10 Yr.	June 2026	1,802,363	23,578
56	Canada Government Bond 10 Yr.	September 2026	4,883,676	30,377
14	Cocoa(i)	July 2026	549,220	(23,699)
268	Corn(i)	July 2026	5,986,450	(91,833)
193	Cotton(i)	July 2026	7,348,475	66,281
136	Euro Bund	June 2026	20,065,155	(322,048)
185	FTSE 100 Index	June 2026	25,958,027	211,979
66	Health Care Select Sector Futures	June 2026	9,972,600	(64,516)
966	IODEX Futures(i)	July 2026	10,166,184	(123,172)
48	KOSPI 200 Index	June 2026	10,749,834	1,119,633
317	Lean Hogs(i)	July 2026	12,616,600	(529,946)
7	Natural Gas(i)	June 2026	230,300	11,395
15	RBOB Gasoline(i)	June 2026	1,911,672	40,624
27	S&P 500 E-Mini	June 2026	10,254,263	34,667
264	Soybean(i)	July 2026	15,665,100	(90,033)
165	Soybean Meal(i)	July 2026	5,441,700	142,547
568	Sugar(i)	June 2026	8,944,410	(57,385)
77	TOPIX Index	June 2026	19,122,153	1,363,373
142	UK Gilt Long Bond	September 2026	16,969,872	280,002
97	WTI Crude(i)	June 2026	8,473,920	(370,911)

			$197,111,974	$1,650,913

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
25	BBG U.S. Corporate Investment Grade Duration-Hedged Index Futures	June 2026	2,812,500	(1,921)
31	CAC40 10 Euro	June 2026	2,945,396	(73,142)
316	CBOE Volatility Index(i)	June 2026	5,557,903	1,025,195
156	Coffee(i)	July 2026	15,537,600	1,400,354
48	Copper(i)	July 2026	7,666,800	(531,763)
4	DAX Index Futures	June 2026	2,936,878	(131,097)
543	E-mini Russell 2000 Index	June 2026	79,394,745	(5,737,349)
52	E-mini Technology Select Sector Futures	June 2026	20,048,080	(3,735,666)
20	FTSE 100 Index	June 2026	5,843,546	(348,331)
170	FTSE Taiwan Index	June 2026	26,505,272	(633,849)
92	Hang Seng Index	June 2026	14,663,943	241,887
262	IFSC NIFTY 50 Index	June 2026	12,429,683	61,205
106	Live Cattle Futures(i)	August 2026	10,135,720	236,476
303	MSCI Singapore	June 2026	10,945,357	(90,326)
11	NY Harbor ULSD Futures(i)	June 2026	1,611,733	128
392	OMX Stockholm 30 Index	June 2026	13,316,408	(357,231)
3	S&P/TSX 60 Index Futures	June 2026	880,383	(23,237)
15	Silver(i)	July 2026	5,690,625	127,716
679	Soybean Oil(i)	July 2026	31,663,128	(4,108,179)
88	SPI 200 Futures	June 2026	13,835,941	(65,239)
21	Swiss Market New Index Futures	June 2026	3,639,929	(197,044)
11	U.S. Treasury Note 2 Yr. (CBT)	September 2026	2,272,187	(2,681)
4	U.S. Treasury Note 5 Yr. (CBT)	September 2026	428,844	(531)
4	U.S. Treasury Ultra 10 Yr. (CBT)	September 2026	448,313	(1,523)
206	WCE Canola Futures(i)	July 2026	2,273,897	(121,715)
237	Wheat(i)	July 2026	7,234,425	45,262

			$300,719,236	$(13,022,601)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
Equity Options – Calls
International Paper Co.(b)	42.50	06/18/26	(285)	USD	(953,895)	(21,375)
Lamb Weston Holdings, Inc.(b)	62.50	06/18/26	(92)	USD	(397,256)	(2,760)
Lamb Weston Holdings, Inc.(b)	55.00	06/18/26	(102)	USD	(440,436)	(1,020)
Meta Platforms, Inc.(b)	620.00	06/18/26	(16)	USD	(1,012,016)	(41,216)
Netflix, Inc.(b)	95.00	06/18/26	(77)	USD	(662,354)	(3,234)
TFI International, Inc.(b)	85.00	07/17/26	(69)	USD	(1,467,492)	(496,110)
Avantor, Inc.(b)	9.00	08/21/26	(510)	USD	(465,120)	(66,300)
Avantor, Inc.(b)	8.00	08/21/26	(557)	USD	(507,984)	(114,185)
Cognex Corp.(b)	35.00	08/21/26	(154)	USD	(1,014,090)	(502,040)
Gitlab, Inc.(b)	25.00	08/21/26	(212)	USD	(658,260)	(162,392)
LKQ Corp.(b)	32.50	08/21/26	(439)	USD	(1,190,568)	(21,950)
Air Products & Chemicals, Inc.(b)	280.00	09/18/26	(31)	USD	(863,722)	(56,420)
Becton Dickinson & Co.(b)	200.00	09/18/26	(40)	USD	(588,480)	(54,000)
Blackstone, Inc.(b)	115.00	09/18/26	(70)	USD	(818,790)	(81,550)
Charter Communications, Inc.(b)	220.00	09/18/26	(14)	USD	(201,670)	(5,880)
Cognizant Technology Solutions Corp.(b)	62.50	09/18/26	(176)	USD	(981,288)	(58,080)
Comcast Corp.(b)	29.00	09/18/26	(330)	USD	(820,710)	(21,450)
Comcast Corp.(b)	31.00	09/18/26	(94)	USD	(233,778)	(3,478)
Fluor Corp.(b)	42.50	09/18/26	(265)	USD	(1,212,640)	(214,650)
Fluor Corp.(b)	47.50	09/18/26	(62)	USD	(283,712)	(30,504)
iShares iBoxx USD Investment Grade Corporate Bond ETF(b)	109.00	09/18/26	(571)	USD	(6,244,456)	(139,895)
Keurig Dr. Pepper, Inc.(b)	28.00	09/18/26	(395)	USD	(1,186,185)	(138,250)
Kimberly-Clark Corp.(b)	100.00	09/18/26	(57)	USD	(556,320)	(27,930)
Kimberly-Clark Corp.(b)	105.00	09/18/26	(55)	USD	(536,800)	(17,600)
KKR & Co., Inc.(b)	95.00	09/18/26	(86)	USD	(825,084)	(85,570)
Kraft Heinz Co.(b)	25.00	09/18/26	(204)	USD	(489,804)	(17,952)
Meta Platforms, Inc.(b)	630.00	09/18/26	(8)	USD	(506,008)	(44,520)
Netflix, Inc.(b)	89.00	09/18/26	(48)	USD	(412,896)	(30,000)
Netflix, Inc.(b)	84.00	09/18/26	(36)	USD	(309,672)	(32,580)
Penn Entertainment, Inc.(b)	15.00	09/18/26	(531)	USD	(999,873)	(292,050)
Penn Entertainment, Inc.(b)	12.00	09/18/26	(404)	USD	(760,732)	(327,240)
Target Corp.(b)	105.00	09/18/26	(104)	USD	(1,321,528)	(270,920)
Brookfield Asset Management Ltd.(b)	45.00	10/16/26	(179)	USD	(1,193,572)	(125,300)
Jacobs Solutions, Inc.(b)	135.00	10/16/26	(64)	USD	(767,104)	(38,400)
Solventum Corp.(b)	70.00	10/16/26	(52)	USD	(389,740)	(53,040)
Eagle Materials, Inc.(b)	180.00	11/20/26	(35)	USD	(774,130)	(184,450)
Cooper Cos., Inc.(b)	60.00	12/18/26	(175)	USD	(1,071,175)	(176,750)
Gitlab, Inc.(b)	22.50	12/18/26	(165)	USD	(512,325)	(183,150)
Middleby Corp.(b)	145.00	12/18/26	(68)	USD	(1,054,068)	(178,840)
Qiagen NV(b)	40.00	12/18/26	(286)	USD	(905,047)	(108,680)
Union Pacific Corp.(b)	230.00	12/18/26	(40)	USD	(1,050,560)	(184,000)
Albertsons Cos., Inc.(b)	17.00	01/15/27	(673)	USD	(1,050,553)	(80,760)
Boston Scientific Corp.(b)	65.00	01/15/27	(150)	USD	(724,650)	(38,400)
Charter Communications, Inc.(b)	150.00	01/15/27	(44)	USD	(633,820)	(134,200)
Rocket Cos., Inc.(b)	14.20	01/15/27	(669)	USD	(970,719)	(216,087)
Synopsys, Inc.(b)	400.00	01/15/27	(19)	USD	(903,678)	(227,886)

	Total Equity Options – Calls					(5,313,044)

Index Options – Puts
S&P 500 Index	7,165.00	06/03/26	(22)	USD	(16,676,132)	(1,210)
S&P 500 Index	7,190.00	06/03/26	(19)	USD	(14,402,114)	(1,330)
S&P 500 Index	7,160.00	06/03/26	(22)	USD	(16,676,132)	(1,430)
S&P 500 Index	7,170.00	06/03/26	(21)	USD	(15,918,126)	(1,260)
S&P 500 Index	7,185.00	06/03/26	(19)	USD	(14,402,114)	(1,330)
S&P 500 Index	7,175.00	06/03/26	(20)	USD	(15,160,120)	(1,200)
S&P 500 Index	7,180.00	06/03/26	(20)	USD	(15,160,120)	(1,400)
E-mini Russell 2000 Index	2,790.00	06/05/26	(62)	USD	(18,130,660)	(18,290)
E-mini Russell 2000 Index	2,795.00	06/05/26	(59)	USD	(44,722,354)	(18,408)
S&P 500 Index	7,125.00	06/05/26	(10)	USD	(7,580,060)	(1,350)
S&P 500 Index	7,305.00	06/05/26	(6)	USD	(4,548,036)	(2,148)
S&P 500 Index	7,290.00	06/05/26	(6)	USD	(4,548,036)	(2,040)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Written Options — continued

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)
S&P 500 Index	7,300.00	06/05/26	(6)	USD	(4,548,036)	(2,100)
S&P 500 Index	7,310.00	06/05/26	(6)	USD	(4,548,036)	(2,262)
S&P 500 Index	7,295.00	06/05/26	(6)	USD	(4,548,036)	(2,070)
S&P 500 Index	7,320.00	06/05/26	(5)	USD	(3,790,030)	(2,000)
S&P 500 Index	7,315.00	06/05/26	(5)	USD	(3,790,030)	(1,910)
S&P 500 Index	7,285.00	06/05/26	(6)	USD	(4,548,036)	(1,842)
S&P 500 Index	7,175.00	06/12/26	(10)	USD	(7,580,060)	(6,080)
S&P 500 Index	7,235.00	06/18/26	(10)	USD	(7,580,060)	(16,500)
S&P 500 Index	7,400.00	06/26/26	(9)	USD	(6,822,054)	(42,300)
S&P 500 Index	7,410.00	06/30/26	(10)	USD	(7,580,060)	(54,700)
S&P 500 Index	7,475.00	07/10/26	(10)	USD	(7,580,060)	(86,500)
S&P 500 Index	7,585.00	07/17/26	(9)	USD	(6,822,054)	(121,230)

			Total Index Options – Puts			(390,890)

			TOTAL WRITTEN OPTIONS (Premiums $5,480,667)			$(5,703,934)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUR.42	EUR	60,000,000	1.00%	0.36%	N/A	12/20/2029	Quarterly	(1,121,255)	(1,529,010)	(407,755)
ITRAXX.XO.44	EUR	8,800,000	5.00%	2.23%	N/A	12/20/2030	Quarterly	(832,757)	(1,144,595)	(311,838)
CDX.NA.IG.46	USD	88,562,000	1.00%	0.90%	N/A	06/20/2036	Quarterly	141,001	(683,345)	(824,346)
ITRAXX.EUR.45	EUR	75,532,000	1.00%	0.94%	N/A	06/20/2036	Quarterly	590,938	(465,259)	(1,056,197)
Sell Protection^:
CDX.NA.HY.46	USD	10,144,530	5.00%	3.02%	10,144,530 USD	06/20/2031	Quarterly	757,201	846,064	88,863
CDX.NA.IG.46	USD	214,622,000	1.00%	0.51%	214,622,000 USD	06/20/2031	Quarterly	4,083,981	4,830,283	746,302
ITRAXX.EUR.45	EUR	178,417,000	1.00%	0.53%	178,417,000 EUR	06/20/2031	Quarterly	3,672,752	4,634,094	961,342
ITRAXX.XO.45	EUR	11,846,000	5.00%	2.59%	11,846,000 EUR	06/20/2031	Quarterly	1,335,258	1,441,767	106,509

								$8,627,119	$7,929,999	$(697,120)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
ITRAXX.EUR.44	BOA	EUR	2,150,000	1.00%	5.97%	N/A	12/20/2030	Quarterly	513,733	490,556	(23,177)
ITRAXX.EUR.44	BOA	EUR	4,690,000	1.00%	1.44%	N/A	12/20/2030	Quarterly	121,782	103,982	(17,800)
CMBX.NA.BBB-.18	CGMI	USD	13,000,000	3.00%	5.93%	N/A	12/17/2057	Monthly	1,145,626	1,047,963	(97,663)
CMBX.NA.BBB-.18	GS	USD	6,500,000	3.00%	5.93%	N/A	12/17/2057	Monthly	418,437	523,981	105,544
CMBX.NA.BBB-.18	GS	USD	10,000,000	3.00%	5.93%	N/A	12/17/2057	Monthly	775,950	806,125	30,175
CMBX.NA.BBB-.18	MSCI	USD	6,500,000	3.00%	5.93%	N/A	12/17/2057	Monthly	455,000	523,981	68,981
CMBX.NA.A.15	CGMI	USD	2,222,000	2.00%	2.95%	N/A	11/18/2064	Monthly	266,640	90,057	(176,583)
CMBX.NA.A.15	MSCI	USD	2,222,500	2.00%	2.95%	N/A	11/18/2064	Monthly	134,224	90,077	(44,147)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	0.75%	3,750,000 USD	12/20/2029	Quarterly	353,771	532,451	178,680
CDX.NA.HY.43	GS	USD	3,750,000	5.00%	1.89%	3,750,000 USD	12/20/2029	Quarterly	(198,229)	384,953	583,182
ITRAXX.EUR.42	BOA	EUR	100,000,000	1.00%	0.17%	100,000,000 EUR	12/20/2029	Quarterly	3,480,791	3,313,463	(167,328)
CDX.NA.HY.45	JPM	USD	37,131,235	5.00%	0.46%	37,131,235 USD	12/20/2030	Quarterly	6,982,530	6,843,213	(139,317)
ITRAXX.EUR.44	BOA	EUR	50,000,000	1.00%	0.25%	50,000,000 EUR	12/20/2030	Quarterly	2,011,827	1,891,517	(120,310)
ITRAXX.XO.44	BNP	EUR	20,000,000	5.00%	0.54%	20,000,000 EUR	12/20/2030	Quarterly	4,655,030	4,344,935	(310,095)
CMBX.NA.BBB-.17	GS	USD	5,000,000	3.00%	5.88%	5,000,000 USD	12/15/2056	Monthly	(639,062)	(712,375)	(73,313)
CMBX.NA.BBB-.17	MSCI	USD	4,560,000	3.00%	5.88%	4,560,000 USD	12/15/2056	Monthly	(605,625)	(649,686)	(44,061)
CMBX.NA.AAA.10	GS	USD	3,796,353	0.50%	0.17%	3,796,353 USD	11/17/2059	Monthly	34,721	3,791	(30,930)
CMBX.NA.AAA.15	CGMI	USD	4,438,227	0.50%	0.46%	4,438,227 USD	11/18/2064	Monthly	(165,593)	8,099	173,692
CMBX.NA.AAA.15	GS	USD	1,727,364	0.50%	0.46%	1,727,364 USD	11/18/2064	Monthly	(26,581)	3,010	29,591
CMBX.NA.AAA.15	MSCI	USD	4,438,227	0.50%	0.46%	4,438,227 USD	11/18/2064	Monthly	(64,111)	8,099	72,210

									$19,650,861	$19,648,192	$(2,669)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.57%	3 Month AUD BBSW	AUD	247,600,000	06/17/2028	Quarterly	336,027	(191,108)	(527,135)
CAD-CORRA-OIS-COMPOUND	3.07%	CAD	74,000,000	06/17/2028	Annually	183,225	409,475	226,250
CHF-SARON-OIS-COMPOUND	0.21%	CHF	115,500,000	06/17/2028	Annually	50,185	227,005	176,820
2.34%	EUR-EuroSTR-COMPOUND	EUR	56,900,000	06/17/2028	Annually	339,616	121,027	(218,589)
3.97%	GBP-SONIA-COMPOUND	GBP	54,777,000	06/17/2028	Annually	33,951	166,661	132,710
NZD Bank Bill Rate	3.60%	NZD	53,400,000	06/17/2028	Quarterly	(4,865)	39,875	44,740
SEK STIBOR	2.77%	SEK	407,200,000	06/17/2028	Quarterly	25,346	323,071	297,725
3.32%	USD-SOFR-OIS COMPOUND	USD	38,400,000	06/17/2028	Annually	276,403	405,307	128,904
BRL-CDI	13.00%	BRL	35,811,804	01/02/2031	At Maturity	(39,112)	(276,458)	(237,346)
MXN-TIIE ON-OIS COMPOUND	8.26%	MXN	227,000,000	06/11/2031	Monthly	105,939	226,349	120,410
5.10%	CL-CLICP-BLOOMBERG	CLP	3,200,000,000	06/17/2031	Semi-Annually	(13,692)	(25,601)	(11,909)
1.62%	CNY-CNREPOFIX=CFXS-Reuters	CNY	69,000,000	06/17/2031	Quarterly	7,153	(53,217)	(60,370)
COP-IBR-OIS-COMPOUND	11.50%	COP	25,100,000,000	06/17/2031	Quarterly	(45,002)	(43,232)	1,770
CZK-PRIBOR-PRBO	4.44%	CZK	234,500,000	06/17/2031	Semi-Annually	54,131	94,668	40,537
7.09%	HUF-BUBOR-REUTERS	HUF	3,321,800,000	06/17/2031	Semi-Annually	(450,107)	(971,178)	(521,071)
3.74%	ILS-SHIR-OIS COMPOUND	ILS	30,100,000	06/17/2031	Annually	(9,417)	(216,503)	(207,086)
6.52%	INR-FBIL-MIBOR-OIS-COMPOUND	INR	249,600,000	06/17/2031	Semi-Annually	18,032	10,821	(7,211)
KRW-CD-KSDA-BLOOMBERG	3.62%	KRW	15,900,000,000	06/17/2031	Quarterly	(8,548)	(142,555)	(134,007)
MYR-KLIBOR-BNM	3.57%	MYR	9,500,000	06/17/2031	Quarterly	1,450	(1,492)	(2,942)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
4.61%	PLN-WIBOR-WIBO	PLN	4,100,000	06/17/2031	Semi-Annually	(4,939)	(9,708)	(4,769)
1.92%	SGD-SORA-COMPOUND	SGD	11,400,000	06/17/2031	Semi-Annually	(10,908)	(16,130)	(5,222)
1.63%	THB-THOR	THB	170,900,000	06/17/2031	Quarterly	8,914	41,937	33,023
TWD-REUTERS-6165	4.52%	TWD	195,100,000	06/17/2031	Quarterly	639,103	630,256	(8,847)
ZAR-JIBAR-SAFEX	7.67%	ZAR	7,900,000	06/17/2031	Quarterly	(1,206)	4,114	5,320
6 Month AUD BBSW	5.04%	AUD	59,300,000	06/17/2036	Semi-Annually	(153,783)	341,000	494,783
6 Month AUD BBSW	5.09%	AUD	8,800,000	06/17/2036	Semi-Annually	28,728	75,784	47,056
3.35%	CAD-CORRA-OIS-COMPOUND	CAD	17,100,000	06/17/2036	Annually	(11,060)	(166,166)	(155,106)
3.15%	CAD-CORRA-OIS-COMPOUND	CAD	15,000,000	06/17/2036	Annually	75,488	39,079	(36,409)
0.65%	CHF-SARON-OIS-COMPOUND	CHF	14,900,000	06/17/2036	Annually	(49,523)	(25,772)	23,751
0.64%	CHF-SARON-OIS-COMPOUND	CHF	24,100,000	06/17/2036	Annually	(39,506)	(23,358)	16,148
EUR-EuroSTR-COMPOUND	2.74%	EUR	12,800,000	06/17/2036	Annually	(205,084)	(23,353)	181,731
2.70%	EUR-EuroSTR-COMPOUND	EUR	12,500,000	06/17/2036	Annually	233,481	77,982	(155,499)
GBP-SONIA-COMPOUND	4.34%	GBP	13,045,000	06/17/2036	Annually	(3,755)	(86,767)	(83,012)
GBP-SONIA-COMPOUND	4.35%	GBP	14,600,000	06/17/2036	Annually	(71,191)	(82,956)	(11,765)
4.45%	3 Month NZD Bank Bill Rate	NZD	12,700,000	06/17/2036	Quarterly	(16,365)	(151,300)	(134,935)
NZD Bank Bill Rate	4.45%	NZD	20,800,000	06/17/2036	Quarterly	(14,642)	244,710	259,352
3.09%	3 Month SEK STIBOR	SEK	90,700,000	06/17/2036	Quarterly	11,130	(167,528)	(178,658)
3.00%	3 Month SEK STIBOR	SEK	56,800,000	06/17/2036	Quarterly	4,599	(57,514)	(62,113)
USD-SOFR-OIS COMPOUND	3.70%	USD	9,200,000	06/17/2036	Annually	(163,425)	(259,438)	(96,013)
3.70%	USD-SOFR-OIS COMPOUND	USD	13,200,000	06/17/2036	Annually	30,017	377,657	347,640

						$1,146,788	$865,444	$(281,344)

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
0.15%	SG US Strong Balance Sheet Hedged Index	SOCG	USD	33,926,094	09/17/2026	Quarterly	—	(4,024,117)	(4,024,117)
0.20% (i)	BNP Paribas Cross Asset Trend Allocator Index	BNP	USD	20,269,382	01/07/2027	Quarterly	—	1,071,025	1,071,025
0.20% (i)	SGI CTA MF (Excess Return)	SOCG	USD	19,561,077	01/07/2027	Quarterly	—	221,090	221,090
1 Day Overnight Federal Funds Effective Rate plus 0.33%	MSCI Daily Total Return Net Value EAFE Index	UBSA	USD	14,366,108	02/01/2027	Monthly	—	251,170	251,170
MSCI Daily Trust Net Growth EAFE Index	1 Day Overnight Federal Funds Effective Rate plus 0.34%	UBSA	USD	14,073,219	02/01/2027	Monthly	—	(533,910)	(533,910)
0.20% (i)	BNP Paribas Cross Asset Trend Allocator Index	BNP	USD	20,998,969	04/02/2027	Quarterly	116	908,062	907,946
0.20% (i)	SGI CTA Index (Excess Return)	SOCG	USD	20,999,517	04/02/2027	Quarterly	117	373,824	373,707
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	6,903,241	06/26/2028	Monthly	—	163,626	163,626
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	5,322,134	06/18/2027	Monthly	—	2,025	2,025
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	18,994,500	06/24/2028	Monthly	—	288,015	288,015
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	17,380,769	06/18/2027	Monthly	—	163,368	163,368
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	12,306,039	06/18/2027	Monthly	—	(478,919)	(478,919)

							$233	$(1,594,741)	$(1,594,974)

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(b)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(c)	All or a portion of this security is out on loan.

(d)	Securities are traded on separate exchanges for the same entity.

(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	Investment valued using significant unobservable inputs.

(g)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(h)	Private placement security; restricted as to resale.

(i)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.

(j)	The rate disclosed is the 7 day net yield as of May 31, 2026.

(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(l)

Periodic payments made/received are based on the total return of the referenced entity. The following table represents the individual long and/or short positions with in the custom equity basket swap as of May 31, 2026.

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:

(1,480)	Aeroports de Paris SA	1.1%	(198,304)

(39,151)	Allefro.eu.SA	2.0%	(374,855)

(7,133)	Antofagasta PLC	2.1%	(392,939)

(1,000)	Asia Vital Components Co., Ltd.	0.5%	(84,326)

(9,800)	AXIA Energia SA	0.5%	(101,855)

(2,231)	Budimex SA	2.3%	(429,673)

(8,645)	Capitec Bank Holdings Ltd.	12.8%	(2,383,120)

(13,759)	CD Projekt SA	4.7%	(881,388)

(40,686)	Cellnex Telecom SA	7.3%	(1,361,462)

(39,132)	Clicks Group Ltd.	3.0%	(566,019)

(80,900)	Delta Electronics (Thailand) Public Co. Ltd. NVDR	4.7%	(872,447)

(4,000)	Delta Electronics, Inc.	1.6%	(306,905)

(488)	Doosan Co. Ltd.	3.4%	(640,325)

(3,529)	Ecopro Co. Ltd.	1.7%	(326,128)

(186)	eMemory Technology, Inc.	0.1%	(20,079)

(40,300)	Eneva SA	1.1%	(204,753)

(88)	Entain PLC	0.0%	(630)

(827)	Euronext NV	0.7%	(134,395)

(11,444)	Fresnillo PLC	2.7%	(502,842)

(12,641)	Getlink SE	1.5%	(276,211)

(5,000)	Global Unichip Corp.	3.9%	(737,735)

(3,085)	Grupo Aeroportuario del Pacífico	0.4%	(72,483)

(90)	HD Hyundai Electric Co. Ltd.	0.3%	(63,030)

(515)	Hermes International SCA	5.1%	(962,395)

(3,522)	HLB, Inc.	0.6%	(118,612)

Shares	Description	% of Equity Basket	Value ($)

(12,000)	Hong Kong Exchange and Clearing Ltd.	3.3%	(612,720)

(2,302)	HYBE Co. Ltd.	1.8%	(335,088)

(10,354)	Hyundai Rotem Co.	7.4%	(1,378,190)

(14,000)	Kingdee International Software Group Co. Ltd.	0.1%	(13,072)

(87)	LIG Defense & Aerospace Co., Ltd.	0.2%	(46,222)

(1,796)	London Stock Exchange Group PLC	1.2%	(217,315)

(119)	LPP SA	4.0%	(739,136)

(832)	Phoenix Group Holdings PLC	0.0%	(8,656)

(13,733)	Public Power Corp.	1.8%	(345,311)

(1,596)	Samsung Biologics Co. Ltd.	7.7%	(1,444,165)

(9,704)	Samsung Heavy Industries Co. Ltd.	1.0%	(180,163)

107,247	Turk Hava Yollari AO	(3.7%)	688,351

(55,000)	Unimicron Technology Corp.	9.8%	(1,825,057)

(4,258)	Yuhan Corp.	1.3%	(240,096)

	TOTAL COMMON STOCKS		$(18,709,751)

	Custom equity basket swap with MORD as the counterparty (Notional Amount of USD 17,380,769):

(42,163)	Aselsan Elektronik Sanayi ve Ticaret AS	2.0%	(347,574)

940,300	Astra International Tbk PT	(1.5%)	263,392

(1,618)	Celltrion, Inc.	1.2%	(206,923)

(29,447)	Doosan Enerbility Co. Ltd.	12.0%	(2,065,369)

(1,511)	Ecopro Co. Ltd.	0.8%	(139,637)

(2,000)	eMemory Technology, Inc.	1.3%	(215,902)

(51,027)	Entain PLC	2.1%	(365,136)

(2,677)	Fresnillo PLC	0.7%	(117,626)

(396,441)	Haci Ömer Sabanci Holding AS	4.5%	(781,488)

(8,530)	HLB, Inc.	1.7%	(287,268)

(40,500)	Hong Kong Exchange and Clearing Ltd.	12.0%	(2,067,929)

(4,903)	HYBE Co. Ltd.	4.2%	(713,700)

(705)	Hyundai Rotem Co.	0.5%	(93,840)

137,900	Indofood Sukses Makmur Tbk	(0.3%)	53,451

(53,653)	Informa PLC	3.4%	(582,912)

(163,500)	Innovent Biologics, Inc.	10.1%	(1,736,099)

(4,053)	InterContinental Hotels Group PLC	3.6%	(621,532)

(862,000)	Kingdee International Software Group Co. Ltd.	4.7%	(804,876)

(19,271)	Korea Aerospace Industries Ltd.	12.5%	(2,154,851)

(1,300)	London Stock Exchange Group PLC	0.9%	(157,299)

(159,438)	Salik Co. PJSC	1.4%	(233,203)

(1,207)	Samsung Biologics Co. Ltd.	6.3%	(1,092,173)

(136)	Samsung Electro-Mechanics	1.1%	(192,248)

(106,439)	Samsung Heavy Industries Co. Ltd.	11.5%	(1,976,132)

(2,336)	Severn Trent PLC	0.5%	(93,145)

85,890	Turk Hava Yollari AO	(3.2%)	551,274

(112,700)	Xpeng, Inc., Class A	5.3%	(916,696)

(25,500)	Zhejiang Leapmotor Technology Co., Ltd.	0.7%	(128,072)

	TOTAL COMMON STOCKS		$(17,223,513)

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with MORD as the counterparty (Notional Amount of USD 12,306,039):

(4,726)	Aeroports de Paris SA	5.0%	(633,232)

(18,903)	Associated British Foods PLC	3.6%	(462,581)

(5,525)	Azrieli Group Ltd.	7.2%	(912,899)

(66,297)	Barratt Redrow PLC	1.8%	(233,577)

(39,267)	Bollore SE	2.0%	(248,799)

(19,165)	Cellnex Telecom SA	5.1%	(641,312)

(1,141)	Danone	0.6%	(81,125)

(3,021)	Dassault Aviation SA	8.5%	(1,073,285)

(6,065)	EssilorLuxottica SA	9.7%	(1,225,855)

(5,106)	Ferrovial SE	2.8%	(349,244)

(6,740)	Grifols SA	0.5%	(72,963)

(210)	Hermes International SCA	3.1%	(392,433)

(11,246)	Informa PLC	1.0%	(122,182)

(1,655)	InterContinental Hotels Group PLC	2.0%	(253,796)

12,578	Israel Discount Bank Ltd.	(1.1%)	139,255

(52,763)	Land Securities Group PLC	3.5%	(445,456)

(1,076)	London Stock Exchange Group PLC	1.0%	(130,195)

(50,646)	Marks + Spencer Group PLC	1.9%	(241,861)

2,460	NICE Ltd.	(1.8%)	222,123

(2,873)	Pernod Ricard SA	1.7%	(211,647)

(43,640)	Phoenix Group Holdings PLC	3.6%	(454,042)

(10,014)	Reckitt Benckiser Group PLC	4.9%	(616,274)

(21,744)	Renault SA	5.9%	(743,700)

(28,341)	Rentokil Initial PLC	1.3%	(170,297)

(53,970)	Rolls-Royce Holdings PLC	7.7%	(971,018)

(6,849)	Severn Trent PLC	2.2%	(273,096)

(297,722)	Telefonica SA	10.7%	(1,362,046)

(8,639)	United Utilities Group PLC	1.2%	(156,140)

(3,345)	Whitbread PLC	0.8%	(105,038)

(36,642)	Wise Group PLC	3.6%	(459,036)

	TOTAL COMMON STOCKS		$(12,681,751)

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

BNM - Bank Negara Malaysia

CD - Certificate of Deposit

CDI - Certificado de Deposito Interbancario

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

EuroSTR - Euro Short-Term Rate

FBIL - Financial Benchmarks India PVT. LTD.

IBR - Indicador Bancario de Referencia

JSC - Joint-Stock Company

KLIBOR - Kuala Lumpur Interbank Offered Rate

KSDA - Korean Securities Dealers Association

MIBOR - Mumbai Interbank Offer Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

OMO - Open Market Operations

PJSC - Private Joint-Stock Company

PRIBOR - Prague Interbank Offered Rate

RBOB - Reformulated Blendstock for Oxygenate Blending

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

SAFEX - South African Futures Exchange

SARON - Swiss Average Rate Overnight

SDR - Swedish Depository Receipt

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SHIR - Shekel Overnight Interest Rate

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

SORA - Singapore Overnight Rate Average

TBA - To Be Announced - Delayed Delivery Security

THOR - Thai Overnight Repurchase Rate

TIIE - The Interbank Equilibrium Interest Rate denominated in Mexican Peso

WIBOR - Warsaw Interbank Offered Rate

ZAR JIBAR - Johannesburg Interbank Average Rate denominated in South African Rand.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BNP - BNP Paribas

BOA - Bank of America, N.A.

CGMI - Citigroup Global Markets Inc.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital

Services LLC

MSCI - Morgan Stanley & Co. International PLC

SOCG - Société Générale

SSB - State Street Bank and Trust Company

UBSA - UBS AG

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNY - China Yuan Renminbi

COP - Colombian Peso

CZK - Czech Republic Koruna

DOP - Dominican Republic Peso

EGP - Egyptian Pound

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

KZT - Kazakhstani Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Sol

PHP - Philippines Peso

PLN - Polish Zloty

PYG - Paraguayan Guarani

RON - Romanian New Leu

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - Turkish Lira

TWD - Taiwan New Dollar

UGX - Ugandan Shilling

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 100.0%

	United States — 100.0%

17,221,150	GMO Alternative Allocation Fund,

	Class VI (a)	318,763,478

894,423	GMO Climate Change Fund, Class III (a)	28,755,713

1,464,482	GMO High Yield Fund, Class VI (a)	25,687,014

125,161,151	GMO Implementation Fund (a)	2,175,300,808

2,022,857	GMO Opportunistic Income Fund, Class VI (a)	49,054,290

	TOTAL INVESTMENT FUNDS (COST $2,097,971,267)	2,597,561,303

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

3,327,753	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	3,327,753

	TOTAL SHORT-TERM INVESTMENTS (COST $3,327,753)	3,327,753

	TOTAL INVESTMENTS — 100.1% (Cost $2,101,299,020)	2,600,889,056

	Other Assets and Liabilities (net) — (0.1%)	(1,980,414)

	TOTAL NET ASSETS — 100.0%	$2,598,908,642

Notes to Schedule of Investments:

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 58.7%

	Australia — 1.3%

47,594	Accent Group Ltd. (a)	19,857

3,176	Aristocrat Leisure Ltd. (b)	114,115

182,608	Aurizon Holdings Ltd.	549,548

175,867	BHP Group Ltd. (a) (b)	7,829,310

30,252	BlueScope Steel Ltd. (a)	690,394

4,066	Credit Corp. Group Ltd.	32,923

4,600	CSL Ltd. (a)	319,475

292,819	Fortescue Ltd. (a)	4,702,925

95,164	Grange Resources Ltd. *	10,958

70,335	Harvey Norman Holdings Ltd. (a) (b)	232,826

88,743	Helia Group Ltd. (a)	307,809

2,164	Monadelphous Group Ltd. (a)	48,130

19,250	NRW Holdings Ltd.	105,360

66,852	Perenti Ltd.	101,458

51,623	Perseus Mining Ltd.	193,752

26,383	QBE Insurance Group Ltd.	428,738

82,659	Ramelius Resources Ltd.	192,931

3,379	Rio Tinto Ltd.	451,923

32,277	Santos Ltd. (a)	181,129

10,215	Suncorp Group Ltd. (a)	127,390

3,297	Super Retail Group Ltd. (a)	27,744

15,216	Woodside Energy Group Ltd.	332,857

	Total Australia	17,001,552

	Austria — 0.3%

2,930	EVN AG	96,394

11,268	OMV AG (a)	810,847

28,024	Raiffeisen Bank International AG	1,608,660

8,843	UNIQA Insurance Group AG	176,719

4,853	Vienna Insurance Group AG Wiener Versicherung Gruppe	357,916

7,263	voestalpine AG (a)	409,881

	Total Austria	3,460,417

	Belgium — 0.3%

37,489	Ageas SA	2,904,713

6,644	Barco NV	71,159

4,449	Bekaert SA	214,285

422	Melexis NV	39,874

72,425	Proximus SADP	563,941

16,875	Umicore SA	495,918

	Total Belgium	4,289,890

	Brazil — 0.2%

217,100	Banco Bradesco SA	667,067

3,100	Guararapes Confeccoes SA	5,555

26,300	Pagseguro Digital Ltd. – Class A	245,905

116,800	Vale SA Sponsored ADR	1,898,000

47,126	Vibra Energia SA	277,923

	Total Brazil	3,094,450

Shares	Description	Value ($)

	Canada — 3.2%

10,500	Alimentation Couche-Tard, Inc. (b)	593,222

8,400	Bank of Montreal (b)	1,364,387

36,000	Bank of Nova Scotia (b) (c)	2,888,565

18,342	Bank of Nova Scotia (c)	1,468,277

2,700	Barrick Mining Corp. (c)	115,352

991	Barrick Mining Corp. (a) (c)	42,167

3,400	Canadian Imperial Bank of Commerce (a) (b)	371,136

13,265	Canadian Tire Corp. Ltd. – Class A (a) (b)	1,702,084

2,185	Cenovus Energy, Inc.	60,240

34,106	Centerra Gold, Inc. (c)	602,653

12,000	Centerra Gold, Inc. (c)	211,859

20,600	CGI, Inc. (a) (b)	1,438,631

7,600	Cogeco Communications, Inc. (a)	370,560

2,356	Cogeco, Inc.	113,284

44,200	DPM Metals, Inc. (a)	1,484,394

2,900	DREAM Unlimited Corp. – Class A (a)	38,641

7,400	Empire Co. Ltd. – Class A (b)	262,421

500	Fairfax Financial Holdings Ltd. (b)	778,189

3,800	Finning International, Inc. (a)	287,016

5,200	iA Financial Corp., Inc.	648,298

33,367	IGM Financial, Inc. (a)	1,901,361

5,783	Interfor Corp. * (a)	45,974

2,207	International Petroleum Corp. *	56,060

5,000	Linamar Corp.	369,927

54,257	Magna International, Inc. (a) (c)	3,513,683

14,100	Magna International, Inc. (c)	913,818

40,400	Manulife Financial Corp. (a) (b) (c)	1,545,202

36,613	Manulife Financial Corp. (b) (c)	1,398,250

2,500	Mullen Group Ltd. (a)	39,531

7,775	Nutrien Ltd. (c)	532,976

3,300	Nutrien Ltd. (c)	225,984

42,600	Open Text Corp. (a) (b) (c)	1,012,895

42,210	Open Text Corp. (c)	1,006,286

49,900	Parex Resources, Inc. (a)	870,486

47,824	Power Corp. of Canada (a) (b)	2,890,635

2,600	Precision Drilling Corp. * (a)	232,306

1,600	Quebecor, Inc. – Class B (a)	77,641

1,700	Rogers Communications, Inc. – Class B	65,600

3,100	Russel Metals, Inc.	140,401

2,145	Spin Master Corp.	29,064

30,700	Sun Life Financial, Inc. (a) (b) (c)	2,206,329

4,900	Sun Life Financial, Inc. (a) (c)	351,820

235	Teekay Tankers Ltd. – Class A (a)	16,532

4,116	Torex Gold Resources, Inc.	188,745

56,300	Toronto-Dominion Bank (c)	6,442,045

5,044	Toronto-Dominion Bank (b) (c)	572,898

1,119	Wajax Corp.	24,106

	Total Canada	41,511,931

	China — 1.5%

649,000	361 Degrees International Ltd.	391,598

7,000	3SBio, Inc.	16,538

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	China — continued

831,000	AviChina Industry & Technology Co. Ltd. – Class H	332,364

52,091	Bank of Communications Co. Ltd. – Class H	48,559

44,500	Beijing Enterprises Holdings Ltd.	175,111

746,000	Bosideng International Holdings Ltd.	404,826

1,710,000	China Communications Services Corp. Ltd. – Class H	901,171

179,500	China Conch Venture Holdings Ltd.	242,970

50,000	China Feihe Ltd.	19,538

106,000	China Foods Ltd.	47,916

1,058,000	China Greenfresh Group Co. Ltd. * (d)	—

107,000	China Hongqiao Group Ltd.	383,663

806,000	China Lesso Group Holdings Ltd.	475,122

20,000	China Medical System Holdings Ltd. (a)	26,969

166,000	China National Building Material Co. Ltd. – Class H	112,365

285,000	China Nonferrous Mining Corp. Ltd.	494,642

470,000	China Overseas Land & Investment Ltd.	934,867

962,000	China Railway Group Ltd. – Class H	430,346

786,000	China Reinsurance Group Corp. – Class H	119,379

124,500	China Resources Pharmaceutical Group Ltd.	74,180

22,000	China Shineway Pharmaceutical Group Ltd.	23,520

677,000	China Taiping Insurance Holdings Co. Ltd.	1,718,849

510,000	CITIC Ltd.	855,391

798,000	Consun Pharmaceutical Group Ltd.	1,446,816

1,314,000	CSPC Pharmaceutical Group Ltd.	1,258,017

148,200	ENN Energy Holdings Ltd.	1,039,073

102,000	Fufeng Group Ltd. (a)	77,721

2,500	Hengan International Group Co. Ltd. (a)	7,770

1,490	JD.com, Inc. ADR (a)	42,957

43,500	Kingboard Holdings Ltd.	365,582

714,000	Kunlun Energy Co. Ltd.	652,514

90,000	Lenovo Group Ltd.	275,810

106,000	Longfor Group Holdings Ltd. (a)	106,022

359,000	Lonking Holdings Ltd. *	133,799

155,200	Minth Group Ltd.	749,768

122,500	Orient Overseas International Ltd. (a)	2,128,740

116,000	PICC Property & Casualty Co. Ltd. – Class H	215,294

29,407	Qfin Holdings, Inc. ADR	472,865

21,000	Sany Heavy Equipment International Holdings Co. Ltd.	20,643

292,000	Sino Biopharmaceutical Ltd.	186,090

567,000	Sinopec Engineering Group Co. Ltd. – Class H	399,606

99,600	Sinopharm Group Co. Ltd. – Class H	214,858

32,000	Sinotruk Hong Kong Ltd.	152,138

130,000	Skyworth Group Ltd. *	93,884

81,000	Vipshop Holdings Ltd. ADR (b)	1,151,820

600	ZTO Express Cayman, Inc.	13,213

	Total China	19,434,884

Shares	Description	Value ($)

	Colombia — 0.0%

3,121	Corp. Financiera Colombiana SA *	12,817

	Denmark — 0.4%

240	AP Moller – Maersk AS – Class A (b)	584,364

829	AP Moller – Maersk AS – Class B (b)	2,058,378

4,411	Genmab AS *	1,156,227

8,541	H Lundbeck AS	57,689

3,672	Pandora AS (b)	343,657

13,121	Rockwool AS – B Shares	410,820

6,891	Scandinavian Tobacco Group AS	75,899

	Total Denmark	4,687,034

	Egypt — 0.0%

33,728	Orascom Construction PLC	480,985

	Finland — 0.3%

210,393	Nokia OYJ (b)	3,090,206

11,010	Valmet OYJ	298,337

	Total Finland	3,388,543

	France — 1.8%

641	Amundi SA (a)	62,494

7,778	Aperam SA	462,564

8,401	ArcelorMittal SA	578,345

6,261	AXA SA (b)	288,716

40,931	BNP Paribas SA	4,412,063

8,959	Capgemini SE * (b)	1,064,372

14,326	Carrefour SA (b)	267,657

242	Cie de Saint-Gobain SA (b)	21,930

5,524	Coface SA	96,081

13,087	Derichebourg SA (b)	154,199

4,765	Eiffage SA	689,626

22,387	Etablissements Maurel et Prom SA	235,707

8,295	Ipsen SA	1,515,241

1,802	IPSOS SA	81,112

2,602	Metropole Television SA	35,018

790	Publicis Groupe SA	76,858

6,239	Quadient SA	88,789

16,907	Rubis SCA	698,340

48,903	Sanofi SA	4,286,793

703	Societe BIC SA * (b)	47,700

1,971	Societe Generale SA	163,832

21,156	STMicroelectronics NV (c)	1,466,322

15,188	STMicroelectronics NV (a) (c)	1,041,853

2,778	Teleperformance SE (b)	203,865

4,042	Television Francaise 1 SA	32,214

49,667	TotalEnergies SE (b)	4,357,922

51,262	Valeo SE	789,435

	Total France	23,219,048

	Germany — 1.2%

1,533	Allianz SE (Registered) (b)	679,358

28,974	Bayer AG (Registered)	1,232,170

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Germany — continued

10,172	Daimler Truck Holding AG	497,730

124,834	Deutsche Bank AG (Registered)	4,045,259

53,967	Deutsche Post AG (b)	3,214,131

42,784	Deutsche Telekom AG (Registered)	1,436,476

141	Draegerwerk AG & Co. KGaA	11,985

2,682	DWS Group GmbH & Co. KGaA	192,937

19,136	E.ON SE (b)	406,229

7,484	Fresenius Medical Care AG	324,334

3,369	Henkel AG & Co. KGaA (b)	244,349

2,247	Kloeckner & Co. SE *	29,815

48,443	Mercedes-Benz Group AG	2,941,363

2,662	Merck KGaA	405,407

904	RTL Group SA	33,202

2,121	Traton SE *	83,264

	Total Germany	15,778,009

	Greece — 0.0%

47	Eurobank SA	219

1,173	Motor Oil Hellas Corinth Refineries SA	50,624

501	National Bank of Greece SA	8,667

	Total Greece	59,510

	Hong Kong — 1.1%

98,500	BOC Hong Kong Holdings Ltd.	601,868

50,000	Chow Sang Sang Holdings International

	Ltd.	69,748

234,000	CITIC Telecom International Holdings Ltd.	80,029

352,500	CK Asset Holdings Ltd. (b)	2,128,264

608,500	CK Hutchison Holdings Ltd.	5,475,201

18,000	Dah Sing Financial Holdings Ltd.	97,551

66,000	E-Commodities Holdings Ltd.	5,305

110,000	First Pacific Co. Ltd.	71,782

104,000	Giordano International Ltd.	20,047

24,000	Henderson Land Development Co. Ltd. (a) (b)	94,754

178,000	IGG, Inc.	75,339

13,000	Johnson Electric Holdings Ltd.	42,350

9,000	KLN Logistics Group Ltd.	7,047

47,800	Luk Fook Holdings International Ltd.	127,489

201,000	PAX Global Technology Ltd.	89,170

58,000	Shun Tak Holdings Ltd. *	4,297

136,000	SITC International Holdings Co. Ltd.	601,764

32,500	SmarTone Telecommunications Holdings

	Ltd.	19,704

83,500	Sun Hung Kai Properties Ltd. (b)	1,402,360

17,000	Techtronic Industries Co. Ltd. (b)	252,375

22,500	Texhong International Group Ltd.	18,119

34,000	VSTECS Holdings Ltd.	41,743

28,600	VTech Holdings Ltd.	186,943

2,196,500	WH Group Ltd.	2,534,840

	Total Hong Kong	14,048,089

Shares	Description	Value ($)

	Hungary — 0.2%

2,412	Magyar Telekom Telecommunications PLC	20,939

34,226	MOL Hungarian Oil & Gas PLC	434,745

13,223	OTP Bank Nyrt	1,815,589

14,141	Richter Gedeon Nyrt	598,612

	Total Hungary	2,869,885

	India — 0.5%

72,123	Ashapura Minechem Ltd.	562,432

246,540	Bharat Petroleum Corp. Ltd.	775,602

5,692	Dhampur Bio Organics Ltd.	6,407

154,854	Hindalco Industries Ltd.	1,845,083

89,755	Hindustan Petroleum Corp. Ltd.	371,927

316,063	Indian Oil Corp. Ltd.	468,218

2,573	Muthoot Finance Ltd.	89,367

794,207	NMDC Ltd.	739,062

475,583	Oil & Natural Gas Corp. Ltd.	1,330,912

31,270	Power Finance Corp. Ltd.	141,786

15,077	Siyaram Silk Mills Ltd.	91,022

90,529	Tata Motors Ltd. *	363,789

	Total India	6,785,607

	Indonesia — 0.2%

1,760,600	Aneka Tambang Tbk. PT	286,588

6,529,800	Astra International Tbk. PT	1,829,091

213,600	Indofood Sukses Makmur Tbk. PT	82,793

303,600	Perusahaan Gas Negara Persero Tbk. PT	31,022

193,600	Perusahaan Perkebunan London Sumatra

	Indonesia Tbk. PT	13,993

	Total Indonesia	2,243,487

	Ireland — 0.0%

40,437	AIB Group PLC	475,858

10,390	Bank of Ireland Group PLC	211,114

7,850	Origin Enterprises PLC	41,451

	Total Ireland	728,423

	Israel — 0.4%

58,297	Bank Hapoalim BM	1,494,750

13,091	Bank Leumi Le-Israel BM	331,216

12,307	Bezeq The Israeli Telecommunication Corp. Ltd.	34,904

523	Delek Group Ltd.	160,797

56,514	ICL Group Ltd.	371,385

64,403	Israel Discount Bank Ltd. – Class A	713,027

5,558	Mizrahi Tefahot Bank Ltd.	425,873

12,779	Nice Ltd. Sponsored ADR * (b)	1,184,102

252	Nice Ltd. *	22,754

81,196	Oil Refineries Ltd.	46,569

19,189	ZIM Integrated Shipping Services Ltd.	450,750

	Total Israel	5,236,127

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Italy — 0.8%

10,516	Banca IFIS SpA (a)	248,443

8,423	Banco BPM SpA	132,335

64,652	BPER Banca SpA (a)	875,268

11,322	Buzzi SpA	611,589

9,917	Credito Emiliano SpA	178,008

13,211	d’Amico International Shipping SA	108,120

4,144	Esprinet SpA	33,607

18,309	Intesa Sanpaolo SpA (b)	123,733

48,085	Iren SpA	150,220

10,284	Italgas SpA (b)	120,646

1,819	Leonardo SpA (b)	115,516

17,891	MFE-MediaForEurope NV – Class A	63,042

225,754	Stellantis NV * (a)	1,801,590

2,983,420	Telecom Italia SpA * (a)	2,534,414

5,365	Tenaris SA ADR	326,889

2,869	Tenaris SA	87,395

128,229	Unipol Assicurazioni SpA	3,170,243

	Total Italy	10,681,058

	Japan — 15.2%

4,400	ADEKA Corp.	118,304

65,300	AGC, Inc.	2,844,147

3,600	Ai Holdings Corp.	63,493

2,800	Aica Kogyo Co. Ltd.	60,607

5,100	Aichi Corp.	44,720

7,200	Air Water, Inc.	117,313

2,600	AOKI Holdings, Inc. (a)	26,786

1,600	Arata Corp.	25,978

152,700	Asahi Group Holdings Ltd. (b)	1,457,158

75,500	Asahi Kasei Corp.	846,890

2,700	Asahi Yukizai Corp. (a)	112,924

8,100	Astellas Pharma, Inc.	115,375

8,800	Axial Retailing, Inc.	57,605

3,600	Bando Chemical Industries Ltd.	50,622

84,300	Brother Industries Ltd.	1,983,392

1,800	Buffalo, Inc.	26,268

12,100	Bunka Shutter Co. Ltd.	142,303

20,300	Canon Marketing Japan, Inc. (a)	453,312

6,500	Canon, Inc.	172,864

1,400	Central Glass Co. Ltd.	36,023

1,300	Chiyoda Integre Co. Ltd.	25,797

75,400	Chubu Electric Power Co., Inc. (b)	1,384,358

7,700	Citizen Watch Co. Ltd.	111,953

3,900	Cosmo Energy Holdings Co. Ltd.	91,555

2,700	Create SD Holdings Co. Ltd. (a)	54,361

146,100	Credit Saison Co. Ltd.	3,756,212

12,400	Dai Nippon Printing Co. Ltd. (b)	215,609

1,100	Dai Nippon Toryo Co. Ltd.	8,893

102,000	Daicel Corp.	852,922

2,300	Daido Steel Co. Ltd.	30,047

2,400	Daiichi Jitsugyo Co. Ltd.	46,921

2,300	Daikin Industries Ltd.	331,121

Shares	Description	Value ($)

	Japan — continued

53,900	Daito Trust Construction Co. Ltd.	1,070,668

57,100	Daiwa House Industry Co. Ltd. (b)	1,552,796

128,610	Daiwabo Holdings Co. Ltd.	2,762,033

73,200	Denka Co. Ltd.	2,055,079

57,500	Denso Corp.	684,101

4,400	Dowa Holdings Co. Ltd.	284,684

6,000	DTS Corp.	37,610

4,500	Ebara Corp. (a)	160,012

700	Elecom Co. Ltd.	7,474

6,000	Electric Power Development Co. Ltd.	151,268

52,000	EXEO Group, Inc.	927,216

700	Ferrotec Corp. (a)	38,105

39,100	Fuji Corp.	1,941,491

6,200	Fuji Electric Co. Ltd.	601,701

17,500	Fuji Seal International, Inc.	290,288

163,200	FUJIFILM Holdings Corp.	3,392,837

2,800	Fujikura Ltd.	83,441

17,200	Glory Ltd.	440,477

149,600	H.U. Group Holdings, Inc.	2,926,475

4,000	Hakuhodo DY Holdings, Inc.	28,082

3,600	Hakuto Co. Ltd. (a)	102,720

18,600	Hanwa Co. Ltd.	221,097

5,700	Haseko Corp.	97,002

33,600	Hitachi Construction Machinery Co. Ltd.	1,094,405

204,600	Honda Motor Co. Ltd.	1,838,530

40,859	Honda Motor Co. Ltd. Sponsored ADR	1,102,784

1,700	Horiba Ltd.	279,837

16,100	Hosiden Corp.	274,626

23,000	IDOM, Inc.	195,005

3,900	Inaba Denki Sangyo Co. Ltd.	68,035

36,800	Inabata & Co. Ltd.	883,790

230,500	Inpex Corp.	5,183,134

228,400	Isuzu Motors Ltd. (a)	3,355,554

15,000	Itochu Enex Co. Ltd.	184,020

52,700	Iwatani Corp.	666,888

3,500	Japan Lifeline Co. Ltd.	29,158

4,300	Japan Petroleum Exploration Co. Ltd.	48,326

65,000	Japan Post Holdings Co. Ltd. (b)	842,999

155,600	Japan Post Insurance Co. Ltd.	1,395,507

64,800	Jeol Ltd. (a)	2,893,155

39,600	Kaga Electronics Co. Ltd.	1,100,003

11,100	Kajima Corp.	409,940

2,700	Kamei Corp.	61,084

25,500	Kaneka Corp.	882,977

310,300	Kanematsu Corp.	4,200,594

6,800	Kansai Electric Power Co., Inc. (b)	99,652

7,100	Kansai Paint Co. Ltd. (a)	109,224

31,500	Kirin Holdings Co. Ltd. (b)	536,098

5,900	Kitz Corp.	82,789

315,500	Kobe Steel Ltd.	3,925,155

13,900	Kohnan Shoji Co. Ltd.	355,320

67,000	Komatsu Ltd.	2,736,125

7,400	Komeri Co. Ltd.	160,903

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

20,200	Kraftia Corp.	1,177,912

96,100	Kubota Corp. (a)	1,707,454

118,300	Kumiai Chemical Industry Co. Ltd.	568,564

78,400	Kyocera Corp.	1,714,219

57,300	Macnica Holdings, Inc.	1,118,833

29,400	Marubeni Corp.	961,039

141,900	Maruichi Steel Tube Ltd.	1,608,136

1,000	Maruzen Showa Unyu Co. Ltd.	48,143

151,000	Maxell Ltd.	1,842,250

46,300	Mazda Motor Corp. (a)	330,777

1,000	Medipal Holdings Corp.	17,246

13,800	Megmilk Snow Brand Co. Ltd.	302,332

121,000	Mitsubishi Electric Corp. (b)	4,919,019

2,200	Mitsubishi Research Institute, Inc.	62,606

91,900	Mitsui & Co. Ltd. (b)	3,054,362

2,400	Mitsui DM Sugar Co. Ltd.	48,920

3,500	Mitsui OSK Lines Ltd. (a) (b)	120,301

124,900	Mizuno Corp.	2,570,075

96,100	Morinaga & Co. Ltd.	1,500,971

2,700	Morita Holdings Corp.	41,705

3,100	Muninova Holdings, Inc.	8,412

30,900	Murata Manufacturing Co. Ltd.	1,946,226

65,400	Musashi Seimitsu Industry Co. Ltd. (a)	3,881,481

20,400	Nagase & Co. Ltd.	143,977

42,200	NEC Corp. (b)	1,093,819

33,100	NGK Corp.	1,310,984

61,900	NH Foods Ltd.	2,367,823

7,500	Nichias Corp.	166,090

2,200	Nichiha Corp.	41,063

2,400	Nichireki Group Co. Ltd.	30,250

7,900	Nippn Corp.	131,951

13,100	Nippon Kayaku Co. Ltd.	175,158

8,100	Nippon Light Metal Holdings Co. Ltd.	161,156

28,500	Nippon Shinyaku Co. Ltd.	750,984

2,700	Nippon Soda Co. Ltd.	61,710

90,800	Nippon Yusen KK (a) (b)	3,025,489

654,600	Nissan Motor Co. Ltd. *	1,629,005

5,900	Nisshin Oillio Group Ltd.	64,865

19,100	Niterra Co. Ltd.	1,217,931

9,800	Nitto Denko Corp.	183,650

122,600	Nojima Corp.	1,104,613

4,600	Noritake Co. Ltd.	113,452

200	Noritsu Koki Co. Ltd.	2,667

6,700	NS United Kaiun Kaisha Ltd.	328,765

2,351,300	NTT, Inc.	2,206,056

169,800	Oisix ra daichi, Inc. (a)	1,574,030

50,600	Okamura Corp. (b)	734,181

18,400	Oki Electric Industry Co. Ltd.	410,342

88,200	Olympus Corp.	988,169

90,600	Ono Pharmaceutical Co. Ltd.	1,359,470

2,000	Open House Group Co. Ltd.	108,451

79,300	Optex Group Co. Ltd.	2,118,992

23,000	ORIX Corp.	896,979

Shares	Description	Value ($)

	Japan — continued

29,600	Osaka Gas Co. Ltd. (b)	994,697

300	Otsuka Holdings Co. Ltd.	22,041

237,500	Panasonic Holdings Corp. (b)	5,487,193

206,100	Penta-Ocean Construction Co. Ltd.	2,297,777

357,700	Persol Holdings Co. Ltd. (b)	544,223

1,800	Prima Meat Packers Ltd.	27,241

3,900	Raito Kogyo Co. Ltd.	99,250

71,700	Renesas Electronics Corp.	1,995,963

19,100	Ricoh Co. Ltd.	174,720

50,300	Rohto Pharmaceutical Co. Ltd.	751,159

5,700	Sakai Moving Service Co. Ltd.	102,356

30,700	Sakata INX Corp.	452,040

20,700	San-Ai Obbli Co. Ltd.	275,962

45,200	Sankyo Co. Ltd.	457,846

41,400	Sankyu, Inc.	2,332,783

3,000	Sanwa Holdings Corp.	68,415

18,600	SBI Holdings, Inc.	340,285

3,800	SCREEN Holdings Co. Ltd. (a)	265,076

163,300	Sega Sammy Holdings, Inc.	2,368,030

48,500	Seiko Epson Corp.	892,062

126,000	Sekisui Chemical Co. Ltd.	1,811,963

79,400	Sekisui House Ltd. (b)	1,667,040

2,900	Sekisui Jushi Corp.	38,650

8,000	Shinagawa Refra Co. Ltd.	96,348

9,300	Shinnihon Corp.	132,010

150,900	Shionogi & Co. Ltd.	2,838,101

135,700	Ship Healthcare Holdings, Inc.	1,777,631

700	Sinanen Holdings Co. Ltd.	33,379

5,000	Sinko Industries Ltd.	38,493

7,700	SMS Co. Ltd. (b)	96,605

13,900	Socionext, Inc. (a)	229,647

9,100	SoftBank Group Corp.	428,083

34,600	Sojitz Corp.	1,171,308

22,200	Starts Corp., Inc.	632,333

151,300	Subaru Corp.	2,296,185

98,800	SUMCO Corp.	2,478,279

29,000	Sumitomo Corp.	1,278,824

18,900	Sumitomo Electric Industries Ltd.	1,457,770

183,000	Sumitomo Forestry Co. Ltd. (a)	1,499,741

91,900	Sumitomo Mitsui Financial Group, Inc. (a)	3,351,857

71,800	Sumitomo Mitsui Trust Group, Inc.	2,473,314

4,000	Sun Frontier Fudousan Co. Ltd.	59,583

2,300	Sundrug Co. Ltd.	52,355

36,300	Suntory Beverage & Food Ltd.	980,532

17,200	Suzuki Motor Corp.	213,006

46,500	Sysmex Corp.	406,609

88,000	T&D Holdings, Inc.	2,314,717

19,700	TDK Corp.	510,276

1,200	Tokai Rika Co. Ltd.	22,062

900	Tokyo Electron Ltd.	301,837

24,800	Tokyo Gas Co. Ltd. (b)	991,488

48,700	Tokyo Steel Manufacturing Co. Ltd.	536,533

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

172,400	Tosei Corp.	1,738,955

40,200	Tosoh Corp.	693,023

77,200	TOTO Ltd.	3,713,038

83,000	Toyo Tire Corp.	1,973,746

40,000	Toyoda Gosei Co. Ltd.	1,211,781

8,700	Toyota Boshoku Corp.	124,919

40,400	Toyota Motor Corp.	764,275

70,900	Toyota Tsusho Corp.	3,089,048

2,100	TRE Holdings Corp. (a) (b)	21,762

7,200	Tsubakimoto Chain Co.	121,851

5,300	Tsugami Corp.	209,827

4,900	Tsumura & Co.	117,137

86,000	Umios Corp.	682,894

69,100	Valqua Ltd. (a)	3,553,524

1,700	WingArc1st, Inc.	27,061

36,500	YAMABIKO Corp.	894,769

223,100	Yamaha Corp.	1,618,344

55,600	Yamaha Motor Co. Ltd. (a)	457,545

5,300	Yamazen Corp.	57,822

4,600	Yellow Hat Ltd.	47,776

1,300	Yokogawa Electric Corp.	40,805

10,000	Yokohama Rubber Co. Ltd.	450,787

8,600	Yuasa Co. Ltd.	305,998

	Total Japan	198,653,527

	Kuwait — 0.1%

451,495	A’ayan Leasing & Investment Co. KSCP	402,712

32,068	Combined Group Contracting Co. SAK	98,503

10,173	Mobile Telecommunications Co. KSCP	19,633

147	National Bank of Kuwait SAKP	404

3,200	National Mobile Telecommunications Co. KSCC	19,602

386,720	Noor Financial Investment Co. KSC	510,442

	Total Kuwait	1,051,296

	Mexico — 0.2%

156,872	Cemex SAB de CV Sponsored ADR (a)	2,053,454

197,200	Gentera SAB de CV	487,512

815	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	2,540,966

	Netherlands — 1.6%

28,975	ABN AMRO Bank NV	1,151,505

163,976	Aegon Ltd. (a)	1,390,859

23,630	Akzo Nobel NV	1,793,401

99	ASM International NV	103,298

2,348	ASML Holding NV (Registered) (a) (b)	3,786,760

2,456	ASR Nederland NV (a)	183,852

12,025	DSM-Firmenich AG	1,010,476

12,034	EXOR NV	937,167

81,927	ING Groep NV	2,537,723

2,012	JDE Peet’s NV (e)	74,722

Shares	Description	Value ($)

	Netherlands — continued

6,772	Koninklijke Ahold Delhaize NV (b)	285,353

18,651	Koninklijke BAM Groep NV	241,577

126,939	Koninklijke KPN NV	661,231

43,452	NN Group NV	3,627,211

7,039	Randstad NV (b)	215,807

32,165	SBM Offshore NV (a)	1,225,947

52,694	Signify NV (a)	1,276,070

	Total Netherlands	20,502,959

	New Zealand — 0.0%

42,555	Meridian Energy Ltd. (b)	149,382

	Norway — 0.7%

93,792	Aker Solutions ASA	432,389

3,644	BW LPG Ltd.	71,720

20,804	DOF Group ASA	268,780

43,392	Elkem ASA *	151,198

108,138	Equinor ASA	3,909,146

5,416	Europris ASA	54,205

43,815	Hoegh Autoliners ASA	648,437

19,029	MPC Container Ships ASA	49,854

124,029	Norsk Hydro ASA	1,516,846

21,440	Odfjell Drilling Ltd.	203,767

57,360	Orkla ASA	604,514

1,648	Selvaag Bolig ASA	6,198

4,613	Stolt-Nielsen Ltd.	146,539

40,191	Wallenius Wilhelmsen ASA	517,165

13,790	Yara International ASA	748,640

	Total Norway	9,329,398

	Philippines — 0.0%

2,790	GT Capital Holdings, Inc.	21,731

467,900	LT Group, Inc.	119,975

583,080	Megaworld Corp.	19,680

19,200	Synergy Grid & Development Phils, Inc.	9,300

	Total Philippines	170,686

	Poland — 0.3%

86,140	ORLEN SA	3,366,791

93,044	PGE Polska Grupa Energetyczna SA *	271,119

6,587	Powszechny Zaklad Ubezpieczen SA	116,975

	Total Poland	3,754,885

	Portugal — 0.1%

35,664	EDP SA	181,624

27,609	Navigator Co. SA (a)	109,352

42,197	NOS SGPS SA	259,211

46,672	REN – Redes Energeticas Nacionais SGPS SA	192,694

195,457	Sonae SGPS SA	434,070

	Total Portugal	1,176,951

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Russia — 0.0%

160,792,062	Federal Grid Co-Rosseti PJSC * (d) (f)	—

2,050,858	Gazprom PJSC * (d) (f)	—

455,400	GMK Norilskiy Nickel PAO * (d) (f)	—

6,310,100	Inter RAO UES PJSC * (d) (f)	—

19,776	LSR Group PJSC * (d) (f)	—

1	LSR Group PJSC GDR * (d) (f)	—

3,294,000	Mosenergo PJSC * (d) (f)	—

7,890	Novatek PJSC * (d) (f)	—

1,212,010	Novolipetsk Steel PJSC * (d) (f)	—

3,466	PhosAgro PJSC * (d) (f)	—

67	PhosAgro PJSC GDR * (d) (f)	—

1	Polyus PJSC GDR * (d) (f)	—

91,185	Severstal PAO GDR (Registered) * (d) (f)	—

11,580	SFI PJSC * (d) (f)	—

332,388	Tatneft PJSC * (d) (f)	—

1,300,440	Unipro PAO * (d) (f)	—

50,950	United Co. RUSAL International PJSC * (d) (f)	—

	Total Russia	—

	Saudi Arabia — 0.3%

3,317	Banque Saudi Fransi	16,985

5,854	Etihad Etisalat Co.	99,847

89,423	Riyad Bank	480,774

14,070	SABIC Agri-Nutrients Co.	513,645

26,709	Saudi Awwal Bank	240,979

182,592	Saudi National Bank	1,942,626

53,085	Saudi Telecom Co.	620,780

	Total Saudi Arabia	3,915,636

	Singapore — 0.5%

58,600	Bumitama Agri Ltd.	71,053

46,900	ComfortDelGro Corp. Ltd. (a)	47,371

35,500	First Real Estate Investment Trust – (REIT) (a)	6,401

84,500	First Resources Ltd.	175,091

320,400	Golden Agri-Resources Ltd.	69,017

8,180	Hafnia Ltd.	63,147

69,700	Oversea-Chinese Banking Corp. Ltd.	1,279,303

7,800	Sheng Siong Group Ltd.	18,636

74,700	StarHub Ltd. (a)	60,275

11,300	United Overseas Bank Ltd.	332,921

21,100	UOL Group Ltd.	167,835

22,800	Venture Corp. Ltd.	321,564

38,900	Wilmar International Ltd.	109,440

219,000	Yangzijiang Financial Holding Ltd. *	41,150

1,110,099	Yangzijiang Shipbuilding Holdings Ltd.	3,167,012

98,000	Yanlord Land Group Ltd.	53,775

	Total Singapore	5,983,991

	South Africa — 0.1%

942,798	Old Mutual Ltd.	747,129

Shares	Description	Value ($)

	South Korea — 3.3%

10,584	Doosan Bobcat, Inc.	452,788

4,172	GS Holdings Corp.	200,827

9,486	Hana Financial Group, Inc.	725,879

10,859	Hankook Tire & Technology Co. Ltd.	481,276

25,725	HMM Co. Ltd.	333,737

13,499	Hyundai Glovis Co. Ltd.	2,174,682

13,546	Hyundai Mobis Co. Ltd.	6,898,138

48,336	Kia Corp.	5,422,340

2,301	Korea Electric Power Corp.	59,774

549	Krafton, Inc.	93,795

4,491	KT&G Corp.	548,556

7,599	LG Corp.	739,767

32,927	LG Electronics, Inc.	6,419,925

3,552	POSCO Holdings, Inc. Sponsored ADR (a)	251,837

2,349	ROKIT Healthcare, Inc. *	85,419

34,745	Samsung E&A Co. Ltd.	1,215,978

41,015	Samsung Electronics Co. Ltd.	8,604,686

26	Samsung Electronics Co. Ltd. GDR (Registered) (b)	137,927

578	Samsung SDS Co. Ltd.	115,015

18,923	Shinhan Financial Group Co. Ltd.	1,177,053

2,559	SK Hynix, Inc.	3,984,382

2,712	SK Square Co. Ltd.	2,248,840

55,604	Woori Financial Group, Inc.	1,099,667

	Total South Korea	43,472,288

	Spain — 1.6%

31,946	Acerinox SA (a)	590,059

16,744	Atresmedia Corp. de Medios de Comunicacion SA (a)	100,716

309,223	Banco Bilbao Vizcaya Argentaria SA	7,222,415

62,584	Banco de Sabadell SA (a)	211,601

366,569	Banco Santander SA	4,584,254

23,982	CaixaBank SA (b)	323,795

3,561	CIE Automotive SA	122,175

5,683	Indra Sistemas SA (b)	377,896

373,474	Mapfre SA (a)	1,746,388

29,927	Prosegur Cia de Seguridad SA (b)	92,115

5,832	Puig Brands SA – Class B (b)	109,445

162,363	Repsol SA	4,192,258

271,857	Unicaja Banco SA	908,388

	Total Spain	20,581,505

	Sweden — 0.7%

11,030	AcadeMedia AB (b)	122,519

25,035	Boliden AB	1,558,871

22,148	Essity AB – Class B (a) (b)	621,182

24,565	Husqvarna AB – Class B (a)	115,296

6,434	Industrivarden AB – A Shares	364,897

6,693	Industrivarden AB – C Shares (a)	365,974

57,273	Investor AB – B Shares (b)	2,353,430

17,313	Skanska AB – B Shares	468,402

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued

27,349	SKF AB – B Shares (a)	717,349

8,383	SSAB AB – A Shares	86,336

20,650	SSAB AB – B Shares	212,357

21,671	Svenska Cellulosa AB SCA – Class B	238,383

112,414	Telefonaktiebolaget LM Ericsson – B Shares	1,465,901

6,113	Volvo AB – B Shares (b)	215,216

	Total Sweden	8,906,113

	Switzerland — 0.9%

20,629	ABB Ltd. (Registered) (b)	2,205,804

27,971	Adecco Group AG (Registered) (a) (b)	591,933

393	Bobst Group SA (Registered)	21,423

707	Implenia AG (Registered)	54,963

3,507	Logitech International SA (Registered)	426,188

4,632	Mobilezone Holding AG (Registered) (a)	88,501

22,572	Nestle SA (Registered) (b)	2,290,245

7,847	Novartis AG (Registered)	1,180,268

5,695	Novartis AG Sponsored ADR (a)	855,218

5,185	Roche Holding AG	2,181,589

634	Roche Holding AG – Class BR	272,674

2,051	Sandoz Group AG ADR	172,530

65	Sandoz Group AG	5,466

439	Swatch Group AG – Class BR (b)	121,531

432	Swisscom AG (Registered)	369,767

16,005	UBS Group AG (Registered) (b)	755,850

	Total Switzerland	11,593,950

	Taiwan — 3.4%

319,000	AcBel Polytech, Inc.	604,280

29,000	ASE Technology Holding Co. Ltd.	554,055

54,000	Asustek Computer, Inc.	1,302,727

19	Bizlink Holding, Inc.	1,234

23,000	ChipMOS Technologies, Inc.	81,798

473,000	Compal Electronics, Inc.	550,238

687,200	Evergreen Marine Corp. Taiwan Ltd.	4,666,970

305,000	Hannstar Board Corp.	823,929

224,318	Hon Hai Precision Industry Co. Ltd.	2,053,361

84,000	KGI Financial Holding Co. Ltd.	60,257

67,000	Lite-On Technology Corp.	494,896

12,000	Longwell Co.	131,699

93,000	Pegatron Corp.	262,375

1,614,000	Pou Chen Corp.	1,310,374

212,000	Powertech Technology, Inc.	2,531,831

92,000	Realtek Semiconductor Corp.	1,695,736

260,000	Taiwan Semiconductor Manufacturing Co. Ltd.	19,262,172

4,000	TCI Co. Ltd.	15,228

76,000	Tripod Technology Corp.	1,252,691

892,000	United Microelectronics Corp.	4,015,738

148,000	Wan Hai Lines Ltd.	387,227

5,000	Wistron Corp.	25,031

67,000	WPG Holdings Ltd.	251,922

Shares	Description	Value ($)

	Taiwan — continued

60,000	Yageo Corp.	1,395,960

265,000	Yang Ming Marine Transport Corp.	445,604

142,000	Yuanta Financial Holding Co. Ltd.	269,916

68,000	YungShin Global Holding Corp.	121,239

3,000	Zhen Ding Technology Holding Ltd.	48,963

	Total Taiwan	44,617,451

	Thailand — 1.0%

719,200	3BB Internet Infrastructure Fund – Class F	142,250

314,700	AP Thailand PCL NVDR	70,568

374,300	Digital Telecommunications Infrastructure Fund – Class F	114,470

29,200	GFPT PCL NVDR	7,673

460,500	Kasikornbank PCL NVDR	2,842,527

3,856,400	Krung Thai Bank PCL NVDR	4,115,333

168,700	Mega Lifesciences PCL NVDR	186,383

756,800	PTT Exploration & Production PCL NVDR	3,293,370

1,319,300	PTT PCL NVDR	1,469,792

207,200	Regional Container Lines PCL NVDR	200,518

181,200	SCB X PCL NVDR	748,472

406,900	Thai Oil PCL NVDR	577,993

89,300	TOA Paint Thailand PCL NVDR	33,528

	Total Thailand	13,802,877

	Turkey — 0.1%

94,418	Anadolu Efes Biracilik Ve Malt Sanayii AS	39,456

45,274	BIM Birlesik Magazalar AS	363,655

25,561	Migros Ticaret AS	362,650

25,275	Sekerbank Turk AS	7,158

110,617	Turk Hava Yollari AO	709,981

	Total Turkey	1,482,900

	United Arab Emirates — 0.1%

1,436	Emaar Development PJSC	5,691

104,700	Emirates NBD Bank PJSC	792,923

58,851	First Abu Dhabi Bank PJSC	271,189

	Total United Arab Emirates	1,069,803

	United Kingdom — 2.5%

93,651	3i Group PLC	2,844,162

54,388	Aberdeen Group PLC	181,265

19,229	Associated British Foods PLC (a) (b)	470,558

16,837	Barratt Redrow PLC (a)	59,320

1,775	Berkeley Group Holdings PLC *	81,802

14,194	British American Tobacco PLC Sponsored ADR (a)	877,047

1,694,201	BT Group PLC	4,750,989

8,362	DCC PLC	674,609

25,504	Drax Group PLC	270,989

23,265	Evraz PLC * (d) (f)	—

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

21,033	Ferrexpo PLC * (e)	8,237

1,604	Galliford Try Holdings PLC	11,217

9,600	Global Ship Lease, Inc. – Class A	349,728

121,061	GSK PLC Sponsored ADR (a)	6,118,423

19,945	GSK PLC	504,342

35,910	HSBC Holdings PLC (b)	674,326

16,556	Imperial Brands PLC (b)	600,348

17,373	International Personal Finance PLC	58,055

202,384	ITV PLC	221,215

678,691	JD Sports Fashion PLC (b)	768,364

54,830	Jupiter Fund Management PLC	118,080

6,333	Keller Group PLC	202,561

277,623	Kingfisher PLC (b)	1,071,947

4,859	Lion Finance Group PLC	725,024

110,435	Man Group PLC	407,589

6,754	Morgan Advanced Materials PLC	20,796

4,300	Morgan Sindall Group PLC	263,656

38,215	NatWest Group PLC	307,353

47,422	OSB Group PLC	328,791

20,286	Paragon Banking Group PLC	208,425

5,458	Plus500 Ltd.	324,138

41,696	Rio Tinto PLC Sponsored ADR (a)	4,436,037

2,887	Rio Tinto PLC (b)	306,632

5,395	Shell PLC ADR (b)	453,827

2,147	TBC Bank Group PLC	129,895

2,230	Unilever PLC Sponsored ADR (b)	125,883

14,605	Vesuvius PLC	91,590

228,681	Vodafone Group PLC Sponsored ADR	3,421,068

129,011	Vodafone Group PLC	193,868

35,451	Zigup PLC	223,955

	Total United Kingdom	32,886,111

	United States — 12.1%

1,300	A.O. Smith Corp. (a)	73,736

1,127	Abercrombie & Fitch Co. – Class A *	87,027

2,837	Academy Sports & Outdoors, Inc.	149,794

5,085	Accenture PLC – Class A (a) (b)	951,251

6,068	Adobe, Inc. * (a) (b)	1,572,886

3,156	Aflac, Inc. (a)	354,798

11,372	Albertsons Cos., Inc. – Class A (a)	177,517

10,637	Allstate Corp. (a)	2,192,179

76	Alphabet, Inc. – Class A (a)	28,906

1,555	Amazon.com, Inc. * (a)	420,845

1,724	American Express Co. (a)	545,594

3,881	American International Group, Inc. (a)	288,087

273	Ameriprise Financial, Inc.	121,679

12,474	APA Corp. (a)	454,428

7,101	Arch Capital Group Ltd. * (a)	634,403

4,472	Archer-Daniels-Midland Co. (b)	356,776

203	Arrow Electronics, Inc. * (a)	43,570

43,926	AT&T, Inc. (a)	1,089,365

2,100	Atlassian Corp. – Class A * (a)	225,981

Shares	Description	Value ($)

	United States — continued

1,336	Autoliv, Inc. (a)	169,832

465	AutoNation, Inc. * (a)	87,290

4,458	Avnet, Inc. (a)	387,534

56,682	Bank of America Corp. (a) (b)	2,924,791

3,980	Bath & Body Works, Inc. (a)	79,680

448	Becton Dickinson & Co.	65,910

428	Berkshire Hathaway, Inc. – Class B *	203,077

25,995	Best Buy Co., Inc. (b)	2,026,310

5,478	Block, Inc. *	414,794

5,472	Blue Owl Capital Corp. (a)	61,615

846	Booz Allen Hamilton Holding Corp. (a)	66,986

868	BorgWarner, Inc. (a)	62,340

1,555	Bread Financial Holdings, Inc.	138,504

19,208	Bristol-Myers Squibb Co.	1,098,313

3,560	Brown-Forman Corp. – Class B (a)	91,563

17,833	Builders FirstSource, Inc. * (a)	1,359,945

11,533	Capital One Financial Corp. (b)	2,167,397

1,430	Carrier Global Corp. (a)	91,334

584	CBRE Group, Inc. – Class A * (b)	73,023

1,645	CDW Corp.	206,365

2,682	Chevron Corp.	489,358

1,434	Chubb Ltd. (a) (b)	447,021

8,786	Cigna Group (a)	2,437,236

3,620	Cisco Systems, Inc. (a)	435,920

23,246	Citigroup, Inc. (a) (b)	2,926,671

107,034	CNH Industrial NV (a)	1,092,817

33,418	Cognizant Technology Solutions Corp. – Class A (a) (b)	1,863,221

2,531	Colgate-Palmolive Co. (a)	228,119

81,150	Comcast Corp. – Class A (a)	2,018,201

1,640	Commercial Metals Co. (a)	124,722

4,767	ConocoPhillips (a)	543,343

28,979	Corebridge Financial, Inc. (a)	782,433

680	Covista, Inc. * (a)	80,104

1,063	CRH PLC (a)	115,644

2,185	Crocs, Inc. * (a)	259,294

29,955	CVS Health Corp. (a)	2,725,306

6,004	Deckers Outdoor Corp. * (a) (b)	683,555

5,800	Dell Technologies, Inc. – Class C (a)	2,441,278

28,882	Delta Air Lines, Inc. (a)	2,382,187

6,600	Devon Energy Corp. (a)	293,634

1,104	Dollar General Corp. (b)	122,113

13,103	DR Horton, Inc. (a)	1,927,320

5,288	Dropbox, Inc. – Class A * (a)	142,141

4,055	DXC Technology Co. * (a)	40,185

937	Eastman Chemical Co. (a)	71,090

20,042	eBay, Inc. (a)	2,189,989

7,722	Edison International (b)	540,077

4,862	Elevance Health, Inc. (a)	1,911,690

1,304	Enova International, Inc. * (a)	210,609

9,153	EOG Resources, Inc. (a)	1,220,827

3,708	Everest Group Ltd.	1,201,503

707	Expand Energy Corp. (a)	65,737

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

369	Expedia Group, Inc. (a)	83,317

11,698	Exxon Mobil Corp. (a)	1,699,252

783	Federated Hermes, Inc. (a)	43,895

815	FedEx Corp. (b)	335,576

3,140	Fifth Third Bancorp (a)	156,780

621	First Solar, Inc. *	190,517

1,087	Fiserv, Inc. *	61,481

171,547	Ford Motor Co. (a)	2,991,780

4,145	Fortune Brands Innovations, Inc. (a)	161,406

2,774	Fox Corp. – Class A (a)	177,314

9,029	Fox Corp. – Class B (a)	518,174

4,740	Franklin Resources, Inc. (a)	147,035

4,745	Gap, Inc. (b)	100,357

955	Gartner, Inc. * (b)	154,901

22,751	GE HealthCare Technologies, Inc. (a)	1,418,297

6,395	Gen Digital, Inc. (a)	164,927

42,830	General Mills, Inc. (a)	1,448,082

30,121	General Motors Co. (a)	2,507,272

2,552	Genpact Ltd. (b)	84,088

850	Gilead Sciences, Inc. (a)	114,266

3,292	Global Payments, Inc. (a)	248,579

293	Group 1 Automotive, Inc. (a)	92,688

11,270	H&R Block, Inc. (a) (b)	433,782

5,852	Halliburton Co. (a)	227,350

6,355	Hartford Insurance Group, Inc. (a)	807,911

74,221	Hewlett Packard Enterprise Co. (a)	3,194,472

83,107	HP, Inc. (a)	2,247,213

2,467	Humana, Inc. (a)	753,471

14,768	Huntington Bancshares, Inc. (a)	241,605

21,043	Incyte Corp. * (a)	2,035,700

1,065	Ingredion, Inc. (a)	108,034

3,890	International Business Machines Corp. (a)	1,158,442

297	Intuit, Inc. (b)	98,464

4,202	Janus Henderson Group PLC	217,285

5,942	Johnson & Johnson (a)	1,338,911

3,743	JPMorgan Chase & Co. (b)	1,120,317

4,561	KB Home (a)	222,850

13,118	Kenvue, Inc. (b)	226,679

6,050	Keurig Dr. Pepper, Inc. (a)	181,682

2,965	Kimberly-Clark Corp. (b)	289,384

1,840	Kinder Morgan, Inc. (a)	57,187

64,660	Kraft Heinz Co. (a)	1,552,487

6,123	Kroger Co. (b)	380,544

531	Lear Corp. (a)	75,997

766	Leidos Holdings, Inc. (a)	97,895

17,359	Lennar Corp. – Class A (a)	1,558,491

6,353	LKQ Corp. (a)	172,293

10,665	Lululemon Athletica, Inc. * (a)	1,399,035

7,288	LyondellBasell Industries NV – Class A	485,745

1,408	M&T Bank Corp. (a)	304,283

346	M/I Homes, Inc. * (a)	45,541

17,742	Macy’s, Inc. (a)	386,066

640	Marathon Petroleum Corp. (a)	159,213

Shares	Description	Value ($)

	United States — continued

16,764	Match Group, Inc.	605,683

10,643	Mattel, Inc. * (a)	159,006

22,896	Merck & Co., Inc. (a)	2,718,213

1,950	Meritage Homes Corp.	127,218

7,762	Meta Platforms, Inc. – Class A (b)	4,909,543

3,958	MetLife, Inc. (a) (b)	327,287

10,068	MGIC Investment Corp. (a)	253,915

9,913	Microsoft Corp. (b)	4,463,229

5,567	Mondelez International, Inc. – Class A (b)	340,533

3,064	Mosaic Co.	73,230

2,614	NetApp, Inc.	455,594

2,597	Neurocrine Biosciences, Inc. *	411,105

50	NewMarket Corp. (a)	38,679

2,051	NIKE, Inc. – Class B (a)	94,818

1,658	Northrop Grumman Corp. (a)	934,581

10,692	Nucor Corp. (a)	2,673,000

408	NXP Semiconductors NV (a)	131,111

16,923	Omnicom Group, Inc. (a)	1,230,471

347	Oshkosh Corp.	45,110

1,244	Paycom Software, Inc. (a)	173,749

46,559	PayPal Holdings, Inc. (a)	2,083,515

4,222	PepsiCo, Inc. (a) (b)	608,770

2,808	Perdoceo Education Corp. (b)	90,923

106,366	Pfizer, Inc.	2,784,662

422	Phillips 66	74,221

74,796	Pinterest, Inc. – Class A * (a)	1,499,660

2,888	PNC Financial Services Group, Inc. (a)	638,595

1,499	PPG Industries, Inc. (a)	169,357

7,072	Procter & Gamble Co. (a)	1,015,256

4,573	Progressive Corp. (a) (b)	870,699

1,494	Prudential Financial, Inc. (a)	150,356

14,096	PulteGroup, Inc. (a)	1,665,865

2,112	PVH Corp. (a)	197,007

16,640	QUALCOMM, Inc. (a)	4,176,973

9,356	Radian Group, Inc.	319,507

3,872	Regeneron Pharmaceuticals, Inc. (a)	2,380,428

19,312	Regions Financial Corp. (a)	540,736

603	ResMed, Inc. (a)	114,914

639	Roper Technologies, Inc. (a)	208,014

1,528	Signet Jewelers Ltd. (a)	133,532

2,442	Skyworks Solutions, Inc.	190,110

5,315	SLM Corp. (a)	117,568

155	Snap-on, Inc. (a)	57,538

20,355	Solventum Corp. * (a)	1,525,607

8,415	State Street Corp. (a)	1,309,711

3,398	Steel Dynamics, Inc. (a)	883,990

38,237	Super Micro Computer, Inc. * (a)	1,762,343

25,399	Synchrony Financial	1,814,505

427	Sysco Corp. (b)	32,371

18,535	T. Rowe Price Group, Inc. (a)	1,937,464

17,501	Target Corp. (a) (b)	2,223,852

1,026	Terex Corp. (a)	59,693

17,202	Textron, Inc. (a)	1,578,456

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

807	Timken Co. (a)	103,280

334	Toll Brothers, Inc. (a)	46,272

22,799	Trade Desk, Inc. – Class A * (a)	491,546

1,721	Travelers Cos., Inc. (b)	502,343

7,293	Truist Financial Corp. (a)	351,596

37,929	U.S. Bancorp (a)	2,080,406

14,469	United Airlines Holdings, Inc. * (a) (b)	1,661,041

23,077	United Parcel Service, Inc. – Class B (a)	2,462,085

3,596	UnitedHealth Group, Inc. (a)	1,367,595

5,406	Universal Health Services, Inc. – Class B (a)	789,871

660	Unum Group	54,932

63,527	Verizon Communications, Inc. (a)	3,037,226

6,449	VICI Properties, Inc. – (REIT) (a) (b)	181,991

1,794	Vontier Corp. (a)	50,914

5,173	Wells Fargo & Co. (a)	401,114

23,716	Western Union Co. (a)	192,811

2,322	YETI Holdings, Inc. * (a)	111,386

3,276	Zebra Technologies Corp. – Class A *	798,132

18,085	Zoom Communications, Inc. * (a) (b)	1,837,255

9,443	ZoomInfo Technologies, Inc. *	31,445

	Total United States	157,972,597

	Vietnam — 0.2%

60,060	An Binh CJSB *	35,609

4,700	Binh Minh Plastics JSC	24,542

5,800	Gelex Electric Equipment JSC	22,528

34,100	IDICO Corp. JSC	56,199

112,100	PetroVietNam Ca Mau Fertilizer JSC	169,800

37,700	Petrovietnam Fertilizer & Chemicals JSC	37,130

10,100	PetroVietnam Gas JSC	33,572

34,800	PetroVietnam Oil Corp.	19,971

48,300	Phu Nhuan Jewelry JSC	120,954

134,700	Quang Ngai Sugar JSC	243,680

901,000	Saigon – Hanoi Commercial Joint Stock Bank	472,864

116,200	Saigon Beer Alcohol Beverage Corp.	207,436

408,400	Vietnam Dairy Products JSC	918,999

94,400	Vietnam Engine & Agricultural Machinery Corp.	124,853

42,000	Vietnam Prosperity JSC Bank	43,264

	Total Vietnam	2,531,401

	TOTAL COMMON STOCKS (COST $651,807,781)	765,905,548

	PREFERRED STOCKS (g) — 0.9%

	Brazil — 0.4%

8,900	Banco Bradesco SA ADR	31,061

213,300	Bradespar SA	983,086

742,403	Cia Energetica de Minas Gerais	1,583,542

1,763	Cyrela Brazil Realty SA Empreendimentos e Participacoes *	7,161

Shares	Description	Value ($)

	Brazil — continued

43,600	Gerdau SA	196,801

50,695	Gerdau SA Sponsored ADR	228,127

9,700	Itausa SA	24,843

97,600	Petroleo Brasileiro SA – Petrobras

	Sponsored ADR (b)	1,636,752

	Total Brazil	4,691,373

	Germany — 0.3%

3,099	Bayerische Motoren Werke AG	269,369

205	Draegerwerk AG & Co. KGaA	21,914

7,249	Henkel AG & Co. KGaA (b)	562,663

25,522	Volkswagen AG *	2,723,186

	Total Germany	3,577,132

	Italy — 0.0%

1,049	Danieli & C Officine Meccaniche SpA	61,087

	Russia — 0.0%

56,000	Nizhnekamskneftekhim PJSC * (d) (f)	—

	South Korea — 0.2%

22,872	Samsung Electronics Co. Ltd.	3,060,125

51	Samsung Electronics Co. Ltd. GDR (Registered)	174,010

	Total South Korea	3,234,135

	TOTAL PREFERRED STOCKS (COST $10,000,282)	11,563,727

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%

7,900	Resolute Forest Products, Inc. * (e)	11,850

	United States — 0.0%

90,581	Walgreens Boots Alliance, Inc. CVR * (e)	45,293

	TOTAL RIGHTS/WARRANTS (COST $56,698)	57,143

	INVESTMENT FUNDS — 21.8%

	Japan — 0.0%

1,510,500	Carlyle ARE Partners II, L.P. (d) (h)	853,110

	United States — 21.8%

8,906,094	GMO Alternative Allocation Fund, Class VI (i)	164,851,797

418,696	GMO Climate Change Fund, Class III (i)	13,461,074

714,036	GMO High Yield Fund, Class VI (i)	12,524,192

956,814	GMO Opportunistic Income Fund, Class VI (i)	23,202,730

1,377,111	GMO Resources Fund, Class VI (i)	39,275,201

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares / Par Value†		Description	Value ($)

		United States — continued

	6,192,033	GMO U.S. Treasury Fund, Class VI (i) (j)	31,022,088

		Total United States	284,337,082

		TOTAL INVESTMENT FUNDS (COST $271,784,689)	285,190,192

		DEBT OBLIGATIONS — 17.3%

		Dominican Republic — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

DOP	37,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	744,914

		Malaysia — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

MYR	3,900,000	Malaysia Government Bonds, 3.90%, due 11/30/26	988,067

		Paraguay — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

PYG	860,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	134,476

		Uganda — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

UGX	520,000,000	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	138,199

		United States — 17.1%

		U.S. Government — 17.1%

	55,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 07/31/27 (b)	55,053,423

	53,800,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.82%, due 10/31/27	53,892,473

	114,825,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28 (b)	114,843,296

		Total U.S. Government	223,789,192

		Total United States	223,789,192

		Uruguay — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

UYU	9,000,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	248,736

		TOTAL DEBT OBLIGATIONS (COST $225,880,929)	226,043,584

Shares / Par Value†		Description	Value ($)

		SHORT-TERM INVESTMENTS — 16.1%

		Money Market Funds — 0.7%

	8,713,550	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (k)	8,713,550

		Repurchase Agreements — 15.3%

	200,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated 05/29/26, maturing on 06/01/26 with a maturity value of $200,060,167 and an effective yield of 3.61%, collateralized by a U.S. Treasury Note with maturity date 10/31/27 and a market value of $204,167,102.	200,000,000

		Sovereign and Sovereign Agency Issuers — 0.1%

EGP	44,000,000	Egypt Treasury Bills, Zero Coupon, due 10/20/26	772,873

NGN	1,099,999,999	Nigeria OMO Bills, Zero Coupon, due 07/07/26	786,071

		Total Sovereign and Sovereign Agency Issuers	1,558,944

		TOTAL SHORT-TERM INVESTMENTS (COST $210,301,992)	210,272,494

		TOTAL INVESTMENTS — 114.8% (Cost $1,369,832,371)	1,499,032,688

		SECURITIES SOLD SHORT — (12.7)%

		Common Stocks — (12.6)%

		Australia — (0.4)%

	(123,123)	Lottery Corp. Ltd.	(478,278)

	(89,191)	Lynas Rare Earths Ltd. *	(1,226,241)

	(12,862)	Pro Medicus Ltd.	(1,222,723)

	(247,845)	Sigma Healthcare Ltd.	(522,835)

	(12,727)	WiseTech Global Ltd.	(330,869)

	(24,176)	Xero Ltd. *	(1,313,689)

		Total Australia	(5,094,635)

		Belgium — (0.0)%

	(35)	Lotus Bakeries NV	(448,555)

		Brazil — (0.1)%

	(91,318)	NU Holdings Ltd. – Class A *	(1,199,005)

		Canada — (0.8)%

	(25,600)	AltaGas Ltd.	(996,221)

	(17,723)	Brookfield Renewable Corp.	(708,566)

	(7,926)	Cameco Corp.	(893,260)

	(1,600)	Dollarama, Inc.	(204,606)

	(2,600)	Element Fleet Management Corp.	(51,806)

	(15,045)	Enbridge, Inc.	(823,563)

	(3,453)	Franco-Nevada Corp.	(796,607)

	(15,087)	GFL Environmental, Inc.	(506,018)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

(38,700)	Keyera Corp.	(1,605,377)

(15,409)	Pan American Silver Corp.	(878,159)

(20,068)	Pembina Pipeline Corp.	(934,165)

(6,741)	RB Global, Inc.	(716,905)

(11,403)	Restaurant Brands International, Inc.	(851,804)

(1,588)	TC Energy Corp.	(105,793)

(4,680)	Wheaton Precious Metals Corp.	(620,568)

	Total Canada	(10,693,418)

	Chile — (0.1)%

(12,416)	Latam Airlines Group SA ADR	(666,491)

	China — (0.1)%

(147,601)	NIO, Inc. ADR*	(826,566)

(18,647)	XPeng, Inc. ADR*	(306,743)

	Total China	(1,133,309)

	Denmark — (0.2)%

(21,070)	Coloplast AS – Class B	(1,293,471)

(2,863)	Novonesis Novozymes B – Class B	(166,335)

(7,033)	Orsted AS *	(179,240)

(50,038)	Tryg AS	(1,176,138)

	Total Denmark	(2,815,184)

	France — (0.2)%

(6,145)	Aeroports de Paris SA	(823,363)

(46,810)	Getlink SE	(1,022,815)

(562)	Hermes International SCA	(1,050,225)

	Total France	(2,896,403)

	Germany — (0.5)%

(33,111)	Delivery Hero SE *	(1,418,412)

(11,821)	Hensoldt AG	(1,227,254)

(1,532)	HOCHTIEF AG	(866,136)

(1,000)	MTU Aero Engines AG	(364,836)

(211)	Rational AG	(161,447)

(11)	Rheinmetall AG	(16,561)

(790)	RWE AG	(50,205)

(5,007)	Siemens Energy AG	(947,895)

(8,597)	Talanx AG	(1,028,341)

	Total Germany	(6,081,087)

	Israel — (0.0)%

(665)	Wix.com Ltd. *	(37,280)

	Italy — (0.3)%

(5,555)	Ferrari NV (c)	(1,908,759)

(280)	Ferrari NV (c)	(95,264)

(56,536)	FinecoBank Banca Fineco SpA	(1,379,431)

(341)	Prysmian SpA	(58,743)

	Total Italy	(3,442,197)

Shares	Description	Value ($)

	Japan — (1.1)%

(3,700)	Advantest Corp.	(604,933)

(141,800)	Aeon Co. Ltd.	(1,241,132)

(1,900)	Asics Corp.	(57,718)

(3,200)	Disco Corp.	(1,305,711)

(1,500)	Fast Retailing Co. Ltd.	(777,354)

(15,800)	Fujikura Ltd.	(470,848)

(3,700)	Ibiden Co. Ltd.	(531,942)

(42,500)	IHI Corp.	(738,495)

(86,500)	Japan Exchange Group, Inc.	(1,056,706)

(22,000)	Mitsubishi Heavy Industries Ltd.	(520,053)

(27,300)	MonotaRO Co. Ltd.	(322,660)

(115,900)	Oriental Land Co. Ltd.	(1,666,716)

(229,300)	Rakuten Group, Inc. *	(1,071,865)

(4,000)	Ryohin Keikaku Co. Ltd.	(97,696)

(131,300)	Sanrio Co. Ltd.	(706,025)

(2,200)	Seibu Holdings, Inc.	(38,983)

(32,700)	Shiseido Co. Ltd.	(576,538)

(1,420,100)	SoftBank Corp.	(1,918,647)

(5,800)	Zensho Holdings Co. Ltd.	(293,339)

	Total Japan	(13,997,361)

	Mexico — (0.0)%

(601)	Grupo Aeroportuario del Pacifico SAB de CV ADR	(142,016)

	Netherlands — (0.3)%

(5,630)	BE Semiconductor Industries NV	(1,864,125)

(84,250)	CVC Capital Partners PLC	(1,346,682)

(3,696)	Nebius Group NV *	(854,109)

	Total Netherlands	(4,064,916)

	Norway — (0.2)%

(41,268)	Kongsberg Gruppen ASA	(1,478,267)

(14,979)	Salmar ASA	(930,583)

	Total Norway	(2,408,850)

	Peru — (0.1)%

(8,380)	Southern Copper Corp.	(1,603,088)

	Singapore — (0.0)%

(147,347)	Grab Holdings Ltd. – Class A *	(521,608)

	Spain — (0.2)%

(36,934)	Cellnex Telecom SA *	(1,235,910)

(23,680)	Ferrovial NV	(1,619,680)

	Total Spain	(2,855,590)

	Sweden — (0.2)%

(45,650)	EQT AB	(1,570,098)

(1,709)	Spotify Technology SA *	(850,535)

	Total Sweden	(2,420,633)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Switzerland — (0.1)%

(17,063)	Avolta AG	(1,072,213)

(20)	Chocoladefabriken Lindt & Spruengli AG	(238,288)

(41)	Partners Group Holding AG	(43,258)

(467)	VAT Group AG	(364,627)

	Total Switzerland	(1,718,386)

	United Kingdom — (0.6)%

(10,402)	Antofagasta PLC	(573,019)

(37,884)	Entain PLC	(271,088)

(105,568)	Informa PLC	(1,146,942)

(11,355)	InterContinental Hotels Group PLC	(1,741,303)

(8,755)	London Stock Exchange Group PLC	(1,059,349)

(9,638)	Rolls-Royce Holdings PLC	(173,405)

(28,844)	Severn Trent PLC	(1,150,123)

(95,687)	Standard Life PLC	(995,554)

(79,530)	Wise Group PLC – Class A *	(996,319)

	Total United Kingdom	(8,107,102)

	United States — (7.1)%

(6,561)	AbbVie, Inc.	(1,428,461)

(31,980)	Affirm Holdings, Inc. *	(2,355,327)

(374)	Air Products & Chemicals, Inc.	(104,204)

(4,628)	Alnylam Pharmaceuticals, Inc. *	(1,397,563)

(1,543)	Analog Devices, Inc.	(638,571)

(3,497)	AppLovin Corp. – Class A *	(2,143,976)

(2,023)	Arthur J Gallagher & Co.	(406,846)

(13,320)	AST SpaceMobile, Inc. *	(1,510,621)

(4,093)	Axon Enterprise, Inc. *	(1,836,611)

(3,146)	Bloom Energy Corp. – Class A *	(896,610)

(7,490)	Boeing Co. *	(1,731,313)

(4,928)	Burlington Stores, Inc. *	(1,595,834)

(22,055)	Carvana Co. *	(1,610,015)

(1,658)	Ciena Corp. *	(962,021)

(6,488)	Cintas Corp.	(1,111,135)

(6,841)	Cloudflare, Inc. – Class A *	(1,654,291)

(1,144)	Coherent Corp. *	(413,522)

(6,537)	CoreWeave, Inc. – Class A *	(715,998)

(5,331)	Corning, Inc.	(965,764)

(55)	Costco Wholesale Corp.	(52,598)

(8,638)	Credo Technology Group Holding Ltd. *	(2,038,827)

(9,110)	DoorDash, Inc. – Class A *	(1,451,132)

(87,980)	DraftKings, Inc. – Class A *	(2,154,630)

(4,770)	Ecolab, Inc.	(1,221,120)

(1,209)	Fair Isaac Corp. *	(1,511,963)

(40,579)	Fidelity National Information Services, Inc.	(1,744,491)

(4,008)	FTAI Aviation Ltd.	(1,043,443)

(170)	GE Vernova, Inc.	(164,614)

(10,028)	Hyatt Hotels Corp. – Class A	(1,818,678)

(9,650)	Insmed, Inc. *	(1,031,682)

(70)	Insulet Corp. *	(10,146)

Shares	Description	Value ($)

	United States — continued

(35,224)	IonQ, Inc. *	(2,538,594)

(16,131)	IREN Ltd. *	(1,024,964)

(668)	Johnson Controls International PLC	(89,552)

(22,281)	Liberty Media Corp.-Liberty Formula One – Class C *	(2,022,892)

(3,294)	Linde PLC	(1,639,391)

(10,078)	Live Nation Entertainment, Inc. *	(1,697,236)

(652)	Lumentum Holdings, Inc. *	(557,434)

(129)	Marriott International, Inc. – Class A	(48,452)

(3,191)	Marvell Technology, Inc.	(654,155)

(1,740)	McKesson Corp.	(1,291,846)

(6,059)	MongoDB, Inc. *	(2,033,097)

(124)	Motorola Solutions, Inc.	(50,007)

(2,879)	MSCI, Inc.	(1,817,743)

(7,813)	Natera, Inc. *	(1,745,190)

(665)	NiSource, Inc.	(30,736)

(24,453)	Oklo, Inc. *	(1,635,417)

(26,009)	Okta, Inc. *	(3,206,129)

(18,575)	ONEOK, Inc.	(1,559,185)

(1,623)	O’Reilly Automotive, Inc. *	(141,006)

(25,052)	Otis Worldwide Corp.	(1,774,684)

(9,975)	Palantir Technologies, Inc. – Class A *	(1,561,486)

(2,019)	Palo Alto Networks, Inc. *	(568,732)

(94,670)	Rivian Automotive, Inc. – Class A *	(1,543,121)

(42,186)	ROBLOX Corp. – Class A *	(1,989,070)

(60,148)	Rocket Cos., Inc. – Class A *	(872,747)

(13,662)	Rocket Lab Corp. *	(1,960,224)

(27,203)	Rollins, Inc.	(1,294,863)

(41,071)	Samsara, Inc. – Class A *	(1,437,074)

(1,205)	Seagate Technology Holdings PLC	(1,060,159)

(7,590)	Snowflake, Inc. *	(1,939,624)

(93,700)	SoFi Technologies, Inc. *	(1,707,214)

(13,278)	Starbucks Corp.	(1,316,646)

(791)	STERIS PLC	(168,269)

(343)	Take-Two Interactive Software, Inc. *	(76,887)

(3,944)	Tesla, Inc. *	(1,718,756)

(3,677)	Texas Pacific Land Corp.	(1,445,061)

(597)	TransDigm Group, Inc.	(751,217)

(715)	Twilio, Inc. – Class A *	(136,308)

(424)	Tyler Technologies, Inc. *	(132,776)

(3,044)	Vistra Corp.	(487,740)

(4,579)	Watsco, Inc.	(1,680,951)

(1,997)	Western Digital Corp.	(1,060,826)

(22,289)	Williams Cos., Inc.	(1,591,212)

(20,645)	Zillow Group, Inc. – Class C *	(722,575)

(12,361)	Zscaler, Inc. *	(1,727,203)

	Total United States	(92,230,458)

	TOTAL COMMON STOCKS (PROCEEDS $127,874,961)	(164,577,572)

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(4,171)	Sartorius AG	(1,188,893)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,323,273)	(1,188,893)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $129,198,234)	(165,766,465)

	Other Assets and Liabilities (net) — (2.1)%	(27,413,106)

	TOTAL NET ASSETS — 100.0%	$ 1,305,853,117

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2026

Carlyle ARE Partners II, L.P.	03/24/26	$950,568	0.0%	$853,110

Evraz PLC	10/25/21	197,469	0.0%	—

Federal Grid Co-Rosseti PJSC	08/12/19	462,175	0.0%	—

Gazprom PJSC	08/10/20	7,398,324	0.0%	—

GMK Norilskiy Nickel PAO	06/11/20	1,319,027	0.0%	—

Inter RAO UES PJSC	06/05/20	453,917	0.0%	—

LSR Group PJSC	08/12/19	175,128	0.0%	—

LSR Group PJSC GDR	05/06/21	2	0.0%	—

Mosenergo PJSC	11/22/21	96,796	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	55,853	0.0%	—

Novatek PJSC	10/21/21	198,983	0.0%	—

Novolipetsk Steel PJSC	11/07/19	3,077,372	0.0%	—

PhosAgro PJSC	12/03/20	212,444	0.0%	—

PhosAgro PJSC GDR	12/03/20	1,365	0.0%	—

Polyus PJSC GDR	02/24/23	0	0.0%	—

Severstal PAO GDR (Registered)	03/16/20	1,679,360	0.0%	—

SFI PJSC	03/16/20	68,731	0.0%	—

Tatneft PJSC	03/16/20	2,263,701	0.0%	—

Unipro PAO	01/13/21	50,836	0.0%	—

United Co. RUSAL International PJSC	11/12/21	51,608	0.0%	—

				$853,110

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/15/2026	SSB	MXN	8,300,000	USD	479,425	2,416
07/01/2026	MSCI	PHP	14,400,000	USD	240,646	6,955
08/10/2026	MSCI	USD	3,668,695	COP	13,949,000,000	52,205
07/15/2026	DB	USD	749,163	CZK	15,600,000	446
08/31/2026	JPM	USD	4,729,023	EUR	4,049,000	11,405
08/19/2026	DB	USD	773,164	HUF	240,400,000	16,391
07/15/2026	SSB	USD	2,477,540	MXN	43,600,000	28,194
06/30/2026	CITI	USD	577,334	PEN	2,000,000	7,800
06/30/2026	MSCI	USD	2,688,613	PEN	9,500,000	90,772
07/29/2026	BCLY	USD	463,639	TRY	22,700,000	4,326

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
06/30/2026	CITI	USD	61,143	ZAR	1,000,000	386
06/30/2026	MSCI	USD	3,436,653	ZAR	57,300,000	88,976
08/10/2026	GS	COP	406,900,000	USD	107,781	(759)
07/02/2026	JPM	USD	3,801,757	BRL	19,300,000	(3,778)
08/05/2026	CITI	USD	1,206,389	IDR	21,019,400,000	(32,684)
08/05/2026	GS	USD	71,992	IDR	1,247,700,000	(2,321)
07/01/2026	CITI	USD	974,691	PHP	59,500,000	(9,095)
07/21/2026	CITI	USD	756,382	THB	24,000,000	(16,190)

						$245,445

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
742	U.S. Treasury Note 10 Yr. (CBT)	September 2026	81,492,469	169,977
1,718	U.S. Treasury Note 2 Yr. (CBT)	September 2026	354,874,375	799,275
1,325	U.S. Treasury Note 5 Yr. (CBT)	September 2026	142,054,493	171,839
482	U.S. Treasury Ultra 10 Yr. (CBT)	September 2026	54,021,656	210,239
47	U.S. Ultra Bond (CBT)	September 2026	5,377,094	86,587

			$637,820,087	$1,437,917

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
23	MSCI Emerging Market	June 2026	2,010,775	(21,739)
217	TOPIX Index	June 2026	53,889,704	(5,321,336)

			$55,900,479	$(5,343,075)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S46	USD	11,385,000	5.00%	3.02%	N/A	06/20/2031	Quarterly	(455,400)	(949,521)	(494,121)
ITRAXX.EUR.45	EUR	261,700,000	1.00%	0.53%	N/A	06/20/2031	Quarterly	(4,649,050)	(6,797,236)	(2,148,186)

								$(5,104,450)	$(7,746,757)	$(2,642,307)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts — Continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	12,023,587	06/24/2026	Monthly	—	162,786	162,786
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	10,333,514	06/18/2027	Monthly	—	306,843	306,843

							$—	$469,629	$469,629

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Private placement security; restricted as to resale.

(i)	Affiliated company.

(j)	All or a portion of this security is purchased with collateral from securities loaned.

(k)	The rate disclosed is the 7 day net yield as of May 31, 2026.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CVR - Contingent Value Right

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OMO - Open Market Operations

PJSC - Private Joint-Stock Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazilian Real

COP - Colombian Peso

CZK - Czech Republic Koruna

DOP - Dominican Republic Peso

EGP - Egyptian Pound

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

PEN - Peruvian Sol

PHP - Philippines Peso

PYG - Paraguayan Guarani

THB - Thai Baht

TRY - Turkish Lira

UGX - Ugandan Shilling

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%

5,531,168	GMO Alternative Allocation Fund, Class VI (a)	102,381,921

4,969,172	GMO Asset Allocation Bond Fund, Class VI (a)	88,948,177

209,977	GMO Climate Change Fund, Class III (a)	6,750,749

407,285	GMO Domestic Resilience ETF (a)	12,318,457

261,493	GMO Emerging Country Debt Fund, Class VI (a)	6,367,354

1,020,446	GMO Emerging Markets ex-China Fund, Class VI (a)	21,592,644

1,213,222	GMO Emerging Markets Fund, Class VI (a)	48,977,780

2,501,516	GMO International Equity Fund, Class IV (a)	100,260,773

2,401,766	GMO International Opportunistic Value Fund, Class IV (a)	44,913,019

1,336,816	GMO-Usonian Japan Value Creation Fund, Class VI (a)	41,227,401

791,629	GMO Opportunistic Income Fund, Class VI (a)	19,197,011

539,242	GMO Quality Fund, Class VI (a)	20,027,424

216,925	GMO Resources Fund, Class VI (a)	6,186,711

485,115	GMO Small Cap Quality Fund, Class VI (a)	12,569,336

2,919,422	GMO U.S. Equity Fund, Class VI (a)	48,199,656

1,858,026	GMO U.S. Opportunistic Value Fund, Class VI (a)	44,592,625

488,305	GMO U.S. Small Cap Value Fund, Class VI (a)	13,042,619

3,478,081	GMO U.S. Treasury Fund, Class VI (a)	17,425,187

	TOTAL INVESTMENT FUNDS (COST $553,115,858)	654,978,844

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 0.2%

	U.S. Government — 0.2%

1,100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28 (b)	1,100,175

	TOTAL DEBT OBLIGATIONS (COST $1,099,782)	1,100,175

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

1,858,723	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (c)	1,858,723

	TOTAL SHORT-TERM INVESTMENTS (COST $1,858,723)	1,858,723

	TOTAL INVESTMENTS — 100.4% (Cost $556,074,363)	657,937,742

	Other Assets and Liabilities (net) — (0.4%)	(2,630,087)

	TOTAL NET ASSETS — 100.0%	$655,307,655

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
83	TOPIX Index	June 2026	$20,612,191	$(1,980,878)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Affiliated company.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2026.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.4%

	United States — 99.4%

34,007	GMO Climate Change Fund, Class III (a)	1,093,311

73,066	GMO Domestic Resilience ETF (a)	2,209,903

114,191	GMO Emerging Markets ex-China Fund, Class VI (a)	2,416,291

709,243	GMO International Equity Fund, Class IV (a)	28,426,461

600,961	GMO International Opportunistic Value Fund, Class IV (a)	11,237,975

211,712	GMO-Usonian Japan Value Creation Fund, Class VI (a)	6,529,186

420,928	GMO Quality Fund, Class VI (a)	15,633,249

70,744	GMO Resources Fund, Class VI (a)	2,017,611

151,427	GMO Small Cap Quality Fund, Class VI (a)	3,923,483

796,672	GMO U.S. Equity Fund, Class VI (a)	13,153,054

633,992	GMO U.S. Opportunistic Value Fund, Class VI (a)	15,215,801

111,997	GMO U.S. Small Cap Value Fund, Class VI (a)	2,991,453

	TOTAL INVESTMENT FUNDS (COST $75,678,483)	104,847,778

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 0.4%

	U.S. Government — 0.4%

450,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28 (b)	450,072

	TOTAL DEBT OBLIGATIONS (COST $449,987)	450,072

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

290,635	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (c)	290,635

	TOTAL SHORT-TERM INVESTMENTS (COST $290,635)	290,635

	TOTAL INVESTMENTS — 100.1% (Cost $76,419,105)	105,588,485

	Other Assets and Liabilities (net) — (0.1%)	(92,472)

	TOTAL NET ASSETS — 100.0%	$105,496,013

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
8	S&P 500 E-Mini	June 2026	$3,038,300	$369,799

Sales
12	TOPIX Index	June 2026	$2,980,076	$(237,284)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Affiliated company.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2026.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.3%

	United States — 99.3%

199,576	GMO Climate Change Fund, Class III (a)	6,416,362

389,195	GMO Domestic Resilience ETF (a)	11,771,320

934,520	GMO Emerging Markets ex-China Fund, Class VI (a)	19,774,458

1,734,181	GMO Emerging Markets Fund, Class VI (a)	70,008,894

3,741,268	GMO International Equity Fund, Class IV (a)	149,950,011

3,689,934	GMO International Opportunistic Value Fund, Class IV (a)	69,001,767

1,241,283	GMO-Usonian Japan Value Creation Fund, Class VI (a)	38,281,162

2,046,243	GMO Quality Fund, Class VI (a)	75,997,490

431,720	GMO Resources Fund, Class VI (a)	12,312,651

966,311	GMO Small Cap Quality Fund, Class VI (a)	25,037,124

3,113,581	GMO U.S. Equity Fund, Class VI (a)	51,405,219

3,408,757	GMO U.S. Opportunistic Value Fund, Class VI (a)	81,810,166

695,996	GMO U.S. Small Cap Value Fund, Class VI (a)	18,590,047

	TOTAL INVESTMENT FUNDS (COST $458,377,201)	630,356,671

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 0.4%

	U.S. Government — 0.4%

2,700,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28 (b)	2,700,430

	TOTAL DEBT OBLIGATIONS (COST $2,699,926)	2,700,430

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

2,013,410	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (c)	2,013,410

	TOTAL SHORT-TERM INVESTMENTS (COST $2,013,410)	2,013,410

	TOTAL INVESTMENTS — 100.0% (Cost $463,090,537)	635,070,511

	Other Assets and Liabilities (net) — (0.0%)	(11,201)

	TOTAL NET ASSETS — 100.0%	$635,059,310

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
50	S&P 500 E-Mini	June 2026	$18,989,375	$1,628,374

Sales
76	TOPIX Index	June 2026	$18,873,813	$(1,504,944)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Affiliated company.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2026.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 73.3%

	Argentina — 0.2%

42,700	Vista Energy SAB de CV ADR *	3,168,340

40,866	YPF SA Sponsored ADR *	2,166,307

	Total Argentina	5,334,647

	Australia — 1.6%

105,406	Accent Group Ltd. (a)	43,977

6,784	Aristocrat Leisure Ltd. (b)	243,752

393,726	Aurizon Holdings Ltd.	1,184,896

401,150	BHP Group Ltd. (a)	17,858,539

65,447	BlueScope Steel Ltd.	1,493,595

6,592	Credit Corp. Group Ltd.	53,377

9,827	CSL Ltd. (a)	682,496

618,197	Fortescue Ltd.	9,928,776

350,881	Grange Resources Ltd. *	40,402

152,178	Harvey Norman Holdings Ltd. (b)	503,746

192,023	Helia Group Ltd.	666,039

9,606	Monadelphous Group Ltd.	213,651

47,744	NRW Holdings Ltd.	261,316

44,026	Paladin Energy Ltd. * (a)	360,319

122,235	Perenti Ltd.	185,510

99,294	Perseus Mining Ltd.	372,671

56,189	QBE Insurance Group Ltd.	913,102

195,527	Ramelius Resources Ltd.	456,371

6,418	Rio Tinto Ltd.	858,372

103,181	Santos Ltd. (a)	579,021

69,907	Southern Cross Media Group Ltd. (a)	30,960

21,542	Suncorp Group Ltd. (a)	268,647

21,896	Super Retail Group Ltd. (a)	184,253

32,593	Woodside Energy Group Ltd. (a)	712,986

	Total Australia	38,096,774

	Austria — 0.3%

6,194	EVN AG	203,776

24,136	OMV AG (a)	1,736,831

59,318	Raiffeisen Bank International AG	3,405,027

18,603	UNIQA Insurance Group AG	371,763

10,534	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)	776,898

14,941	voestalpine AG (a)	843,183

	Total Austria	7,337,478

	Belgium — 0.4%

79,170	Ageas SA	6,134,228

8,313	Barco NV	89,035

10,272	Bekaert SA (a)	494,749

7,054	Econocom Group SA NV	12,692

1,487	Melexis NV (a)	140,504

152,692	Proximus SADP	1,188,944

35,177	Umicore SA	1,033,773

	Total Belgium	9,093,925

Shares	Description	Value ($)

	Brazil — 0.4%

222,200	Banco Bradesco SA	682,737

378,869	Klabin SA	1,251,994

56,900	Pagseguro Digital Ltd. – Class A	532,015

29,400	PRIO SA *	362,798

117,126	Sao Martinho SA	394,247

117,500	SLC Agricola SA	361,033

107,200	Suzano SA	890,615

240,600	Vale SA Sponsored ADR	3,909,750

24,100	Vale SA	395,667

92,833	Vibra Energia SA	547,478

	Total Brazil	9,328,334

	Canada — 4.1%

23,100	Alimentation Couche-Tard, Inc. (b)	1,305,088

58,000	Anaergia, Inc. * (a)	122,845

17,900	Bank of Montreal (a) (b)	2,907,443

78,300	Bank of Nova Scotia (c)	6,282,629

37,167	Bank of Nova Scotia (a) (b) (c)	2,975,218

6,320	Barrick Mining Corp.	268,916

101,400	Baytex Energy Corp.	495,846

6,600	Canadian Imperial Bank of Commerce (b)	720,440

26,900	Canadian Tire Corp. Ltd. – Class A (b)	3,451,645

126,100	Capstone Copper Corp. *	1,372,909

19,612	Cenovus Energy, Inc. (a)	540,703

78,473	Centerra Gold, Inc. (c)	1,386,618

19,200	Centerra Gold, Inc. (c)	338,975

44,000	CGI, Inc. (a) (b)	3,072,803

15,800	Cogeco Communications, Inc.	770,374

4,787	Cogeco, Inc.	230,175

94,780	DPM Metals, Inc.	3,183,052

13,000	Empire Co. Ltd. – Class A	461,009

9,500	Enerflex Ltd.	237,595

1,000	Fairfax Financial Holdings Ltd. (b)	1,556,378

7,800	Finning International, Inc.	589,137

47,600	First Quantum Minerals Ltd. * (a)	1,465,306

11,100	iA Financial Corp., Inc.	1,383,867

69,942	IGM Financial, Inc.	3,985,525

10,963	Interfor Corp. *	87,154

4,500	International Petroleum Corp. *	114,304

98,800	Ivanhoe Mines Ltd. – Class A * (a)	875,021

110,972	Largo, Inc. * (a)	104,641

11,800	Linamar Corp.	873,028

116,566	Magna International, Inc. (a) (c)	7,548,814

30,000	Magna International, Inc. (c)	1,944,293

111,500	Manulife Financial Corp. (a) (b) (c)	4,264,603

56,708	Manulife Financial Corp. (b) (c)	2,165,679

5,200	Mullen Group Ltd. (a)	82,225

134,100	NexGen Energy Ltd. * (a)	1,547,551

16,610	Nutrien Ltd. (c)	1,138,615

7,200	Nutrien Ltd. (c)	493,056

90,500	Open Text Corp. (a) (c)	2,151,808

89,236	Open Text Corp. (a) (c)	2,127,386

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Canada — continued

132,100	Parex Resources, Inc. (a)	2,304,432

99,356	Power Corp. of Canada (a) (b)	6,005,393

6,700	Precision Drilling Corp. *	598,633

2,300	Quebecor, Inc. – Class B (a)	111,609

3,000	Rogers Communications, Inc. – Class B	115,765

14,100	Rogers Sugar, Inc.	68,626

7,100	Russel Metals, Inc.	321,564

64,900	Sun Life Financial, Inc. (b) (c)	4,664,195

9,308	Sun Life Financial, Inc. (a) (c)	668,314

7,500	Suncor Energy, Inc. (a)	468,774

50,900	Tamarack Valley Energy Ltd.	471,101

584	Teekay Tankers Ltd. – Class A	41,084

8,588	Torex Gold Resources, Inc.	393,815

118,800	Toronto-Dominion Bank (c)	13,593,515

12,431	Toronto-Dominion Bank (b) (c)	1,411,913

2,643	Wajax Corp.	56,938

46,400	Whitecap Resources, Inc. (a)	533,113

	Total Canada	96,451,458

	China — 1.8%

1,380,000	361 Degrees International Ltd. (a)	832,674

1,776,000	AviChina Industry & Technology Co. Ltd. – Class H	710,322

108,871	Bank of Communications Co. Ltd. – Class H	101,489

91,000	Beijing Enterprises Holdings Ltd.	358,093

1,556,000	Bosideng International Holdings Ltd.	844,383

3,772,000	China Communications Services Corp. Ltd. – Class H	1,987,847

353,000	China Conch Venture Holdings Ltd.	477,819

119,000	China Feihe Ltd. (a)	46,501

178,000	China Foods Ltd.	80,462

3,659,000	China Greenfresh Group Co. Ltd. * (d)	—

238,500	China Hongqiao Group Ltd.	855,174

1,800,000	China Lesso Group Holdings Ltd.	1,061,066

79,000	China Medical System Holdings Ltd.	106,526

348,000	China National Building Material Co. Ltd. – Class H	235,561

595,000	China Nonferrous Mining Corp. Ltd.	1,032,675

996,000	China Overseas Land & Investment Ltd.	1,981,123

1,923,000	China Railway Group Ltd. – Class H	860,244

1,264,000	China Reinsurance Group Corp. – Class H	191,979

213,500	China Resources Pharmaceutical Group Ltd.	127,208

44,000	China Shineway Pharmaceutical Group Ltd.	47,039

1,456,800	China Taiping Insurance Holdings Co. Ltd.	3,698,698

1,080,158	CITIC Ltd.	1,811,681

1,612,000	Consun Pharmaceutical Group Ltd.	2,922,641

2,822,000	CSPC Pharmaceutical Group Ltd.	2,701,768

327,700	ENN Energy Holdings Ltd.	2,297,600

Shares	Description	Value ($)

	China — continued

212,000	Fufeng Group Ltd. (a)	161,539

90,100	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. – Class A	387,367

3,184	JD.com, Inc. ADR (a)	91,795

91,000	Kingboard Holdings Ltd.	764,780

1,498,000	Kunlun Energy Co. Ltd.	1,369,000

178,000	Lenovo Group Ltd.	545,492

239,000	Longfor Group Holdings Ltd. (a)	239,049

747,000	Lonking Holdings Ltd. *	278,405

316,000	Minth Group Ltd.	1,526,590

212,000	MMG Ltd. *	238,972

263,000	Orient Overseas International Ltd. (a) (b)	4,570,274

252,000	PICC Property & Casualty Co. Ltd. – Class H	467,708

62,796	Qfin Holdings, Inc. ADR	1,009,760

28,000	Sany Heavy Equipment International Holdings Co. Ltd.	27,525

522,000	Sino Biopharmaceutical Ltd.	332,668

1,178,500	Sinopec Engineering Group Co. Ltd. – Class H	830,574

218,400	Sinopharm Group Co. Ltd. – Class H	471,134

55,500	Sinotruk Hong Kong Ltd.	263,864

772,000	Skyworth Group Ltd. *	557,525

167,900	Vipshop Holdings Ltd. ADR (b)	2,387,538

60,500	Western Mining Co. Ltd. – Class A	273,551

164,000	Yankuang Energy Group Co. Ltd. – Class H (a)	305,400

	Total China	42,471,083

	Colombia — 0.0%

1,197	Corp. Financiera Colombiana SA *	4,916

	Denmark — 0.5%

464	AP Moller - Maersk AS – Class A (b)	1,129,770

1,812	AP Moller - Maersk AS – Class B (b)	4,499,133

9,433	Genmab AS *	2,472,612

35,952	H Lundbeck AS	242,834

7,844	Pandora AS	734,109

28,030	Rockwool AS – B Shares	877,622

7,847	Scandinavian Tobacco Group AS	86,428

26,648	Vestas Wind Systems AS (b)	747,685

	Total Denmark	10,790,193

	Egypt — 0.0%

64,353	Orascom Construction PLC	917,719

	Finland — 0.5%

13,082	Kemira OYJ	271,840

49,409	Neste OYJ	1,624,568

533,226	Nokia OYJ	7,831,905

2,141	Sanoma OYJ	23,130

26,781	Valmet OYJ	725,684

	Total Finland	10,477,127

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	France — 2.1%

120	Amundi SA (a)	11,699

16,096	Aperam SA	957,243

17,948	ArcelorMittal SA	1,235,583

13,411	AXA SA (b)	618,426

85,614	BNP Paribas SA	9,228,564

19,151	Capgemini SE * (b)	2,275,231

30,592	Carrefour SA	571,560

57	Cie de Saint-Gobain SA (b)	5,165

12,940	Coface SA	225,069

28,318	Derichebourg SA (b)	333,660

9,472	Eiffage SA	1,370,857

48,005	Etablissements Maurel et Prom SA	505,433

17,929	Ipsen SA	3,275,075

2,021	IPSOS SA	90,970

1,650	Mersen SA	80,148

4,694	Metropole Television SA	63,172

1,685	Publicis Groupe SA	163,932

14,281	Quadient SA	203,237

35,514	Rubis SCA	1,466,898

105,160	Sanofi SA	9,218,232

1,026	Societe BIC SA * (b)	69,616

4,009	Societe Generale SA	333,233

45,765	STMicroelectronics NV (c)	3,171,972

31,351	STMicroelectronics NV (c)	2,150,589

3,931	Teleperformance SE (b)	288,478

14,160	Television Francaise 1 SA	112,853

102,729	TotalEnergies SE (c)	9,013,731

1,951	TotalEnergies SE (c)	171,571

113,526	Valeo SE	1,748,301

18,168	Veolia Environnement SA (b)	733,001

	Total France	49,693,499

	Germany — 1.5%

3,285	Allianz SE (Registered) (b)	1,455,767

61,898	Bayer AG (Registered)	2,632,320

21,781	Daimler Truck Holding AG	1,065,775

267,726	Deutsche Bank AG (Registered)	8,675,689

113,093	Deutsche Post AG (b)	6,735,519

91,644	Deutsche Telekom AG (Registered) (b)	3,076,954

278	Draegerwerk AG & Co. KGaA	23,630

5,560	DWS Group GmbH & Co. KGaA	399,973

41,512	E.ON SE (b)	881,238

16,031	Fresenius Medical Care AG	694,736

5,589	Henkel AG & Co. KGaA (b)	405,362

5,952	Kloeckner & Co. SE *	78,977

103,646	Mercedes-Benz Group AG	6,293,179

5,944	Merck KGaA	905,236

2,366	RTL Group SA	86,899

4,542	Traton SE *	178,305

792	Wuestenrot & Wuerttembergische AG	13,595

	Total Germany	33,603,154

Shares	Description	Value ($)

	Greece — 0.0%

103	Eurobank SA	480

2,045	Motor Oil Hellas Corinth Refineries SA	88,257

	Total Greece	88,737

	Hong Kong — 1.3%

197,000	BOC Hong Kong Holdings Ltd.	1,203,736

114,000	Chow Sang Sang Holdings International Ltd.	159,025

833,000	CITIC Telecom International Holdings Ltd.	284,891

774,500	CK Asset Holdings Ltd.	4,676,142

1,328,000	CK Hutchison Holdings Ltd.	11,949,166

74,000	Dah Sing Banking Group Ltd.	127,058

44,000	Dah Sing Financial Holdings Ltd.	238,458

382,000	E-Commodities Holdings Ltd.	30,703

284,000	First Pacific Co. Ltd.	185,328

200,000	Giordano International Ltd.	38,552

47,000	Henderson Land Development Co. Ltd. (a)	185,560

458,000	IGG, Inc.	193,851

24,500	Johnson Electric Holdings Ltd.	79,813

24,000	KLN Logistics Group Ltd.	18,793

79,000	Luk Fook Holdings International Ltd.	210,704

443,000	Pacific Basin Shipping Ltd.	178,137

428,000	PAX Global Technology Ltd.	189,875

306,000	SITC International Holdings Co. Ltd.	1,353,968

39,500	SmarTone Telecommunications Holdings Ltd.	23,948

166,000	Sun Hung Kai Properties Ltd. (b)	2,787,925

40,000	Techtronic Industries Co. Ltd. (b)	593,823

105,500	Texhong International Group Ltd.	84,957

2,772,000	United Energy Group Ltd.	163,096

86,000	VSTECS Holdings Ltd.	105,585

74,200	VTech Holdings Ltd.	485,005

4,669,000	WH Group Ltd.	5,388,193

	Total Hong Kong	30,936,292

	Hungary — 0.3%

36,561	Magyar Telekom Telecommunications PLC	317,394

69,119	MOL Hungarian Oil & Gas PLC	877,963

28,118	OTP Bank Nyrt	3,860,752

28,474	Richter Gedeon Nyrt	1,205,350

	Total Hungary	6,261,459

	India — 0.6%

165,606	Ashapura Minechem Ltd.	1,291,434

522,267	Bharat Petroleum Corp. Ltd.	1,643,026

13,297	Dhampur Bio Organics Ltd.	14,968

330,612	Hindalco Industries Ltd.	3,939,238

195,073	Hindustan Petroleum Corp. Ltd.	808,345

681,765	Indian Oil Corp. Ltd.	1,009,971

4,789	Muthoot Finance Ltd.	166,335

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	India — continued

1,669,074	NMDC Ltd.	1,553,182

1,018,265	Oil & Natural Gas Corp. Ltd.	2,849,599

70,055	Power Finance Corp. Ltd.	317,646

28,227	Siyaram Silk Mills Ltd.	170,410

195,684	Tata Motors Ltd. *	786,351

	Total India	14,550,505

	Indonesia — 0.2%

3,632,000	Aneka Tambang Tbk. PT	591,212

14,186,600	Astra International Tbk. PT	3,973,871

450,400	Indofood Sukses Makmur Tbk. PT	174,580

174,400	Perusahaan Gas Negara Persero Tbk. PT	17,820

341,200	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	24,661

	Total Indonesia	4,782,144

	Ireland — 0.1%

74,484	AIB Group PLC	876,520

22,257	Bank of Ireland Group PLC	452,239

16,726	Origin Enterprises PLC	88,319

	Total Ireland	1,417,078

	Israel — 0.5%

122,925	Bank Hapoalim BM	3,151,829

26,622	Bank Leumi Le-Israel BM	673,564

19,335	Bezeq The Israeli Telecommunication Corp. Ltd.	54,836

1,139	Delek Group Ltd.	350,188

120,792	ICL Group Ltd.	793,791

134,527	Israel Discount Bank Ltd. – Class A	1,489,394

11,706	Mizrahi Tefahot Bank Ltd.	896,954

26,933	Nice Ltd. Sponsored ADR * (a)	2,495,612

577	Nice Ltd. *	52,099

272,772	Oil Refineries Ltd.	156,445

39,600	ZIM Integrated Shipping Services Ltd.	930,204

	Total Israel	11,044,916

	Italy — 1.0%

13,609	Arnoldo Mondadori Editore SpA	33,094

24,781	Banca IFIS SpA (a)	585,456

23,435	Banco BPM SpA (a)	368,191

136,886	BPER Banca SpA (a)	1,853,182

23,686	Buzzi SpA (a)	1,279,465

25,026	Credito Emiliano SpA	449,211

24,190	d’Amico International Shipping SA	197,973

10,553	Esprinet SpA (a)	85,582

37,413	Intesa Sanpaolo SpA (b)	252,839

91,568	Iren SpA	286,062

18,969	Italgas SpA (b)	222,534

3,893	Leonardo SpA (b)	247,225

38,506	MFE-MediaForEurope NV – Class A	135,683

24,676	OVS SpA	161,042

Shares	Description	Value ($)

	Italy — continued

54,011	Saipem SpA (a)	259,553

482,643	Stellantis NV * (a)	3,851,648

6,360,914	Telecom Italia SpA*	5,403,593

11,935	Tenaris SA	363,563

10,602	Tenaris SA ADR	645,980

271,811	Unipol Assicurazioni SpA	6,720,064

	Total Italy	23,401,940

	Japan — 18.2%

8,400	ADEKA Corp.	225,853

140,500	AGC, Inc.	6,119,489

7,600	Ai Holdings Corp.	134,042

5,600	Aica Kogyo Co. Ltd.	121,214

12,000	Aichi Corp.	105,224

1,500	Alfresa Holdings Corp.	21,035

4,300	AOKI Holdings, Inc.	44,300

5,700	Aoyama Trading Co. Ltd.	24,837

8,100	Arata Corp.	131,516

2,400	Artience Co. Ltd.	62,981

306,700	Asahi Group Holdings Ltd.	2,926,722

158,100	Asahi Kasei Corp.	1,773,421

8,700	Asahi Yukizai Corp. (a)	363,867

17,400	Astellas Pharma, Inc.	247,843

21,400	Axial Retailing, Inc.	140,084

8,000	Bando Chemical Industries Ltd.	112,493

181,400	Brother Industries Ltd.	4,267,940

3,200	Buffalo, Inc.	46,699

35,100	Bunka Shutter Co. Ltd.	412,797

32,400	Canon Marketing Japan, Inc.	723,512

14,300	Canon, Inc.	380,300

3,700	Central Glass Co. Ltd.	95,203

2,900	Chiyoda Integre Co. Ltd.	57,548

152,900	Chubu Electric Power Co., Inc. (b)	2,807,272

16,200	Citizen Watch Co. Ltd.	235,537

7,800	Cosmo Energy Holdings Co. Ltd.	183,109

6,800	Create SD Holdings Co. Ltd. (a)	136,910

303,400	Credit Saison Co. Ltd.	7,800,374

25,900	Dai Nippon Printing Co. Ltd. (b)	450,344

12,300	Dai Nippon Toryo Co. Ltd.	99,439

216,100	Daicel Corp.	1,807,024

14,300	Daido Steel Co. Ltd.	186,814

5,300	Daiichi Jitsugyo Co. Ltd.	103,617

5,100	Daikin Industries Ltd.	734,225

112,800	Daito Trust Construction Co. Ltd.	2,240,656

125,700	Daiwa House Industry Co. Ltd.	3,418,327

274,000	Daiwabo Holdings Co. Ltd.	5,884,435

168,700	Denka Co. Ltd.	4,736,227

123,200	Denso Corp.	1,465,761

8,800	Dowa Holdings Co. Ltd.	569,369

8,400	Ebara Corp. (a)	298,690

2,000	Elecom Co. Ltd.	21,353

13,900	Electric Power Development Co. Ltd.	350,437

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

110,800	EXEO Group, Inc.	1,975,684

400	Ferrotec Corp. (a)	21,774

84,500	Fuji Corp.	4,195,806

12,200	Fuji Electric Co. Ltd.	1,183,993

38,100	Fuji Seal International, Inc.	632,000

343,100	FUJIFILM Holdings Corp. (a)	7,132,858

6,000	Fujikura Ltd.	178,803

1,900	G-7 Holdings, Inc.	16,434

33,100	Glory Ltd.	847,661

315,300	H.U. Group Holdings, Inc.	6,167,897

6,300	Hakuhodo DY Holdings, Inc.	44,229

9,300	Hakuto Co. Ltd. (a)	265,359

1,800	Halows Co. Ltd.	43,220

37,400	Hanwa Co. Ltd.	444,572

10,100	Haseko Corp.	171,881

71,900	Hitachi Construction Machinery Co. Ltd.	2,341,895

452,300	Honda Motor Co. Ltd.	4,064,356

82,587	Honda Motor Co. Ltd. Sponsored ADR	2,229,023

3,000	Horiba Ltd.	493,830

34,900	Hosiden Corp.	595,307

23,300	IDOM, Inc.	197,548

9,900	Inaba Denki Sangyo Co. Ltd.	172,705

77,000	Inabata & Co. Ltd.	1,849,235

496,300	Inpex Corp. (a)	11,160,040

523,700	Isuzu Motors Ltd. (a)	7,693,975

31,800	Itochu Enex Co. Ltd.	390,122

114,300	Iwatani Corp.	1,446,400

13,200	Japan Lifeline Co. Ltd.	109,969

26,700	Japan Petroleum Exploration Co. Ltd.	300,071

130,600	Japan Post Holdings Co. Ltd.	1,693,779

334,800	Japan Post Insurance Co. Ltd.	3,002,671

136,600	Jeol Ltd.	6,098,843

85,000	Kaga Electronics Co. Ltd.	2,361,118

22,800	Kajima Corp.	842,038

7,600	Kamei Corp.	171,939

53,900	Kaneka Corp.	1,866,370

647,700	Kanematsu Corp.	8,768,047

12,000	Kansai Electric Power Co., Inc. (b)	175,857

9,800	Kansai Paint Co. Ltd. (a)	150,760

3,000	KH Neochem Co. Ltd.	52,242

77,500	Kirin Holdings Co. Ltd. (b)	1,318,972

20,100	Kitz Corp.	282,043

657,900	Kobe Steel Ltd.	8,184,974

39,900	Kohnan Shoji Co. Ltd.	1,019,948

143,100	Komatsu Ltd. (a)	5,843,874

7,345	Komeri Co. Ltd.	159,708

5,000	Konishi Co. Ltd.	43,113

42,600	Kraftia Corp.	2,484,111

198,800	Kubota Corp. (a)	3,532,174

271,000	Kumiai Chemical Industry Co. Ltd. (a)	1,302,459

1,000	KYB Corp.	25,391

165,900	Kyocera Corp.	3,627,409

Shares	Description	Value ($)

	Japan — continued

100	Life Corp.	1,547

121,900	Macnica Holdings, Inc.	2,380,204

62,100	Marubeni Corp.	2,029,949

298,300	Maruichi Steel Tube Ltd.	3,380,598

4,900	Maruzen Showa Unyu Co. Ltd.	235,899

307,900	Maxell Ltd.	3,756,482

27,100	Mazda Motor Corp. (a)	193,608

2,500	Medipal Holdings Corp.	43,115

26,600	Megmilk Snow Brand Co. Ltd.	582,756

255,500	Mitsubishi Electric Corp. (b)	10,386,855

7,700	Mitsubishi Materials Corp.	249,418

3,500	Mitsubishi Research Institute, Inc.	99,601

193,000	Mitsui & Co. Ltd. (b)	6,414,492

7,500	Mitsui OSK Lines Ltd. (a) (b)	257,789

263,500	Mizuno Corp.	5,422,055

203,600	Morinaga & Co. Ltd.	3,179,998

11,000	Morita Holdings Corp.	169,909

62,500	Murata Manufacturing Co. Ltd.	3,936,541

137,800	Musashi Seimitsu Industry Co. Ltd. (a)	8,178,411

41,000	Nagase & Co. Ltd.	289,365

88,900	NEC Corp. (b)	2,304,278

68,700	NGK Corp.	2,720,985

130,500	NH Foods Ltd.	4,991,937

12,000	Nichias Corp.	265,744

6,600	Nichiha Corp.	123,189

6,100	Nichireki Group Co. Ltd.	76,885

22,400	Nippn Corp.	374,141

29,500	Nippon Kayaku Co. Ltd.	394,441

15,300	Nippon Light Metal Holdings Co. Ltd.	304,405

60,900	Nippon Shinyaku Co. Ltd.	1,604,735

195,400	Nippon Yusen KK (a) (b)	6,510,799

700	Nishio Holdings Co. Ltd.	16,868

1,401,000	Nissan Motor Co. Ltd. *	3,486,459

26,200	Nisshin Oillio Group Ltd.	288,043

40,400	Niterra Co. Ltd. (a)	2,576,148

1,600	Nitta Corp.	58,897

18,800	Nitto Denko Corp. (a)	352,309

326,100	Nojima Corp.	2,938,126

8,200	Noritake Co. Ltd.	202,240

900	Noritsu Koki Co. Ltd.	12,003

16,100	NS United Kaiun Kaisha Ltd. (a)	790,017

5,095,700	NTT, Inc. (b)	4,780,929

356,600	Oisix ra daichi, Inc.	3,305,649

109,900	Okamura Corp. (b)	1,594,596

35,300	Oki Electric Industry Co. Ltd.	787,233

189,300	Olympus Corp. (a)	2,120,867

197,400	Ono Pharmaceutical Co. Ltd.	2,962,024

3,100	Open House Group Co. Ltd.	168,098

167,100	Optex Group Co. Ltd.	4,465,113

47,600	ORIX Corp.	1,856,357

61,700	Osaka Gas Co. Ltd. (b)	2,073,406

1,100	Otsuka Holdings Co. Ltd.	80,817

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

500	PALTAC Corp.	20,802

509,600	Panasonic Holdings Corp. (b)	11,773,783

439,900	Penta-Ocean Construction Co. Ltd.	4,904,376

705,100	Persol Holdings Co. Ltd. (b)	1,072,774

7,600	Raito Kogyo Co. Ltd.	193,410

159,600	Renesas Electronics Corp.	4,442,897

40,200	Ricoh Co. Ltd.	367,736

109,800	Rohto Pharmaceutical Co. Ltd.	1,639,706

400	RS Technologies Co. Ltd.	18,666

20,700	Sakai Moving Service Co. Ltd.	371,715

80,700	Sakata INX Corp.	1,188,263

52,200	San-Ai Obbli Co. Ltd.	695,904

97,000	Sankyo Co. Ltd.	982,545

91,200	Sankyu, Inc.	5,138,883

5,200	Sanwa Holdings Corp.	118,586

30,600	SBI Holdings, Inc.	559,824

7,400	SCREEN Holdings Co. Ltd. (a)	516,201

344,100	Sega Sammy Holdings, Inc.	4,989,829

101,400	Seiko Epson Corp. (a)	1,865,054

262,200	Sekisui Chemical Co. Ltd.	3,770,609

166,700	Sekisui House Ltd.	3,499,944

5,000	Sekisui Jushi Corp.	66,638

4,000	Shibuya Corp.	97,447

42,700	Shinagawa Refra Co. Ltd.	514,257

5,900	Shin-Etsu Polymer Co. Ltd.	83,965

45,600	Shinnihon Corp.	647,273

316,500	Shionogi & Co. Ltd. (a)	5,952,676

285,900	Ship Healthcare Holdings, Inc.	3,745,208

4,000	Showa Sangyo Co. Ltd.	79,866

1,600	Sinanen Holdings Co. Ltd.	76,295

13,800	SMS Co. Ltd. (b)	173,136

21,200	Socionext, Inc. (a)	350,253

19,500	SoftBank Group Corp. (b)	917,320

72,900	Sojitz Corp.	2,467,872

48,100	Starts Corp., Inc.	1,370,054

314,600	Subaru Corp.	4,774,486

221,700	SUMCO Corp.	5,561,077

61,400	Sumitomo Corp.	2,707,579

39,900	Sumitomo Electric Industries Ltd.	3,077,514

372,000	Sumitomo Forestry Co. Ltd. (a)	3,048,655

194,800	Sumitomo Mitsui Financial Group, Inc. (a)	7,104,915

148,500	Sumitomo Mitsui Trust Group, Inc.	5,115,420

4,000	Sundrug Co. Ltd.	91,052

77,800	Suntory Beverage & Food Ltd. (a)	2,101,527

30,400	Suzuki Motor Corp.	376,475

99,900	Sysmex Corp.	873,554

181,000	T&D Holdings, Inc. (a)	4,760,953

3,400	Takasago International Corp.	23,954

39,200	TDK Corp.	1,015,371

4,300	Tokai Rika Co. Ltd.	79,054

1,000	Token Corp.	80,293

1,600	Tokyo Electron Ltd.	536,599

Shares	Description	Value ($)

	Japan — continued

52,700	Tokyo Gas Co. Ltd. (b)	2,106,911

106,800	Tokyo Steel Manufacturing Co. Ltd.	1,176,627

354,600	Tosei Corp.	3,576,761

70,600	Tosoh Corp.	1,217,100

162,600	TOTO Ltd. (a)	7,820,466

4,600	Towa Pharmaceutical Co. Ltd.	113,964

178,600	Toyo Tire Corp.	4,247,122

82,500	Toyoda Gosei Co. Ltd.	2,499,298

15,800	Toyota Boshoku Corp.	226,864

86,500	Toyota Motor Corp.	1,636,381

153,000	Toyota Tsusho Corp. (a) (b)	6,666,069

1,200	Transcosmos, Inc. (b)	29,316

6,500	TRE Holdings Corp. (a) (b)	67,358

15,100	Tsubakimoto Chain Co.	255,549

3,800	Tsuburaya Fields Holdings, Inc.	33,008

10,300	Tsugami Corp.	407,776

10,400	Tsumura & Co.	248,617

176,400	Umios Corp.	1,400,726

5,500	Unipres Corp.	44,741

142,400	Valqua Ltd. (a)	7,323,036

3,000	Warabeya Nichiyo Holdings Co. Ltd.	50,092

4,700	WingArc1st, Inc.	74,816

80,200	YAMABIKO Corp.	1,966,040

470,200	Yamaha Corp.	3,410,781

122,300	Yamaha Motor Co. Ltd. (a)	1,006,433

23,300	Yamazen Corp.	254,199

9,900	Yellow Hat Ltd.	102,821

1,600	Yokogawa Bridge Holdings Corp.	28,239

2,500	Yokogawa Electric Corp.	78,472

20,700	Yokohama Rubber Co. Ltd.	933,130

19,800	Yuasa Co. Ltd.	704,507

	Total Japan	422,929,122

	Kuwait — 0.1%

946,737	A’ayan Leasing & Investment Co. KSCP	844,444

64,027	Combined Group Contracting Co. SAK	196,670

11,971	Mobile Telecommunications Co. KSCP	23,104

9,435	National Mobile Telecommunications Co. KSCC	57,797

832,579	Noor Financial Investment Co. KSC	1,098,942

	Total Kuwait	2,220,957

	Mexico — 0.2%

329,721	Cemex SAB de CV Sponsored ADR	4,316,048

369,087	Gentera SAB de CV	912,445

19,685	Unifin Financiera SAB de CV * (d)	—

	Total Mexico	5,228,493

	Netherlands — 1.9%

59,379	ABN AMRO Bank NV	2,359,800

347,824	Aegon Ltd. (a)	2,950,274

49,751	Akzo Nobel NV	3,775,856

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued

254	ASM International NV	265,027

4,867	ASML Holding NV (Registered) (a)	7,849,303

4,763	ASR Nederland NV (a)	356,550

9,661	Brunel International NV (a)	80,651

26,249	DSM-Firmenich AG	2,205,738

24,974	EXOR NV	1,944,889

171,595	ING Groep NV	5,315,227

4,378	JDE Peet’s NV (e)	162,591

16,502	Koninklijke Ahold Delhaize NV (b)	695,347

36,491	Koninklijke BAM Groep NV	472,649

258,122	Koninklijke KPN NV (a)	1,344,570

93,906	NN Group NV	7,838,923

15,038	Randstad NV (b)	461,046

72,837	SBM Offshore NV	2,776,132

115,103	Signify NV (a)	2,787,405

	Total Netherlands	43,641,978

	New Zealand — 0.0%

106,452	Meridian Energy Ltd. (a)	373,683

	Norway — 1.0%

11,391	Aker BP ASA	409,798

232,169	Aker Solutions ASA	1,070,318

34,597	Austevoll Seafood ASA	332,030

12,849	Bakkafrost P	636,186

3,767	Bluenord ASA	213,157

4,703	BW LPG Ltd.	92,563

23,216	Cadeler AS *	149,621

64,581	DOF Group ASA	834,362

166,743	Elkem ASA *	581,012

228,251	Equinor ASA	8,251,184

12,809	Europris ASA	128,197

90,051	Hoegh Autoliners ASA	1,332,703

55,164	MPC Container Ships ASA	144,523

259,972	Norsk Hydro ASA	3,179,397

46,539	Odfjell Drilling Ltd.	442,310

128,899	Orkla ASA	1,358,459

10,505	Stolt-Nielsen Ltd.	333,708

10,230	TGS ASA	167,099

56,005	Var Energi ASA	275,727

90,140	Wallenius Wilhelmsen ASA	1,159,892

28,909	Yara International ASA	1,569,430

	Total Norway	22,661,676

	Pakistan — 0.0%

192,017	Oil & Gas Development Co. Ltd.	228,039

	Philippines — 0.0%

6,620	GT Capital Holdings, Inc.	51,562

1,379,100	LT Group, Inc.	353,616

1,469,024	Megaworld Corp.	49,582

32,700	Robinsons Retail Holdings, Inc.	24,524

	Total Philippines	479,284

Shares	Description	Value ($)

	Poland — 0.3%

182,717	ORLEN SA	7,141,514

184,913	PGE Polska Grupa Energetyczna SA *	538,814

13,993	Powszechny Zaklad Ubezpieczen SA	248,493

	Total Poland	7,928,821

	Portugal — 0.1%

69,960	EDP SA	356,282

72,074	Navigator Co. SA (a)	285,466

91,650	NOS SGPS SA	562,996

118,455	REN - Redes Energeticas Nacionais SGPS SA	489,063

441,351	Sonae SGPS SA	980,150

	Total Portugal	2,673,957

	Russia — 0.0%

376,870,000	Federal Grid Co-Rosseti PJSC * (d) (f)	—

4,924,596	Gazprom PJSC * (d) (f)	—

1,279,700	GMK Norilskiy Nickel PAO * (d) (f)	—

18,204,300	Inter RAO UES PJSC * (d) (f)	—

88,304	LSR Group PJSC * (d) (f)	—

4	LSR Group PJSC GDR * (d) (f)	—

7,545,000	Mosenergo PJSC * (d) (f)	—

31,180	Novatek PJSC * (d) (f)	—

3,493,400	Novolipetsk Steel PJSC * (d) (f)	—

6,115	PhosAgro PJSC * (d) (f)	—

118	PhosAgro PJSC GDR * (d) (f)	—

1	Polyus PJSC GDR * (d) (f)	—

261,549	Severstal PAO GDR (Registered) * (d) (f)	—

29,090	SFI PJSC * (d) (f)	—

986,916	Tatneft PJSC * (d) (f)	—

725,480	Unipro PAO * (d) (f)	—

55,470	United Co. RUSAL International PJSC * (d) (f)	—

1	VTB Bank PJSC * (d) (f)	—

	Total Russia	—

	Saudi Arabia — 0.4%

3,821	Banque Saudi Fransi	19,566

12,324	Etihad Etisalat Co.	210,200

183,650	Riyad Bank	987,375

33,295	SABIC Agri-Nutrients Co.	1,215,480

57,938	Saudi Awwal Bank	522,740

386,025	Saudi National Bank	4,106,984

112,910	Saudi Telecom Co.	1,320,378

	Total Saudi Arabia	8,382,723

	Singapore — 0.6%

92,400	Bumitama Agri Ltd.	112,036

74,000	ComfortDelGro Corp. Ltd. (a)	74,743

122,400	First Real Estate Investment Trust – (REIT) (a)	22,070

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued

188,800	First Resources Ltd.	391,208

767,400	Golden Agri-Resources Ltd.	165,304

17,514	Hafnia Ltd.	135,202

158,100	Oversea-Chinese Banking Corp. Ltd.	2,901,834

55,900	Sheng Siong Group Ltd.	133,562

106,800	StarHub Ltd. (a)	86,177

24,800	United Overseas Bank Ltd.	730,660

37,400	UOL Group Ltd.	297,489

48,700	Venture Corp. Ltd.	686,848

75,500	Wilmar International Ltd.	212,409

431,700	Yangzijiang Financial Holding Ltd. *	81,117

2,434,177	Yangzijiang Shipbuilding Holdings Ltd.	6,944,487

	Total Singapore	12,975,146

	South Africa — 0.1%

25,533	Exxaro Resources Ltd.	341,065

2,056,021	Old Mutual Ltd.	1,629,312

46,776	Sibanye Stillwater Ltd.	139,878

2,594	Valterra Platinum Ltd.	214,197

	Total South Africa	2,324,452

	South Korea — 4.0%

5,533	CS Wind Corp.	174,495

19,992	Doosan Bobcat, Inc.	855,266

8,469	GS Holdings Corp.	407,671

19,861	Hana Financial Group, Inc.	1,519,786

23,202	Hankook Tire & Technology Co. Ltd.	1,028,324

53,911	HMM Co. Ltd.	699,401

28,918	Hyundai Glovis Co. Ltd.	4,658,675

28,846	Hyundai Mobis Co. Ltd.	14,689,480

102,889	Kia Corp.	11,542,105

3,826	Korea Electric Power Corp.	99,390

812	Krafton, Inc.	138,728

9,673	KT&G Corp.	1,181,515

15,315	LG Corp.	1,490,924

70,141	LG Electronics, Inc.	13,675,705

7,908	POSCO Holdings, Inc. Sponsored ADR (a)	560,677

5,302	ROKIT Healthcare, Inc. *	192,802

75,115	Samsung E&A Co. Ltd.	2,628,814

88,309	Samsung Electronics Co. Ltd.	18,526,666

246	Samsung Electronics Co. Ltd. GDR (Registered)	1,305,000

1,277	Samsung SDS Co. Ltd.	254,108

40,424	Shinhan Financial Group Co. Ltd.	2,514,464

5,440	SK Hynix, Inc.	8,470,120

5,836	SK Square Co. Ltd.	4,839,318

117,687	Woori Financial Group, Inc.	2,327,466

	Total South Korea	93,780,900

	Spain — 1.9%

71,359	Acerinox SA	1,318,038

Shares	Description	Value ($)

	Spain — continued

32,149	Atresmedia Corp. de Medios de Comunicacion SA (a)	193,378

663,706	Banco Bilbao Vizcaya Argentaria SA	15,501,953

134,691	Banco de Sabadell SA (a)	455,399

776,379	Banco Santander SA	9,709,272

58,685	CaixaBank SA	792,339

8,599	CIE Automotive SA	295,026

1,514	Faes Farma SA	8,215

9,668	Iberdrola SA (b)	219,481

10,966	Indra Sistemas SA (b)	729,195

815,397	Mapfre SA (a)	3,812,848

47,480	Prosegur Cia de Seguridad SA (b)	146,143

12,298	Puig Brands SA – Class B	230,788

346,247	Repsol SA	8,940,194

579,860	Unicaja Banco SA	1,937,555

	Total Spain	44,289,824

	Sweden — 0.8%

31,547	AcadeMedia AB (b)	350,419

52,927	Boliden AB	3,295,641

47,422	Essity AB – Class B (a)	1,330,039

54,347	Husqvarna AB – Class B (a)	255,079

13,518	Industrivarden AB – A Shares	766,658

13,934	Industrivarden AB – C Shares (a)	761,913

123,285	Investor AB – B Shares (b)	5,065,958

15,590	Peab AB – Class B	153,222

35,323	Skanska AB – B Shares	955,662

59,467	SKF AB – B Shares (a)	1,559,786

57,257	SSAB AB – B Shares	588,809

45,353	Svenska Cellulosa AB SCA – Class B	498,886

229,322	Telefonaktiebolaget LM Ericsson – B Shares	2,990,404

13,092	Volvo AB – B Shares (b)	460,920

	Total Sweden	19,033,396

	Switzerland — 1.1%

43,046	ABB Ltd. (Registered) (b)	4,602,794

58,681	Adecco Group AG (Registered) (b)	1,241,830

1,156	Implenia AG (Registered)	89,869

7,492	Logitech International SA (Registered)	910,465

9,446	Mobilezone Holding AG (Registered)	180,479

48,349	Nestle SA (Registered) (b)	4,905,682

15,993	Novartis AG (Registered)	2,405,508

12,525	Novartis AG Sponsored ADR (a)	1,880,879

10,520	Roche Holding AG	4,426,291

1,655	Roche Holding AG – Class BR	711,792

5,505	Sandoz Group AG ADR	463,081

938	Swatch Group AG – Class BR	259,671

947	Swisscom AG (Registered) (b)	810,577

34,276	UBS Group AG (Registered) (b)	1,618,713

	Total Switzerland	24,507,631

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Taiwan — 4.1%

664,000	AcBel Polytech, Inc.	1,257,811

59,000	ASE Technology Holding Co. Ltd.	1,127,215

115,000	Asustek Computer, Inc.	2,774,325

48,000	ChipMOS Technologies, Inc.	170,709

1,018,000	Compal Electronics, Inc.	1,184,234

1,500,000	Evergreen Marine Corp. Taiwan Ltd.	10,186,925

654,000	Hannstar Board Corp.	1,766,720

513,406	Hon Hai Precision Industry Co. Ltd.	4,699,614

175,000	KGI Financial Holding Co. Ltd.	125,535

142,000	Lite-On Technology Corp.	1,048,883

20,000	Longwell Co.	219,499

214,000	Pegatron Corp.	603,746

3,468,566	Pou Chen Corp.	2,816,059

446,000	Powertech Technology, Inc.	5,326,399

195,000	Realtek Semiconductor Corp.	3,594,223

553,000	Taiwan Semiconductor Manufacturing Co. Ltd.	40,969,157

1,000	TCI Co. Ltd.	3,807

147,000	Tripod Technology Corp.	2,422,969

1,920,000	United Microelectronics Corp.	8,643,741

308,000	Wan Hai Lines Ltd.	805,851

7,000	Wistron Corp.	35,043

135,000	WPG Holdings Ltd.	507,605

128,000	Yageo Corp.	2,978,049

618,000	Yang Ming Marine Transport Corp.	1,039,181

305,000	Yuanta Financial Holding Co. Ltd.	579,750

112,000	YungShin Global Holding Corp.	199,687

4,000	Zhen Ding Technology Holding Ltd.	65,284

	Total Taiwan	95,152,021

	Thailand — 1.3%

1,527,100	3BB Internet Infrastructure Fund – Class F	302,043

674,600	AP Thailand PCL NVDR	151,271

1,226,900	Banpu PCL NVDR	215,378

830,500	Digital Telecommunications Infrastructure Fund – Class F	253,987

59,400	GFPT PCL NVDR	15,608

966,500	Kasikornbank PCL NVDR	5,965,913

8,194,000	Krung Thai Bank PCL NVDR	8,744,176

382,600	Mega Lifesciences PCL NVDR	422,705

1,582,400	PTT Exploration & Production PCL NVDR	6,886,137

2,748,800	PTT PCL NVDR	3,062,354

438,600	Regional Container Lines PCL NVDR	424,457

374,000	SCB X PCL NVDR	1,544,859

850,600	Thai Oil PCL NVDR	1,208,259

46,900	Thai Vegetable Oil PCL NVDR	35,966

240,900	TOA Paint Thailand PCL NVDR	90,446

	Total Thailand	29,323,559

Shares	Description	Value ($)

	Turkey — 0.1%

182,181	Anadolu Efes Biracilik Ve Malt Sanayii AS	76,131

93,060	BIM Birlesik Magazalar AS	747,488

53,317	Migros Ticaret AS	756,441

236,741	Turk Hava Yollari AO	1,519,492

	Total Turkey	3,099,552

	Ukraine — 0.0%

36,516	Kernel Holding SA *	194,102

	United Arab Emirates — 0.1%

230,415	Emirates NBD Bank PJSC	1,744,998

120,444	First Abu Dhabi Bank PJSC	555,013

	Total United Arab Emirates	2,300,011

	United Kingdom — 3.6%

200,530	3i Group PLC	6,090,056

141,026	Aberdeen Group PLC	470,012

32,447	Anglo American PLC	1,736,477

41,172	Associated British Foods PLC (a) (b)	1,007,532

35,970	Barratt Redrow PLC (a)	126,729

3,391	Berkeley Group Holdings PLC *	156,277

396,138	BP PLC (b)	2,798,107

30,213	British American Tobacco PLC Sponsored ADR (a)	1,866,861

3,698,773	BT Group PLC	10,372,341

17,905	DCC PLC	1,444,496

51,704	Drax Group PLC	549,372

30,601	Evraz PLC * (d) (f)	—

45,792	Ferrexpo PLC * (e)	17,934

219,925	Glencore PLC *	1,672,616

18,700	Global Ship Lease, Inc. – Class A	681,241

227,316	GSK PLC Sponsored ADR	11,488,551

104,467	GSK PLC	2,641,617

12,278	Halfords Group PLC	28,713

667,655	Harbour Energy PLC	2,364,105

72,327	HSBC Holdings PLC (b)	1,358,173

32,988	Imperial Brands PLC (b)	1,196,199

27,836	International Personal Finance PLC	93,019

413,488	ITV PLC	451,961

1,375,708	JD Sports Fashion PLC (a) (b)	1,557,475

119,004	Jupiter Fund Management PLC	256,284

14,213	Keller Group PLC	454,602

587,918	Kingfisher PLC	2,270,046

68,000	Lifezone Metals Ltd. *	357,000

12,776	Lion Finance Group PLC	1,906,340

230,478	Man Group PLC	850,640

14,277	Morgan Sindall Group PLC	875,400

81,718	NatWest Group PLC	657,236

102,347	OSB Group PLC	709,602

34,541	Paragon Banking Group PLC	354,885

11,664	Plus500 Ltd.	692,698

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

91,618	Rio Tinto PLC Sponsored ADR (a)	9,747,239

15,526	Rio Tinto PLC	1,649,038

49,103	Shell PLC (b)	2,074,864

11,525	Shell PLC ADR (b)	969,483

5,359	TBC Bank Group PLC	324,224

4,763	Unilever PLC Sponsored ADR (b)	268,871

42,219	Vesuvius PLC	264,761

494,243	Vodafone Group PLC Sponsored ADR (b)	7,393,875

287,560	Vodafone Group PLC (b)	432,123

80,576	Zigup PLC	509,024

	Total United Kingdom	83,188,099

	United States — 15.8%

2,407	A.O. Smith Corp. (a)	136,525

2,225	Abercrombie & Fitch Co. – Class A * (a)	171,815

7,780	Academy Sports & Outdoors, Inc.	410,783

10,863	Accenture PLC – Class A (a) (b)	2,032,141

12,988	Adobe, Inc. * (b)	3,366,620

3,100	Advanced Drainage Systems, Inc. (a)	431,396

23,298	Aemetis, Inc. *	59,410

5,946	Aflac, Inc. (a)	668,449

10,000	AGCO Corp. (a)	1,122,800

15,800	Albemarle Corp. (a)	2,787,436

23,880	Albertsons Cos., Inc. – Class A (a)	372,767

6,200	Alcoa Corp. (a)	481,368

22,942	Allstate Corp. (a)	4,728,117

159	Alphabet, Inc. – Class A (a)	60,474

3,323	Amazon.com, Inc. * (a)	899,337

33,993	Ameresco, Inc. – Class A *	1,223,068

3,570	American Express Co. (a)	1,129,798

8,056	American International Group, Inc. (a)	597,997

571	Ameriprise Financial, Inc.	254,500

38,140	APA Corp. (a)	1,389,440

14,633	Arch Capital Group Ltd. * (a)	1,307,312

9,658	Archer-Daniels-Midland Co. (b)	770,515

203,090	Array Technologies, Inc. * (a)	1,844,057

417	Arrow Electronics, Inc. * (a)	89,501

91,649	AT&T, Inc. (a)	2,272,895

4,448	Atlassian Corp. – Class A * (a)	478,649

2,817	Autoliv, Inc. (a)	358,097

1,005	AutoNation, Inc. *	188,659

9,312	Avnet, Inc. (a)	809,492

120,228	Bank of America Corp. (a) (b)	6,203,765

7,962	Bath & Body Works, Inc. (a)	159,399

884	Becton Dickinson & Co.	130,054

894	Berkshire Hathaway, Inc. – Class B *	424,185

55,633	Best Buy Co., Inc. (b)	4,336,592

11,385	Block, Inc. *	862,072

12,458	Blue Owl Capital Corp. (a)	140,277

1,828	Booz Allen Hamilton Holding Corp. (a)	144,741

1,814	BorgWarner, Inc. (a)	130,281

3,358	Bread Financial Holdings, Inc.	299,097

Shares	Description	Value ($)

	United States — continued

40,556	Bristol-Myers Squibb Co.	2,318,992

7,389	Brown-Forman Corp. – Class B (a)	190,045

38,096	Builders FirstSource, Inc. * (a)	2,905,201

35,400	California Resources Corp. (a)	2,098,866

24,286	Capital One Financial Corp. (a) (b)	4,564,068

2,986	Carrier Global Corp. (a)	190,716

1,210	CBRE Group, Inc. – Class A * (b)	151,298

3,376	CDW Corp.	423,519

5,672	Chevron Corp.	1,034,913

1,300	Chord Energy Corp. (a)	171,431

2,980	Chubb Ltd. (b)	928,955

18,970	Cigna Group (a)	5,262,278

7,824	Cisco Systems, Inc. (a)	942,166

49,843	Citigroup, Inc. (a) (b)	6,275,234

149,841	Clean Energy Fuels Corp. * (a)	305,676

262,046	CNH Industrial NV (a)	2,675,490

70,985	Cognizant Technology Solutions Corp. – Class A (a) (b)	3,957,769

5,411	Colgate-Palmolive Co. (a)	487,693

172,001	Comcast Corp. – Class A (a) (b)	4,277,665

3,506	Commercial Metals Co. (a)	266,631

28,065	ConocoPhillips (a)	3,198,849

61,908	Corebridge Financial, Inc. (a)	1,671,516

9,300	Corteva, Inc. (a)	728,004

1,368	Covista, Inc. * (a)	161,150

14,700	Crescent Energy Co. – Class A (a)	169,932

2,295	CRH PLC (a)	249,673

5,132	Crocs, Inc. * (a)	609,014

63,306	CVS Health Corp. (a)	5,759,580

52,900	Darling Ingredients, Inc. * (a)	3,126,390

12,756	Deckers Outdoor Corp. * (a)	1,452,271

640	Deere & Co. (a)	346,995

13,166	Dell Technologies, Inc. – Class C (a)	5,541,701

61,956	Delta Air Lines, Inc. (a)	5,110,131

15,658	Devon Energy Corp. (a)	696,624

2,446	Dollar General Corp.	270,552

28,103	DR Horton, Inc. (a)	4,133,670

11,319	Dropbox, Inc. – Class A * (a)	304,255

8,208	DXC Technology Co. * (a)	81,341

2,047	Eastman Chemical Co. (a)	155,306

42,447	eBay, Inc. (a) (b)	4,638,184

15,999	Edison International (b)	1,118,970

10,340	Elevance Health, Inc.	4,065,585

2,873	Enova International, Inc. * (a)	464,018

19,355	EOG Resources, Inc. (a)	2,581,570

14,900	EQT Corp. (a)	818,457

7,845	Everest Group Ltd. (a)	2,542,015

9,922	Expand Energy Corp. (a)	922,455

789	Expedia Group, Inc. (a)	178,148

24,775	Exxon Mobil Corp. (a)	3,598,817

1,590	Federated Hermes, Inc. (a)	89,135

1,731	FedEx Corp. (a) (b)	712,739

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

6,558	Fifth Third Bancorp (a)	327,441

2,926	First Solar, Inc. *	897,668

2,321	Fiserv, Inc. *	131,276

366,526	Ford Motor Co. (a)	6,392,213

8,887	Fortune Brands Innovations, Inc. (a)	346,060

5,213	Fox Corp. – Class A (a)	333,215

17,740	Fox Corp. – Class B	1,018,099

10,236	Franklin Resources, Inc. (a)	317,521

13,500	Freeport-McMoRan, Inc. (a)	887,085

9,534	Gap, Inc. (b)	201,644

2,206	Gartner, Inc. *	357,813

48,603	GE HealthCare Technologies, Inc. (a)	3,029,911

10,566	Gen Digital, Inc. (a)	272,497

91,610	General Mills, Inc. (a)	3,097,334

65,460	General Motors Co. (a)	5,448,890

5,423	Genpact Ltd. (b)	178,688

1,837	Gilead Sciences, Inc. (a)	246,948

6,886	Global Payments, Inc. (a)	519,962

75,814	Green Plains, Inc. * (a)	1,188,005

626	Group 1 Automotive, Inc. (a)	198,029

4,600	Gulfport Energy Corp. *	775,514

24,534	H&R Block, Inc. (b)	944,314

17,347	Halliburton Co. (a)	673,931

14,128	Hartford Insurance Group, Inc. (a)	1,796,093

156,973	Hewlett Packard Enterprise Co. (a)	6,756,118

178,858	HP, Inc. (a)	4,836,320

5,239	Humana, Inc. (a)	1,600,095

31,631	Huntington Bancshares, Inc. (a)	517,483

45,037	Incyte Corp. * (a)	4,356,879

2,214	Ingredion, Inc. (a)	224,588

8,146	International Business Machines Corp. (a)	2,425,879

636	Intuit, Inc. (b)	210,853

7,896	Janus Henderson Group PLC	408,302

12,530	Johnson & Johnson (a)	2,823,385

7,958	JPMorgan Chase & Co. (b)	2,381,909

9,098	KB Home (a)	444,528

30,917	Kenvue, Inc. (b)	534,246

12,905	Keurig Dr. Pepper, Inc. (a)	387,537

5,769	Kimberly-Clark Corp. (b)	563,054

3,695	Kinder Morgan, Inc. (a)	114,841

528,058	Kosmos Energy Ltd. * (a)	1,478,562

138,392	Kraft Heinz Co. (a)	3,322,792

12,884	Kroger Co. (a) (b)	800,741

1,127	Lear Corp.	161,296

1,600	Leidos Holdings, Inc. (a)	204,480

37,087	Lennar Corp. – Class A (a)	3,329,671

12,825	LKQ Corp. (a)	347,814

22,784	Lululemon Athletica, Inc. * (a)	2,988,805

15,568	LyondellBasell Industries NV – Class A	1,037,607

2,970	M&T Bank Corp. (a)	641,847

805	M/I Homes, Inc. * (a)	105,954

36,928	Macy’s, Inc. (a)	803,553

Shares	Description	Value ($)

	United States — continued

1,383	Marathon Petroleum Corp.	344,049

2,800	Matador Resources Co. (a)	150,080

34,877	Match Group, Inc.	1,260,106

21,262	Mattel, Inc. * (a)	317,654

48,705	Merck & Co., Inc. (a)	5,782,258

4,199	Meritage Homes Corp.	273,943

16,443	Meta Platforms, Inc. – Class A (b)	10,400,362

8,578	MetLife, Inc. (a) (b)	709,315

18,613	MGIC Investment Corp.	469,420

20,707	Microsoft Corp. (b)	9,323,120

11,654	Mondelez International, Inc. – Class A (b)	712,875

6,617	Mosaic Co.	158,146

5,514	NetApp, Inc.	961,035

5,517	Neurocrine Biosciences, Inc. *	873,341

190	NewMarket Corp. (a)	146,980

4,200	Nextpower, Inc. – Class A * (a)	656,880

4,389	NIKE, Inc. – Class B (a)	202,903

3,900	Noble Corp. PLC (a)	181,272

3,395	Northrop Grumman Corp. (a)	1,913,694

9,000	NOV, Inc. (a)	179,640

22,605	Nucor Corp. (a)	5,651,250

870	NXP Semiconductors NV (a)	279,575

36,152	Omnicom Group, Inc. (a)	2,628,612

807	Oshkosh Corp.	104,910

4,300	Ovintiv, Inc. (a)	240,972

2,451	Paycom Software, Inc. (a)	342,331

100,277	PayPal Holdings, Inc. (a)	4,487,396

8,600	Peabody Energy Corp. (a)	232,630

8,849	PepsiCo, Inc. (a) (b)	1,275,937

6,714	Perdoceo Education Corp. (b)	217,399

20,600	Permian Resources Corp. – Class A (a)	396,138

224,403	Pfizer, Inc.	5,874,871

891	Phillips 66	156,709

159,788	Pinterest, Inc. – Class A * (a)	3,203,749

6,130	PNC Financial Services Group, Inc. (a) (b)	1,355,466

3,213	PPG Industries, Inc. (a)	363,005

15,191	Procter & Gamble Co. (a)	2,180,820

9,578	Progressive Corp. (a) (b)	1,823,651

3,075	Prudential Financial, Inc. (a)	309,468

30,469	PulteGroup, Inc. (a)	3,600,826

4,149	PVH Corp. (a)	387,019

35,183	QUALCOMM, Inc. (a)	8,831,637

19,999	Radian Group, Inc.	682,966

8,236	Regeneron Pharmaceuticals, Inc. (a)	5,063,328

41,379	Regions Financial Corp. (a)	1,158,612

1,259	ResMed, Inc. (a)	239,928

1,416	Roper Technologies, Inc. (a)	460,951

3,790	Signet Jewelers Ltd. (a)	331,208

5,125	Skyworks Solutions, Inc.	398,981

13,204	SLM Corp. (a)	292,072

25,500	SM Energy Co. (a)	783,105

323	Snap-on, Inc. (a)	119,901

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

18,843	SolarEdge Technologies, Inc. * (a)	1,438,663

43,456	Solventum Corp. * (a)	3,257,027

17,979	State Street Corp. (a)	2,798,252

7,259	Steel Dynamics, Inc. (a)	1,888,429

134,201	Sunrun, Inc. * (a)	2,243,841

79,526	Super Micro Computer, Inc. * (a)	3,665,353

54,049	Synchrony Financial (a)	3,861,261

1,161	Sysco Corp. (b)	88,015

39,006	T. Rowe Price Group, Inc. (a)	4,077,297

37,419	Target Corp. (b)	4,754,832

2,143	Terex Corp. (a)	124,680

36,090	Textron, Inc. (a)	3,311,618

1,803	Timken Co. (a)	230,748

633	Toll Brothers, Inc. (a)	87,696

48,560	Trade Desk, Inc. – Class A * (a)	1,046,954

3,627	Travelers Cos., Inc. (b)	1,058,685

160,204	TRU Taj LLC/TRU Taj Finance, Inc. * (d)	—

15,337	Truist Financial Corp. (a)	739,397

80,695	U.S. Bancorp (a)	4,426,121

30,901	United Airlines Holdings, Inc. * (a) (b)	3,547,435

49,362	United Parcel Service, Inc. – Class B (a)	5,266,432

7,583	UnitedHealth Group, Inc. (a)	2,883,891

11,549	Universal Health Services, Inc. – Class B (a)	1,687,424

1,331	Unum Group	110,779

580	Valmont Industries, Inc. (a)	301,490

134,027	Verizon Communications, Inc. (a) (b)	6,407,831

13,380	VICI Properties, Inc. – (REIT) (b)	377,584

3,811	Vontier Corp. (a)	108,156

2,600	Weatherford International PLC (a)	269,464

10,806	Wells Fargo & Co. (a)	837,897

50,697	Western Union Co. (a)	412,167

13,000	Weyerhaeuser Co. – (REIT) (a)	318,630

4,932	YETI Holdings, Inc. * (a)	236,588

6,893	Zebra Technologies Corp. – Class A *	1,679,342

38,385	Zoom Communications, Inc. * (a) (b)	3,899,532

18,038	ZoomInfo Technologies, Inc. *	60,067

	Total United States	367,584,898

	Vietnam — 0.2%

171,860	An Binh CJSB *	101,893

8,800	Binh Minh Plastics JSC	45,952

12,400	Gelex Electric Equipment JSC	48,164

3,045	Gelex Group JSC	3,717

73,600	IDICO Corp. JSC	121,297

1,062	Masan Consumer Corp.	5,441

229,800	PetroVietNam Ca Mau Fertilizer JSC	348,083

77,400	Petrovietnam Fertilizer & Chemicals JSC	76,229

19,700	PetroVietnam Gas JSC	65,482

82,200	PetroVietnam Oil Corp.	47,173

102,000	Phu Nhuan Jewelry JSC	255,430

263,700	Quang Ngai Sugar JSC	477,049

Shares	Description	Value ($)

	Vietnam — continued

1,993,840	Saigon - Hanoi Commercial Joint Stock Bank	1,046,409

251,300	Saigon Beer Alcohol Beverage Corp.	448,612

868,100	Vietnam Dairy Products JSC	1,953,436

181,000	Vietnam Engine & Agricultural Machinery Corp.	239,389

105,100	Vietnam Prosperity JSC Bank	108,264

	Total Vietnam	5,392,020

	TOTAL COMMON STOCKS (COST $1,499,913,215)	1,705,977,722

	PREFERRED STOCKS (g) — 1.3%

	Brazil — 0.6%

216,000	Banco Bradesco SA ADR	753,840

918,300	Bradespar SA	4,232,384

1,562,750	Cia Energetica de Minas Gerais	3,333,338

95,400	Gerdau SA	430,615

101,898	Gerdau SA Sponsored ADR	458,541

22,000	Itausa SA	56,346

280,600	Petroleo Brasileiro SA - Petrobras	2,336,224

202,200	Petroleo Brasileiro SA - Petrobras Sponsored ADR	3,390,894

	Total Brazil	14,992,182

	Chile — 0.1%

28,200	Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,421,534

	Germany — 0.3%

7,468	Bayerische Motoren Werke AG	649,127

15,503	Henkel AG & Co. KGaA (b)	1,203,334

54,066	Volkswagen AG *	5,768,819

	Total Germany	7,621,280

	Italy — 0.0%

2,006	Danieli & C Officine Meccaniche SpA	116,816

	Russia — 0.0%

79,750	Nizhnekamskneftekhim PJSC * (d) (f)	—

12,313	Tatneft PJSC * (d) (f)	—

	Total Russia	—

	South Korea — 0.3%

42,039	Samsung Electronics Co. Ltd.	5,624,545

114	Samsung Electronics Co. Ltd. GDR (Registered)	388,964

	Total South Korea	6,013,509

	TOTAL PREFERRED STOCKS (COST $29,993,215)	31,165,321

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares / Par Value†		Description	Value ($)

		RIGHTS/WARRANTS — 0.0%

		Canada — 0.0%

	724,783	Resolute Forest Products, Inc. * (e)	1,087,174

		United States — 0.0%

	197,320	Walgreens Boots Alliance, Inc. CVR * (e)	98,660

		TOTAL RIGHTS/WARRANTS (COST $1,127,212)	1,185,834

		INVESTMENT FUNDS — 3.8%

		Japan — 0.1%

	2,544,000	Carlyle ARE Partners II, L.P. (d) (h)	1,436,823

		United States — 3.7%

	17,211,076	GMO U.S. Treasury Fund, Class VI (i) (j)	86,227,493

		TOTAL INVESTMENT FUNDS (COST $87,830,312)	87,664,316

		DEBT OBLIGATIONS — 21.7%

		Dominican Republic — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

DOP	80,000,000	Dominican Republic International Bonds, Reg S, 13.63%, due 02/03/33	1,610,626

		Kazakhstan — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

KZT	147,000,000	Development Bank of Kazakhstan JSC, 144A, 16.95%, due 05/08/29	295,715

		Malaysia — 0.1%

		Sovereign and Sovereign Agency Issuers — 0.1%

MYR	8,300,000	Malaysia Government Bonds, 3.90%, due 11/30/26	2,102,810

		Paraguay — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

PYG	1,930,000,000	Paraguay Government International Bonds, 144A, 8.50%, due 04/04/38	301,788

		Uganda — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

UGX	1,180,000,000	Republic of Uganda Government Bonds, 15.80%, due 06/23/39	313,605

		United States — 21.5%

		U.S. Government — 21.5%

	100,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 07/31/27 (b)	100,097,133

Par Value† / Shares		Description	Value ($)

		United States — continued

		U.S. Government — continued

	152,900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.82%, due 10/31/27	153,162,809

	246,995,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28 (b)	247,034,356

		Total U.S. Government	500,294,298

		Total United States	500,294,298

		Uruguay — 0.0%

		Sovereign and Sovereign Agency Issuers — 0.0%

UYU	19,000,000	Uruguay Government International Bonds, 9.75%, due 07/20/33	525,109

		TOTAL DEBT OBLIGATIONS (COST $505,117,949)	505,443,951

		SHORT-TERM INVESTMENTS — 18.5%

		Money Market Funds — 0.7%

	16,764,312	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (k)	16,764,312

		Repurchase Agreements — 17.6%

	210,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated 05/29/26, maturing on 06/01/26 with a maturity value of $210,063,175 and an effective yield of 3.61%, collateralized by a U.S. Treasury Note with maturity date 10/31/27 and a market value of $214,375,457.	210,000,000

	200,004,329	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 05/29/26, maturing on 06/01/26 with a maturity value of $200,064,664 and an effective yield of 3.62%, collateralized by a U.S. Treasury Note with maturity date 06/15/28 and a market value of $204,116,259.	200,004,329

		Total Repurchase Agreements	410,004,329

		Sovereign and Sovereign Agency Issuers — 0.2%

EGP	94,000,000	Egypt Treasury Bills, Zero Coupon, due 10/20/26	1,651,138

NGN	2,359,999,999	Nigeria OMO Bills, Zero Coupon, due 07/07/26	1,686,480

		Total Sovereign and Sovereign Agency Issuers	3,337,618

		TOTAL SHORT-TERM INVESTMENTS (COST $430,168,893)	430,106,259

		TOTAL INVESTMENTS — 118.6% (Cost $2,554,150,796)	2,761,543,403

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (15.2)%

	Common Stocks — (15.1)%

	Australia — (0.5)%

(258,589)	Lottery Corp. Ltd.	(1,004,503)

(190,411)	Lynas Rare Earths Ltd. *	(2,617,863)

(27,502)	Pro Medicus Ltd.	(2,614,471)

(328)	REA Group Ltd.	(35,088)

(546,641)	Sigma Healthcare Ltd.	(1,153,151)

(28,175)	WiseTech Global Ltd.	(732,477)

(51,948)	Xero Ltd. *	(2,822,780)

	Total Australia	(10,980,333)

	Belgium — (0.0)%

(71)	Lotus Bakeries NV	(909,925)

	Brazil — (0.1)%

(194,951)	NU Holdings Ltd. – Class A *	(2,559,707)

	Canada — (1.0)%

(54,100)	AltaGas Ltd.	(2,105,295)

(37,832)	Brookfield Renewable Corp.	(1,512,523)

(16,941)	Cameco Corp.	(1,909,251)

(2,600)	Dollarama, Inc.	(332,485)

(6,000)	Element Fleet Management Corp.	(119,552)

(34,251)	Enbridge, Inc.	(1,874,900)

(7,373)	Franco-Nevada Corp.	(1,700,951)

(33,633)	GFL Environmental, Inc.	(1,128,051)

(82,500)	Keyera Corp.	(3,422,315)

(32,935)	Pan American Silver Corp.	(1,876,966)

(44,258)	Pembina Pipeline Corp.	(2,060,210)

(13,820)	RB Global, Inc.	(1,469,757)

(25,228)	Restaurant Brands International, Inc.	(1,884,531)

(1,666)	TC Energy Corp.	(110,989)

(9,775)	Wheaton Precious Metals Corp.	(1,296,165)

	Total Canada	(22,803,941)

	Chile — (0.1)%

(27,471)	Latam Airlines Group SA ADR	(1,474,643)

	China — (0.1)%

(306,427)	NIO, Inc. ADR *	(1,715,991)

(48,194)	XPeng, Inc. ADR *	(792,791)

	Total China	(2,508,782)

	Denmark — (0.3)%

(44,978)	Coloplast AS – Class B	(2,761,166)

(6,111)	Novonesis Novozymes B – Class B	(355,038)

(15,014)	Orsted AS *	(382,640)

(106,812)	Tryg AS	(2,510,604)

	Total Denmark	(6,009,448)

Shares	Description	Value ($)

	France — (0.3)%

(13,120)	Aeroports de Paris SA	(1,757,937)

(100,458)	Getlink SE	(2,195,044)

(1,080)	Hermes International SCA	(2,018,226)

	Total France	(5,971,207)

	Germany — (0.5)%

(68,547)	Delivery Hero SE *	(2,936,422)

(25,236)	Hensoldt AG	(2,619,997)

(3,276)	HOCHTIEF AG	(1,852,129)

(2,134)	MTU Aero Engines AG	(778,561)

(454)	Rational AG	(347,377)

(531)	RWE AG	(33,746)

(10,877)	Siemens Energy AG	(2,059,168)

(18,382)	Talanx AG	(2,198,785)

	Total Germany	(12,826,185)

	Israel — (0.0)%

(1,422)	Wix.com Ltd. *	(79,717)

	Italy — (0.3)%

(12,003)	Ferrari NV (c)	(4,124,361)

(689)	Ferrari NV (c)	(234,419)

(120,682)	FinecoBank Banca Fineco SpA	(2,944,540)

(728)	Prysmian SpA	(125,410)

	Total Italy	(7,428,730)

	Japan — (1.3)%

(8,400)	Advantest Corp.	(1,373,361)

(302,600)	Aeon Co. Ltd.	(2,648,565)

(7,100)	Asics Corp.	(215,684)

(6,700)	Disco Corp.	(2,733,833)

(3,300)	Fast Retailing Co. Ltd.	(1,710,180)

(33,700)	Fujikura Ltd.	(1,004,277)

(8,100)	Ibiden Co. Ltd.	(1,164,522)

(90,800)	IHI Corp.	(1,577,774)

(184,600)	Japan Exchange Group, Inc.	(2,255,120)

(100)	Kobe Bussan Co. Ltd.	(1,701)

(400)	Lasertec Corp.	(101,138)

(46,700)	Mitsubishi Heavy Industries Ltd.	(1,103,930)

(58,900)	MonotaRO Co. Ltd.	(696,141)

(249,500)	Oriental Land Co. Ltd.	(3,587,970)

(498,500)	Rakuten Group, Inc. *	(2,330,242)

(7,100)	Ryohin Keikaku Co. Ltd.	(173,409)

(289,700)	Sanrio Co. Ltd.	(1,557,773)

(5,100)	Seibu Holdings, Inc.	(90,370)

(69,700)	Shiseido Co. Ltd.	(1,228,889)

(2,973,800)	SoftBank Corp.	(4,017,795)

(11,900)	Zensho Holdings Co. Ltd.	(601,851)

	Total Japan	(30,174,525)

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	Mexico — (0.0)%

(1,320)	Grupo Aeroportuario del Pacifico SAB de CV ADR	(311,916)

	Netherlands — (0.4)%

(12,018)	BE Semiconductor Industries NV	(3,979,229)

(179,843)	CVC Capital Partners PLC	(2,874,675)

(7,890)	Nebius Group NV *	(1,823,300)

	Total Netherlands	(8,677,204)

	Norway — (0.2)%

(88,093)	Kongsberg Gruppen ASA	(3,155,590)

(31,977)	Salmar ASA	(1,986,599)

	Total Norway	(5,142,189)

	Peru — (0.1)%

(17,910)	Southern Copper Corp.	(3,426,246)

	Singapore — (0.0)%

(314,531)	Grab Holdings Ltd. – Class A *	(1,113,440)

	Spain — (0.3)%

(73,741)	Cellnex Telecom SA *	(2,467,570)

(51,653)	Ferrovial NV	(3,532,995)

	Total Spain	(6,000,565)

	Sweden — (0.2)%

(94,520)	EQT AB	(3,250,947)

(3,652)	Spotify Technology SA *	(1,817,527)

	Total Sweden	(5,068,474)

	Switzerland — (0.2)%

(34,117)	Avolta AG	(2,143,860)

(46)	Chocoladefabriken Lindt & Spruengli AG	(548,062)

(87)	Partners Group Holding AG	(91,791)

(996)	VAT Group AG	(777,664)

	Total Switzerland	(3,561,377)

	United Kingdom — (0.7)%

(21,826)	Antofagasta PLC	(1,202,338)

(83,212)	Entain PLC	(595,444)

(236,054)	Informa PLC	(2,564,605)

(24,767)	InterContinental Hotels Group PLC	(3,798,049)

(18,443)	London Stock Exchange Group PLC	(2,231,590)

(20,728)	Rolls-Royce Holdings PLC	(372,934)

(59,494)	Severn Trent PLC	(2,372,259)

(204,525)	Standard Life PLC	(2,127,934)

(174,363)	Wise Group PLC – Class A *	(2,184,347)

	Total United Kingdom	(17,449,500)

	United States — (8.5)%

(14,431)	AbbVie, Inc.	(3,141,917)

Shares	Description	Value ($)

	United States — continued

(68,265)	Affirm Holdings, Inc. *	(5,027,717)

(671)	Air Products & Chemicals, Inc.	(186,954)

(9,878)	Alnylam Pharmaceuticals, Inc. *	(2,982,958)

(3,294)	Analog Devices, Inc.	(1,363,222)

(7,465)	AppLovin Corp. – Class A *	(4,576,717)

(4,319)	Arthur J Gallagher & Co.	(868,594)

(28,434)	AST SpaceMobile, Inc. *	(3,224,700)

(8,737)	Axon Enterprise, Inc. *	(3,920,467)

(6,716)	Bloom Energy Corp. – Class A *	(1,914,060)

(16,015)	Boeing Co. *	(3,701,867)

(10,521)	Burlington Stores, Inc. *	(3,407,015)

(47,075)	Carvana Co. *	(3,436,475)

(3,546)	Ciena Corp. *	(2,057,496)

(13,849)	Cintas Corp.	(2,371,780)

(14,603)	Cloudflare, Inc. – Class A *	(3,531,298)

(2,443)	Coherent Corp. *	(883,071)

(13,955)	CoreWeave, Inc. – Class A *	(1,528,491)

(10,578)	Corning, Inc.	(1,916,311)

(117)	Costco Wholesale Corp.	(111,889)

(18,439)	Credo Technology Group Holding Ltd. *	(4,352,157)

(19,678)	DoorDash, Inc. – Class A *	(3,134,509)

(187,824)	DraftKings, Inc. – Class A *	(4,599,810)

(10,182)	Ecolab, Inc.	(2,606,592)

(2,580)	Fair Isaac Corp. *	(3,226,522)

(86,764)	Fidelity National Information Services, Inc.	(3,729,984)

(8,556)	FTAI Aviation Ltd.	(2,227,469)

(362)	GE Vernova, Inc.	(350,532)

(20,900)	Hyatt Hotels Corp. – Class A	(3,790,424)

(20,599)	Insmed, Inc. *	(2,202,239)

(668)	Insulet Corp. *	(96,820)

(75,321)	IonQ, Inc. *	(5,428,385)

(34,434)	IREN Ltd. *	(2,187,936)

(1,783)	Johnson Controls International PLC	(239,029)

(47,567)	Liberty Media Corp.-Liberty Formula One – Class C *	(4,318,608)

(7,031)	Linde PLC	(3,499,258)

(21,515)	Live Nation Entertainment, Inc. *	(3,623,341)

(1,396)	Lumentum Holdings, Inc. *	(1,193,524)

(432)	Marriott International, Inc. – Class A	(162,259)

(6,811)	Marvell Technology, Inc.	(1,396,255)

(3,713)	McKesson Corp.	(2,756,680)

(12,956)	MongoDB, Inc. *	(4,347,386)

(626)	Motorola Solutions, Inc.	(252,453)

(6,189)	MSCI, Inc.	(3,907,611)

(16,706)	Natera, Inc. *	(3,731,619)

(1,917)	NiSource, Inc.	(88,604)

(52,198)	Oklo, Inc. *	(3,491,002)

(54,690)	Okta, Inc. *	(6,741,636)

(39,650)	ONEOK, Inc.	(3,328,221)

(3,514)	O’Reilly Automotive, Inc. *	(305,296)

(51,988)	Otis Worldwide Corp.	(3,682,830)

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	United States — continued

(21,329)	Palantir Technologies, Inc. – Class A *	(3,338,842)

(4,310)	Palo Alto Networks, Inc. *	(1,214,084)

(210,743)	Rivian Automotive, Inc. – Class A *	(3,435,111)

(90,052)	ROBLOX Corp. – Class A *	(4,245,952)

(128,394)	Rocket Cos., Inc. – Class A *	(1,862,997)

(29,202)	Rocket Lab Corp. *	(4,189,903)

(58,164)	Rollins, Inc.	(2,768,606)

(84,612)	Samsara, Inc. – Class A *	(2,960,574)

(2,572)	Seagate Technology Holdings PLC	(2,262,846)

(16,183)	Snowflake, Inc. *	(4,135,566)

(200,346)	SoFi Technologies, Inc. *	(3,650,304)

(28,344)	Starbucks Corp.	(2,810,591)

(1,688)	STERIS PLC	(359,088)

(782)	Take-Two Interactive Software, Inc. *	(175,293)

(8,433)	Tesla, Inc. *	(3,675,017)

(7,850)	Texas Pacific Land Corp.	(3,085,050)

(1,337)	TransDigm Group, Inc.	(1,682,374)

(1,925)	Twilio, Inc. – Class A *	(366,982)

(1,034)	Tyler Technologies, Inc. *	(323,797)

(6,349)	Vistra Corp.	(1,017,300)

(9,795)	Watsco, Inc.	(3,595,745)

(4,262)	Western Digital Corp.	(2,264,017)

Shares	Description	Value ($)

	United States — continued

(46,891)	Williams Cos., Inc.	(3,347,549)

(44,070)	Zillow Group, Inc. – Class C *	(1,542,450)

(26,429)	Zscaler, Inc. *	(3,692,924)

	Total United States	(197,154,952)

	TOTAL COMMON STOCKS (PROCEEDS $271,248,998)	(351,633,006)

	PREFERRED STOCKS (g) — (0.1)%

	Germany — (0.1)%

(8,816)	Sartorius AG	(2,512,893)

	TOTAL PREFERRED STOCKS (PROCEEDS $2,553,424)	(2,512,893)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $273,802,422)	(354,145,899)

	Other Assets and Liabilities (net) — (3.4)%	(78,861,625)

	TOTAL NET ASSETS — 100.0%	$2,328,535,879

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of May 31, 2026

Carlyle ARE Partners II, L.P.	03/24/26	$1,600,957	0.1%	$1,436,823

Evraz PLC	10/21/21	259,269	0.0%	—

Federal Grid Co-Rosseti PJSC	10/08/19	1,057,715	0.0%	—

Gazprom PJSC	08/10/20	17,682,067	0.0%	—

GMK Norilskiy Nickel PAO	02/11/20	4,352,696	0.0%	—

Inter RAO UES PJSC	01/13/20	1,798,790	0.0%	—

LSR Group PJSC	11/30/18	882,290	0.0%	—

LSR Group PJSC GDR	09/07/20	8	0.0%	—

Mosenergo PJSC	11/19/21	224,074	0.0%	—

Nizhnekamskneftekhim PJSC	03/24/20	79,541	0.0%	—

Novatek PJSC	10/21/21	776,536	0.0%	—

Novolipetsk Steel PJSC	02/13/18	9,617,214	0.0%	—

PhosAgro PJSC	08/15/22	434,931	0.0%	—

PhosAgro PJSC GDR	10/15/21	2,792	0.0%	—

Polyus PJSC GDR	02/24/23	0	0.0%	—

Severstal PAO GDR (Registered)	10/23/17	5,003,828	0.0%	—

SFI PJSC	09/11/18	318,293	0.0%	—

Tatneft PJSC	11/02/18	8,698,468	0.0%	—

Tatneft PJSC	12/15/21	71,966	0.0%	—

Unipro PAO	12/18/19	32,903	0.0%	—

United Co. RUSAL International PJSC	11/12/21	56,186	0.0%	—

VTB Bank PJSC	01/09/20	1	0.0%	—

				$1,436,823

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
07/15/2026	SSB	MXN	17,500,000	USD	1,010,835	5,093
07/01/2026	MSCI	PHP	30,600,000	USD	511,372	14,780
08/10/2026	MSCI	USD	7,807,647	COP	29,686,000,000	111,101
07/15/2026	DB	USD	1,599,174	CZK	33,300,000	953
08/31/2026	JPM	USD	10,081,731	EUR	8,632,000	24,314
08/19/2026	DB	USD	1,645,065	HUF	511,500,000	34,876
07/15/2026	SSB	USD	5,267,614	MXN	92,700,000	59,944
06/30/2026	CITI	USD	1,270,134	PEN	4,400,000	17,160
06/30/2026	MSCI	USD	5,688,540	PEN	20,100,000	192,055
07/29/2026	BCLY	USD	986,510	TRY	48,300,000	9,204
06/30/2026	CITI	USD	134,515	ZAR	2,200,000	850
06/30/2026	MSCI	USD	7,317,132	ZAR	122,000,000	189,443
08/10/2026	GS	COP	864,700,000	USD	229,045	(1,614)
07/02/2026	JPM	USD	8,076,271	BRL	41,000,000	(8,026)
08/05/2026	CITI	USD	2,567,472	IDR	44,734,100,000	(69,558)
08/05/2026	GS	USD	153,267	IDR	2,656,300,000	(4,941)
07/01/2026	CITI	USD	2,075,518	PHP	126,700,000	(19,367)
07/21/2026	CITI	USD	1,607,312	THB	51,000,000	(34,404)

						$521,863

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
1,705	U.S. Treasury Note 10 Yr. (CBT)	September 2026	187,256,953	390,581
3,755	U.S. Treasury Note 2 Yr. (CBT)	September 2026	775,642,188	1,746,961
3,061	U.S. Treasury Note 5 Yr. (CBT)	September 2026	328,172,681	396,981
1,097	U.S. Treasury Ultra 10 Yr. (CBT)	September 2026	122,949,703	478,490
108	U.S. Ultra Bond (CBT)	September 2026	12,355,875	198,966

			$1,426,377,400	$3,211,979

Sales
472	TOPIX Index	June 2026	$117,216,314	$(11,330,892)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.NA.HY.S46	USD	24,750,000	5.00%	3.02%	N/A	06/20/2031	Quarterly	(990,000)	(2,064,175)	(1,074,175)
ITRAXX.EUR.45	EUR	558,000,000	1.00%	0.53%	N/A	06/20/2031	Quarterly	(9,912,763)	(14,493,151)	(4,580,388)

								$(10,902,763)	$(16,557,326)	$(5,654,563)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts — Continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	22,803,277	06/18/2027	Monthly	—	469,176	469,176
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	GS	USD	26,677,180	06/24/2026	Monthly	—	336,223	336,223

							$—	$805,399	$805,399

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(c)	Securities are traded on separate exchanges for the same entity.

(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs.

(e)	Investment valued using significant unobservable inputs.

(f)	The security is restricted as to resale.

(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(h)	Private placement security; restricted as to resale.

(i)	Affiliated company.

(j)	All or a portion of this security is purchased with collateral from securities loaned.

(k)	The rate disclosed is the 7 day net yield as of May 31, 2026.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(m)

Periodic payments made/received are based on the total return of the referenced entity. The following table represents the individual long and/or short positions with in the custom equity basket swap as of May 31, 2026.

Shares	Description	% of Equity Basket	Value ($)

	Custom equity basket swap with GS as the counterparty:

(1,901)	Aeroports de Paris SA	1.0%	(254,713)

(54,644)	Allefro.eu.SA	2.0%	(523,194)

(4,278)	Antofagasta PLC	0.9%	(235,664)

(2,000)	Asia Vital Components Co., Ltd.	0.6%	(168,653)

(13,600)	AXIA Energia SA	0.6%	(141,350)

(3,336)	Budimex SA	2.4%	(642,487)

(12,067)	Capitec Bank Holdings Ltd.	12.6%	(3,326,444)

(19,964)	CD Projekt SA	4.9%	(1,278,874)

(58,137)	Cellnex Telecom SA	7.4%	(1,945,418)

(325)	Celltrion, Inc.	0.2%	(41,564)

Shares	Description	% of Equity Basket	Value ($)

(52,321)	Clicks Group Ltd.	2.9%	(756,790)

(112,900)	Delta Electronics (Thailand) Public Co. Ltd. NVDR	4.6%	(1,217,543)

(6,000)	Delta Electronics, Inc.	1.7%	(460,358)

(681)	Doosan Co. Ltd.	3.4%	(893,568)

(4,826)	Ecopro Co. Ltd.	1.7%	(445,988)

(3,778)	eMemory Technology, Inc.	1.5%	(407,840)

(56,400)	Eneva SA	1.1%	(286,553)

(45,847)	Entain PLC	1.2%	(328,069)

(1,198)	Euronext NV	0.7%	(194,687)

(15,108)	Fresnillo PLC	2.5%	(663,835)

(16,232)	Getlink SE	1.3%	(354,675)

(7,000)	Global Unichip Corp.	3.9%	(1,032,829)

(4,130)	Grupo Aeroportuario del Pacífico	0.4%	(97,036)

(177)	HD Hyundai Electric Co. Ltd.	0.5%	(123,959)

(718)	Hermes International SCA	5.1%	(1,341,746)

(2,015)	HLB, Inc.	0.3%	(67,860)

(16,100)	Hong Kong Exchange and Clearing Ltd.	3.1%	(822,065)

(3,318)	HYBE Co. Ltd.	1.8%	(482,981)

(11,419)	Hyundai Rotem Co.	5.8%	(1,519,949)

(10,140)	Informa PLC	0.4%	(110,166)

(5,659)	InterContinental Hotels Group PLC	3.3%	(867,814)

(130,000)	Kingdee International Software Group Co. Ltd.	0.5%	(121,385)

(2,331)	London Stock Exchange Group PLC	1.1%	(282,049)

(161)	LPP SA	3.8%	(1,000,007)

(20,761)	Public Power Corp.	2.0%	(522,027)

(1,343)	Samsung Biologics Co. Ltd.	4.6%	(1,215,234)

(1,375)	Sunbelt Rentals Holdings, Inc.	0.4%	(107,766)

78,537	Turk Hava Yollari AO	(1.9%)	504,080

(77,000)	Unimicron Technology Corp.	9.7%	(2,555,079)

	TOTAL COMMON STOCKS		$(26,334,139)

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

GMO Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt

CVR - Contingent Value Right

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

OMO - Open Market Operations

PJSC - Private Joint-Stock Company

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT - Real Estate Investment Trust

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MORD - Morgan Stanley Capital Services LLC

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

BRL - Brazilian Real

COP - Colombian Peso

CZK - Czech Republic Koruna

DOP - Dominican Republic Peso

EGP - Egyptian Pound

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KZT - Kazakhstani Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

PEN - Peruvian Sol

PHP - Philippines Peso

PYG - Paraguayan Guarani

THB - Thai Baht

TRY - Turkish Lira

UGX - Ugandan Shilling

USD - United States Dollar

UYU - Uruguay Peso

ZAR - South African Rand

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.9%

	United States — 99.9%

3,895,675	GMO International Equity Fund, Class IV (a)	156,138,658

2,703,221	GMO International Opportunistic Value Fund, Class IV (a)	50,550,239

521,521	GMO-Usonian Japan Value Creation Fund, Class VI (a)	16,083,692

	TOTAL INVESTMENT FUNDS (COST $151,034,000)	222,772,589

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

237,263	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	237,263

	TOTAL SHORT-TERM INVESTMENTS (COST $237,263)	237,263

	TOTAL INVESTMENTS — 100.0% (Cost $151,271,263)	223,009,852

	Other Assets and Liabilities (net) — (0.0%)	(20,525)

	TOTAL NET ASSETS — 100.0%	$222,989,327

Notes to Schedule of Investments:

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares / Par Value†	Description	Value ($)

	INVESTMENT FUNDS — 99.5%

	United States — 99.5%

2,894,942	GMO Emerging Markets Fund, Class VI (a)	116,868,792

4,274,243	GMO International Equity Fund, Class IV (a)	171,311,656

3,609,302	GMO International Opportunistic Value Fund, Class IV (a)	67,493,948

892,863	GMO-Usonian Japan Value Creation Fund, Class VI (a)	27,535,888

	TOTAL INVESTMENT FUNDS (COST $263,508,197)	383,210,284

	DEBT OBLIGATIONS — 0.2%

	U.S. Government — 0.2%

900,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.10%, 3.73%, due 01/31/28 (b)	900,143

	TOTAL DEBT OBLIGATIONS (COST $899,976)	900,143

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%

963,343	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (c)	963,343

	TOTAL SHORT-TERM INVESTMENTS (COST $963,343)	963,343

	TOTAL INVESTMENTS — 100.0% (Cost $265,371,516)	385,073,770

	Other Assets and Liabilities (net) — 0.0%	152,547

	TOTAL NET ASSETS — 100.0%	$385,226,317

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
26	S&P/TSX 60 Index Futures	June 2026	$7,629,986	$490,491

Sales
32	TOPIX Index	June 2026	$7,946,869	$(625,148)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Affiliated company.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2026.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 117.0%

	United States — 117.0%

	U.S. Government — 90.1%

75,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 04/30/27	75,071

13,972,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 07/31/27 (a)	13,985,572

5,903,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.19%, 3.82%, due 10/31/27 (a)	5,913,146

	Total U.S. Government	19,973,789

	U.S. Government Agency — 26.9%

2,000,000	Uniform Mortgage-Backed Security, TBA, 2.50%, due 06/01/56	1,673,204

4,200,000	Uniform Mortgage-Backed Security, TBA, 6.00%, due 06/01/56	4,288,495

	Total U.S. Government Agency	5,961,699

	Total United States	25,935,488

	TOTAL DEBT OBLIGATIONS (COST $25,918,086)	25,935,488

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.1%

	Money Market Funds — 3.1%

687,065	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	687,065

	TOTAL SHORT-TERM INVESTMENTS (COST $687,065)	687,065

	TOTAL INVESTMENTS — 120.1% (Cost $26,605,151)	26,622,553

	Other Assets and Liabilities (net) — (20.1)%	(4,455,280)

	TOTAL NET ASSETS — 100.0%	$22,167,273

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation) ($)
08/31/2026	JPM	EUR	404,650	USD	472,610	$(1,734)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
147	U.S. Treasury Note 10 Yr. (CBT)	September 2026	16,144,734	33,675
218	U.S. Treasury Note 2 Yr. (CBT)	September 2026	45,030,625	101,421
181	U.S. Treasury Note 5 Yr. (CBT)	September 2026	19,405,180	23,474
93	U.S. Treasury Ultra 10 Yr. (CBT)	September 2026	10,423,266	40,565

			$91,003,805	$199,135

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
2	U.S. Ultra Bond (CBT)	September 2026	$228,813	$(3,753)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.S45	USD	9,602,000	1.00%	1.50%	N/A	06/20/2031	Quarterly	415,766	213,212	(202,554)
Sell Protection^:
CDX.NA.HY.46	USD	4,485,690	5.00%	3.02%	4,485,690 USD	06/20/2031	Quarterly	338,583	374,111	35,528
ITRAXX.XO.45	EUR	4,374,000	5.00%	2.59%	4,374,000 EUR	06/20/2031	Quarterly	494,146	532,356	38,210

								$1,248,495	$1,119,679	$(128,816)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CMBX.NA.BBB-.18	CGMI	USD	1,000,000	3.00%	5.93%	N/A	12/17/2057	Monthly	88,438	80,613	(7,825)
CMBX.NA.BBB-.18	CGMI	USD	1,500,000	3.00%	5.93%	N/A	12/17/2057	Monthly	128,907	120,919	(7,988)
Sell Protection^:
CDX.NA.HY.45	JPM	USD	6,845,201	5.00%	0.46%	1,293,784 USD	12/20/2030	Quarterly	1,287,240	1,261,536	(25,704)

									$1,504,585	$1,463,068	$(41,517)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of May 31, 2026, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

GMO MAC Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

May 31, 2026 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

TBA - To Be Announced - Delayed Delivery Security

Counterparty Abbreviations:

CGMI - Citigroup Global Markets Inc.

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

GMO Multi-Asset Credit Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.0%

	United States — 99.0%

1,014,040	GMO Emerging Country Debt Fund, Class VI (a)	24,691,881

1,449,024	GMO High Yield Fund, Class VI (a)	25,415,876

2,146,314	GMO MAC Implementation Fund (a)	22,171,428

3,768,805	GMO Opportunistic Income Fund, Class VI (a)	91,393,517

750,879	GMO Systematic Investment Grade Credit ETF (a)	19,092,826

864,294	GMO U.S. Treasury Fund, Class VI (a)	4,330,111

289,384	GMO Ultra-Short Income ETF (a)	14,482,222

	TOTAL INVESTMENT FUNDS (COST $201,794,725)	201,577,861

	SHORT-TERM INVESTMENTS — 1.0%

	Money Market Funds — 1.0%

1,980,578	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (b)	1,980,578

	TOTAL SHORT-TERM INVESTMENTS (COST $1,980,578)	1,980,578

	TOTAL INVESTMENTS — 100.0% (Cost $203,775,303)	203,558,439

	Other Assets and Liabilities (net) — (0.0%)	(3,618)

	TOTAL NET ASSETS — 100.0%	$203,554,821

Notes to Schedule of Investments:

(a)	Affiliated company.

(b)	The rate disclosed is the 7 day net yield as of May 31, 2026.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

May 31, 2026 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT FUNDS — 99.8%

	United States — 99.8%

727,363	GMO Alternative Allocation Fund, Class VI (a)	13,463,495

373,904	GMO Asset Allocation Bond Fund, Class VI (a)	6,692,879

29,213	GMO Climate Change Fund, Class III (a)	939,181

57,490	GMO Domestic Resilience ETF (a)	1,738,802

32,491	GMO Emerging Country Debt Fund, Class VI (a)	791,146

93,119	GMO Emerging Markets ex-China Fund, Class VI (a)	1,970,404

132,954	GMO Emerging Markets Fund, Class VI (a)	5,367,357

330,140	GMO International Equity Fund, Class IV (a)	13,232,001

318,580	GMO International Opportunistic Value Fund, Class IV (a)	5,957,452

175,801	GMO-Usonian Japan Value Creation Fund, Class VI (a)	5,421,690

71,819	GMO Quality Fund, Class VI (a)	2,667,359

33,574	GMO Resources Fund, Class VI (a)	957,539

61,761	GMO Small Cap Quality Fund, Class VI (a)	1,600,231

328,994	GMO U.S. Equity Fund, Class VI (a)	5,431,692

247,218	GMO U.S. Opportunistic Value Fund, Class VI (a)	5,933,221

425,895	GMO U.S. Treasury Fund, Class VI (a)	2,133,734

	TOTAL INVESTMENT FUNDS (COST $57,814,037)	74,298,183

Par Value† / Shares	Description	Value ($)

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%

	U.S. Government — 0.1%

100,000	U.S. Treasury Floating Rate Notes, Variable Rate, 3 mo. Treasury money market yield + 0.16%, 3.79%, due 07/31/27 (b)	100,097

	TOTAL DEBT OBLIGATIONS (COST $100,000)	100,097

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%

93,568	State Street Institutional Treasury Money Market Fund – Premier Class, 3.57% (c)	93,568

	TOTAL SHORT-TERM INVESTMENTS (COST $93,568)	93,568

	TOTAL INVESTMENTS — 100.0% (Cost $58,007,605)	74,491,848

	Other Assets and Liabilities (net) — 0.0%	(6,726)

	TOTAL NET ASSETS — 100.0%	$74,485,122

A summary of outstanding financial instruments at May 31, 2026 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
11	TOPIX Index	June 2026	$2,731,736	$(267,880)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of May 31, 2026, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)	Affiliated company.

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, written options, repurchase agreements and/or reverse repurchase agreements, if any.

(c)	The rate disclosed is the 7 day net yield as of May 31, 2026.

The rates shown on variable rate notes are the current interest rates at May 31, 2026, which are subject to change based on the terms of the security.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, MAC Implementation Fund, Multi-Asset Credit Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds. Alternative Allocation Fund may also invest in GMO Alternative Allocation SPC Ltd. (each a “wholly-owned subsidiary”). As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Please see the Funds’ Prospectus, available on www.gmo.com, for information regarding specific risks for each Fund.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. GMO believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon the sale of those securities.

Basis of presentation and principles of consolidation: Alternative Allocation Fund

Alternative Allocation Fund includes the accounts of its wholly-owned subsidiary and the accompanying Schedule of Investments has been consolidated for those accounts. The Consolidated Schedule of Investments include all of the assets and liabilities of the wholly-owned subsidiary. Alternative Allocation Fund is herein referred to as “Consolidated Alternative Allocation Fund”.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are valued at the price generally determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, prices will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect changes in valuation through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended May 31, 2026, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds and exchange-traded funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; investment funds whose valuations are based on quarterly net asset value statements; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of May 31, 2026:

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$26,849,860	$—	$26,849,860
Austria	—	3,092,966	—	3,092,966
Belgium	—	3,532,779	—	3,532,779
Canada	55,894,908	—	—	55,894,908
China	748,799	4,821,798	—	5,570,597
Denmark	—	8,902,496	—	8,902,496
Finland	—	7,163,682	—	7,163,682
France	—	18,278,069	—	18,278,069
Germany	1,046,474	18,761,977	—	19,808,451
Hong Kong	—	11,196,418	—	11,196,418
Indonesia	—	314,261	—	314,261
Ireland	—	352,111	—	352,111
Israel	1,801,496	921,542	—	2,723,038
Italy	—	14,492,962	—	14,492,962
Japan	—	48,551,384	—	48,551,384
Mexico	858,481	—	—	858,481
Netherlands	—	17,048,686	—	17,048,686
New Zealand	—	231,338	—	231,338
Norway	—	3,949,540	—	3,949,540
Poland	—	3,571,227	—	3,571,227
Portugal	—	1,557,886	—	1,557,886
Singapore	—	5,069,360	—	5,069,360
South Korea	392,795	20,523,971	—	20,916,766
Spain	—	11,996,662	—	11,996,662
Sweden	—	11,665,555	—	11,665,555
Switzerland	—	7,674,484	—	7,674,484
Taiwan	—	15,744,421	—	15,744,421
Thailand	—	4,392,258	—	4,392,258
Turkey	—	831,231	—	831,231
United Kingdom	5,234,652	60,645,313	—	65,879,965
United States	809,314,660	—	—	809,314,660

TOTAL COMMON STOCKS	875,292,265	332,134,237	—	1,207,426,502

Preferred Stocks
Brazil	233,429	260,652	—	494,081
Germany	—	2,768,335	—	2,768,335
South Korea	—	338,765	—	338,765

TOTAL PREFERRED STOCKS	233,429	3,367,752	—	3,601,181

Rights/Warrants
Canada	—	—	264,384	264,384
United States	—	—	740,530	740,530

TOTAL RIGHTS/WARRANTS	—	—	1,004,914	1,004,914

Investment Funds
Japan	—	—	1,840,921	1,840,921
United States	—	—	12,320,107	12,320,107

TOTAL INVESTMENT FUNDS	—	—	14,161,028	14,161,028

Debt Obligations
Dominican Republic	—	2,013,282	—	2,013,282
Kazakhstan	—	376,787	—	376,787
Malaysia	—	2,584,176	—	2,584,176
Paraguay	—	259,569	—	259,569
Uganda	—	268,424	—	268,424
United States	171,656,818	19,683,894	—	191,340,712
Uruguay	—	694,239	—	694,239

TOTAL DEBT OBLIGATIONS	171,656,818	25,880,371	—	197,537,189

Description	Level 1	Level 2	Level 3	Total
Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$13,757,503	$154,287,826	$—	$168,045,329
Purchased Options	85,385	—	—	85,385

Total Investments	1,061,025,400	515,670,186	15,165,942	1,591,861,528

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	3,345,560	—	3,345,560
Futures Contracts
Equity Risk	1,059,862	2,998,077	—	4,057,939
Interest Rate Risk	333,957	—	—	333,957
Physical Commodity Contract Risk	2,070,783	—	—	2,070,783
Swap Contracts
Credit Risk	—	32,762,461	—	32,762,461
Equity Risk	—	3,442,205	—	3,442,205
Interest Rate Risk	—	3,856,778	—	3,856,778

Total	$1,064,490,002	$562,075,267	$15,165,942	$1,641,731,211

Liability Valuation Inputs
Common Stocks
Australia	$—	$(19,265,369)	$—	$(19,265,369)
Belgium	—	(3,566,453)	—	(3,566,453)
Brazil	(1,889,328)	—	—	(1,889,328)
Canada	(19,310,249)	—	—	(19,310,249)
Chile	(1,088,362)	—	—	(1,088,362)
China	(1,746,735)	(760,633)	—	(2,507,368)
Denmark	—	(8,920,427)	—	(8,920,427)
Finland	—	(3,171,199)	—	(3,171,199)
France	—	(5,782,473)	—	(5,782,473)
Germany	—	(20,883,294)	—	(20,883,294)
Hong Kong	—	(5,287,349)	—	(5,287,349)
Israel	(1,743,058)	—	—	(1,743,058)
Italy	—	(10,299,906)	—	(10,299,906)
Japan	—	(50,660,133)	—	(50,660,133)
Mexico	(220,468)	—	—	(220,468)
Netherlands	(2,105,461)	(23,761,134)	—	(25,866,595)
New Zealand	—	(1,613,824)	—	(1,613,824)
Norway	—	(5,251,111)	—	(5,251,111)
Peru	(2,365,120)	—	—	(2,365,120)
Portugal	—	(1,521,526)	—	(1,521,526)
Singapore	(2,650,272)	(3,940,982)	—	(6,591,254)
Spain	(3,687,803)	(11,276,962)	—	(14,964,765)
Sweden	(1,349,708)	(9,842,355)	—	(11,192,063)
Switzerland	—	(12,432,131)	—	(12,432,131)
United Kingdom	(14,816,897)	(19,605,571)	—	(34,422,468)
United States	(497,697,448)	(909,843)	—	(498,607,291)

TOTAL COMMON STOCKS	(550,670,909)	(218,752,675)	—	(769,423,584)

Preferred Stocks
Germany	—	(2,982,518)	—	(2,982,518)

TOTAL PREFERRED STOCKS	—	(2,982,518)	—	(2,982,518)

Rights/Warrants
Portugal	—	(13,620)	—	(13,620)
United States	(5,558)	—	—	(5,558)

TOTAL RIGHTS/WARRANTS	(5,558)	(13,620)	—	(19,178)

Debt Obligations
United States	—	(11,745,901)	—	(11,745,901)

TOTAL DEBT OBLIGATIONS	—	(11,745,901)	—	(11,745,901)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(3,441,296)	—	(3,441,296)

Description	Level 1	Level 2	Level 3		Total
Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^ (continued)
Futures Contracts
Equity Risk	$(9,562,689)	$(1,896,259)	$—		$(11,458,948)
Interest Rate Risk	(326,783)	—	—		(326,783)
Physical Commodity Contract Risk	(6,048,636)	—	—		(6,048,636)
Written Options
Equity Risk	(5,564,039)	—	—		(5,564,039)
Interest Rate Risk	(139,895)	—	—		(139,895)
Swap Contacts
Credit Risk	—	(5,184,270)	—		(5,184,270)
Equity Risk	—	(5,036,946)	—		(5,036,946)
Interest Rate Risk	—	(2,991,334)	—		(2,991,334)

Total	$(572,318,509)	$(252,044,819)	$—		$(824,363,328)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Investment Funds	$2,597,561,303	$—	$—		$2,597,561,303
Short-Term Investments	3,327,753	—	—		3,327,753

Total Investments	2,600,889,056	—	—		2,600,889,056

Total	$2,600,889,056	$—	$—		$2,600,889,056

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$17,001,552	$—		$17,001,552
Austria	—	3,460,417	—		3,460,417
Belgium	—	4,289,890	—		4,289,890
Brazil	2,143,905	950,545	—		3,094,450
Canada	41,455,871	56,060	—		41,511,931
China	1,667,642	17,767,242	0	§	19,434,884
Colombia	12,817	—	—		12,817
Denmark	—	4,687,034	—		4,687,034
Egypt	—	480,985	—		480,985
Finland	—	3,388,543	—		3,388,543
France	1,466,322	21,752,726	—		23,219,048
Germany	—	15,778,009	—		15,778,009
Greece	—	59,510	—		59,510
Hong Kong	—	14,048,089	—		14,048,089
Hungary	—	2,869,885	—		2,869,885
India	—	6,785,607	—		6,785,607
Indonesia	—	2,243,487	—		2,243,487
Ireland	—	728,423	—		728,423
Israel	1,634,852	3,601,275	—		5,236,127
Italy	326,889	10,354,169	—		10,681,058
Japan	1,102,784	197,550,743	—		198,653,527
Kuwait	—	1,051,296	—		1,051,296
Mexico	2,540,966	—	0	§	2,540,966
Netherlands	3,786,760	16,641,477	74,722		20,502,959
New Zealand	—	149,382	—		149,382
Norway	—	9,329,398	—		9,329,398
Philippines	—	170,686	—		170,686
Poland	—	3,754,885	—		3,754,885
Portugal	—	1,176,951	—		1,176,951
Russia	—	—	0	§	0 §
Saudi Arabia	—	3,915,636	—		3,915,636
Singapore	—	5,983,991	—		5,983,991
South Africa	—	747,129	—		747,129
South Korea	251,837	43,220,451	—		43,472,288
Spain	—	20,581,505	—		20,581,505

Description	Level 1	Level 2	Level 3		Total
Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Sweden	$—	$8,906,113	$—		$8,906,113
Switzerland	1,027,748	10,566,202	—		11,593,950
Taiwan	—	44,617,451	—		44,617,451
Thailand	—	13,802,877	—		13,802,877
Turkey	—	1,482,900	—		1,482,900
United Arab Emirates	—	1,069,803	—		1,069,803
United Kingdom	15,782,013	17,095,861	8,237		32,886,111
United States	157,972,597	—	—		157,972,597
Vietnam	—	2,531,401	—		2,531,401

TOTAL COMMON STOCKS	231,173,003	534,649,586	82,959		765,905,548

Preferred Stocks
Brazil	1,895,940	2,795,433	—		4,691,373
Germany	—	3,577,132	—		3,577,132
Italy	—	61,087	—		61,087
Russia	—	—	0	§	0 §
South Korea	—	3,234,135	—		3,234,135

TOTAL PREFERRED STOCKS	1,895,940	9,667,787	0	§	11,563,727

Rights/Warrants
Canada	—	—	11,850		11,850
United States	—	—	45,293		45,293

TOTAL RIGHTS/WARRANTS	—	—	57,143		57,143

Investment Funds
Japan	—	—	853,110		853,110
United States	284,337,082	—	—		284,337,082

TOTAL INVESTMENT FUNDS	284,337,082	—	853,110		285,190,192

Debt Obligations
Dominican Republic	—	744,914	—		744,914
Malaysia	—	988,067	—		988,067
Paraguay	—	134,476	—		134,476
Uganda	—	138,199	—		138,199
United States	223,789,192	—	—		223,789,192
Uruguay	—	248,736	—		248,736

TOTAL DEBT OBLIGATIONS	223,789,192	2,254,392	—		226,043,584

Short-Term Investments	8,713,550	201,558,944	—		210,272,494

Total Investments	749,908,767	748,130,709	993,212		1,499,032,688

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	310,272	—		310,272
Futures Contracts
Interest Rate Risk	1,437,917	—	—		1,437,917
Swap Contracts
Equity Risk	—	469,629	—		469,629

Total	$751,346,684	$748,910,610	$993,212		$1,501,250,506

Liability Valuation Inputs
Common Stocks
Australia	$—	$(5,094,635)	$—		$(5,094,635)
Belgium	—	(448,555)	—		(448,555)
Brazil	(1,199,005)	—	—		(1,199,005)
Canada	(10,693,418)	—	—		(10,693,418)
Chile	(666,491)	—	—		(666,491)
China	(1,133,309)	—	—		(1,133,309)
Denmark	—	(2,815,184)	—		(2,815,184)
France	—	(2,896,403)	—		(2,896,403)
Germany	—	(6,081,087)	—		(6,081,087)
Israel	(37,280)	—	—		(37,280)

Description	Level 1	Level 2	Level 3	Total
Benchmark-Free Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Italy	$(95,264)	$(3,346,933)	$—	$(3,442,197)
Japan	—	(13,997,361)	—	(13,997,361)
Mexico	(142,016)	—	—	(142,016)
Netherlands	(854,109)	(3,210,807)	—	(4,064,916)
Norway	—	(2,408,850)	—	(2,408,850)
Peru	(1,603,088)	—	—	(1,603,088)
Singapore	(521,608)	—	—	(521,608)
Spain	—	(2,855,590)	—	(2,855,590)
Sweden	(850,535)	(1,570,098)	—	(2,420,633)
Switzerland	—	(1,718,386)	—	(1,718,386)
United Kingdom	—	(8,107,102)	—	(8,107,102)
United States	(92,230,458)	—	—	(92,230,458)

TOTAL COMMON STOCKS	(110,026,581)	(54,550,991)	—	(164,577,572)

Preferred Stocks
Germany	—	(1,188,893)	—	(1,188,893)

TOTAL PREFERRED STOCKS	—	(1,188,893)	—	(1,188,893)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(64,827)	—	(64,827)
Futures Contracts
Equity Risk	(21,739)	(5,321,336)	—	(5,343,075)
Swap Contacts
Credit Risk	—	(7,746,757)	—	(7,746,757)

Total	$(110,048,320)	$(68,872,804)	$—	$(178,921,124)

Global Asset Allocation Fund
Asset Valuation Inputs
Debt Obligations	$1,100,175	$—	$—	$1,100,175
Investment Funds	654,978,844	—	—	654,978,844
Short-Term Investments	1,858,723	—	—	1,858,723

Total Investments	657,937,742	—	—	657,937,742

Total	$657,937,742	$—	$—	$657,937,742

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$—	$(1,980,878)	$—	$(1,980,878)

Total	$—	$(1,980,878)	$—	$(1,980,878)

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Debt Obligations	$450,072	$—	$—	$450,072
Investment Funds	104,847,778	—	—	104,847,778
Short-Term Investments	290,635	—	—	290,635

Total Investments	105,588,485	—	—	105,588,485

Derivatives^
Futures Contracts
Equity Risk	369,799	—	—	369,799

Total	$105,958,284	$—	$—	$105,958,284

Description	Level 1	Level 2	Level 3		Total
Global Developed Equity Allocation Fund (continued)
Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$—	$(237,284)	$—		$(237,284)

Total	$—	$(237,284)	$—		$(237,284)

Global Equity Allocation Fund
Asset Valuation Inputs
Debt Obligations	$2,700,430	$—	$—		$2,700,430
Investment Funds	630,356,671	—	—		630,356,671
Short-Term Investments	2,013,410	—	—		2,013,410

Total Investments	635,070,511	—	—		635,070,511

Derivatives^
Futures Contracts
Equity Risk	1,628,374	—	—		1,628,374

Total	$636,698,885	$—	$—		$636,698,885

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$—	$(1,504,944)	$—		$(1,504,944)

Total	$—	$(1,504,944)	$—		$(1,504,944)

Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$5,334,647	$—	$—		$5,334,647
Australia	—	38,096,774	—		38,096,774
Austria	—	7,337,478	—		7,337,478
Belgium	—	9,093,925	—		9,093,925
Brazil	4,441,765	4,886,569	—		9,328,334
Canada	96,337,154	114,304	—		96,451,458
China	3,489,093	38,981,990	0	§	42,471,083
Colombia	4,916	—	—		4,916
Denmark	—	10,790,193	—		10,790,193
Egypt	—	917,719	—		917,719
Finland	—	10,477,127	—		10,477,127
France	3,171,972	46,521,527	—		49,693,499
Germany	—	33,603,154	—		33,603,154
Greece	—	88,737	—		88,737
Hong Kong	—	30,936,292	—		30,936,292
Hungary	—	6,261,459	—		6,261,459
India	—	14,550,505	—		14,550,505
Indonesia	—	4,782,144	—		4,782,144
Ireland	—	1,417,078	—		1,417,078
Israel	3,425,816	7,619,100	—		11,044,916
Italy	645,980	22,755,960	—		23,401,940
Japan	2,229,023	420,700,099	—		422,929,122
Kuwait	—	2,220,957	—		2,220,957
Mexico	5,228,493	—	0	§	5,228,493
Netherlands	7,849,303	35,630,084	162,591		43,641,978
New Zealand	—	373,683	—		373,683
Norway	—	22,661,676	—		22,661,676
Pakistan	—	228,039	—		228,039
Philippines	—	479,284	—		479,284
Poland	—	7,928,821	—		7,928,821
Portugal	—	2,673,957	—		2,673,957
Russia	—	—	0	§	0 §

Description	Level 1	Level 2	Level 3		Total
Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Saudi Arabia	$—	$8,382,723	$—		$8,382,723
Singapore	—	12,975,146	—		12,975,146
South Africa	—	2,324,452	—		2,324,452
South Korea	560,677	93,220,223	—		93,780,900
Spain	—	44,289,824	—		44,289,824
Sweden	—	19,033,396	—		19,033,396
Switzerland	2,343,960	22,163,671	—		24,507,631
Taiwan	—	95,152,021	—		95,152,021
Thailand	—	29,323,559	—		29,323,559
Turkey	—	3,099,552	—		3,099,552
Ukraine	—	194,102	—		194,102
United Arab Emirates	—	2,300,011	—		2,300,011
United Kingdom	32,773,121	50,397,044	17,934		83,188,099
United States	367,584,898	—	0	§	367,584,898
Vietnam	—	5,392,020	—		5,392,020

TOTAL COMMON STOCKS	535,420,818	1,170,376,379	180,525		1,705,977,722

Preferred Stocks
Brazil	4,603,275	10,388,907	—		14,992,182
Chile	2,421,534	—	—		2,421,534
Germany	—	7,621,280	—		7,621,280
Italy	—	116,816	—		116,816
Russia	—	—	0	§	0 §
South Korea	—	6,013,509	—		6,013,509

TOTAL PREFERRED STOCKS	7,024,809	24,140,512	0	§	31,165,321

Rights/Warrants
Canada	—	—	1,087,174		1,087,174
United States	—	—	98,660		98,660

TOTAL RIGHTS/WARRANTS	—	—	1,185,834		1,185,834

Investment Funds
Japan	—	—	1,436,823		1,436,823
United States	86,227,493	—	—		86,227,493

TOTAL INVESTMENT FUNDS	86,227,493	—	1,436,823		87,664,316

Debt Obligations
Dominican Republic	—	1,610,626	—		1,610,626
Kazakhstan	—	295,715	—		295,715
Malaysia	—	2,102,810	—		2,102,810
Paraguay	—	301,788	—		301,788
Uganda	—	313,605	—		313,605
United States	500,294,298	—	—		500,294,298
Uruguay	—	525,109	—		525,109

TOTAL DEBT OBLIGATIONS	500,294,298	5,149,653	—		505,443,951

Short-Term Investments	16,764,312	413,341,947	—		430,106,259

Total Investments	1,145,731,730	1,613,008,491	2,803,182		2,761,543,403

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	659,773	—		659,773
Futures Contracts
Interest Rate Risk	3,211,979	—	—		3,211,979
Swap Contracts
Equity Risk	—	805,399	—		805,399

Total	$1,148,943,709	$1,614,473,663	$2,803,182		$2,766,220,554

Liability Valuation Inputs
Common Stocks
Australia	$—	$(10,980,333)	$—		$(10,980,333)
Belgium	—	(909,925)	—		(909,925)
Brazil	(2,559,707)	—	—		(2,559,707)

Description	Level 1	Level 2	Level 3	Total
Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
Canada	$(22,803,941)	$—	$—	$(22,803,941)
Chile	(1,474,643)	—	—	(1,474,643)
China	(2,508,782)	—	—	(2,508,782)
Denmark	—	(6,009,448)	—	(6,009,448)
France	—	(5,971,207)	—	(5,971,207)
Germany	—	(12,826,185)	—	(12,826,185)
Israel	(79,717)	—	—	(79,717)
Italy	(234,419)	(7,194,311)	—	(7,428,730)
Japan	—	(30,174,525)	—	(30,174,525)
Mexico	(311,916)	—	—	(311,916)
Netherlands	(1,823,300)	(6,853,904)	—	(8,677,204)
Norway	—	(5,142,189)	—	(5,142,189)
Peru	(3,426,246)	—	—	(3,426,246)
Singapore	(1,113,440)	—	—	(1,113,440)
Spain	—	(6,000,565)	—	(6,000,565)
Sweden	(1,817,527)	(3,250,947)	—	(5,068,474)
Switzerland	—	(3,561,377)	—	(3,561,377)
United Kingdom	—	(17,449,500)	—	(17,449,500)
United States	(197,154,952)	—	—	(197,154,952)

TOTAL COMMON STOCKS	(235,308,590)	(116,324,416)	—	(351,633,006)

Preferred Stocks
Germany	—	(2,512,893)	—	(2,512,893)

TOTAL PREFERRED STOCKS	—	(2,512,893)	—	(2,512,893)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(137,910)	—	(137,910)
Futures Contracts
Equity Risk	—	(11,330,892)	—	(11,330,892)
Swap Contacts
Credit Risk	—	(16,557,326)	—	(16,557,326)

Total	$(235,308,590)	$(146,863,437)	$—	$(382,172,027)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Investment Funds	$222,772,589	$—	$—	$222,772,589
Short-Term Investments	237,263	—	—	237,263

Total Investments	223,009,852	—	—	223,009,852

Total	$223,009,852	$—	$—	$223,009,852

International Equity Allocation Fund
Asset Valuation Inputs
Debt Obligations	$900,143	$—	$—	$900,143
Investment Funds	383,210,284	—	—	383,210,284
Short-Term Investments	963,343	—	—	963,343

Total Investments	385,073,770	—	—	385,073,770

Derivatives^
Futures Contracts
Equity Risk	490,491	—	—	490,491

Total	$385,564,261	$—	$—	$385,564,261

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$—	$(625,148)	$—	$(625,148)

Total	$—	$(625,148)	$—	$(625,148)

Description	Level 1	Level 2	Level 3	Total
MAC Implementation Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$19,973,789	$—	$—	$19,973,789
U.S. Government Agency	—	5,961,699	—	5,961,699

TOTAL DEBT OBLIGATIONS	19,973,789	5,961,699	—	25,935,488

Short-Term Investments	687,065	—	—	687,065

Total Investments	20,660,854	5,961,699	—	26,622,553

Derivatives^
Futures Contracts
Interest Rate Risk	199,135	—	—	199,135
Swap Contracts
Credit Risk	—	2,582,747	—	2,582,747

Total	$20,859,989	$8,544,446	$—	$29,404,435

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,734)	$—	$(1,734)
Futures Contracts
Interest Rate Risk	(3,753)	—	—	(3,753)

Total	$(3,753)	$(1,734)	$—	$(5,487)

Multi-Asset Credit Fund
Asset Valuation Inputs
Investment Funds	$201,577,861	$—	$—	$201,577,861
Short-Term Investments	1,980,578	—	—	1,980,578

Total Investments	203,558,439	—	—	203,558,439

Total	$203,558,439	$—	$—	$203,558,439

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Investment Funds
United States	$74,298,183	$—	$—	$74,298,183

TOTAL INVESTMENT FUNDS	74,298,183	—	—	74,298,183

Debt Obligations
United States	100,097	—	—	100,097

TOTAL DEBT OBLIGATIONS	100,097	—	—	100,097

Short-Term Investments	93,568	—	—	93,568

Total Investments	74,491,848	—	—	74,491,848

Total	$74,491,848	$—	$—	$74,491,848

Liability Valuation Inputs
Derivatives^
Futures Contracts
Equity Risk	$—	$(267,880)	$—	$(267,880)

Total	$—	$(267,880)	$—	$(267,880)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the Prospectus for more information.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at May 31, 2026.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ financial statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of May 31, 2026, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2026	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of May 31, 2026	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of May 31, 2026
Consolidated Alternative Allocation Fund
Common Stocks
Israel	$1,658,925	$—	$(1,658,925)	$—	$—	$—	$—	$—	$—	$—
Rights/Warrants
Canada	264,384	—	—	—	—	—	—	—	264,384	—
United States	738,602	1,928	—	—	—	—	—	—	740,530	—
Investment Funds
Japan	—	2,051,226	—	—	—	(210,305)	—	—	1,840,921	(210,305)
United States	12,812,912	—	—	—	—	(492,805)	—	—	12,320,107	(492,805)

Total Investments	$15,474,823	$2,053,154	$(1,658,925)	$—	$—	$(703,110)	$—	$—	$15,165,942	$(703,110)

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended May 31, 2026.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Investment Funds	1,840,921	Fair Value	Net asset value statement	(N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of May 31, 2026, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $13,325,021. The inputs for these investments are not readily available or cannot be reasonably estimated.

Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended May 31, 2026 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Benchmark-Free Allocation Fund
GMO Alternative Allocation Fund, Class VI	$335,180,576	$6,050,000	$12,865,000	$—		$—	$986,614	$(10,588,712)	$318,763,478
GMO Climate Change Fund, Class III	25,401,625	—	—	—		—	—	3,354,088	28,755,713
GMO High Yield Fund, Class VI	25,394,118	—	—	—		—	—	292,896	25,687,014
GMO Implementation Fund	2,146,596,608	4,515,000	24,145,000	—		—	5,242,080	43,092,120	2,175,300,808
GMO Opportunistic Income Fund, Class VI	51,709,256	804,350	2,700,000	804,350		—	798	(760,114)	49,054,290

Totals	$2,584,282,183	$11,369,350	$39,710,000	$804,350		$—	$6,229,492	$35,390,278	$2,597,561,303

Benchmark-Free Fund
GMO Alternative Allocation Fund, Class VI	$163,831,085	$5,770,000	$—	$—		$—	$—	$(4,749,288)	$164,851,797
GMO Climate Change Fund, Class III	13,348,240	—	1,550,001	—		—	417,020	1,245,815	13,461,074
GMO High Yield Fund, Class VI	12,381,385	—	—	—		—	—	142,807	12,524,192
GMO Opportunistic Income Fund, Class VI	23,556,751	—	—	379,090		—	—	(354,021)	23,202,730
GMO Resources Fund, Class VI	39,653,495	—	3,785,000	—		—	474,646	2,932,060	39,275,201
GMO U.S. Treasury Fund, Class VI	135,562	66,879,105	35,979,659	—	**	—	(12,273)	(647)	31,022,088

Totals	$252,906,518	$72,649,105	$41,314,660	$379,090		$—	$879,393	$(783,274)	$284,337,082

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$89,432,129	$15,705,000	$—	$—		$—	$—	$(2,755,208)	$102,381,921
GMO Asset Allocation Bond Fund, Class VI	81,219,648	13,965,000	—	—		—	—	(6,236,471)	88,948,177
GMO Climate Change Fund, Class III	4,822,362	1,055,000	—	—		—	—	873,387	6,750,749
GMO Domestic Resilience ETF	11,616,304	462,409	—	14,866		—	—	239,744	12,318,457
GMO Emerging Country Debt Fund, Class VI	4,899,224	1,320,000	—	—		—	—	148,130	6,367,354
GMO Emerging Markets ex-China Fund, Class VI	18,907,370	—	1,835,000	—		—	604,482	3,915,792	21,592,644
GMO Emerging Markets Fund, Class VI	36,055,458	8,360,000	4,400,000	—		—	616,180	8,346,142	48,977,780
GMO International Equity Fund, Class IV	87,697,483	8,040,000	—	—		—	—	4,523,290	100,260,773
GMO International Opportunistic Value Fund, Class IV	41,435,931	3,015,000	—	—		—	—	462,088	44,913,019
GMO-Usonian Japan Value Creation Fund, Class VI	37,234,732	2,105,000	—	—		—	—	1,887,669	41,227,401
GMO Opportunistic Income Fund, Class VI	16,957,442	2,511,135	—	296,134		—	—	(271,566)	19,197,011
GMO Quality Fund, Class VI	16,239,777	2,560,000	—	—		—	—	1,227,647	20,027,424
GMO Resources Fund, Class VI	5,687,782	—	—	—		—	—	498,929	6,186,711
GMO Small Cap Quality Fund, Class VI	11,142,652	1,300,000	—	—		—	—	126,684	12,569,336

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Asset Allocation Fund (continued)
GMO U.S. Equity Fund, Class VI	$43,599,310	$1,840,000	$2,600,000	$—	$—	$(150,905)	$5,511,251	$48,199,656
GMO U.S. Opportunistic Value Fund, Class VI	39,725,801	2,995,000	—	—	—	—	1,871,824	44,592,625
GMO U.S. Small Cap Value Fund, Class VI	11,098,794	1,025,000	—	—	—	—	918,825	13,042,619
GMO U.S. Treasury Fund, Class VI	15,256,448	21,968,739	19,800,000	169,529	—	—	—	17,425,187

Totals	$573,028,647	$88,227,283	$28,635,000	$480,529	$—	$1,069,757	$21,288,157	$654,978,844

Global Developed Equity Allocation Fund
GMO Climate Change Fund, Class III	$965,786	$—	$—	$—	$—	$—	$127,525	$1,093,311
GMO Domestic Resilience ETF	2,173,713	—	—	2,667	—	—	36,190	2,209,903
GMO Emerging Markets ex-China Fund, Class VI	2,115,502	—	205,000	—	—	67,531	438,258	2,416,291
GMO International Equity Fund, Class IV	27,557,087	—	230,000	—	—	103,082	996,292	28,426,461
GMO International Opportunistic Value Fund, Class IV	11,371,140	100,000	320,000	—	—	79,548	7,287	11,237,975
GMO-Usonian Japan Value Creation Fund, Class VI	6,258,195	—	—	—	—	—	270,991	6,529,186
GMO Quality Fund, Class VI	14,607,773	190,000	—	—	—	—	835,476	15,633,249
GMO Resources Fund, Class VI	2,176,060	—	335,000	—	—	50,342	126,209	2,017,611
GMO Small Cap Quality Fund, Class VI	3,820,928	85,000	—	—	—	—	17,555	3,923,483
GMO U.S. Equity Fund, Class VI	11,412,243	275,000	—	—	—	—	1,465,811	13,153,054
GMO U.S. Opportunistic Value Fund, Class VI	14,662,261	105,000	140,000	—	—	14,157	574,383	15,215,801
GMO U.S. Small Cap Value Fund, Class VI	2,788,737	—	—	—	—	—	202,716	2,991,453

Totals	$99,909,425	$755,000	$1,230,000	$2,667	$—	$314,660	$5,098,693	$104,847,778

Global Equity Allocation Fund
GMO Climate Change Fund, Class III	$6,988,718	$—	$1,359,000	$—	$—	$332,151	$454,493	$6,416,362
GMO Domestic Resilience ETF	14,250,815	—	2,702,007	17,484	—	405,208	(182,696)	11,771,320
GMO Emerging Markets ex-China Fund, Class VI	16,137,376	3,075,000	4,063,000	—	—	858,981	3,766,101	19,774,458
GMO Emerging Markets Fund, Class VI	73,905,644	2,600,000	18,460,000	—	—	520,087	11,443,163	70,008,894
GMO International Equity Fund, Class IV	167,427,492	—	22,692,000	—	—	8,420,523	(3,206,004)	149,950,011
GMO International Opportunistic Value Fund, Class IV	76,322,592	—	7,629,000	—	—	1,924,202	(1,616,027)	69,001,767
GMO-Usonian Japan Value Creation Fund, Class VI	44,018,733	—	7,103,001	—	—	1,835,501	(470,071)	38,281,162
GMO Quality Fund, Class VI	74,870,936	5,500,000	8,445,000	—	—	2,405,643	1,665,911	75,997,490
GMO Resources Fund, Class VI	15,227,924	—	4,119,000	—	—	668,039	535,688	12,312,651
GMO Small Cap Quality Fund, Class VI	26,526,390	—	1,558,000	—	—	337,060	(268,326)	25,037,124
GMO U.S. Equity Fund, Class VI	63,384,019	—	17,557,000	—	—	1,707,855	3,870,345	51,405,219

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Global Equity Allocation Fund (continued)
GMO U.S. Opportunistic Value Fund, Class VI	$83,152,507	$3,500,000	$8,063,001	$—		$—	$975,092	$2,245,568	$81,810,166
GMO U.S. Small Cap Value Fund, Class VI	19,342,372	—	2,108,000	—		—	515,307	840,368	18,590,047

Totals	$681,555,518	$14,675,000	$105,858,009	$17,484		$—	$20,905,649	$19,078,513	$630,356,671

Implementation Fund
GMO U.S. Treasury Fund, Class VI	$437,452	$179,595,295	$93,802,452	$—	**	$—	$(978)	$(1,824)	$86,227,493

International Developed Equity Allocation Fund
GMO International Equity Fund, Class IV	$148,819,968	$1,465,000	$345,000	$—		$—	$136,308	$6,062,382	$156,138,658
GMO International Opportunistic Value Fund, Class IV	48,842,884	1,460,000	205,000	—		—	39,200	413,155	50,550,239
GMO-Usonian Japan Value Creation Fund, Class VI	15,337,975	355,000	310,000	—		—	101,823	598,894	16,083,692

Totals	$213,000,827	$3,280,000	$860,000	$—		$—	$277,331	$7,074,431	$222,772,589

International Equity Allocation Fund
GMO Emerging Markets Fund, Class VI	$110,662,187	$135,000	$13,390,000	$—		$—	$1,699,978	$17,761,627	$116,868,792
GMO International Equity Fund, Class IV	166,481,847	4,920,000	6,465,000	—		—	1,978,337	4,396,472	171,311,656
GMO International Opportunistic Value Fund, Class IV	66,269,736	4,460,000	3,705,000	—		—	784,063	(314,851)	67,493,948
GMO-Usonian Japan Value Creation Fund, Class VI	26,294,916	1,435,000	1,300,000	—		—	400,612	705,360	27,535,888

Totals	$369,708,686	$10,950,000	$24,860,000	$—		$—	$4,862,990	$22,548,608	$383,210,284

Multi-Asset Credit Fund
GMO Emerging Country Debt Fund, Class VI	$24,022,615	$—	$—	$—		$—	$—	$669,266	$24,691,881
GMO High Yield Fund, Class VI	29,292,320	438,215	4,640,003	—		—	(119,849)	445,193	25,415,876
GMO MAC Implementation Fund	23,416,290	—	—	—		—	—	(1,244,862)	22,171,428
GMO Opportunistic Income Fund, Class VI	87,828,875	4,904,585	—	1,440,326		—	—	(1,339,943)	91,393,517
GMO Systematic Investment Grade Credit ETF	19,496,573	—	—	291,191		—	—	(403,747)	19,092,826
GMO U.S. Treasury Fund, Class VI	6,993,723	9,736,388	12,400,000	35,763	**	—	—	—	4,330,111
GMO Ultra-Short Income ETF	9,582,003	4,951,979	—	151,864		—	—	(51,760)	14,482,222

Totals	$200,632,399	$20,031,167	$17,040,003	$1,919,144		$—	$(119,849)	$(1,925,853)	$201,577,861

Strategic Opportunities Allocation Fund
GMO Alternative Allocation Fund, Class VI	$12,928,190	$913,000	$—	$—		$—	$—	$(377,695)	$13,463,495
GMO Asset Allocation Bond Fund, Class VI	6,765,416	425,000	—	—		—	—	(497,537)	6,692,879
GMO Climate Change Fund, Class III	829,634	—	—	—		—	—	109,547	939,181
GMO Domestic Resilience ETF	1,710,328	—	—	2,098		—	—	28,474	1,738,802

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Strategic Opportunities Allocation Fund (continued)
GMO Emerging Country Debt Fund, Class VI	$769,702	$—	$—	$—	$—	$—	$21,444	$791,146
GMO Emerging Markets ex-China Fund, Class VI	1,725,840	—	168,000	—	—	66,153	346,411	1,970,404
GMO Emerging Markets Fund, Class VI	4,233,253	930,000	805,000	—	—	342,271	666,833	5,367,357
GMO International Equity Fund, Class IV	12,625,200	315,000	260,000	—	—	108,745	443,056	13,232,001
GMO International Opportunistic Value Fund, Class IV	5,903,294	—	—	—	—	—	54,158	5,957,452
GMO-Usonian Japan Value Creation Fund, Class VI	5,393,878	—	180,000	—	—	69,051	138,761	5,421,690
GMO Quality Fund, Class VI	2,352,997	160,000	—	—	—	—	154,362	2,667,359
GMO Resources Fund, Class VI	880,319	—	—	—	—	—	77,220	957,539
GMO Small Cap Quality Fund, Class VI	1,594,672	—	—	—	—	—	5,559	1,600,231
GMO U.S. Equity Fund, Class VI	5,485,709	—	650,000	—	—	99,843	496,140	5,431,692
GMO U.S. Opportunistic Value Fund, Class VI	5,597,428	100,000	—	—	—	—	235,793	5,933,221
GMO U.S. Treasury Fund, Class VI	1,514,131	619,603	—	19,603	—	—	—	2,133,734

Totals	$70,309,991	$3,462,603	$2,063,000	$21,701	$—	$686,063	$1,902,526	$74,298,183

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2026 through May 31, 2026. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2027.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $12,520, $41,348 and $324 Benchmark-Free Fund, Implementation Fund and Multi-Asset Credit Fund, respectively, during the period.

***

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report available on the SEC’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.